UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2007

Date of reporting period:         April 30, 2007


ITEM 1. REPORT TO SHAREHOLDERS
===============================


                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

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--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
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                   Semi-Annual Report

                   APRIL 30, 2007

                   WELLS FARGO ADVANTAGE SPECIALTY FUNDS
                   -------------------------------------------------------------

                   - WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

                   - WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

                   - WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Specialized Financial Services Fund ....................................    2
   Specialized Health Sciences Fund .......................................    4
   Specialized Technology Fund ............................................    6
Fund Expenses .............................................................    8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Specialized Financial Services Fund ....................................   10
   Specialized Health Sciences Fund .......................................   15
   Specialized Technology Fund ............................................   20
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   25
   Statements of Operations ...............................................   26
   Statements of Changes in Net Assets ....................................   28
   Financial Highlights ...................................................   32
   Notes to Financial Highlights ..........................................   36
Notes to Financial Statements .............................................   37
--------------------------------------------------------------------------------
Other Information .........................................................   43
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   48
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE SPECIALTY FUNDS, which covers the six-month period that ended April 30, 2007, you may notice a few changes if you were a shareholder last year at this time. We have abbreviated the content in the semi-annual reports to include fund and benchmark performance, industry distribution, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and stock market in our letter to you. In the next annual report, which will cover the 12-month period ending October 31, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE U.S. ECONOMY AND EQUITY MARKETS
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of slowing during the six-month period. Real Gross Domestic Product (GDP) grew at a rate of 2.5% for the fourth quarter of 2006 and the early estimate for the first quarter of 2007 was 1.3%. During the last 15 years, the GDP grew at an average annual rate of 3.2%.

      A significant decline in housing activity continued to tug at the U.S. economy. Data on mortgage applications, the number of homes listed for sale, and median sale prices confirmed that the housing market had slowed. Sluggish housing sales were seen in the condominium markets and in regions that had previously seen rapid price appreciation. Sales of existing single-family homes and new single-family homes began to stabilize in March and April of 2007. Although homebuilders were still reporting a surplus of unsold units at the end of the period, cancellations had stopped increasing. Areas of the country that missed the rapid appreciation in housing prices began reporting increased demand for homes.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value on the same day. The U.S. equity market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the Federal funds rate at 5.25%. In addition, the Fed left out its previous statement that further interest-rate increases might be needed. The equity market rallied on the Fed's news, and in April the DJIA reported its best monthly performance in over four years, ending at 13,062 on April 30, 2007, significantly higher than the 12,216 reported after the market adjustment on February 27, 2007.

      Corporations continued to find ways to spend excess cash, with much of this spending concentrated on acquisitions, mergers, and stock buybacks. A buyback is a method used by publicly held companies to repurchase outstanding shares from shareholders. Buybacks allow a company to invest in itself and to reduce the number of shares outstanding in the market. This can benefit shareholders by increasing the ownership stake of each share.

      These factors and strong global growth helped to drive the U.S. equity market during the period. U.S. companies that generate revenue from exports continued to benefit from overseas sales as a result of a weaker U.S. dollar; this also helped to keep domestic products competitive in the global marketplace.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO FUND MANAGERS                 FUND INCEPTION
   Allen J. Ayvazian                       07/02/1962
   Allen Wisniewski, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge            Excluding Sales Charge         Gross     Net
                           ---------------------------------  ---------------------------------  Expense  Expense
                           6-Month*  1-Year  5-Year  10-Year  6-Month*  1-Year  5-Year  10-Year  Ratio 2  Ratio 3
-----------------------------------------------------------------------------------------------------------------
   Class A                  (0.41)    4.84    6.06     7.96     5.67     11.24   7.32     8.60    1.58%    1.35%
-----------------------------------------------------------------------------------------------------------------
   Class B                   0.28     5.68    6.22     7.63     5.28     10.68   6.54     7.63    2.33%    2.10%
-----------------------------------------------------------------------------------------------------------------
   Class C                   4.57     9.75    6.56     7.62     5.57     10.75   6.56     7.62    2.33%    2.10%
-----------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------
   S&P Financial Index 4                                        5.74     11.95   9.60    10.83
-----------------------------------------------------------------------------------------------------------------
   S&P 500 Index 5                                              8.60     15.23   8.54     8.04

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FINANCIAL SERVICES SECTOR RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 6,7 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  8.28%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             8.13%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                                6.17%
--------------------------------------------------------------------------------
   American International Group Incorporated                               4.99%
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        4.63%
--------------------------------------------------------------------------------
   Wachovia Corporation                                                    4.43%
--------------------------------------------------------------------------------
   Merrill Lynch & Company Incorporated                                    3.87%
--------------------------------------------------------------------------------
   Morgan Stanley                                                          3.66%
--------------------------------------------------------------------------------
   Hartford Financial Services Group Incorporated                          3.13%
--------------------------------------------------------------------------------
   American Express Company                                                2.86%

INDUSTRY DISTRIBUTION 6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Depository Institutions                                         (43%)
Holdings & Other Investment Offices                              (2%)
Insurance Carriers                                              (26%)
Non-Depository Credit Institutions                               (9%)
Security & Commodity Brokers, Dealers, Exchanges & Services     (20%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

5 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

6 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

7 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC                 RCM Capital Management, LLC

FUND MANAGER                                      FUND INCEPTION DATE
   Michael Dauchot, M.D.                             04/02/2001

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                           Including Sales Charge          Excluding Sales Charge
                       ------------------------------  ------------------------------
                                                 Life                            Life   Gross     Net
                                                  of                              of   Expense  Expense
                       6-Month*  1-Year  5-Year  Fund  6-Month*  1-Year  5-Year  Fund  Ratio 1  Ratio 2
-------------------------------------------------------------------------------------------------------
   Class A              -0.24     2.72    4.27   2.67    5.84      8.99   5.51   3.67   2.27%    1.65%
-------------------------------------------------------------------------------------------------------
   Class B               0.46     3.13    4.36   2.88    5.46      8.13   4.69   2.88   3.02%    2.40%
-------------------------------------------------------------------------------------------------------
   Class C               4.45     7.12    4.71   2.90    5.45      8.12   4.71   2.90   3.00%    2.40%
-------------------------------------------------------------------------------------------------------
   Benchmarks
-------------------------------------------------------------------------------------------------------
   MSCI/World Health
   Care Index 3                                          7.37     14.32   6.83   4.01
-------------------------------------------------------------------------------------------------------
   S&P 500 Index 4                                       8.60     15.23   8.54   6.14

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, HEALTH SCIENCES SECTOR RISK, NONDIVERSIFICATION RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  6.46%
--------------------------------------------------------------------------------
   Cardinal Health Incorporated                                            6.18%
--------------------------------------------------------------------------------
   Merck & Company Incorporated                                            4.43%
--------------------------------------------------------------------------------
   Thermo Fisher Scientific Incorporated                                   4.18%
--------------------------------------------------------------------------------
   CVS Corporation                                                         4.07%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                       3.93%
--------------------------------------------------------------------------------
   Abbott Laboratories                                                     3.90%
--------------------------------------------------------------------------------
   Wyeth                                                                   3.87%
--------------------------------------------------------------------------------
   Schering-Plough Corporation                                             3.72%
--------------------------------------------------------------------------------
   Community Health Systems Incorporated                                   3.56%

INDUSTRY DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Medical Equipment & Supplies                             (10%)
Apparel & Other Finished Products                         (1%)
Health Services                                          (15%)
Chemicals & Allied Products                              (34%)
Biopharmaceuticals                                       (18%)
Insurance Carriers                                        (1%)
Measuring, Analyzing & Controlling Instruments            (5%)
Medical Products                                          (7%)
Medical Management Services                               (2%)
Miscellaneous Retail                                      (7%)

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Morgan Stanley Capital International (MSCI) World Health Care Index is an unmanaged market-weighted index composed of securities traded in 22 of the world's most developed countries. Securities are listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The health care sector consists of several industry groups including health care equipment and services, pharmaceuticals and biotechnology. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

6 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC                 RCM Capital Management, LLC

PORTFOLIO MANAGERS                                FUND INCEPTION DATE
   Huachen Chen, CFA                                 09/18/2000
   Walter C. Price, Jr., CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                             Including Sales Charge            Excluding Sales Charge
                        --------------------------------  ---------------------------------
                                                   Life                               Life    Gross     Net
                                                    of                                 of    Expense  Expense
                        6-Month*  1-Year  5-Year   Fund   6-Month*  1-Year  5-Year    Fund   Ratio 2  Ratio 3
-------------------------------------------------------------------------------------------------------------
  Class A                 2.08    (3.92)   10.59  (8.51)     8.27     1.90   11.88   (7.69)   1.83%    1.75%
-------------------------------------------------------------------------------------------------------------
  Class B                 2.69    (3.92)   10.76  (8.39)     7.69     1.08   11.02   (8.39)   2.58%    2.50%
-------------------------------------------------------------------------------------------------------------
  Class C                 6.92     0.08    10.98  (8.42)     7.92     1.08   10.98   (8.42)   2.58%    2.50%
-------------------------------------------------------------------------------------------------------------
  Class Z                                                    8.10     1.73   11.71   (7.84)   2.00%    1.90%

    Benchmarks
-------------------------------------------------------------------------------------------------------------
    Goldman Sachs
    Technology Index 4                                      16.46     9.64    5.90  (10.52)
-------------------------------------------------------------------------------------------------------------
    S&P 500 Index 5                                          8.60    15.23    8.54    2.09

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, NONDIVERSIFICATION RISK, SMALL COMPANY INVESTMENT RISK AND TECHNOLOGY SECTOR RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 6,7 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Nintendo Company Limited                                                5.89%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   4.67%
--------------------------------------------------------------------------------
   Intel Corporation                                                       4.42%
--------------------------------------------------------------------------------
   Apple Incorporated                                                      4.37%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              4.35%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                               4.22%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                             4.12%
--------------------------------------------------------------------------------
   NVIDIA Corporation                                                      3.87%
--------------------------------------------------------------------------------
   Qualcomm Incorporated                                                   3.65%
--------------------------------------------------------------------------------
   Salesforce.com Incorporated                                             2.91%

INDUSTRY DISTRIBUTION 6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Miscellaneous Manufacturing Industries                          (1%)
Chemicals & Allied Products                                     (3%)
Business Services                                              (26%)
Stone, Clay, Glass & Concrete Products                          (2%)
Industrial & Commercial Machinery & Computer Equipment          (8%)
Electronics, Gas & Sanitary Services                            (2%)
Electronics & Other Electrical Equipment & Components          (45%)
Food & Kindred Products                                         (1%)
Engineering Construction                                        (1%)
Communications                                                  (9%)
Measuring, Analyzing & Controlling Instruments                  (2%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Goldman Sachs Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

5 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

6 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

7 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                              FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning       Ending
                                                     Account        Account      Expenses
                                                      Value          Value      Paid During     Net Annual
                                                    11/01/2006    04/30/2007      Period*      Expense Ratio
WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL
SERVICES FUND
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Financial
Services Fund - Class A Actual                      $ 1,000.00    $ 1,056.70       $ 6.88          1.35%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,018.10       $ 6.76          1.35%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Financial
Services Fund - Class B Actual                      $ 1,000.00    $ 1,052.80       $10.69          2.10%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,014.38       $10.49          2.10%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Financial
Services Fund - Class C Actual                      $ 1,000.00    $ 1,055.70       $10.70          2.10%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,014.38       $10.49          2.10%

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH
SERVICES FUND
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Health
Services Fund - Class A Actual                      $ 1,000.00    $ 1,058.40       $ 8.42          1.65%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,016.61       $ 8.25          1.65%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Health
Services Fund - Class B Actual                      $ 1,000.00    $ 1,054.60       $12.23          2.40%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,012.89       $11.98          2.40%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Health
Services Fund - Class C Actual                      $ 1,000.00    $ 1,054.50       $12.23          2.40%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,012.89       $11.98          2.40%

FUND EXPENSES                              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                     Beginning      Ending
                                                      Account       Account      Expenses
                                                       Value         Value      Paid During      Net Annual
                                                    11/01/2006    04/30/2007      Period*      Expense Ratio
WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND
(CONTINUED)
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized
Technology Fund - Class A Actual                    $ 1,000.00    $ 1,082.70      $  9.04         1.75%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,016.12      $  8.75         1.75%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized
Technology Fund - Class B Actual                    $ 1,000.00    $ 1,076.90      $ 12.87         2.50%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,012.40      $ 12.47         2.50%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized
Technology Fund - Class C Actual                    $ 1,000.00    $ 1,079.20      $ 12.89         2.50%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,012.40      $ 12.47         2.50%
------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized
Technology Fund - Class Z Actual                    $ 1,000.00    $ 1,081.00      $  9.80         1.90%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.37      $  9.49         1.90%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.64%

DEPOSITORY INSTITUTIONS - 42.50%
    553,262  BANK OF AMERICA CORPORATION                                                                          $   28,161,036
    228,300  BANK OF NEW YORK COMPANY INCORPORATED                                                                     9,241,584
     27,250  BANK OF THE OZARKS INCORPORATED<<                                                                           803,058
    535,000  CITIGROUP INCORPORATED                                                                                   28,686,700
     39,800  CITY NATIONAL CORPORATION                                                                                 2,914,156
     44,242  CULLEN FROST BANKERS INCORPORATED                                                                         2,263,863
     65,800  INDEPENDENT BANK CORPORATION                                                                              1,954,260
    410,000  JPMORGAN CHASE & COMPANY                                                                                 21,361,000
     54,000  MARSHALL & ILSLEY CORPORATION                                                                             2,593,080
     77,000  NORTHERN TRUST CORPORATION                                                                                4,847,150
     91,300  PNC FINANCIAL SERVICES GROUP                                                                              6,765,330
     76,000  STATE STREET CORPORATION                                                                                  5,234,120
     55,300  SUNTRUST BANKS INCORPORATED                                                                               4,668,426
    267,800  US BANCORP                                                                                                9,198,930
    276,046  WACHOVIA CORPORATION                                                                                     15,331,595
     45,200  ZIONS BANCORPORATION                                                                                      3,697,360

                                                                                                                     147,721,648
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.43%
     46,000  MAGUIRE PROPERTIES INCORPORATED                                                                           1,657,380
     51,000  PROLOGIS                                                                                                  3,304,800

                                                                                                                       4,962,180
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.40%
    105,800  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 4,874,206
                                                                                                                  --------------

INSURANCE CARRIERS - 24.15%
     57,800  ACE LIMITED                                                                                               3,436,788
     71,600  ALLSTATE CORPORATION                                                                                      4,462,112
    247,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                17,267,770
     74,800  CHUBB CORPORATION                                                                                         4,026,484
     39,700  EVEREST REINSURANCE GROUP LIMITED                                                                         3,995,408
    140,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                3,568,600
    107,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           10,828,400
     76,000  ING GROUP NV ADR                                                                                          3,466,360
     57,000  MANULIFE FINANCIAL CORPORATION<<                                                                          2,058,270
     73,000  MAX CAPITAL GROUP LIMITED<<                                                                               1,956,400
     31,700  METLIFE INCORPORATED                                                                                      2,082,690
     93,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                         8,835,000
     56,000  RENAISSANCERE HOLDINGS LIMITED                                                                            3,032,400
    107,800  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                  2,811,424
    163,400  TRAVELERS COMPANIES INCORPORATED                                                                          8,839,940
     42,000  XL CAPITAL LIMITED CLASS A                                                                                3,275,160

                                                                                                                      83,943,206
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 9.90%
     68,800  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                $    3,349,184
    163,000  AMERICAN EXPRESS COMPANY                                                                                  9,889,210
     94,000  CAPITAL ONE FINANCIAL CORPORATION                                                                         6,980,440
     87,000  FANNIE MAE                                                                                                5,126,040
     98,500  FREDDIE MAC                                                                                               6,380,830
    133,600  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    2,659,976

                                                                                                                      34,385,680
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 20.26%
     53,300  ALLIANCE BERNSTEIN HOLDING LP<<                                                                           4,848,168
    161,900  AMVESCAP PLC ADR                                                                                          3,838,649
     41,700  BEAR STEARNS COMPANIES INCORPORATED                                                                       6,492,690
    150,000  CHARLES SCHWAB CORPORATION                                                                                2,868,000
     70,000  E*TRADE FINANCIAL CORPORATION+                                                                            1,545,600
    100,000  FEDERATED INVESTORS INCORPORATED CLASS B                                                                  3,816,000
     73,400  GOLDMAN SACHS GROUP INCORPORATED                                                                         16,045,974
     65,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     4,893,200
    148,400  MERRILL LYNCH & COMPANY INCORPORATED                                                                     13,390,132
    151,000  MORGAN STANLEY                                                                                           12,685,510

                                                                                                                      70,423,923
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $243,546,368)                                                                              346,310,843
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 3.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
     50,891  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       50,891
      2,576  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               2,576

                                                                                                                          53,467
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.20%
$   156,320  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47%        08/16/2007           156,380
     30,535  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37         05/14/2008            30,536
     37,144  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.31         05/30/2007            36,987
     84,818  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.34         10/25/2007            84,826
     84,818  BANCO SANTANDER TOTTA LOAN+/-++                                           5.32         05/16/2008            84,827
    254,455  BANK OF AMERICA NA SERIES BKNT+/-                                         5.36         06/19/2007           254,470
    135,709  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $135,729)                                                 5.36         05/01/2007           135,709
    135,709  BUCKINGHAM II CDO LLC                                                     5.31         05/29/2007           135,156
     67,855  CAIRN HIGH GRADE FUNDING I LLC++                                          5.28         05/03/2007            67,835
     84,818  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         05/23/2007            84,546
     40,713  CAIRN HIGH GRADE FUNDING I LLC++                                          5.27         05/31/2007            40,535
     33,927  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/04/2007            33,759
     67,855  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/07/2007            67,489
     50,891  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/15/2007            50,558
     88,211  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         06/21/2007            87,557
    142,495  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/11/2007           141,023

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    96,992  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28%        05/16/2007    $       96,779
    112,503  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         05/21/2007           112,175
    169,637  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28         06/07/2007           168,722
     46,504  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         06/12/2007            46,220
     12,305  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/13/2007            12,228
     64,462  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         06/14/2007            64,049
     33,927  CEDAR SPRINGS CAPITAL COMPANY                                             5.30         07/10/2007            33,582
     71,078  CHARTA LLC++                                                              5.31         06/22/2007            70,540
     15,132  CHEYNE FINANCE LLC                                                        5.30         05/14/2007            15,103
     33,927  CHEYNE FINANCE LLC                                                        5.29         06/19/2007            33,685
    220,528  CHEYNE FINANCE LLC+/-++                                                   5.29         02/25/2008           220,486
     84,818  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.32         07/16/2007            84,824
     36,251  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007            36,262
     37,405  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007            37,419
     33,927  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007            33,926
  1,017,820  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,017,972)                5.36         05/01/2007         1,017,820
     44,106  COBBLER FUNDING LIMITED++                                                 5.33         07/25/2007            43,560
     16,964  COMERICA BANK+/-                                                          5.32         02/08/2008            16,935
    137,066  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.31         05/11/2007           136,866
    271,419  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.31         05/21/2007           270,626
     84,818  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008            84,797
    169,637  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007           169,635
     50,891  DEER VALLEY FUNDING LLC                                                   5.31         05/07/2007            50,847
    131,377  DEER VALLEY FUNDING LLC++                                                 5.31         05/10/2007           131,205
    127,228  DEER VALLEY FUNDING LLC++                                                 5.27         05/15/2007           126,968
     84,818  DEER VALLEY FUNDING LLC++                                                 5.31         05/18/2007            84,608
     16,445  DEER VALLEY FUNDING LLC++                                                 5.31         05/21/2007            16,397
    123,139  DEER VALLEY FUNDING LLC++                                                 5.32         06/18/2007           122,279
    742,758  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $742,869)               5.36         05/01/2007           742,758
    169,637  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.37         06/13/2007           169,649
     22,127  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.27         07/06/2007            21,915
     42,392  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007            42,399
     94,997  GEORGE STREET FINANCE LLC++                                               5.31         05/29/2007            94,609
     84,818  HARRIER FINANCE FUNDING LLC+/-++                                          5.30         01/11/2008            84,819
      6,785  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             6,786
    118,746  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007           118,754
    220,528  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007           220,528
     84,818  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         05/23/2008            84,829
     20,356  K2 (USA) LLC+/-++                                                         5.30         07/16/2007            20,358
     33,927  K2 (USA) LLC+/-++                                                         5.33         09/28/2007            33,927
     10,321  KESTREL FUNDING US LLC                                                    5.27         05/21/2007            10,291
    154,268  KESTREL FUNDING US LLC++                                                  5.30         06/28/2007           152,966
    186,600  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008           186,595
    169,637  KLIO III FUNDING CORPORATION++                                            5.31         06/22/2007           168,353
     22,877  KLIO III FUNDING CORPORATION++                                            5.32         07/13/2007            22,634
    101,782  KLIO III FUNDING CORPORATION++                                            5.32         07/20/2007           100,597
     61,069  KLIO III FUNDING CORPORATION++                                            5.32         07/23/2007            60,332
    208,107  KLIO III FUNDING CORPORATION++                                            5.33         07/24/2007           205,562

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    47,570  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32%        05/02/2007    $       47,562
     51,878  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         05/15/2007            51,772
     42,409  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007            42,409
    220,528  LIBERTY HARBOUR CDO II LIMITED                                            5.31         05/11/2007           220,206
     11,556  LIBERTY HARBOUR CDO II LIMITED                                            5.30         05/14/2007            11,534
     95,719  LIBERTY HARBOUR CDO II LIMITED                                            5.31         05/22/2007            95,426
    244,277  LIQUID FUNDING LIMITED                                                    5.30         05/07/2007           244,064
     10,178  LIQUID FUNDING LIMITED                                                    5.31         07/30/2007            10,045
    217,135  LIQUID FUNDING LIMITED+/-++                                               5.33         11/13/2007           217,135
     71,587  METLIFE GLOBAL FUNDING I+/-++                                             5.42         10/05/2007            71,615
     84,818  MORGAN STANLEY+/-                                                         5.31         07/12/2007            84,818
    124,547  MORGAN STANLEY+/-                                                         5.48         07/27/2007           124,580
     84,818  MORGAN STANLEY+/-                                                         5.38         08/07/2007            84,818
    750,946  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $751,058)             5.36         05/01/2007           750,946
     15,691  MORGAN STANLEY SERIES EXL+/-                                              5.38         05/15/2008            15,693
     13,571  NATIONAL CITY BANK+/-                                                     5.41         09/04/2007            13,573
     97,253  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007            97,289
     63,325  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.30         05/09/2007            63,251
    169,637  NORTHERN ROCK PLC+/-++SS.                                                 5.34         06/04/2008           169,647
     49,004  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         05/15/2007            49,004
     16,964  PICAROS FUNDING PLC++                                                     5.27         06/22/2007            16,835
     96,693  PREMIUM ASSET TRUST+/-++                                                  5.47         12/21/2007            96,828
     84,818  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.36         12/16/2007            84,818
     64,462  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007            64,462
     13,724  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         10/22/2007            13,727
     42,650  REGENCY MARKETS #1 LLC++                                                  5.26         05/15/2007            42,563
    122,138  SEDNA FINANCE INCORPORATED+/-++                                           5.29         04/10/2008           122,119
     78,033  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39         04/11/2008            78,033
     13,571  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.23         08/20/2007            13,352
     67,855  SLM CORPORATION+/-++                                                      5.33         05/12/2008            67,762
     94,997  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008            95,033
     67,855  TANGO FINANCE CORPORATION                                                 5.32         07/31/2007            66,958
     19,613  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008            19,613
     84,818  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007            84,823
     84,818  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34         05/08/2008            84,824
     33,927  VERSAILLES CDS LLC++                                                      5.31         05/11/2007            33,878
    169,637  VETRA FINANCE CORPORATION                                                 5.28         06/12/2007           168,600
     23,983  WHISTLEJACKET CAPITAL LIMITED                                             5.30         05/14/2007            23,938
     77,907  WHISTLEJACKET CAPITAL LIMITED                                             5.31         07/12/2007            77,091
      7,162  WORLD OMNI VEHICLE LEASING++                                              5.30         05/24/2007             7,138

                                                                                                                      11,107,179
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,160,646)                                                            11,160,646
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.24%
    854,425  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $      854,425
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $854,425)                                                                             854,425
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $255,561,439)*                        103.09%                                                               $  358,325,914
OTHER ASSETS AND LIABILITIES, NET            (3.09)                                                                  (10,756,030)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  347,569,884
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $854,425.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.39%

BIOPHARMACEUTICALS - 19.59%
      4,120  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                              $      172,463
      3,870  APPLERA CORPORATION-CELERA GROUP+                                                                            54,180
      7,110  BIOMIMETIC THERAPEUTICS INCORPORATED+                                                                       133,241
     10,470  CELGENE CORPORATION+<<                                                                                      640,345
      4,991  CEPHALON INCORPORATED+<<                                                                                    397,334
      5,020  COLEY PHARMACEUTICAL GROUP INCORPORATED+<<                                                                   49,899
      3,750  DIGENE CORPORATION+                                                                                         171,938
      3,230  GENENTECH INCORPORATED+                                                                                     258,368
      6,067  GENZYME CORPORATION+                                                                                        396,236
      6,170  GILEAD SCIENCES INCORPORATED+                                                                               504,212
      4,091  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                        44,060
      4,101  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                                157,109
      7,310  THERAVANCE INCORPORATED+<<                                                                                  242,180
      8,630  UNITED THERAPEUTICS CORPORATION+<<                                                                          482,503

                                                                                                                       3,704,068
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 32.49%
     12,817  ABBOTT LABORATORIES                                                                                         725,699
      7,716  AMGEN INCORPORATED+                                                                                         494,904
      3,602  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                      148,871
     20,382  BRISTOL-MYERS SQUIBB COMPANY#                                                                               588,225
      8,983  ELI LILLY & COMPANY<<                                                                                       531,165
      8,552  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 264,599
     11,394  JOHNSON & JOHNSON                                                                                           731,723
     16,047  MERCK & COMPANY INCORPORATED                                                                                825,458
     21,848  SCHERING-PLOUGH CORPORATION                                                                                 693,237
      5,980  SHIRE PLC ADR                                                                                               417,942
     12,981  WYETH                                                                                                       720,446

                                                                                                                       6,142,269
                                                                                                                  --------------

HEALTH SERVICES - 11.04%
     16,458  CARDINAL HEALTH INCORPORATED#                                                                             1,151,237
     18,014  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                      662,915
      4,521  COVANCE INCORPORATED+                                                                                       273,521

                                                                                                                       2,087,673
                                                                                                                  --------------

INSURANCE CARRIERS - 1.00%
      2,405  WELLPOINT INCORPORATED+                                                                                     189,923
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.12%
     14,941  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      777,828
                                                                                                                  --------------

MEDICAL EQUIPMENT & SUPPLIES - 10.28%
      1,148  CYTYC CORPORATION+                                                                                           40,440
      6,096  KYPHON INCORPORATED+<<                                                                                      284,135
     22,720  MEDTRONIC INCORPORATED<<                                                                                  1,202,570
      5,695  MINDRAY MEDICAL INTERNATIONAL LIMITED ADR<<#                                                                131,042
      1,430  NORTHSTAR NEUROSCIENCE INCORPORATED                                                                          19,477

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
MEDICAL EQUIPMENT & SUPPLIES (CONTINUED)
      2,411  NUVASIVE INCORPORATED+                                                                                 $        62,131
      4,746  ST. JUDE MEDICAL INCORPORATED+                                                                                 203,081

                                                                                                                          1,942,876
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 7.22%
      4,630  COVENTRY HEALTH CARE INCORPORATED+                                                                             267,753
      5,710  EXPRESS SCRIPTS INCORPORATED+<<                                                                                545,591
      7,059  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                           550,743

                                                                                                                          1,364,087
                                                                                                                    ---------------

MEDICAL PRODUCTS - 8.64%
      3,118  ALLERGAN INCORPORATED                                                                                          377,902
        422  NOBEL BIOCARE HOLDING AG                                                                                       151,937
      6,703  STRYKER CORPORATION<<                                                                                          435,293
      9,280  XTENT INCORPORATED+<<                                                                                          125,466
      6,000  ZIMMER HOLDINGS INCORPORATED+                                                                                  542,880

                                                                                                                          1,633,478
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 4.01%
     20,920  CVS CORPORATION                                                                                                758,141
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $17,385,230)                                                                                   18,600,343
                                                                                                                    ---------------

CONTRACTS                                                                         STRIKE PRICE    EXPIRATION DATE
OPTIONS - 0.11%
        106  AMGEN INCORPORATED PUT                                                $  55.00          05/19/2007                 318
         19  MEDIMMUNE INCORPORATED PUT                                               50.00          01/19/2008               1,235
        203  NEKTAR THERAPEUTICS PUT                                                  12.50          05/19/2007              10,150
         46  VERTEX PHARMACEUTICALS INCORPORATED PUT                                  30.00          07/21/2007               9,614

TOTAL OPTIONS (PREMIUMS PAID $68,763)                                                                                        21,317
                                                                                                                    ---------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 26.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
     22,857  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                          22,857
      1,157  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                                  1,157

                                                                                                                             24,014
                                                                                                                    ---------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 26.39%
$    70,208  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47%         08/16/2007              70,235
     13,714  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37          05/14/2008              13,715
     16,682  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.31          05/30/2007              16,612
     38,094  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.34          10/25/2007              38,098
     38,094  BANCO SANTANDER TOTTA LOAN+/-++                                           5.32          05/16/2008              38,098
    114,283  BANK OF AMERICA NA SERIES BKNT+/-                                         5.36          06/19/2007             114,290
     60,951  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $60,960)                                                  5.36          05/01/2007              60,951

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    60,951  BUCKINGHAM II CDO LLC                                                     5.31%        05/29/2007    $       60,702
     30,475  CAIRN HIGH GRADE FUNDING I LLC++                                          5.28         05/03/2007            30,467
     38,094  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         05/23/2007            37,972
     18,285  CAIRN HIGH GRADE FUNDING I LLC++                                          5.27         05/31/2007            18,205
     15,238  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/04/2007            15,162
     30,475  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/07/2007            30,311
     22,857  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/15/2007            22,707
     39,618  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         06/21/2007            39,324
     63,999  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/11/2007            63,337
     43,562  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28         05/16/2007            43,466
     50,528  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         05/21/2007            50,381
     76,189  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28         06/07/2007            75,778
     20,886  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         06/12/2007            20,759
      5,527  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/13/2007             5,492
     28,952  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         06/14/2007            28,766
     15,238  CEDAR SPRINGS CAPITAL COMPANY                                             5.30         07/10/2007            15,082
     31,923  CHARTA LLC++                                                              5.31         06/22/2007            31,681
      6,796  CHEYNE FINANCE LLC                                                        5.30         05/14/2007             6,783
     15,238  CHEYNE FINANCE LLC                                                        5.29         06/19/2007            15,129
     99,045  CHEYNE FINANCE LLC+/-++                                                   5.29         02/25/2008            99,027
     38,094  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.32         07/16/2007            38,097
     16,282  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007            16,286
     16,800  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007            16,806
     15,238  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007            15,237
    457,132  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $457,200)                  5.36         05/01/2007           457,132
     19,809  COBBLER FUNDING LIMITED++                                                 5.33         07/25/2007            19,564
      7,619  COMERICA BANK+/-                                                          5.32         02/08/2008             7,606
     61,560  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.31         05/11/2007            61,471
    121,902  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.31         05/21/2007           121,546
     38,094  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008            38,085
     76,189  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007            76,188
     22,857  DEER VALLEY FUNDING LLC                                                   5.31         05/07/2007            22,837
     59,005  DEER VALLEY FUNDING LLC++                                                 5.31         05/10/2007            58,928
     57,142  DEER VALLEY FUNDING LLC++                                                 5.27         05/15/2007            57,025
     38,094  DEER VALLEY FUNDING LLC++                                                 5.31         05/18/2007            38,000
      7,386  DEER VALLEY FUNDING LLC++                                                 5.31         05/21/2007             7,364
     55,305  DEER VALLEY FUNDING LLC++                                                 5.32         06/18/2007            54,919
    333,594  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $333,644)               5.36         05/01/2007           333,594
     76,189  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.37         06/13/2007            76,194
      9,938  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.27         07/06/2007             9,843
     19,040  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007            19,043
     42,666  GEORGE STREET FINANCE LLC++                                               5.31         05/29/2007            42,492
     38,094  HARRIER FINANCE FUNDING LLC+/-++                                          5.30         01/11/2008            38,095
      3,048  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             3,048
     53,332  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007            53,336
     99,045  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007            99,045
     38,094  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         05/23/2008            38,099
      9,143  K2 (USA) LLC+/-++                                                         5.30         07/16/2007             9,143

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,238  K2 (USA) LLC+/-++                                                         5.33%        09/28/2007    $       15,238
      4,635  KESTREL FUNDING US LLC                                                    5.27         05/21/2007             4,622
     69,286  KESTREL FUNDING US LLC++                                                  5.30         06/28/2007            68,701
     83,808  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008            83,805
     76,189  KLIO III FUNDING CORPORATION++                                            5.31         06/22/2007            75,612
     10,275  KLIO III FUNDING CORPORATION++                                            5.32         07/13/2007            10,166
     45,713  KLIO III FUNDING CORPORATION++                                            5.32         07/20/2007            45,181
     27,428  KLIO III FUNDING CORPORATION++                                            5.32         07/23/2007            27,097
     93,467  KLIO III FUNDING CORPORATION++                                            5.33         07/24/2007            92,324
     21,365  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32         05/02/2007            21,362
     23,300  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         05/15/2007            23,253
     19,047  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007            19,047
     99,045  LIBERTY HARBOUR CDO II LIMITED                                            5.31         05/11/2007            98,901
      5,190  LIBERTY HARBOUR CDO II LIMITED                                            5.30         05/14/2007             5,180
     42,990  LIBERTY HARBOUR CDO II LIMITED                                            5.31         05/22/2007            42,859
    109,712  LIQUID FUNDING LIMITED                                                    5.30         05/07/2007           109,616
      4,571  LIQUID FUNDING LIMITED                                                    5.31         07/30/2007             4,511
     97,522  LIQUID FUNDING LIMITED+/-++                                               5.33         11/13/2007            97,522
     32,152  METLIFE GLOBAL FUNDING I+/-++                                             5.42         10/05/2007            32,165
     38,094  MORGAN STANLEY+/-                                                         5.31         07/12/2007            38,094
     55,938  MORGAN STANLEY+/-                                                         5.48         07/27/2007            55,952
     38,094  MORGAN STANLEY+/-                                                         5.38         08/07/2007            38,094
    337,272  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $337,322)             5.36         05/01/2007           337,272
      7,047  MORGAN STANLEY SERIES EXL+/-                                              5.38         05/15/2008             7,048
      6,095  NATIONAL CITY BANK+/-                                                     5.41         09/04/2007             6,096
     43,679  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007            43,695
     28,441  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.30         05/09/2007            28,408
     76,189  NORTHERN ROCK PLC+/-++SS.                                                 5.34         06/04/2008            76,193
     22,009  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         05/15/2007            22,009
      7,619  PICAROS FUNDING PLC++                                                     5.27         06/22/2007             7,561
     43,428  PREMIUM ASSET TRUST+/-++                                                  5.47         12/21/2007            43,488
     38,094  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.36         12/16/2007            38,094
     28,952  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007            28,952
      6,164  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         10/22/2007             6,165
     19,155  REGENCY MARKETS #1 LLC++                                                  5.26         05/15/2007            19,116
     54,856  SEDNA FINANCE INCORPORATED+/-++                                           5.29         04/10/2008            54,847
     35,047  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39         04/11/2008            35,047
      6,095  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.23         08/20/2007             5,997
     30,475  SLM CORPORATION+/-++                                                      5.33         05/12/2008            30,434
     42,666  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008            42,682
     30,475  TANGO FINANCE CORPORATION                                                 5.32         07/31/2007            30,073
      8,809  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008             8,809
     38,094  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007            38,097
     38,094  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34         05/08/2008            38,097
     15,238  VERSAILLES CDS LLC++                                                      5.31         05/11/2007            15,215
     76,189  VETRA FINANCE CORPORATION                                                 5.28         06/12/2007            75,721

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    10,772  WHISTLEJACKET CAPITAL LIMITED                                             5.30%        05/14/2007    $       10,751
     34,990  WHISTLEJACKET CAPITAL LIMITED                                             5.31         07/12/2007            34,624
      3,217  WORLD OMNI VEHICLE LEASING++                                              5.30         05/24/2007             3,206

                                                                                                                       4,988,552
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,012,566)                                                              5,012,566
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 1.71%
    323,439  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                323,439
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $323,439)                                                                             323,439
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $22,789,998)*                         126.73%                                                               $   23,957,665
OTHER ASSETS AND LIABILITIES, NET           (26.73)                                                                   (5,053,810)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $   18,903,855
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $323,439.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                          STRIKE PRICE   EXPIRATION DATE         VALUE
WRITTEN OPTIONS - (0.01%)
       (40)  MINDRAY MEDICAL INTERNATIONAL LIMITED ADR CALL                          $  30.00        07/21/2007      $       (1,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(6,097))                                                                   $       (1,000)
                                                                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 94.67%

BUSINESS SERVICES - 23.98%
    259,125  ACTIVISION INCORPORATED+<<                                                                           $    5,182,500
    132,215  AUTODESK INCORPORATED+                                                                                    5,456,513
     76,280  CERNER CORPORATION+<<#                                                                                    4,061,147
     40,075  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       3,582,705
    113,100  FOCUS MEDIA HOLDING LIMITED+<<                                                                            4,184,700
     17,225  GOOGLE INCORPORATED CLASS A+                                                                              8,119,521
    307,000  MICROSOFT CORPORATION                                                                                     9,191,580
     83,332  RED HAT INCORPORATED+<<                                                                                   1,761,638
    136,400  SALESFORCE.COM INCORPORATED+<<                                                                            5,728,800
     83,050  THQ INCORPORATED+<<                                                                                       2,771,379

                                                                                                                      50,040,483
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 2.97%
     66,335  MONSANTO COMPANY                                                                                          3,913,102
     12,544  WACKER CHEMIE AG                                                                                          2,280,450

                                                                                                                       6,193,552
                                                                                                                  --------------

COMMUNICATIONS - 8.55%
     87,041  BHARTI AIRTEL LIMITED+                                                                                    1,704,575
    410,037  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                    2,279,806
    108,240  NII HOLDINGS INCORPORATED+<<                                                                              8,307,420
    466,110  PT TELEKOMUNIKASI INDONESIA                                                                                 533,194
  1,474,400  TENCENT HOLDINGS LIMITED                                                                                  5,020,658

                                                                                                                      17,845,653
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.10%
     32,709  FIRST SOLAR INCORPORATED+<<                                                                               1,962,213
     36,051  Q-CELLS AG+                                                                                               2,589,375
     86,005  RENEWABLE ENERGY CORPORATION AS+                                                                          2,461,405
     57,763  SUNPOWER CORPORATION+<<                                                                                   3,505,059
     61,000  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                             2,213,080

                                                                                                                      12,731,132
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 41.56%
    207,500  ABB LIMITED                                                                                               4,146,414
     91,445  ANALOG DEVICES INCORPORATED                                                                               3,531,606
     29,225  BROADCOM CORPORATION CLASS A+                                                                               951,274
  5,382,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                            5,022,525
    320,700  CISCO SYSTEMS INCORPORATED+                                                                               8,575,518
    195,450  COMVERSE TECHNOLOGY INCORPORATED+<<                                                                       4,432,806
    323,200  INFINEON TECHNOLOGIES AG+                                                                                 5,013,726
    405,390  INTEL CORPORATION                                                                                         8,715,885
     29,130  INTERNATIONAL RECTIFIER CORPORATION+                                                                      1,027,706
     76,620  MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                       1,235,881
     75,510  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    2,395,177
     37,814  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   2,075,232
     37,175  NINTENDO COMPANY LIMITED                                                                                 11,612,462

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
    231,750  NVIDIA CORPORATION+                                                                                       7,622,258
    232,685  ON SEMICONDUCTOR CORPORATION+<<                                                                           2,492,056
    164,350  QUALCOMM INCORPORATED                                                                                     7,198,530
    143,440  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                    1,511,858
     69,710  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                     2,660,831
    120,400  TEXAS INSTRUMENTS INCORPORATED                                                                            4,138,148
     35,750  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   2,372,370

                                                                                                                      86,732,263
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.60%
     86,345  APPLE INCORPORATED+                                                                                       8,617,231
     42,750  GAMESTOP CORPORATION CLASS A+                                                                             1,418,018
     28,460  RESEARCH IN MOTION LIMITED+                                                                               3,744,767

                                                                                                                      13,780,016
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.24%
     72,910  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                 2,581,743
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 1.13%
    148,325  ORKLA ASA                                                                                                 2,364,508
                                                                                                                  --------------

OIL & GAS EXTRACTION - 0.94%
     30,380  CAMERON INTERNATIONAL CORPORATION+                                                                        1,961,637
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.60%
    141,120  CORNING INCORPORATED+                                                                                     3,347,366
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $175,834,828)                                                                              197,578,353
                                                                                                                  --------------

RIGHTS - 0.00%
     30,500  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------

                                                                                                 EXPIRATION DATE
WARRANTS - 2.65%
    784,550  HON HIA PRECISION INDUSTRY COMPANY LIMITED WARRANTS+                                   11/17/2010         5,216,159
     26,530  MACQUARIE BANK LIMITED WARRANTS                                                        01/28/2012           327,542

TOTAL WARRANTS (COST $5,258,736)                                                                                       5,543,701
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 19.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.10%
    186,770  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      186,770
      9,454  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               9,454

                                                                                                                         196,224
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.53%
$   573,695  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007           573,913
    112,062  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37        05/14/2008           112,067
    136,317  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           135,741
    311,283  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007           311,311

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   311,283  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32%       05/16/2008    $      311,315
    933,850  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007           933,906
    498,054  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $498,128)                                                  5.36        05/01/2007           498,054
    498,054  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007           496,022
    249,027  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007           248,955
    311,283  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007           310,284
    149,416  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           148,763
    124,513  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           123,897
    249,027  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007           247,685
    186,770  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           185,547
    323,735  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007           321,333
    522,956  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007           517,554
    355,959  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007           355,179
    412,886  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007           411,681
    622,567  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007           619,211
    170,671  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           169,628
     45,161  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007            44,878
    236,575  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           235,061
    124,513  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           123,245
    260,856  CHARTA LLC++                                                               5.31        06/22/2007           258,881
     55,533  CHEYNE FINANCE LLC                                                         5.30        05/14/2007            55,427
    124,513  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           123,626
    809,337  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008           809,183
    311,283  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007           311,305
    133,043  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           133,082
    137,276  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           137,330
    124,513  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           124,508
  3,735,402  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,735,958)                 5.36        05/01/2007         3,735,402
    161,867  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           159,865
     62,257  COMERICA BANK+/-                                                           5.32        02/08/2008            62,151
    503,034  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007           502,300
    996,107  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007           993,198
    311,283  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           311,206
    622,567  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007           622,561
    186,770  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007           186,608
    482,153  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007           481,522
    466,925  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007           465,973
    311,283  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007           310,511
     60,352  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007            60,175
    451,921  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007           448,762
  2,725,923  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,726,329)              5.36        05/01/2007         2,725,923
    622,567  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007           622,611
     81,208  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007            80,427
    155,579  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           155,606
    348,637  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007           347,215
    311,283  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008           311,287
     24,903  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007            24,903
    435,797  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           435,827

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   809,337  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39%       09/17/2007    $      809,337
    311,283  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008           311,324
     74,708  K2 (USA) LLC+/-++                                                          5.30        07/16/2007            74,714
    124,513  K2 (USA) LLC+/-++                                                          5.33        09/28/2007           124,513
     37,877  KESTREL FUNDING US LLC                                                     5.27        05/21/2007            37,766
    566,162  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007           561,384
    684,824  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008           684,803
    622,567  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007           617,854
     83,959  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007            83,067
    373,540  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007           369,192
    224,124  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           221,417
    763,753  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007           754,412
    174,580  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           174,554
    190,393  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           190,005
    155,642  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           155,640
    809,337  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007           808,155
     42,409  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007            42,329
    351,290  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007           350,215
    896,496  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007           895,716
     37,354  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007            36,865
    796,886  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007           796,886
    262,723  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007           262,828
    311,283  MORGAN STANLEY+/-                                                          5.31        07/12/2007           311,283
    457,089  MORGAN STANLEY+/-                                                          5.48        07/27/2007           457,208
    311,283  MORGAN STANLEY+/-                                                          5.38        08/07/2007           311,283
  2,755,974  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $2,756,384)            5.36        05/01/2007         2,755,974
     57,587  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008            57,592
     49,805  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007            49,811
    356,918  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           357,050
    232,404  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           232,132
    622,567  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008           622,604
    179,843  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        05/15/2007           179,843
     62,257  PICAROS FUNDING PLC++                                                      5.27        06/22/2007            61,785
    354,863  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007           355,360
    311,283  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007           311,283
    236,575  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007           236,575
     50,366  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        10/22/2007            50,377
    156,526  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           156,206
    448,248  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008           448,176
    286,381  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008           286,381
     49,805  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007            49,002
    249,027  SLM CORPORATION+/-++                                                       5.33        05/12/2008           248,688
    348,637  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008           348,770
    249,027  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007           245,735
     71,981  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            71,980
    311,283  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007           311,302

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   311,283  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34%       05/08/2008    $      311,305
    124,513  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           124,332
    622,567  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007           618,763
     88,019  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007            87,851
    285,920  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007           282,924
     26,285  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007            26,200

                                                                                                                      40,763,356
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,959,580)                                                            40,959,580
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $222,053,144)*                                             116.95%                                          $  244,081,634
OTHER ASSETS AND LIABILITIES, NET                                (16.95)                                             (35,378,395)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $  208,703,239
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        SPECIALIZED     SPECIALIZED     SPECIALIZED
                                                                                          FINANCIAL          HEALTH      TECHNOLOGY
                                                                                      SERVICES FUND   SCIENCES FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................   $ 346,310,843   $  18,621,660   $ 203,122,054
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................      11,160,646       5,012,566      40,959,580
  INVESTMENTS IN AFFILIATES .......................................................         854,425         323,439               0
                                                                                      ----------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................     358,325,914      23,957,665     244,081,634
                                                                                      ----------------------------------------------
  CASH ............................................................................          50,000         150,520               0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................               0             124          27,790
  RECEIVABLE FOR INVESTMENTS SOLD .................................................         482,294         698,851      10,300,624
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         336,694          30,360         342,292
                                                                                      ----------------------------------------------
TOTAL ASSETS ......................................................................     359,194,902      24,837,520     254,752,340
                                                                                      ----------------------------------------------

LIABILITIES
  OPTION WRITTEN, AT VALUE ........................................................               0           1,000               0
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS .............................................               0               0          38,543
  FOREIGN TAXES PAYABLE ...........................................................               0               0          12,945
  PAYABLE FOR FUND SHARES REDEEMED ................................................          37,190         118,503         219,460
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................               0         741,243       4,489,627
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................         303,757          23,618         240,884
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................      11,160,646       5,012,566      40,959,580
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................         123,425          36,735          88,062
                                                                                      ----------------------------------------------
TOTAL LIABILITIES .................................................................      11,625,018       5,933,665      46,049,101
                                                                                      ----------------------------------------------
TOTAL NET ASSETS ..................................................................   $ 347,569,884   $  18,903,855   $ 208,703,239
                                                                                      ==============================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................   $ 227,550,590   $  16,987,832   $ 353,227,868
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................         280,927         (81,891)     (1,334,136)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................      16,973,892         824,952    (165,198,680)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
    TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......     102,764,475       1,167,865      22,008,187
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
    SALES .........................................................................               0           5,097               0
                                                                                      ----------------------------------------------
TOTAL NET ASSETS ..................................................................   $ 347,569,884   $  18,903,855   $ 208,703,239
                                                                                      ----------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................   $ 343,324,944   $   7,423,347   $ 106,307,533
  SHARES OUTSTANDING - CLASS A ....................................................      83,068,748         628,718      18,052,250
  NET ASSET VALUE PER SHARE - CLASS A .............................................   $        4.13   $       11.81   $        5.89
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................................   $        4.38   $       12.53   $        6.25
  NET ASSETS - CLASS B ............................................................   $   3,260,384   $  10,642,100   $  22,392,981
  SHARES OUTSTANDING - CLASS B ....................................................         790,877         946,322       3,996,689
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $        4.12   $       11.25   $        5.60
  NET ASSETS - CLASS C ............................................................   $     984,556   $     838,408   $   4,821,367
  SHARES OUTSTANDING - CLASS C ....................................................         240,414          74,472         862,507
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $        4.10   $       11.26   $        5.59
  NET ASSETS - CLASS Z ............................................................             N/A             N/A   $  75,181,358
  SHARES OUTSTANDING - CLASS Z ....................................................             N/A             N/A      12,807,426
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................             N/A             N/A   $        5.87
                                                                                      ----------------------------------------------
INVESTMENTS AT COST ...............................................................   $ 255,561,439   $  22,789,998   $ 222,053,144
                                                                                      ==============================================
SECURITIES ON LOAN, AT MARKET VALUE ...............................................   $  10,840,899   $   4,815,365   $  38,703,041
                                                                                      ==============================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS ..............................................   $           0   $       6,097   $           0
                                                                                      ==============================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                        SPECIALIZED     SPECIALIZED     SPECIALIZED
                                                                                          FINANCIAL          HEALTH      TECHNOLOGY
                                                                                      SERVICES FUND   SCIENCES FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................................   $   4,451,677   $     110,207   $     518,406
  INCOME FROM AFFILIATED SECURITIES ...............................................          39,454          15,984         182,146
  SECURITIES LENDING INCOME, NET ..................................................          35,382           1,131          36,816
                                                                                      ----------------------------------------------
TOTAL INVESTMENT INCOME ...........................................................       4,526,513         127,322         737,368
                                                                                      ----------------------------------------------
EXPENSES
  ADVISORY FEES ...................................................................       1,678,804          94,662       1,142,266
  ADMINISTRATION FEES
    FUND LEVEL ....................................................................          88,358           4,982          54,394
    CLASS A .......................................................................         488,292          11,177         154,574
    CLASS B .......................................................................           5,074          15,507          32,962
    CLASS C .......................................................................           1,439           1,218           7,213
    CLASS Z .......................................................................             N/A             N/A         176,554
  CUSTODY FEES ....................................................................          35,343           6,975          76,151
  SHAREHOLDER SERVICING FEES (NOTE 3) .............................................         441,790          24,911         271,969
  ACCOUNTING FEES .................................................................          18,223          10,881          18,125
  DISTRIBUTION FEES (NOTE 3)
    CLASS B .......................................................................          13,592          41,536          88,290
    CLASS C .......................................................................           3,853           3,261          19,321
  PROFESSIONAL FEES ...............................................................          12,054           8,427          10,867
  REGISTRATION FEES ...............................................................           2,500           2,361          22,623
  SHAREHOLDER REPORTS .............................................................          30,807           8,570          44,366
  TRUSTEES' FEES ..................................................................           4,478           4,478           4,478
  OTHER FEES AND EXPENSES .........................................................             660             405           1,992
                                                                                      ----------------------------------------------
TOTAL EXPENSES ....................................................................       2,825,267         239,351       2,126,145
                                                                                      ----------------------------------------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................................        (420,824)        (30,138)        (55,901)
  NET EXPENSES ....................................................................       2,404,443         209,213       2,070,244
                                                                                      ----------------------------------------------
NET INVESTMENT INCOME (LOSS) ......................................................       2,122,070         (81,891)     (1,332,876)
                                                                                      ----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
====================================================================================================================================
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................      18,801,130       1,329,278      15,942,743
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ............................               0         (71,838)        450,517
                                                                                      ----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................................      18,801,130       1,257,440      16,393,260
                                                                                      ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................        (860,167)       (103,985)      1,921,178
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ............................               0         (38,422)         18,392
                                                                                      ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...............        (860,167)       (142,407)      1,939,570
                                                                                      ==============================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............................      17,940,963       1,115,033      18,332,830
                                                                                      ==============================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................   $  20,063,033   $   1,033,142   $  16,999,954
                                                                                      ==============================================
  (1) NET OF FOREIGN WITHHOLDING TAXES OF .........................................   $       2,930   $          94   $      28,028

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        -- THIS PAGE IS INTENTIONALLY LEFT BLANK

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               SPECIALIZED FINANCIAL SERVICES FUND
                                                                                               -----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $    359,168,516   $    375,715,422

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................         2,122,070          4,226,095
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................        18,801,130         29,077,276
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................          (860,167)        26,578,520
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        20,063,033         59,881,891
                                                                                               -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................        (1,935,160)        (4,117,197)
      CLASS B ...............................................................................            (6,050)           (15,821)
      CLASS C ...............................................................................            (1,729)            (4,516)
      CLASS Z ...............................................................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................       (26,130,265)       (15,770,015)
      CLASS B ...............................................................................          (280,729)          (207,815)
      CLASS C ...............................................................................           (79,775)           (50,820)
      CLASS Z ...............................................................................               N/A                N/A
                                                                                               -----------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................       (28,433,708)       (20,166,184)
                                                                                               -----------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................         2,155,436          8,788,904
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................        25,353,714         17,936,868
   COST OF SHARES REDEEMED - CLASS A ........................................................       (30,241,404)       (80,952,179)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        (2,732,254)       (54,226,407)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................           109,458            416,556
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................           263,211            206,156
   COST OF SHARES REDEEMED - CLASS B ........................................................          (827,357)        (2,389,097)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...          (454,688)        (1,766,385)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................            20,865             36,453
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................            66,256             47,779
   COST OF SHARES REDEEMED - CLASS C ........................................................          (128,136)          (354,053)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...           (41,015)          (269,821)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ......................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z ........................................................               N/A                N/A
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ...               N/A                N/A
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .....        (3,227,957)       (56,262,613)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       (11,598,632)       (16,546,906)
                                                                                               ===================================
ENDING NET ASSETS ...........................................................................  $    347,569,884   $    359,168,516
                                                                                               ===================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                                 SPECIALIZED HEALTH SCIENCES FUND
                                                                                               -----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $     21,506,035   $     26,644,657

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................           (81,891)          (202,317)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................         1,257,440          1,161,725
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................          (142,407)            99,072
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................         1,033,142          1,058,480
                                                                                               -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................                 0                  0
      CLASS B ...............................................................................                 0                  0
      CLASS C ...............................................................................                 0                  0
      CLASS Z ...............................................................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................          (189,011)          (292,187)
      CLASS B ...............................................................................          (279,060)          (405,407)
      CLASS C ...............................................................................           (21,530)           (38,466)
      CLASS Z ...............................................................................               N/A                N/A
                                                                                               -----------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................          (489,601)          (736,060)
                                                                                               -----------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................           341,138            809,389
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................           181,030            280,054
   COST OF SHARES REDEEMED - CLASS A ........................................................        (1,868,708)        (3,509,645)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        (1,346,540)        (2,420,202)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................            31,194            392,101
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................           268,191            392,381
   COST OF SHARES REDEEMED - CLASS B ........................................................        (1,994,229)        (3,318,019)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...        (1,694,844)        (2,533,537)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................             4,251             54,851
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................            19,965             35,974
   COST OF SHARES REDEEMED - CLASS C ........................................................          (128,553)          (598,128)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...          (104,337)          (507,303)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ......................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z ........................................................               N/A                N/A
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ...               N/A                N/A
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .....        (3,145,721)        (5,461,042)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        (2,602,180)        (5,138,622)
                                                                                               ===================================
ENDING NET ASSETS ...........................................................................  $     18,903,855   $     21,506,035
                                                                                               ===================================

                                                                                                   SPECIALIZED TECHNOLOGY FUND
                                                                                               -----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $    219,109,933   $    239,938,252

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        (1,332,876)        (3,043,840)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................        16,393,260         19,406,160
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................         1,939,570         (5,653,422)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        16,999,954         10,708,898
                                                                                               -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................                 0                  0
      CLASS B ...............................................................................                 0                  0
      CLASS C ...............................................................................                 0                  0
      CLASS Z ...............................................................................                 0                  0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................                 0                  0
      CLASS B ...............................................................................                 0                  0
      CLASS C ...............................................................................                 0                  0
      CLASS Z ...............................................................................                 0                  0
                                                                                               -----------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................                 0                  0
                                                                                               -----------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................         7,461,283         28,464,292
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................                 0                  0
   COST OF SHARES REDEEMED - CLASS A ........................................................       (20,013,749)       (37,727,443)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...       (12,552,466)        (9,263,151)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................           246,861            723,394
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................                 0                  0
   COST OF SHARES REDEEMED - CLASS B ........................................................        (3,535,864)        (6,621,474)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...        (3,289,003)        (5,898,080)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................            92,532            655,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................                 0                  0
   COST OF SHARES REDEEMED - CLASS C ........................................................          (833,107)        (1,395,181)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...          (740,575)          (740,116)
                                                                                               -----------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ......................................................         1,411,505          4,447,238
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................................                 0                  0
   COST OF SHARES REDEEMED - CLASS Z ........................................................       (12,236,109)       (20,083,108)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ...       (10,824,604)       (15,635,870)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .....       (27,406,648)       (31,537,217)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       (10,406,694)       (20,828,319)
                                                                                               ===================================
ENDING NET ASSETS ...........................................................................  $    208,703,239   $    219,109,933
                                                                                               ===================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SPECIALIZED FINANCIAL SERVICES FUND
                                                                                             -----------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                               APRIL 30, 2007         YEAR ENDED
                                                                                                  (UNAUDITED)   OCTOBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................           528,142          2,231,558
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................         6,272,740          4,691,884
   SHARES REDEEMED - CLASS A ..............................................................        (7,358,803)       (20,540,254)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................          (557,921)       (13,616,812)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS B ..................................................................            26,472            105,683
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................            65,297             54,268
   SHARES REDEEMED - CLASS B ..............................................................          (203,956)          (607,108)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................          (112,187)          (447,157)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS C ..................................................................             5,163              9,428
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................            16,561             12,645
   SHARES REDEEMED - CLASS C ..............................................................           (32,027)           (90,628)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................           (10,303)           (68,555)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS Z ..................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................               N/A                N/A
   SHARES REDEEMED - CLASS Z ..............................................................               N/A                N/A
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...................................               N/A                N/A
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (680,411)       (14,132,524)
                                                                                             -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $        280,927    $       101,796
                                                                                             ===================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                               SPECIALIZED HEALTH SCIENCES FUND
                                                                                             ------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................            30,352              71,879
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................            16,324              24,982
   SHARES REDEEMED - CLASS A ..............................................................          (165,286)           (313,660)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................          (118,610)           (216,799)
                                                                                             ------------------------------------
   SHARES SOLD - CLASS B ..................................................................             2,917              36,346
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................            25,325              36,332
   SHARES REDEEMED - CLASS B ..............................................................          (185,472)           (307,159)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................          (157,230)           (234,481)
                                                                                             ------------------------------------
   SHARES SOLD - CLASS C ..................................................................               400               5,032
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................             1,884               3,328
   SHARES REDEEMED - CLASS C ..............................................................           (11,880)            (55,058)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................            (9,596)            (46,698)
                                                                                             ------------------------------------
   SHARES SOLD - CLASS Z ..................................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................               N/A                 N/A
   SHARES REDEEMED - CLASS Z ..............................................................               N/A                 N/A
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...................................               N/A                 N/A
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (285,436)           (497,978)
                                                                                             ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $        (81,891)   $              0
                                                                                             ====================================

                                                                                                 SPECIALIZED TECHNOLOGY FUND
                                                                                             -----------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                               APRIL 30, 2007         YEAR ENDED
                                                                                                  (UNAUDITED)   OCTOBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................         1,296,049          5,239,191
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................                 0                  0
   SHARES REDEEMED - CLASS A ..............................................................        (3,464,009)        (6,983,987)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................        (2,167,960)        (1,744,796)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS B ..................................................................            47,367            137,299
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................                 0                  0
   SHARES REDEEMED - CLASS B ..............................................................          (643,115)        (1,276,036)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................          (595,748)        (1,138,737)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS C ..................................................................            16,761            124,758
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................                 0                  0
   SHARES REDEEMED - CLASS C ..............................................................          (150,419)          (272,339)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................          (133,658)          (147,581)
                                                                                             -----------------------------------
   SHARES SOLD - CLASS Z ..................................................................           244,553            816,132
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................                 0                  0
   SHARES REDEEMED - CLASS Z ..............................................................        (2,118,873)        (3,699,085)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...................................        (1,874,320)        (2,882,953)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...        (4,771,686)        (5,914,067)
                                                                                             -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $     (1,334,136)  $         (1,260)
                                                                                             ===================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                         SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    4.24         0.02             0.21           (0.02)          (0.32)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    3.80         0.05             0.61           (0.05)          (0.17)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    3.70         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    3.83         0.04             0.16           (0.04)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    4.26         0.03             0.42           (0.03)          (0.85)
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 .........   $    3.71         0.03             0.56           (0.04)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ............   $    5.38         0.04            (0.71)          (0.04)          (0.96)

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    4.23         0.01             0.21           (0.01)          (0.32)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    3.79         0.00             0.62           (0.01)          (0.17)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    3.69         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    3.82         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    4.25        (0.01)            0.43            0.00           (0.85)
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 .........   $    3.71         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ............   $    5.38         0.00            (0.71)           0.00           (0.96)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    4.20         0.02             0.21           (0.01)          (0.32)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    3.77         0.01             0.61           (0.02)          (0.17)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    3.67         0.00             0.10            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    3.80         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    4.23        (0.00)            0.42            0.00           (0.85)
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 .........   $    3.69         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ............   $    5.37         0.00            (0.72)           0.00           (0.96)

SPECIALIZED HEALTH SCIENCES FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $   11.41         0.05             0.61            0.00           (0.26)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   11.19         0.03             0.50            0.00           (0.31)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $   11.35         0.00            (0.16)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $   10.49        (0.01)            0.89            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    9.51        (0.09)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    7.81        (0.08)            1.78            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    9.70        (0.10)           (1.79)           0.00            0.00

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $   10.92        (0.11)            0.70            0.00           (0.26)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   10.80        (0.18)            0.61            0.00           (0.31)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $   10.96        (0.02)           (0.14)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $   10.21        (0.16)            0.93            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    9.32        (0.18)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    7.72        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    9.66        (0.17)           (1.77)           0.00            0.00

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $   10.94        (0.12)            0.70            0.00           (0.26)
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   10.81        (0.30)            0.74            0.00           (0.31)
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $   10.97        (0.02)           (0.14)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $   10.22        (0.23)            1.00            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    9.33        (0.19)            1.08            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    7.73        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    9.66        (0.18)           (1.75)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING
                                                         IN EXCESS OF   NET ASSET
                                                             REALIZED   VALUE PER
                                                                GAINS       SHARE
---------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
---------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    4.13
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    4.24
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    3.80
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    3.70
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    3.83
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.00   $    4.26
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.00   $    3.71

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    4.12
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    4.23
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    3.79
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    3.69
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    3.82
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.00   $    4.25
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.00   $    3.71

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    4.10
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    4.20
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    3.77
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    3.67
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    3.80
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.00   $    4.23
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.00   $    3.69

SPECIALIZED HEALTH SCIENCES FUND
---------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $   11.81
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $   11.41
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $   11.19
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   11.35
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   10.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    9.51
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    7.81

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $   11.25
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $   10.92
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $   10.80
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   10.96
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   10.21
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    9.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    7.72

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $   11.26
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $   10.94
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $   10.81
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   10.97
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   10.22
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    9.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    7.73

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        --------------------------------------------------
                                                                  NET
                                                           INVESTMENT       GROSS    EXPENSES         NET
                                                        INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
----------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            1.21%       1.59%      (0.24)%      1.35%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            1.17%       1.58%      (0.23)%      1.35%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (0.07)%      1.58%      (0.23)%      1.35%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            1.15%       1.58%      (0.23)%      1.35%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.71%       1.60%      (0.25)%      1.35%
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.82%       1.59%      (0.24)%      1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.98%       1.46%      (0.12)%      1.34%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.48%       2.34%      (0.24)%      2.10%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.45%       2.33%      (0.23)%      2.10%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (0.81)%      2.33%      (0.23)%      2.10%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.40%       2.33%      (0.23)%      2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............           (0.02)%      2.35%      (0.25)%      2.10%
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.07%       2.45%      (0.35)%      2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.17%       2.48%      (0.35)%      2.13%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.47%       2.34%      (0.24)%      2.10%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.42%       2.33%      (0.23)%      2.10%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (0.82)%      2.33%      (0.23)%      2.10%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.40%       2.33%      (0.23)%      2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............           (0.04)%      2.35%      (0.25)%      2.10%
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............            0.07%       2.55%      (0.45)%      2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............            0.17%       2.74%      (0.61)%      2.13%

SPECIALIZED HEALTH SCIENCES FUND
----------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......           (0.37)%      1.95%      (0.30)%      1.65%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................           (0.39)%      2.27%      (0.62)%      1.65%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (0.93)%      2.00%      (0.35)%      1.65%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............           (0.41)%      1.96%      (0.31)%      1.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............           (0.87)%      1.84%      (0.19)%      1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............           (1.02)%      2.25%      (0.60)%      1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............           (1.07)%      1.92%      (0.27)%      1.65%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......           (1.12)%      2.70%      (0.30)%      2.40%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................           (1.15)%      3.02%      (0.62)%      2.40%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (1.68)%      2.75%      (0.35)%      2.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............           (1.16)%      2.71%      (0.31)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............           (1.62)%      2.59%      (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............           (1.77)%      3.06%      (0.66)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............           (1.82)%      2.87%      (0.47)%      2.40%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......           (1.12)%      2.70%      (0.30)%      2.40%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................           (1.16)%      3.00%      (0.60)%      2.40%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............           (1.68)%      2.75%      (0.35)%      2.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............           (1.16)%      2.71%      (0.31)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............           (1.63)%      2.59%      (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............           (1.77)%      3.18%      (0.78)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............           (1.82)%      3.03%      (0.63)%      2.40%

                                                                     PORTFOLIO      NET ASSETS AT
                                                            TOTAL     TURNOVER      END OF PERIOD
                                                           RETURN(2)      RATE(5) (000'S OMITTED)
-------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.67%           7%       $   343,325
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................       17.83%          21%       $   354,300
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............        2.70%           1%       $   369,400
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        5.34%          49%       $   369,432
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       11.11%         221%       $   481,182
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............       16.12%         356%       $   512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............      (12.95)%        187%       $   509,614

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.28%           7%       $     3,260
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................       16.96%          21%       $     3,816
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............        2.71%           1%       $     5,113
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        4.32%          49%       $     5,220
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       10.41%         221%       $    10,612
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............       15.21%         356%       $    20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............      (13.51)%        187%       $    20,986

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.57%           7%       $       985
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................       16.79%          21%       $     1,053
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............        2.72%           1%       $     1,202
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        4.46%          49%       $     1,189
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       10.45%         221%       $     1,857
OCTOBER 1, 2002(6) TO SEPTEMBER 30, 2003 ............       15.30%         356%       $     1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ...............      (13.77)%        187%       $     1,793

SPECIALIZED HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.84%         139%       $     7,423
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.81%         348%       $     8,531
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (1.41)%          9%       $    10,784
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        8.42%         200%       $    11,219
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       10.30%         266%       $    12,891
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       21.77%         150%       $    12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.48)%        138%       $    12,217

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.46%         139%       $    10,642
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.04%         348%       $    12,056
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (1.46)%          9%       $    14,447
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        7.57%         200%       $    14,913
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............        9.55%         266%       $    17,140
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.73%         150%       $    17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (20.08)%        138%       $    15,576

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        5.45%         139%       $       839
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.13%         348%       $       919
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (1.46)%          9%       $     1,414
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............        7.56%         200%       $     1,500
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............        9.54%         266%       $     2,249
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.70%         150%       $     2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.98)%        138%       $     2,051

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                         SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    5.45        (0.04)            0.48            0.00            0.00
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    5.20        (0.07)            0.32            0.00            0.00
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    5.21        (0.01)            0.00            0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    4.13        (0.07)            1.15            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    3.93        (0.07)            0.27            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    2.23         0.02             1.68            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    3.02        (0.06)           (0.73)           0.00            0.00

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    5.20        (0.08)            0.48            0.00            0.00
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    5.00        (0.14)            0.34            0.00            0.00
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    5.02        (0.01)           (0.01)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    4.01        (0.12)            1.13            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    3.85        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    2.19        (0.06)            1.72            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    3.00        (0.08)           (0.73)           0.00            0.00

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    5.19        (0.08)            0.48            0.00            0.00
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    4.99        (0.12)            0.32            0.00            0.00
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    5.01        (0.01)           (0.01)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............   $    4.00        (0.13)            1.14            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............   $    3.84        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............   $    2.19        (0.06)            1.71            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............   $    3.00        (0.08)           (0.73)           0.00            0.00

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...   $    5.44        (0.03)            0.46            0.00            0.00
OCTOBER 1, 2005 TO OCTOBER 31, 2006 ..............   $    5.20        (0.08)            0.32            0.00            0.00
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ...........   $    5.21        (0.01)            0.00            0.00            0.00
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 ..........   $    4.57        (0.03)            0.67            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING
                                                         IN EXCESS OF   NET ASSET
                                                             REALIZED   VALUE PER
                                                                GAINS       SHARE
---------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
---------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    5.89
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    5.45
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    5.20
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    5.21
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    4.13
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    3.93
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    2.23

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    5.60
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    5.20
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    5.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    5.02
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    4.01
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    3.85
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    2.19

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    5.59
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    5.19
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    4.99
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $    5.01
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $    4.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $    3.84
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    2.19

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            0.00   $    5.87
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            0.00   $    5.44
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            0.00   $    5.20
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 .............            0.00   $    5.21

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        --------------------------------------------------
                                                        NET INVESTMENT      GROSS    EXPENSES         NET
                                                         INCOME (LOSS)   EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            (1.07)%     1.79%      (0.04)%      1.75%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            (1.13)%     1.83%      (0.08)%      1.75%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            (1.30)%     1.78%      (0.03)%      1.75%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (1.33)%     1.80%      (0.05)%      1.75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (1.44)%     1.80%      (0.05)%      1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.45)%     1.98%      (0.23)%      1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.37)%     2.47%      (0.72)%      1.75%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            (1.82)%     2.54%      (0.04)%      2.50%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            (1.89)%     2.58%      (0.08)%      2.50%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            (2.05)%     2.53%      (0.03)%      2.50%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (2.09)%     2.55%      (0.05)%      2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (2.19)%     2.55%      (0.05)%      2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (2.10)%     3.08%      (0.58)%      2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (2.12)%     3.46%      (0.96)%      2.50%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            (1.83)%     2.54%      (0.04)%      2.50%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            (1.88)%     2.58%      (0.08)%      2.50%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            (2.05)%     2.53%      (0.03)%      2.50%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (2.09)%     2.55%      (0.05)%      2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (2.19)%     2.54%      (0.04)%      2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (2.10)%     2.91%      (0.41)%      2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (2.12)%     3.16%      (0.66)%      2.50%

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......            (1.22)%     1.96%      (0.06)%      1.90%
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................            (1.30)%     2.00%      (0.10)%      1.90%
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............            (1.45)%     1.95%      (0.05)%      1.90%
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 .............            (1.37)%     1.95%      (0.05)%      1.90%

                                                                     PORTFOLIO       NET ASSETS AT
                                                            TOTAL     TURNOVER       END OF PERIOD
                                                           RETURN(2)      RATE(5)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        8.27%          89%        $   106,308
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.81%         279%        $   110,207
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (0.19)%         29%        $   114,262
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       26.15%         270%        $   114,233
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............        5.09%         262%        $   104,033
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       76.23%         276%        $   110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (26.16)%        388%        $    13,559

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        7.69%          89%        $    22,393
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.00%         279%        $    23,903
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (0.40)%         29%        $    28,680
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       25.19%         270%        $    29,180
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............        4.16%         262%        $    28,648
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       75.80%         276%        $    31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (27.00)%        388%        $    20,949

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        7.92%          89%        $     4,821
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.01%         279%        $     5,173
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (0.40)%         29%        $     5,711
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       25.25%         270%        $     5,707
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............        4.17%         262%        $     5,789
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       75.34%         276%        $     7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (27.00)%        388%        $     4,295

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ......        8.10%          89%        $    75,181
OCTOBER 1, 2005 TO OCTOBER 31, 2006 .................        4.62%         279%        $    79,827
OCTOBER 1, 2005(4) TO OCTOBER 31, 2005 ..............       (0.19)%         29%        $    91,285
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 .............       14.00%         270%        $    92,233

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year-end from September 30 to October 31.

(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(6)  The Fund changed its fiscal year-end from December 31 to September 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

      Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2007.

      At October 31, 2006, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital Loss
Fund                                      Expiration Year       Carryforwards
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                     2007            $   3,831,373
                                                2008              111,678,195
                                                2009               49,977,485
                                                2010               10,167,420
                                                2011                  445,585
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At April 30, 2007, the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2007, the Funds did not hold any open futures contracts.

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. Securities sold short at April 30, 2007, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at April 30, 2007, are shown on the Statements of Assets and Liabilities.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Written options transactions during the six-month period ended April 30, 2007, were as follows:

                                                                                Specialized Health Sciences Fund
                                                                                ---------------------------------
                                                                                                         Premium
Call Options Written                                                            Contracts               Received
-----------------------------------------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                                                       (131)             $ (36,683)
-----------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN                                                                    (2,135)              (225,733)
-----------------------------------------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS                                          2,122                248,054
-----------------------------------------------------------------------------------------------------------------
OPTIONS EXPIRED                                                                       104                  8,265
-----------------------------------------------------------------------------------------------------------------
OPTIONS SPLIT                                                                           0                      0
-----------------------------------------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                                                              (40)                (6,097)

                                             Specialized Health Sciences Fund        Specialized Technology Fund
                                             --------------------------------        ----------------------------
                                                                      Premium                            Premium
Put Options Written                          Contracts               Received        Contracts          Received
-----------------------------------------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                       0               $      0                0         $       0
-----------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN                                   (178)               (10,502)            (325)         (104,653)
-----------------------------------------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS         178                 10,502              325           104,653
-----------------------------------------------------------------------------------------------------------------
OPTIONS EXPIRED                                      0                      0                0                 0
-----------------------------------------------------------------------------------------------------------------
OPTIONS SPLIT                                        0                      0                0                 0
-----------------------------------------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                             0                      0                0                 0

3. EXPENSES
--------------------------------------------------------------------------------

      ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 Advisory Fees                                            Subadvisory Fees
                            Average Daily        (% of Average                         Average Daily       (% of Average
Fund                         Net Assets        Daily Net Assets)     Subadviser         Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL     First $500 million         0.950          Wells Capital   First $100 million         0.450
SERVICES FUND              Next $500 million         0.900           Management      Next $100 million         0.400
                             Next $2 billion         0.850          Incorporated     Over $200 million         0.300
                             Next $2 billion         0.825
                             Over $5 billion         0.800
--------------------------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH        First $500 million         0.950           RCM Capital    First $100 million         0.750
SCIENCES FUND              Next $500 million         0.900         Management LLC    Next $400 million         0.650
                             Next $2 billion         0.850                           Over $500 million         0.600
                             Next $2 billion         0.825
                             Over $5 billion         0.800
--------------------------------------------------------------------------------------------------------------------------
SPECIALIZED               First $500 million         1.050           RCM Capital     First $50 million         1.000
TECHNOLOGY FUND            Next $500 million         1.000         Management LLC     Next $50 million         0.700
                             Next $2 billion         0.950                           Over $100 million         0.550
                             Next $2 billion         0.925
                             Over $5 billion         0.900
--------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fees
                                         Average Daily          (% of Average
                                          Net Assets          Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                             First $5 billion             0.05
                                        Next $5 billion             0.04
                                       Over $10 billion             0.03
--------------------------------------------------------------------------------
CLASS A                                All asset levels             0.28
--------------------------------------------------------------------------------
CLASS B                                All asset levels             0.28
--------------------------------------------------------------------------------
CLASS C                                All asset levels             0.28
--------------------------------------------------------------------------------
CLASS Z                                All asset levels             0.45
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
Fund                                                           Daily Net Assets
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                  0.02
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                     0.07
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                                          0.07
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z                                   0.25
--------------------------------------------------------------------------------

      For the six-month period ended April 30, 2007, shareholder servicing fees paid were as follows:

Fund                                     Class A    Class B   Class C   Class Z
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND     $435,975    $ 4,531    $1,284       N/A
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND           9,979     13,845     1,087       N/A
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND              138,012     29,430     6,441   $98,086
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the six-month period ended April 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended April 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect for the six-month period ended April 30, 2007 were as follows:

                                              Net Operating Expense Ratios
                                        ----------------------------------------
Fund                                    Class A    Class B   Class C   Class Z
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND*     1.35%      2.10%     2.10%      N/A
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND*        1.65%      2.40%     2.40%      N/A
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND*             1.75%      2.50%     2.50%     1.90%
--------------------------------------------------------------------------------

*     The Fund's adviser has committed to waive fees through February 29, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended April 30, 2007, were as follows:

Fund                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND             $ 25,369,127      $ 56,519,408
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                  27,276,549        29,900,459
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                      185,624,113       206,284,204
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended April 30, 2007, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of April 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987       Wake Forest University,            None
64                                                  Calloway School of Business
                                                    and Accountancy - The Thomas
                                                    Goho Chair of Finance since
                                                    January 2006. Associate
                                                    Professor of Finance from
                                                    1999-2005.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998       Chairman, CEO and Co-Founder       None
64                        (Chairman since 2005)     of Crystal Geyser Water
                          (Lead Trustee since       Company and President of
                          2001)                     Crystal Geyser Roxane Water
                                                    Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987       Retired. Prior thereto,            None
73                                                  President of Richard M. Leach
                                                    Associates (a financial
                                                    consulting firm).
----------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006       Professor of Insurance and         None
54                                                  Risk Management, Wharton
                                                    School, University of
                                                    Pennsylvania. Director of the
                                                    Boettner Center on Pensions
                                                    and Retirement Research.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996       Senior Counselor to the            None
55                                                  public relations firm of
                                                    Himle-Horner and Senior
                                                    Fellow at the Humphrey
                                                    Institute, Minneapolis,
                                                    Minnesota (a public policy
                                                    organization).

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996       Principal of the law firm of       None
66                                                  Willeke & Daniels.

INTERESTED TRUSTEE***

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987       Private Investor/Real Estate       None
62                                                  Developer. Prior thereto,
                                                    Chairman of Whitepoint
                                                    Capital, LLC until 2004.
----------------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003     Executive Vice President of        None
48                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo
                                                    Funds Management, LLC since
                                                    2003. Senior Vice President
                                                    and Chief Administrative
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 2001 to
                                                    2003.
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000;    Senior Vice President and          None
46                        Chief Legal Counsel       Secretary of Wells Fargo
                          since 2003                Funds Management, LLC since
                                                    2001. Vice President and
                                                    Managing Senior Counsel of
                                                    Wells Fargo Bank, N.A. since
                                                    1996.
----------------------------------------------------------------------------------------------------------
A. Erdem Cimen****        Treasurer, since 2006     Vice President of Financial        None
33                                                  Operations for Wells Fargo
                                                    Funds Management, LLC since
                                                    2006. From 2001 to 2006, Vice
                                                    President of Wells Fargo
                                                    Bank, N.A. and Vice President
                                                    of Wells Fargo Bank, N.A.
                                                    Auto Finance Group. Vice
                                                    President of Port- folio Risk
                                                    Management for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2004 to 2006.
----------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance          Chief Compliance Officer of        None
45                        Officer, since 2004       Wells Fargo Funds Management,
                                                    LLC since 2004. Chief
                                                    Compliance Officer for Wells
                                                    Fargo Funds Management, LLC
                                                    from 1997 to 2002. In 2002,
                                                    Ms. Peters left Wells Fargo
                                                    Funds Management, LLC to
                                                    pursue personal goals.
----------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

  ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

 *** As of April 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

**** As of May 8, 2007, Stephen W. Leonhardt replaced A. Erdem Cimen as Treasurer of the Funds.

OTHER INFORMATION (UNAUDITED)              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

SPECIALIZED FINANCIAL SERVICES FUND, SPECIALIZED HEALTH SCIENCES FUND AND SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Specialized Financial Services Fund, Specialized Health Sciences Fund and Specialized Technology Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Specialized Financial Services Fund; and (iii) an investment sub-advisory agreement with RCM Capital Management ("RCM") for the Specialized Health Sciences Fund and Specialized Technology Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and RCM (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of the Specialized Technology Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board then noted that the performance of the Specialized Financial Services Fund was lower than the median performance of its Peer Group for most time periods, and required further review. Upon further review, the Board noted that there had been a portfolio management change at the end of 2004 and that performance since then had gradually improved, with the Fund's one-year performance better

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

than the median performance of its Peer Group. The Board also noted that the performance of the Specialized Health Sciences Fund was lower than the median performance of its Peer Group for all time periods and required further review. Upon further review, the Board noted that there had been a portfolio manager change for the Specialized Health Sciences Fund at the end of 2004, and that since then the Fund's performance had gradually improved. The Board requested continued reports on the performance of the Specialized Financial Services Fund and Specialized Health Sciences Fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, its Peer Group's median net operating expense ratios. The Board also noted and considered Funds Management's recommendation to reduce the net operating expense ratio for the Specialized Technology Fund.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Boards also considered and noted Funds Management's recommendation to reduce certain administration fees for the Specialized Technology Fund in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Specialized Financial Services Fund was not a material factor in determining whether to renew the agreement. The Board did not consider a separate profitability analysis of RCM, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to RCM had been negotiated by Funds Management on an arm's length basis and that RCM's separate profitability from its relationship with the Specialized Health Sciences Fund and Specialized Technology Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt

OTHER INFORMATION (UNAUDITED)              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    104312 06-07
                                                             SASFLD-SAR113 04-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                   Semi-Annual Report

                   APRIL 30, 2007

                   WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
                   ---------------------------------------------------

                   - WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

                   - WELLS FARGO ADVANTAGE COMMON STOCK FUND

                   - WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

                   - WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

                   - WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

                   - WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   C&B Mid Cap Value Fund .................................................    2
   Common Stock Fund ......................................................    4
   Mid Cap Growth Fund ....................................................    6
   Small Cap Growth Fund ..................................................    8
   Small Cap Opportunities Fund ...........................................   10
   Small Cap Value Fund ...................................................   12
Fund Expenses .............................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Mid Cap Value Fund .................................................   17
   Common Stock Fund ......................................................   22
   Mid Cap Growth Fund ....................................................   28
   Small Cap Growth Fund ..................................................   34
   Small Cap Opportunities Fund ...........................................   40
   Small Cap Value Fund ...................................................   48
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   56
   Statements of Operations ...............................................   58
   Statements of Changes in Net Assets ....................................   60
   Financial Highlights ...................................................   68
   Notes to Financial Highlights ..........................................   76
Notes to Financial Statements .............................................   77
--------------------------------------------------------------------------------
Other Information .........................................................   85
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   90
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE SMALL AND MID CAP FUNDS, which covers the six-month period that ended April 30, 2007, you may notice a few changes if you were a shareholder last year at this time. We have abbreviated the content in the semi-annual reports to include fund and benchmark performance, sector distribution percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and stock market in our letter to you. In the next annual report, which will cover the 12-month period ending October 31, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE U.S. ECONOMY AND EQUITY MARKETS
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of slowing during the six-month period. Real Gross Domestic Product (GDP) grew at a rate of 2.5% for the fourth quarter of 2006 and the early estimate for the first quarter of 2007 was 1.3%. During the last 15 years, the GDP grew at an average annual rate of 3.2%.

      A significant decline in housing activity continued to tug at the U.S. economy. Data on mortgage applications, the number of homes listed for sale, and median sale prices confirmed that the housing market had slowed. Sluggish housing sales were seen in the condominium markets and in regions that had previously seen rapid price appreciation. Sales of existing single-family homes and new single-family homes began to stabilize in March and April of 2007. Although homebuilders were still reporting a surplus of unsold units at the end of the period, cancellations had stopped increasing. Areas of the country that missed the rapid appreciation in housing prices began reporting increased demand for homes.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value on the same day. The U.S. equity market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the Federal funds rate at 5.25%. In addition, the Fed left out its previous statement that further interest-rate increases might be needed. The equity market rallied on the Fed's news, and in April the DJIA reported its best monthly performance in over four years, ending at 13,062 on April 30, significantly higher than the 12,216 reported after the market adjustment on February 27.

      Corporations continued to find ways to spend excess cash, with much of this spending concentrated on acquisitions, mergers, and stock buybacks. A buyback is a method used by publicly held companies to repurchase outstanding shares from shareholders. Buybacks allow a company to invest in itself and to reduce the number of shares outstanding in the market. This can benefit shareholders by increasing the ownership stake of each share.

      These factors and strong global growth helped to drive the U.S. equity market during the period. U.S. companies that generate revenue from exports continued to benefit from overseas sales as a result of a weaker U.S. dollar; this also helped to keep domestic products competitive in the global marketplace.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Cooke & Bieler, LP

PORTFOLIO MANAGERS                      FUND INCEPTION
   Kermit S. Eck, CFA                      02/18/1998
   Daren C. Heitman, CFA
   Michael M. Meyer, CFA
   James R. Norris
   Edward W. O'Connor, CFA
   R. James O'Neil, CFA
   Mehul Trivedi, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                   Excluding Sales Charge           Gross     Net
                        ---------------------------------------  ---------------------------------------  Expense  Expense
                        6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund  Ratio 2  Ratio 3
--------------------------------------------------------------------------------------------------------------------------
   Class A                 4.47     12.25   11.23      13.81       10.84     19.10   12.56      14.55      1.40%    1.40%
--------------------------------------------------------------------------------------------------------------------------
   Class B                 5.44     13.18   11.48      13.70       10.44     18.18   11.74      13.70      2.15%    2.15%
--------------------------------------------------------------------------------------------------------------------------
   Class C                 9.44     17.22   11.75      13.71       10.44     18.22   11.75      13.71      2.15%    2.15%
--------------------------------------------------------------------------------------------------------------------------
   Class D                                                         10.94     19.24   12.65      14.59      1.40%    1.25%
--------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                             10.97     19.30   12.71      14.63      1.22%    1.15%
--------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                             11.08     19.65   12.86      14.71      0.95%    0.90%
--------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Value Index 4                              12.78     19.66   15.95      11.92

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES.THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Corinthian Colleges Incorporated                                       4.26%
--------------------------------------------------------------------------------
   Entegris Incorporated                                                  3.84%
--------------------------------------------------------------------------------
   Catalina Marketing Corporation                                         3.64%
--------------------------------------------------------------------------------
   Hain Celestial Group Incorporated                                      3.53%
--------------------------------------------------------------------------------
   International Flavors & Fragrances Incorporated                        3.17%
--------------------------------------------------------------------------------
   Diebold Incorporated                                                   3.03%
--------------------------------------------------------------------------------
   Pall Corporation                                                       3.01%
--------------------------------------------------------------------------------
   Dollar General Corporation                                             2.94%
--------------------------------------------------------------------------------
   Dover Corporation                                                      2.82%
--------------------------------------------------------------------------------
   MoneyGram International Incorporated                                   2.81%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (23%)
Consumer Staples                                 (8%)
Energy                                           (1%)
Financials                                      (17%)
Health Care                                      (8%)
Industrials                                     (19%)
Information Technology                          (19%)
Materials                                        (5%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Performance shown prior to July 26, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COMMON STOCK FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE COMMON STOCK FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Ann M. Miletti                          12/29/1989
   Richard T. Weiss

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge              Excluding Sales Charge         Gross     Net
                           ----------------------------------  ----------------------------------  Expense  Expense
                           6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Ratio 2  Ratio 3
--------------------------------------------------------------------------------------------------------------------
   Class A                    6.25     7.18    10.40   10.80     12.71     13.71   11.71   11.46    1.34%    1.31%
--------------------------------------------------------------------------------------------------------------------
   Class B                    7.27     7.82    10.58   10.93     12.27     12.82   10.85   10.93    2.09%    2.06%
--------------------------------------------------------------------------------------------------------------------
   Class C                   11.28    11.83    10.84   10.76     12.28     12.83   10.84   10.76    2.09%    2.06%
--------------------------------------------------------------------------------------------------------------------
   Class Z                                                       12.70     13.68   11.85   11.73    1.51%    1.29%
--------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------
      Russell 2500(TM) Index 4                                   10.17     10.63   12.77   12.17

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (APRIL 30, 2007)
--------------------------------------------------------------------------------

   EOG Resources Incorporated                                             2.32%
--------------------------------------------------------------------------------
   Apache Corporation                                                     2.26%
--------------------------------------------------------------------------------
   Noble Corporation                                                      2.24%
--------------------------------------------------------------------------------
   Smith International Incorporated                                       1.92%
--------------------------------------------------------------------------------
   Cameron International Corporation                                      1.66%
--------------------------------------------------------------------------------
   Red Hat Incorporated                                                   1.57%
--------------------------------------------------------------------------------
   MedImmune Incorporated                                                 1.56%
--------------------------------------------------------------------------------
   Altera Corporation                                                     1.54%
--------------------------------------------------------------------------------
   Activision Incorporated                                                1.53%
--------------------------------------------------------------------------------
   SUPERVALU Incorporated                                                 1.49%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (19%)
Consumer Staples                                 (8%)
Energy                                          (12%)
Financials                                      (10%)
Health Care                                     (14%)
Industrials                                     (10%)
Information Technology                          (21%)
Materials                                        (5%)
Telecommunication Services                       (1%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Common Stock Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2500(TM) Index measures performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 16% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Jerome "Cam" Philpott, CFA              12/30/1994
   Stuart Roberts

AVERAGE ANNUAL TOTAL RETURN 1 (%) (APRIL 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge              Excluding Sales Charge         Gross     Net
                           ----------------------------------  ----------------------------------  Expense  Expense
                           6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Ratio 2  Ratio 3
--------------------------------------------------------------------------------------------------------------------
   Class A                    8.05     2.97    9.20    8.45      14.64     9.25    10.51   9.10     1.48%    1.40%
--------------------------------------------------------------------------------------------------------------------
   Class B                    9.23     3.60    9.44    8.30      14.23     8.60     9.72   8.30     2.23%    2.15%
--------------------------------------------------------------------------------------------------------------------
   Class C                   13.07     7.29    9.65    8.27      14.07     8.29     9.65   8.27     2.23%    2.15%
--------------------------------------------------------------------------------------------------------------------
   Class Z                                                       14.52     9.12    10.34   8.95     1.65%    1.57%
--------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Growth Index 4                           11.77    11.13    11.60   9.65

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                              4.90%
--------------------------------------------------------------------------------
   Priceline.com Incorporated                                             2.90%
--------------------------------------------------------------------------------
   Resources Connection Incorporated                                      2.78%
--------------------------------------------------------------------------------
   Kyphon Incorporated                                                    2.30%
--------------------------------------------------------------------------------
   CB Richard Ellis Group Incorporated Class A                            2.27%
--------------------------------------------------------------------------------
   Microsemi Corporation                                                  2.20%
--------------------------------------------------------------------------------
   VistaPrint Limited                                                     2.18%
--------------------------------------------------------------------------------
   Oshkosh Truck Corporation                                              2.13%
--------------------------------------------------------------------------------
   NeuStar Incorporated Class A                                           2.12%
--------------------------------------------------------------------------------
   Textron Incorporated                                                   2.08%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (15%)
Energy                                           (7%)
Financials                                       (7%)
Health Care                                     (21%)
Industrials                                     (19%)
Information Technology                          (22%)
Telecommunication Services                       (9%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted reflect Class Z expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Jerome "Cam" Philpott, CFA              07/13/1990
   Stuart Roberts

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge              Excluding Sales Charge         Gross     Net
                           ----------------------------------  ----------------------------------  Expense  Expense
                           6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Ratio 2  Ratio 3
--------------------------------------------------------------------------------------------------------------------
   Class A                   4.07     2.25     10.20   7.58      10.42     8.49    11.51    8.22    1.61%    1.40%
--------------------------------------------------------------------------------------------------------------------
   Class B                   5.02     2.65     10.41   7.41      10.02     7.65    10.68    7.41    2.36%    2.15%
--------------------------------------------------------------------------------------------------------------------
   Class C                   9.09     6.65     10.71   7.42      10.09     7.65    10.71    7.42    2.36%    2.15%
--------------------------------------------------------------------------------------------------------------------
   Class Z                                                       10.46     8.29    11.33    8.04    1.78%    1.57%
--------------------------------------------------------------------------------------------------------------------
   Administrator Class                                           10.58     8.65    11.68    8.30    1.43%    1.20%
--------------------------------------------------------------------------------------------------------------------
   Institutional Class                                           10.76     9.07    11.82    8.37    1.16%    0.90%
--------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------
      Russell 2000(R) Growth Index 4                              7.42    4.53     8.91     6.71

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS'WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Priceline.com Incorporated                                             2.90%
--------------------------------------------------------------------------------
   Resources Connection Incorporated                                      2.76%
--------------------------------------------------------------------------------
   Gardner Denver Incorporated                                            2.63%
--------------------------------------------------------------------------------
   Skillsoft plc ADR                                                      2.21%
--------------------------------------------------------------------------------
   Microsemi Corporation                                                  2.19%
--------------------------------------------------------------------------------
   VistaPrint Limited                                                     2.17%
--------------------------------------------------------------------------------
   DJ Orthopedics Incorporated                                            2.13%
--------------------------------------------------------------------------------
   Kyphon Incorporated                                                    2.12%
--------------------------------------------------------------------------------
   InVentiv Health Incorporated                                           2.09%
--------------------------------------------------------------------------------
   Global Cash Access Incorporated                                        2.04%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (17%)
Energy                                            (3%)
Financials                                        (4%)
Health Care                                      (19%)
Industrials                                      (22%)
Information Technology                           (31%)
Telecommunication Services                        (4%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Prior to April, 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 9, 2003 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

      THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                       SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                        FUND INCEPTION
   Jenny B. Jones                          08/01/1993

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                          Gross      Net
                                                                         Expense   Expense
                                 6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------
   Administrator Class             11.46      13.74    13.78    14.37     1.34%     1.20%
------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------
      Russell 2000(R) Index 4       6.86       7.83    11.14    10.40
------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Dresser Rand Group Incorporated                                        2.61%
--------------------------------------------------------------------------------
   Scientific Games Corporation Class A                                   2.26%
--------------------------------------------------------------------------------
   Reinsurance Group of America Incorporated                              1.88%
--------------------------------------------------------------------------------
   Emulex Corporation                                                     1.83%
--------------------------------------------------------------------------------
   Informatica Corporation                                                1.76%
--------------------------------------------------------------------------------
   Claire's Stores Incorporated                                           1.70%
--------------------------------------------------------------------------------
   Bank of Hawaii Corporation                                             1.62%
--------------------------------------------------------------------------------
   Perrigo Company                                                        1.53%
--------------------------------------------------------------------------------
   Geo Group Incorporated                                                 1.40%
--------------------------------------------------------------------------------
   Acco Brands Corporation                                                1.20%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (11%)
Consumer Staples                                 (1%)
Energy                                           (7%)
Financials                                      (16%)
Health Care                                     (14%)
Industrials                                     (21%)
Information Technology                          (21%)
Materials                                        (5%)
Utilities                                        (2%)
Telecommunication Services                       (2%)

--------------------------------------------------------------------------------
1 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

      THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   I. Charles Rinaldi                      12/31/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                     Including Sales Charge                      Excluding Sales Charge               Gross      Net
            ---------------------------------------   --------------------------------------------   Expense   Expense
            6-Months*  1-Year 5-Year   Life of Fund    6-Months*    1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
----------------------------------------------------------------------------------------------------------------------
   Class A     5.02     3.91  14.10       17.23          11.43      10.24    15.46        17.98       1.44%     1.44%
----------------------------------------------------------------------------------------------------------------------
   Class B     6.01     4.42  14.34       17.36          11.01       9.42    14.57        17.36       2.19%     2.19%
----------------------------------------------------------------------------------------------------------------------
   Class C    10.02     8.43  14.59       17.26          11.02       9.43    14.59        17.26       2.19%     2.19%
----------------------------------------------------------------------------------------------------------------------
   Class Z                                               11.46      10.32    15.61        18.20       1.61%     1.36%
----------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------
      Russell 2000(R) Value Index 4                       6.36      11.22    13.06        11.28

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS      WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Global Industries Limited                                              5.82%
--------------------------------------------------------------------------------
   Range Resources Corporation                                            4.76%
--------------------------------------------------------------------------------
   Goldcorp Incorporated                                                  4.04%
--------------------------------------------------------------------------------
   IPSCO Incorporated                                                     3.11%
--------------------------------------------------------------------------------
   Randgold Resources Limited ADR                                         3.11%
--------------------------------------------------------------------------------
   Chicago Bridge & Iron Company NV                                       3.04%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                  2.50%
--------------------------------------------------------------------------------
   Steel Dynamics Incorporated                                            2.14%
--------------------------------------------------------------------------------
   Geo Group Incorporated                                                 1.96%
--------------------------------------------------------------------------------
   Apex Silver Mines Limited                                              1.92%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (8%)
Consumer Staples                                 (2%)
Energy                                          (29%)
Financials                                       (2%)
Health Care                                      (7%)
Industrials                                     (14%)
Information Technology                          (15%)
Materials                                       (22%)
Telecommunication Services                       (1%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C and Class Z shares reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Small Cap Value Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Beginning     Ending
                                                                                 Account     Account      Expenses
                                                                                  Value       Value      Paid During     Net Annual
   WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND                                11/01/2006   04/30/2007    Period(1)    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Class A
   Actual                                                                      $ 1,000.00   $ 1,108.40      $  7.32         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.85      $  7.00         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Class B
   Actual                                                                      $ 1,000.00   $ 1,104.40      $ 11.22         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Class C
   Actual                                                                      $ 1,000.00   $ 1,104.40      $ 11.22         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Class D
   Actual                                                                      $ 1,000.00   $ 1,109.40      $  6.54         1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.60      $  6.26         1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Administrator Class
   Actual                                                                      $ 1,000.00   $ 1,109.70      $  6.02         1.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,019.09      $  5.76         1.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage C&B Mid Cap Value Fund - Institutional Class
   Actual                                                                      $ 1,000.00   $ 1,110.80      $  4.71         0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.33      $  4.51         0.90%

FUND EXPENSES                WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account      Account     Expenses
                                                                                  Value        Value     Paid During    Net Annual
   WELLS FARGO ADVANTAGE COMMON STOCK FUND                                     11/01/2006   04/30/2007    Period(1)    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Common Stock Fund - Class A
   Actual                                                                      $ 1,000.00   $ 1,127.10      $  6.91         1.31%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.30      $  6.56         1.31%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Common Stock Fund - Class B
   Actual                                                                      $ 1,000.00   $ 1,122.70      $ 10.84         2.06%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.58      $ 10.29         2.06%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Common Stock Fund - Class C
   Actual                                                                      $ 1,000.00   $ 1,122.80      $ 10.84         2.06%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.58      $ 10.29         2.06%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Common Stock Fund - Class Z
   Actual                                                                      $ 1,000.00   $ 1,127.00      $  6.80         1.29%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.40      $  6.46         1.29%

   WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Growth Fund - Class A
   Actual                                                                      $ 1,000.00   $ 1,146.40      $  7.45         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.85      $  7.00         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Growth Fund - Class B
   Actual                                                                      $ 1,000.00   $ 1,142.30      $ 11.42         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Growth Fund - Class C
   Actual                                                                      $ 1,000.00   $ 1,140.70      $ 11.41         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Growth Fund - Class Z
   Actual                                                                      $ 1,000.00   $ 1,145.20      $  8.35         1.57%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.01      $  7.85         1.57%

   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Class A
   Actual                                                                      $ 1,000.00   $ 1,104.20      $  7.30         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.85      $  7.00         1.40%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Class B
   Actual                                                                      $ 1,000.00   $ 1,100.20      $ 11.20         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Class C
   Actual                                                                      $ 1,000.00   $ 1,100.90      $ 11.20         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,014.13      $ 10.74         2.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Class Z
   Actual                                                                      $ 1,000.00   $ 1,104.60      $  8.19         1.57%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.01      $  7.85         1.57%

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account      Account     Expenses
                                                                                  Value        Value     Paid During     Net Annual
                                                                               11/01/2006   04/30/2007    Period(1)    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Administrator Class
   Actual                                                                      $ 1,000.00   $ 1,105.80      $  6.27         1.20%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.84      $  6.01         1.20%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund - Institutional Class
   Actual                                                                      $ 1,000.00   $ 1,107.60      $  4.70         0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.33      $  4.51         0.90%

   WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Opportunities Fund - Administrator Class
   Actual                                                                      $ 1,000.00   $ 1,114.60      $  6.29         1.20%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.84      $  6.01         1.20%

   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Value Fund - Class A
   Actual                                                                      $ 1,000.00   $ 1,114.30      $  7.55         1.44%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,017.65      $  7.20         1.44%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Value Fund - Class B
   Actual                                                                      $ 1,000.00   $ 1,110.10      $ 11.46         2.19%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,013.93      $ 10.94         2.19%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Value Fund - Class C
   Actual                                                                      $ 1,000.00   $ 1,110.20      $ 11.46         2.19%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,013.93      $ 10.94         2.19%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Value Fund - Class Z
   Actual                                                                      $ 1,000.00   $ 1,114.60      $  7.13         1.36%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.05      $  6.80         1.36%

(1) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 94.99%

AMUSEMENT & RECREATION SERVICES - 1.34%
    285,570  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                           $   14,107,158
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.14%
    673,150  JONES APPAREL GROUP INCORPORATED                                                                         22,476,479
                                                                                                                  --------------
BUSINESS SERVICES - 10.33%
  1,148,990  CATALINA MARKETING CORPORATION<<                                                                         36,422,983
    875,300  IMS HEALTH INCORPORATED                                                                                  25,672,549
    989,020  MONEYGRAM INTERNATIONAL INCORPORATED<<                                                                   28,117,839
  1,040,370  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       18,487,375

                                                                                                                     108,700,746
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 5.07%
    650,016  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          31,636,279
    802,410  VALSPAR CORPORATION                                                                                      21,697,166

                                                                                                                      53,333,445
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 2.17%
    251,540  CITY NATIONAL CORPORATION                                                                                18,417,759
    193,162  SOUTH FINANCIAL GROUP INCORPORATED                                                                        4,371,256

                                                                                                                      22,789,015
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.25%
    294,398  CBRL GROUP INCORPORATED<<                                                                                13,124,263
                                                                                                                  --------------
EDUCATIONAL SERVICES - 4.05%
  3,080,280  CORINTHIAN COLLEGES INCORPORATED+                                                                        42,600,272
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.90%
  1,291,980  FLEXTRONICS INTERNATIONAL LIMITED+                                                                       14,405,577
    188,970  MOLEX INCORPORATED                                                                                        5,646,424

                                                                                                                      20,052,001
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.88%
    599,620  PEPSIAMERICAS INCORPORATED                                                                               14,474,827
    720,750  PILGRIMS PRIDE CORPORATION<<                                                                             26,314,583

                                                                                                                      40,789,410
                                                                                                                  --------------
FURNITURE & FIXTURES - 2.25%
  1,213,050  STEELCASE INCORPORATED<<                                                                                 23,678,736
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.80%
  1,378,280  DOLLAR GENERAL CORPORATION                                                                               29,426,278
                                                                                                                  --------------
HEALTH SERVICES - 0.87%
    151,660  UNIVERSAL HEALTH SERVICES CLASS B<<                                                                       9,208,795
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.07%
    470,760  GUITAR CENTER INCORPORATED<<+                                                                            21,796,188
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 15.98%
    246,144  CARLISLE COMPANIES INCORPORATED                                                                          10,136,210
    319,630  CDW CORPORATION                                                                                          23,016,556
    635,500  DIEBOLD INCORPORATED<<                                                                                   30,294,285
    584,780  DOVER CORPORATION                                                                                        28,139,614
  3,270,650  ENTEGRIS INCORPORATED+                                                                                   38,332,018

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
    717,390  PALL CORPORATION                                                                                     $   30,094,511
    252,940  TENNANT COMPANY                                                                                           8,099,139

                                                                                                                     168,112,333
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 3.90%
    890,760  ARTHUR J. GALLAGHER & COMPANY<<                                                                          24,905,650
    646,750  UNUMPROVIDENT CORPORATION                                                                                16,091,140

                                                                                                                      40,996,790
                                                                                                                  --------------
INSURANCE CARRIERS - 8.02%
    117,314  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     10,769,425
    330,773  MBIA INCORPORATED<<                                                                                      23,008,570
    195,300  RENAISSANCERE HOLDINGS LIMITED                                                                           10,575,495
    374,000  STEWART INFORMATION SERVICES CORPORATION                                                                 15,042,280
     43,560  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                   24,959,880

                                                                                                                      84,355,650
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.06%
    270,440  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               26,400,353
    550,130  QUEST DIAGNOSTICS INCORPORATED                                                                           26,895,856

                                                                                                                      53,296,209
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 1.40%
    188,370  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     14,696,627
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.00%
    441,960  TIFFANY & COMPANY<<                                                                                      21,077,072
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.89%
    712,620  ZALE CORPORATION<<+                                                                                      19,889,224
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.44%
    996,688  CAPITALSOURCE INCORPORATED<<                                                                             25,684,650
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.27%
    339,980  CIMAREX ENERGY COMPANY                                                                                   13,395,212
                                                                                                                  --------------
PERSONAL SERVICES - 2.16%
    652,499  G & K SERVICES INCORPORATED CLASS A                                                                      22,772,215
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 2.61%
    531,982  HUBBELL INCORPORATED CLASS B                                                                             27,498,150
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.38%
    556,724  HARTE HANKS INCORPORATED                                                                                 14,530,496
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 1.82%
    499,900  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                               19,146,170
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.58%
  1,050,335  FEDERAL SIGNAL CORPORATION                                                                               16,584,790
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 3.36%
  1,176,350  HAIN CELESTIAL GROUP INCORPORATED+                                                                       35,325,787
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $846,888,514)                                                                              999,444,161
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING - 16.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
    777,909  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $      777,909
     39,378  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              39,378

                                                                                                                         817,287
                                                                                                                  --------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.13%
$   466,746  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008           466,764
  2,389,479  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         2,390,387
    567,770  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           565,369
  1,296,516  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007         1,296,632
  1,296,516  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008         1,296,645
  3,889,547  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         3,889,781
  2,074,425  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $2,074,734)                                                5.36        05/01/2007         2,074,425
  2,074,425  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007         2,065,962
    622,328  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           619,608
  1,037,213  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007         1,036,912
  1,037,213  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007         1,031,622
  1,296,516  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007         1,292,354
    518,606  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           516,039
    777,909  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           772,814
  1,348,376  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007         1,338,371
  2,178,146  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007         2,155,646
  1,482,592  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007         1,479,345
  2,593,032  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007         2,579,055
  1,719,699  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007         1,714,677
    710,854  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           706,510
    985,352  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           979,046
    188,099  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           186,921
    518,606  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           513,322
  1,086,480  CHARTA LLC++                                                               5.31        06/22/2007         1,078,256
    518,606  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           514,909
  3,370,941  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008         3,370,300
    231,298  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           230,859
  1,296,516  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007         1,296,607
    518,606  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           518,586
    554,131  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           554,297
    571,763  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           571,986
 15,558,189  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $15,560,505)                5.36        05/01/2007        15,558,189
    674,188  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           665,848
    259,303  COMERICA BANK+/-                                                           5.32        02/08/2008           258,865
  2,095,169  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007         2,092,111
  4,148,850  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007         4,136,736
  1,296,516  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         1,296,192
  2,593,032  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007         2,593,006
  1,944,774  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007         1,940,806
    777,909  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007           777,233

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,008,199  DEER VALLEY FUNDING LLC++                                                  5.31%       05/10/2007    $    2,005,568
  1,296,516  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007         1,293,300
    251,368  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007           250,634
  1,882,282  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007         1,869,124
 11,353,646  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $11,355,336)             5.36        05/01/2007        11,353,646
  2,593,032  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007         2,593,213
    338,235  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007           334,985
    647,999  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           648,109
  1,452,098  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007         1,446,173
  1,296,516  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008         1,296,529
    103,721  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007           103,723
  1,815,122  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         1,815,249
  3,370,941  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         3,370,941
  1,296,516  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008         1,296,684
    311,164  K2 (USA) LLC+/-++                                                          5.30        07/16/2007           311,189
    518,606  K2 (USA) LLC+/-++                                                          5.33        09/28/2007           518,606
    157,760  KESTREL FUNDING US LLC                                                     5.27        05/21/2007           157,299
  2,852,335  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         2,852,249
  2,358,103  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007         2,338,200
  2,593,032  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007         2,573,402
    349,696  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007           345,979
  1,555,819  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007         1,537,709
    933,491  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           922,215
  3,181,079  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007         3,142,175
    793,001  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           791,383
    727,138  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           727,029
    648,258  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           648,251
    176,637  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007           176,302
  3,370,941  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007         3,366,019
  1,463,144  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007         1,458,667
  3,733,965  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         3,730,717
    155,582  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007           153,544
  3,319,080  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007         3,319,080
  1,094,259  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007         1,094,697
  1,296,516  MORGAN STANLEY+/-                                                          5.31        07/12/2007         1,296,516
  1,296,516  MORGAN STANLEY+/-                                                          5.38        08/07/2007         1,296,516
  1,903,804  MORGAN STANLEY+/-                                                          5.48        07/27/2007         1,904,299
 11,478,809  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $11,480,518)           5.36        05/01/2007        11,478,809
    239,855  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008           239,875
    207,443  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007           207,467
  1,486,585  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,487,135
    967,979  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           966,846
  2,593,032  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008         2,593,187
    749,058  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        05/15/2007           749,058
    259,303  PICAROS FUNDING PLC++                                                      5.27        06/22/2007           257,340
  1,478,028  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007         1,480,097
  1,296,516  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007         1,296,516
    985,352  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007           985,352

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $ 209,776  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37%       10/22/2007    $      209,822
    651,940  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           650,610
  1,866,983  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008         1,866,684
  1,192,795  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008         1,192,794
    207,443  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007           204,096
  1,037,213  SLM CORPORATION+/-++                                                       5.33        05/12/2008         1,035,802
  1,452,098  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,452,649
  1,037,213  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007         1,023,501
    299,806  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           299,800
  1,296,516  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007         1,296,594
  1,296,516  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        05/08/2008         1,296,607
    518,606  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           517,849
  2,593,032  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007         2,577,188
    366,603  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           365,906
  1,190,876  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007         1,178,395
    109,478  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007           109,112

                                                                                                                     169,782,005
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $170,599,292)                                                          170,599,292
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 4.63%

 48,663,541  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             48,663,541
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $48,663,541)                                                                       48,663,541
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,066,151,347)*                         115.83%                                                            $1,218,706,994

OTHER ASSETS AND LIABILITIES, NET              (15.83)                                                              (166,536,402)
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $1,052,170,592
                                               ======                                                             ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $48,663,541.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 86.55%

APPAREL & ACCESSORY STORES - 2.58%
    590,000  CHICO'S FAS INCORPORATED+                                                                            $   15,552,400
    195,000  KOHL'S CORPORATION+<<                                                                                    14,437,800

                                                                                                                      29,990,200
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.34%
    379,000  ADVANCE AUTO PARTS INCORPORATED                                                                          15,614,800
                                                                                                                  --------------
BUSINESS SERVICES - 9.56%
    845,000  ACTIVISION INCORPORATED+                                                                                 16,900,000
    405,000  AMDOCS LIMITED+                                                                                          14,883,750
    385,000  CHECKFREE CORPORATION+                                                                                   12,959,100
    505,000  CITRIX SYSTEMS INCORPORATED+                                                                             16,463,000
    290,000  COGNOS INCORPORATED+                                                                                     12,501,900
    735,000  ECLIPSYS CORPORATION+                                                                                    13,773,900
    825,000  RED HAT INCORPORATED+                                                                                    17,440,500
    220,000  YAHOO! INCORPORATED+<<                                                                                    6,168,800

                                                                                                                     111,090,950
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 4.92%
    315,000  HOSPIRA INCORPORATED+                                                                                    12,773,250
    675,000  HUNTSMAN CORPORATION                                                                                     13,230,000
    285,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          13,870,950
    305,000  MEDIMMUNE INCORPORATED+                                                                                  17,287,400

                                                                                                                      57,161,600
                                                                                                                  --------------
COMMUNICATIONS - 8.02%
    470,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+<<                                                15,406,600
    362,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                12,825,660
    870,000  FOUNDRY NETWORKS INCORPORATED+                                                                           13,154,400
    353,000  LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                                  12,669,170
     89,000  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                                    10,054,330
    375,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   9,386,250
    475,000  NEUSTAR INCORPORATED CLASS A+                                                                            13,661,000
    295,000  TIME WARNER TELECOM INCORPORATED+                                                                         6,047,500

                                                                                                                      93,204,910
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 3.76%
    207,000  CITY NATIONAL CORPORATION<<                                                                              15,156,540
    360,000  FIFTH THIRD BANCORP                                                                                      14,612,400
    290,000  MARSHALL & ILSLEY CORPORATION                                                                            13,925,800

                                                                                                                      43,694,740
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.37%
    570,000  REPUBLIC SERVICES INCORPORATED                                                                           15,920,100
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.78%
    220,500  ADVANCED MICRO DEVICES INCORPORATED+                                                                      3,047,310
    755,000  ALTERA CORPORATION                                                                                       17,017,700
    540,000  ATHEROS COMMUNICATIONS INCORPORATED+#                                                                    14,466,600
    555,000  ENERSYS+<<                                                                                                9,040,950
    280,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                       11,981,200

                                                                                                                      55,553,760
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.35%
  1,775,000  BEARINGPOINT INCORPORATED+                                                                           $   13,028,500
    397,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                          14,319,790

                                                                                                                      27,348,290
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 2.46%
    700,000  COCA-COLA ENTERPRISES INCORPORATED<<                                                                     15,358,000
    140,000  MOLSON COORS BREWING COMPANY<<                                                                           13,199,200

                                                                                                                      28,557,200
                                                                                                                  --------------
FOOD STORES - 1.20%
    250,000  PANERA BREAD COMPANY+                                                                                    13,922,500
                                                                                                                  --------------
HEALTH SERVICES - 3.25%
    260,000  EDWARDS LIFESCIENCES CORPORATION+<<                                                                      12,740,000
    933,500  NEKTAR THERAPEUTICS+                                                                                     11,547,395
    750,000  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    13,515,000

                                                                                                                      37,802,395
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.30%
    430,000  WILLIAMS-SONOMA INCORPORATED                                                                             15,144,600
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.98%
    285,000  CAMERON INTERNATIONAL CORPORATION+                                                                       18,402,450
    350,000  CARLISLE COMPANIES INCORPORATED<<                                                                        14,413,000
    305,000  DOVER CORPORATION                                                                                        14,676,600
    555,000  SEAGATE TECHNOLOGY                                                                                       12,293,250
    406,000  SMITH INTERNATIONAL INCORPORATED                                                                         21,290,640

                                                                                                                      81,075,940
                                                                                                                  --------------
INSURANCE CARRIERS - 2.44%
    502,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                      15,391,320
    240,000  RENAISSANCERE HOLDINGS LIMITED                                                                           12,996,000

                                                                                                                      28,387,320
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.00%
    525,000  AFFYMETRIX INCORPORATED+                                                                                 13,791,750
    840,000  BOSTON SCIENTIFIC CORPORATION+<<                                                                         12,969,600
    370,000  RESPIRONICS INCORPORATED+<<                                                                              15,081,200
    566,000  TRIMBLE NAVIGATION LIMITED+<<                                                                            16,232,880

                                                                                                                      58,075,430
                                                                                                                  --------------
METAL MINING - 1.16%
    480,000  BARRICK GOLD CORPORATION                                                                                 13,492,800
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.42%
    455,000  CVS CORPORATION<<                                                                                        16,489,200
                                                                                                                  --------------
OIL & GAS EXTRACTION - 7.21%
    345,000  APACHE CORPORATION                                                                                       25,012,500
    350,000  EOG RESOURCES INCORPORATED<<                                                                             25,704,000
    233,700  FOREST OIL CORPORATION+                                                                                   8,235,588
    295,000  NOBLE CORPORATION                                                                                        24,841,950

                                                                                                                      83,794,038
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 0.64%
    210,000  ALCOA INCORPORATED                                                                                        7,452,900
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.25%
    400,000  DOW JONES & COMPANY INCORPORATED                                                                     $   14,532,000
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.40%
    136,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     12,271,280
    915,000  TD AMERITRADE HOLDING CORPORATION+                                                                       15,600,750

                                                                                                                      27,872,030
                                                                                                                  --------------
TRANSPORTATION BY AIR - 1.30%
    555,000  SKY WEST INCORPORATED                                                                                    15,101,550
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.55%
    248,000  AUTOLIV INCORPORATED                                                                                     14,421,200
    267,000  GOODRICH CORPORATION                                                                                     15,176,280

                                                                                                                      29,597,480
                                                                                                                  --------------
TRANSPORTATION SERVICES - 1.05%
    250,000  GATX CORPORATION                                                                                         12,252,500
                                                                                                                  --------------
TRAVEL & RECREATION - 1.21%
    595,988  EXPEDIA INCORPORATED+                                                                                    14,077,237
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 3.81%
    360,000  SUPERVALU INCORPORATED                                                                                   16,524,000
    420,000  SYSCO CORPORATION<<                                                                                      13,750,800
    270,000  TRACTOR SUPPLY COMPANY+                                                                                  13,969,800

                                                                                                                      44,244,600
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 1.24%
    365,000  ARROW ELECTRONICS INCORPORATED+                                                                          14,424,801
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $723,455,144)                                                                            1,005,875,871
                                                                                                                  --------------

UNITS                                                                                             MATURITY DATE
EXCHANGEABLE NOTES - 6.17%
     95,000  CARDINAL HEALTH INCORPORATED+ ++ (J)                                                   04/14/2008         6,598,985
     93,600  CARDINAL HEALTH INCORPORATED+ ++ (J)                                                   05/05/2008         6,481,987
    278,000  CARNIVAL INCORPORATED+ (J)                                                             10/03/2007        13,330,100
    225,000  CATERPILLAR INCORPORATED+ ++ (J)                                                       07/19/2007        15,774,075
    680,660  CORNING INCORPORATED+ (J)                                                              05/10/2007        15,886,604
    394,600  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+ ++ (J)                             09/06/2007         7,108,719
    225,040  YAHOO INCORPORATED+ ++ (J)                                                             10/03/2007         6,528,410

TOTAL EXCHANGEABLE NOTES (COST $69,281,549)                                                                           71,708,880
                                                                                                                  --------------

SHARES
INVESTMENT COMPANIES - 2.56%

STOCK FUNDS - 2.56%
     95,000  MIDCAP SPDR TRUST SERIES 1<<                                                                             15,076,500
    100,000  VANGUARD TOTAL STOCK MARKET ETF<<                                                                        14,713,000

TOTAL INVESTMENT COMPANIES (COST $28,248,309)                                                                         29,789,500
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING - 11.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
    587,934  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $      587,934
     29,761  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              29,761

                                                                                                                         617,695
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.04%
$   352,760  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       05/14/2008           352,775
  1,805,938  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         1,806,624
    429,114  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           427,298
    979,890  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.34        10/25/2007           979,978
    979,890  BANCO SANTANDER TOTTA LOAN+++/-                                            5.32        05/16/2008           979,988
  2,939,671  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         2,939,847
  1,567,824  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,568,057)                                                5.36        05/01/2007         1,567,824
  1,567,824  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007         1,561,428
    470,347  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           468,292
    783,912  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007           783,685
    783,912  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007           779,687
    979,890  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007           976,745
    391,956  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           390,016
    587,934  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           584,083
  1,019,086  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007         1,011,524
  1,646,216  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007         1,629,210
  1,120,524  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007         1,118,070
  1,959,780  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007         1,949,217
  1,299,726  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007         1,295,931
    537,254  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           533,972
    744,717  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           739,950
    142,162  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           141,273
    391,956  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           387,962
    821,148  CHARTA LLC++                                                               5.31        06/22/2007           814,932
    391,956  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           389,161
  2,547,714  CHEYNE FINANCE LLC+++/-                                                    5.29        02/25/2008         2,547,230
    174,812  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           174,480
    979,890  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007           979,959
    391,956  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           391,940
    418,805  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           418,931
    432,132  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           432,300
 11,758,682  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,760,433)                5.36        05/01/2007        11,758,682
    509,543  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           503,240
    195,978  COMERICA BANK+/-                                                           5.32        02/08/2008           195,647
  1,583,503  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007         1,581,191
  3,135,649  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007         3,126,493
    979,890  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           979,645
  1,959,780  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007         1,959,761
  1,469,835  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007         1,466,837

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   587,934  DEER VALLEY FUNDING LLC                                                    5.31%       05/07/2007    $      587,423
  1,517,772  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007         1,515,783
    979,890  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007           977,460
    189,981  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007           189,426
  1,422,605  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007         1,412,661
  8,580,942  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $8,582,220)              5.36        05/01/2007         8,580,942
  1,959,780  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.37        06/13/2007         1,959,918
    255,634  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007           253,177
    489,749  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           489,832
  1,097,477  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007         1,092,999
    979,890  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008           979,900
     78,391  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.42        05/15/2007            78,393
  1,371,846  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         1,371,942
  2,547,714  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         2,547,714
    979,890  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        05/23/2008           980,018
    235,174  K2 (USA) LLC+++/-                                                          5.30        07/16/2007           235,192
    391,956  K2 (USA) LLC+++/-                                                          5.33        09/28/2007           391,956
    119,233  KESTREL FUNDING US LLC                                                     5.27        05/21/2007           118,885
  2,155,758  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008         2,155,694
  1,782,224  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007         1,767,182
  1,959,780  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007         1,944,945
    264,296  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007           261,487
  1,175,868  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007         1,162,181
    705,521  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           696,998
  2,404,219  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007         2,374,816
    599,340  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           598,117
    549,562  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           549,479
    489,945  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           489,940
    133,500  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007           133,247
  2,547,714  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007         2,543,995
  1,105,826  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007         1,102,442
  2,822,084  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         2,819,629
    117,587  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007           116,046
  2,508,519  LIQUID FUNDING LIMITED+++/-                                                5.33        11/13/2007         2,508,519
    827,027  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007           827,358
    979,890  MORGAN STANLEY+/-                                                          5.31        07/12/2007           979,890
    979,890  MORGAN STANLEY+/-                                                          5.38        08/07/2007           979,890
  1,438,871  MORGAN STANLEY+/-                                                          5.48        07/27/2007         1,439,245
  8,675,538  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $8,676,830)            5.36        05/01/2007         8,675,538
    181,280  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008           181,294
    156,782  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007           156,801
  1,123,542  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007         1,123,958
    731,586  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           730,730
  1,959,780  NORTHERN ROCK PLC+++/-SS.                                                  5.34        06/04/2008         1,959,898
    566,129  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        05/15/2007           566,129
    195,978  PICAROS FUNDING PLC++                                                      5.27        06/22/2007           194,494
  1,117,075  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007         1,118,639

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   979,890  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.36%       12/16/2007    $      979,890
    744,717  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007           744,717
    158,546  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        10/22/2007           158,581
    492,728  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           491,723
  1,411,042  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008         1,410,816
    901,499  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008           901,499
    156,782  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007           154,254
    783,912  SLM CORPORATION+++/-                                                       5.33        05/12/2008           782,846
  1,097,477  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008         1,097,894
    783,912  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007           773,549
    226,590  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           226,585
    979,890  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007           979,949
    979,890  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.34        05/08/2008           979,959
    391,956  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           391,384
  1,959,780  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007         1,947,806
    277,074  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           276,547
    900,049  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007           890,616
     82,742  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007            82,465

                                                                                                                     128,319,090
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $128,936,785)                                                          128,936,785
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 4.64%
 53,943,769  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             53,943,769
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $53,943,769)                                                                       53,943,769
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,003,865,556)*                                    111.01%                                                 $1,290,254,805

OTHER ASSETS AND LIABILITIES, NET                         (11.01)                                                   (127,973,950)
                                                          ------                                                  --------------

TOTAL NET ASSETS                                          100.00%                                                 $1,162,280,855
                                                          ======                                                  ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $53,943,769.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                          STRIKE PRICE  EXPIRATION DATE      VALUE
WRITTEN OPTIONS - (0.12%)
     (5,400) ATHEROS COMMUNICATIONS CALL+                                              $25.00       06/16/2007    $   (1,431,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,333,759))                                                                (1,431,000)
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 96.15%

AMUSEMENT & RECREATION SERVICES - 1.11%
     37,200  PENN NATIONAL GAMING INCORPORATED+                                                                   $    1,798,248
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.49%
     30,800  URBAN OUTFITTERS INCORPORATED+                                                                              793,408
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.48%
     30,400  GUESS? INCORPORATED<<                                                                                     1,197,760
     21,400  PHILLIPS-VAN HEUSEN CORPORATION                                                                           1,196,260

                                                                                                                       2,394,020
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.98%
     38,400  ADVANCE AUTO PARTS INCORPORATED                                                                           1,582,080
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.68%
     86,239  WRIGHT EXPRESS CORPORATION+                                                                               2,717,391
                                                                                                                  --------------
BIOPHARMACEUTICALS - 1.78%
     44,000  GENZYME CORPORATION+                                                                                      2,873,640
                                                                                                                  --------------
BUSINESS SERVICES - 12.44%
     48,100  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                      3,062,046
     94,100  AQUANTIVE INCORPORATED+<<                                                                                 2,880,401
     77,900  AUTODESK INCORPORATED+                                                                                    3,214,933
     28,800  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                1,317,024
     33,300  CITRIX SYSTEMS INCORPORATED+                                                                              1,085,580
     58,300  CONVERGYS CORPORATION+                                                                                    1,472,658
     27,200  DIGITAL RIVER INCORPORATED+<<                                                                             1,592,016
     10,300  F5 NETWORKS INCORPORATED+                                                                                   790,834
     20,700  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     1,273,257
     41,800  MONSTER WORLDWIDE INCORPORATED+                                                                           1,757,690
     22,500  TELETECH HOLDINGS INCORPORATED+                                                                             848,925
     27,249  VALUECLICK INCORPORATED+<<                                                                                  779,321

                                                                                                                      20,074,685
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 3.81%
     42,200  BARR PHARMACEUTICALS INCORPORATED+                                                                        2,040,792
     18,300  ECOLAB INCORPORATED                                                                                         786,717
     50,300  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                               2,014,515
     18,600  SHIRE PLC ADR                                                                                             1,299,954

                                                                                                                       6,141,978
                                                                                                                  --------------
COMMUNICATIONS - 9.45%
    170,900  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                      950,204
    114,565  NEUSTAR INCORPORATED CLASS A+<<                                                                           3,294,889
     98,974  NII HOLDINGS INCORPORATED+<<                                                                              7,596,255
     35,100  SAVVIS INCORPORATED+                                                                                      1,810,107
     54,200  SBA COMMUNICATIONS CORPORATION+                                                                           1,594,564

                                                                                                                      15,246,019
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.40%
     26,500  FIRST COMMUNITY BANCORP                                                                                   1,453,790
     26,800  INDYMAC BANCORP INCORPORATED                                                                                810,432

                                                                                                                       2,264,222
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
EDUCATIONAL SERVICES - 0.67%
     11,200  ITT EDUCATIONAL SERVICES INCORPORATED+                                                               $    1,088,752
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.07%
    147,700  MICROSEMI CORPORATION+<<                                                                                  3,413,347
     94,000  PMC-SIERRA INCORPORATED+<<                                                                                  726,620
     18,000  ROCKWELL COLLINS INCORPORATED                                                                             1,182,060
     45,811  SILICON LABORATORIES INCORPORATED+<<                                                                      1,503,059
     24,800  THOMAS & BETTS CORPORATION+                                                                               1,351,104

                                                                                                                       8,176,190
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.79%
     41,001  ADVISORY BOARD COMPANY+                                                                                   1,946,727
     26,500  GEN-PROBE INCORPORATED+                                                                                   1,354,415
     45,300  IHS INCORPORATED+                                                                                         1,872,702
     41,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                           1,478,870
    142,807  RESOURCES CONNECTION INCORPORATED+<<                                                                      4,308,487

                                                                                                                      10,961,201
                                                                                                                  --------------
FOOTWEAR - 0.53%
     15,400  CROCS INCORPORATED+<<                                                                                       860,552
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.50%
     38,900  SAKS INCORPORATED+                                                                                          814,566
                                                                                                                  --------------
HEALTH SERVICES - 2.39%
     35,600  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                    1,616,596
     63,800  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       2,237,466

                                                                                                                       3,854,062
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.05%
     76,400  HILTON HOTELS CORPORATION                                                                                 2,597,600
     14,200  MGM MIRAGE+                                                                                                 954,950
     10,400  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                       547,560
     14,300  VAIL RESORTS INCORPORATED+<<                                                                                815,386

                                                                                                                       4,915,496
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.20%
     23,200  GAMESTOP CORPORATION CLASS A+                                                                               769,544
     33,400  GARDNER DENVER INCORPORATED+                                                                              1,262,520
     42,800  VERIFONE HOLDINGS INCORPORATED+<<                                                                         1,510,412

                                                                                                                       3,542,476
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.62%
     45,200  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,412,048
     19,200  C.R. BARD INCORPORATED                                                                                    1,596,096
     48,300  DENTSPLY INTERNATIONAL INCORPORATED                                                                       1,613,703
     32,500  DRS TECHNOLOGIES INCORPORATED                                                                             1,635,075
     13,200  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                1,288,584
     31,100  QUEST DIAGNOSTICS INCORPORATED                                                                            1,520,479

                                                                                                                       9,065,985
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 3.88%
     76,400  CYTYC CORPORATION+                                                                                        2,691,572
     76,426  KYPHON INCORPORATED+<<                                                                                    3,562,216

                                                                                                                       6,253,788
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEDICAL MANAGEMENT SERVICES - 2.55%
     27,300  COVENTRY HEALTH CARE INCORPORATED+                                                                   $    1,578,759
     32,600  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      2,543,452

                                                                                                                       4,122,211
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.57%
     18,000  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    918,000
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.79%
     80,899  PRICELINE.COM INCORPORATED+<<                                                                             4,501,220
                                                                                                                  --------------
OIL & GAS EXTRACTION - 7.17%
     22,500  ENSCO INTERNATIONAL INCORPORATED                                                                          1,268,550
     27,700  NOBLE CORPORATION                                                                                         2,332,617
    130,500  PETROHAWK ENERGY CORPORATION+<<                                                                           1,885,725
     82,850  RANGE RESOURCES CORPORATION<<                                                                             3,028,168
     22,100  ROWAN COMPANIES INCORPORATED                                                                                809,744
     84,700  TETRA TECHNOLOGIES INCORPORATED+<<                                                                        2,243,703

                                                                                                                      11,568,507
                                                                                                                  --------------
PERSONAL SERVICES - 0.65%
     21,700  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                1,041,383
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.10%
     90,545  VISTAPRINT LIMITED+<<                                                                                     3,384,572
                                                                                                                  --------------
REAL ESTATE - 2.21%
    103,930  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                            3,518,031
      2,054  HUGOTON ROYALTY TRUST                                                                                        54,636

                                                                                                                       3,572,667
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.00%
      6,900  CBOT HOLDINGS INCORPORATED CLASS A+<<                                                                     1,301,823
      2,600  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                     330,200
     44,400  JEFFERIES GROUP INCORPORATED<<                                                                            1,407,480
     33,200  LAZARD LIMITED                                                                                            1,797,780

                                                                                                                       4,837,283
                                                                                                                  --------------
THEATERS & ENTERTAINMENT - 1.05%
     77,700  REGAL ENTERTAINMENT GROUP CLASS A                                                                         1,689,975
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 5.85%
     45,500  ITT CORPORATION                                                                                           2,903,355
     59,200  OSHKOSH TRUCK CORPORATION                                                                                 3,311,648
     31,800  TEXTRON INCORPORATED                                                                                      3,233,106

                                                                                                                       9,448,109
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.48%
     15,000  TRACTOR SUPPLY COMPANY+<<                                                                                   776,100
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.41%
     40,500  PATTERSON COMPANIES INCORPORATED+                                                                         1,460,430
     38,424  WESCO INTERNATIONAL INCORPORATED+                                                                         2,427,245

                                                                                                                       3,887,675
                                                                                                                  --------------

Total Common Stocks (Cost $133,702,604)                                                                              155,166,461
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 28.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
    212,865  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $      212,865
     10,775  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              10,775

                                                                                                                         223,640
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 28.79%
$   127,719  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008           127,724
    653,850  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           654,098
    155,363  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           154,706
    354,775  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007           354,807
    354,775  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008           354,810
  1,064,324  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         1,064,388
    567,640  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT                  5.36        05/01/2007           567,640
             (MATURITY VALUE $567,725)
    567,640  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007           565,324
    170,292  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           169,548
    283,820  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007           283,737
    283,820  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007           282,290
    354,775  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007           353,636
    141,910  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           141,207
    212,865  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           211,471
    368,966  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007           366,228
    596,022  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007           589,865
    405,692  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007           404,804
    709,549  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007           705,725
    470,573  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007           469,199
    194,516  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           193,327
    269,629  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           267,903
     51,471  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007            51,149
    141,910  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           140,464
    297,301  CHARTA LLC++                                                               5.31        06/22/2007           295,051
    141,910  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           140,898
    922,414  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008           922,239
     63,292  CHEYNE FINANCE LLC                                                         5.30        05/14/2007            63,172
    354,775  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007           354,800
    141,910  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           141,904
    151,631  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           151,676
    156,456  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           156,517
  4,257,296  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,257,930)                 5.36        05/01/2007         4,257,296
    184,483  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           182,201
     70,955  COMERICA BANK+/-                                                           5.32        02/08/2008            70,835
    573,316  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007           572,479
  1,135,279  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007         1,131,964
    354,775  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           354,686
    709,549  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007           709,542
    532,162  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007           531,076
    212,865  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007           212,680

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   549,518  DEER VALLEY FUNDING LLC++                                                  5.31%       05/10/2007   $       548,798
    354,775  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007           353,895
     68,784  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007            68,583
    515,062  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007           511,462
  3,106,778  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,107,241)              5.36        05/01/2007         3,106,778
    709,549  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007           709,599
     92,554  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007            91,664
    177,316  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           177,347
    397,348  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007           395,726
    354,775  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008           354,778
     28,382  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007            28,383
    496,685  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           496,719
    922,414  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           922,414
    354,775  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008           354,821
     85,146  K2 (USA) LLC+/-++                                                          5.30        07/16/2007            85,153
    141,910  K2 (USA) LLC+/-++                                                          5.33        09/28/2007           141,910
     43,169  KESTREL FUNDING US LLC                                                     5.27        05/21/2007            43,043
    780,504  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008           780,481
    645,264  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007           639,818
    709,549  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007           704,178
     95,690  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007            94,673
    425,730  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007           420,774
    255,438  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           252,352
    870,461  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007           859,815
    216,994  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           216,552
    198,972  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           198,942
    177,387  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           177,386
     48,335  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007            48,243
    922,414  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007           921,068
    400,370  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007           399,145
  1,021,751  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         1,020,862
     42,573  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007            42,015
    908,223  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007           908,223
    299,430  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007           299,550
    354,775  MORGAN STANLEY+/-                                                          5.31        07/12/2007           354,775
    354,775  MORGAN STANLEY+/-                                                          5.38        08/07/2007           354,775
    520,951  MORGAN STANLEY+/-                                                          5.48        07/27/2007           521,087
  3,141,027  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $3,141,495)            5.36        05/01/2007         3,141,027
     65,633  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008            65,639
     56,764  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007            56,771
    406,785  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           406,935
    264,875  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           264,565
    709,549  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008           709,592
    204,970  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        05/15/2007           204,970
     70,955  PICAROS FUNDING PLC++                                                      5.27        06/22/2007            70,418

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   404,443  PREMIUM ASSET TRUST+/-++                                                   5.47%       12/21/2007    $      405,009
    354,775  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007           354,775
    269,629  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007           269,629
     57,403  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        10/22/2007            57,415
    178,395  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           178,031
    510,876  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008           510,794
    326,393  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008           326,393
     56,764  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007            55,848
    283,820  SLM CORPORATION+/-++                                                       5.33        05/12/2008           283,434
    397,348  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008           397,499
    283,820  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007           280,068
     82,038  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            82,036
    354,775  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007           354,796
    354,775  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        05/08/2008           354,800
    141,910  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           141,703
    709,549  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007           705,214
    100,316  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           100,125
    325,868  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007           322,453
     29,957  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007            29,849

                                                                                                                      46,458,641
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,682,281)                                                            46,682,281
                                                                                                                  --------------

SHARES
RIGHTS - 0.00%
     31,200  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 4.83%
  7,799,772  WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                             7,799,772
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,799,772)                                                                         7,799,772
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $188,184,657)*                        129.91%                                                               $  209,648,514

OTHER ASSETS AND LIABILITIES, NET           (29.91)                                                                  (48,272,176)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  161,376,338
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,799,772.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 96.46%

AMUSEMENT & RECREATION SERVICES - 1.53%
     63,000  PINNACLE ENTERTAINMENT INCORPORATED+                                                                 $    1,769,040
    169,150  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                          3,854,929

                                                                                                                       5,623,969
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.78%
     54,400  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              2,876,128
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.60%
    125,050  G-III APPAREL GROUP LIMITED+                                                                              2,208,383
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.68%
    196,113  WRIGHT EXPRESS CORPORATION+                                                                               6,179,521
                                                                                                                  --------------
BUSINESS SERVICES - 24.14%
    313,979  24/7 REAL MEDIA INCORPORATED<<+                                                                           3,124,091
     56,400  AMERICAN REPROGRAPHICS COMPANY+                                                                           1,872,480
    184,500  AQUANTIVE INCORPORATED<<+                                                                                 5,647,545
    136,900  BANKRATE INCORPORATED<<+                                                                                  5,526,653
      4,600  CAPELLA EDUCATION COMPANY+                                                                                  160,770
    303,500  CNET NETWORKS INCORPORATED+                                                                               2,558,505
     96,500  COGENT COMMUNICATIONS GROUP INCORPORATED+                                                                 2,456,890
    132,500  DEALERTRACK HOLDINGS INCORPORATED+                                                                        4,372,500
     43,400  DIGITAL RIVER INCORPORATED+                                                                               2,540,202
     35,152  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          589,499
    108,000  ECOLLEGE.COM INCORPORATED<<+                                                                              2,000,160
    198,100  EPICOR SOFTWARE CORPORATION+                                                                              2,872,450
    461,400  GLOBAL CASH ACCESS INCORPORATED+                                                                          7,230,138
     36,815  HURON CONSULTING GROUP INCORPORATED+                                                                      2,229,148
    405,400  LAWSON SOFTWARE INCORPORATED<<+                                                                           3,608,060
    266,157  MARCHEX INCORPORATED CLASS B<<                                                                            3,404,148
    468,582  ON ASSIGNMENT INCORPORATED+                                                                               5,238,747
     17,900  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                                 996,135
    392,559  SECURE COMPUTING CORPORATION+                                                                             3,179,728
    211,161  SI INTERNATIONAL INCORPORATED+                                                                            5,587,320
    969,898  SKILLSOFT PLC ADR+                                                                                        7,827,077
    183,300  SYKES ENTERPRISES INCORPORATED+                                                                           3,383,718
    281,389  TALEO CORPORATION CLASS A+                                                                                4,291,182
    177,800  THE TRIZETTO GROUP INCORPORATED<<+                                                                        3,463,544
     87,700  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                              2,782,721
     61,990  VALUECLICK INCORPORATED<<+                                                                                1,772,914

                                                                                                                      88,716,325
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 3.72%

    114,950  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                               4,603,748
    127,500  MEDICINES COMPANY+                                                                                        2,904,450
    151,900  MGI PHARMA INCORPORATED+                                                                                  3,344,838
    113,666  SCIELE PHARMA INCORPORATED<<+                                                                             2,809,824

                                                                                                                      13,662,860
                                                                                                                  --------------
COMMUNICATIONS - 4.88%

    117,076  CBEYOND INCORPORATED<<+                                                                                   4,071,903
    325,700  DOBSON COMMUNICATIONS CORPORATION<<+                                                                      2,967,127
     85,200  LODGENET ENTERTAINMENT CORPORATION+                                                                       2,903,616
    197,758  NEUSTAR INCORPORATED CLASS A<<+                                                                           5,687,520
    198,100  ORBCOMM INCORPORATED<<+                                                                                   2,292,017

                                                                                                                      17,922,183
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS - 0.55%
     62,100  WESTERN ALLIANCE BANCORP<<+                                                                          $    2,002,104
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.91%
     65,591  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                    2,191,395
    151,300  RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                    3,003,305
     81,600  SONIC CORPORATION+                                                                                        1,831,104

                                                                                                                       7,025,804
                                                                                                                  --------------
EDUCATIONAL SERVICES - 1.92%
    132,800  CORINTHIAN COLLEGES INCORPORATED+                                                                         1,836,624
     41,900  STRAYER EDUCATION INCORPORATED<<                                                                          5,209,846

                                                                                                                       7,046,470
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.30%
    183,500  HOUSTON WIRE & CABLE COMPANY<<+                                                                           5,409,580
    335,800  MICROSEMI CORPORATION<<+                                                                                  7,760,338
    215,500  PMC-SIERRA INCORPORATED<<+                                                                                1,665,815
    104,089  SILICON LABORATORIES INCORPORATED<<+                                                                      3,415,160
     98,700  SIRENZA MICRODEVICES INCORPORATED<<+                                                                        899,157
    185,045  UNIVERSAL DISPLAY CORPORATION<<+                                                                          2,883,001
     69,500  VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                     1,098,795

                                                                                                                      23,131,846
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.66%
     93,744  ADVISORY BOARD COMPANY+                                                                                   4,450,965
    267,794  EXELIXIS INCORPORATED+                                                                                    2,876,108
     89,600  IHS INCORPORATED+                                                                                         3,704,064
    324,024  RESOURCES CONNECTION INCORPORATED<<+                                                                      9,775,804

                                                                                                                      20,806,941
                                                                                                                  --------------
FINANCIAL INSTITUTIONS - 0.57%
     72,000  DOLLAR FINANCIAL CORPORATION+                                                                             2,098,080
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.83%
    137,700  WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED<<+                                                           3,033,531
                                                                                                                  --------------
HEALTH SERVICES - 3.29%
    195,251  INVENTIV HEALTH INCORPORATED+                                                                             7,409,775
     85,300  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       2,991,471
     57,700  RADIATION THERAPY SERVICES INCORPORATED<<+                                                                1,696,957

                                                                                                                      12,098,203
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.62%
     48,068  GAYLORD ENTERTAINMENT COMPANY<<+                                                                          2,634,126
    312,600  GREAT WOLF RESORTS INCORPORATED<<+                                                                        3,966,894
     23,672  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                     1,246,331
    140,400  RED LION HOTELS CORPORATION+                                                                              1,790,100

                                                                                                                       9,637,451
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.55%
     74,695  ACTUANT CORPORATION CLASS A<<                                                                             3,958,835
    246,604  GARDNER DENVER INCORPORATED+                                                                              9,321,631
     72,600  KAYDON CORPORATION<<                                                                                      3,450,678

                                                                                                                      16,731,144
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS - 1.99%
    109,900  FIRST MERCURY FINANCIAL CORPORATION+                                                                 $    2,274,930
     51,178  THE NAVIGATORS GROUP INCORPORATED+                                                                        2,614,684
     79,050  TOWER GROUP INCORPORATED                                                                                  2,426,045

                                                                                                                       7,315,659
                                                                                                                  --------------
LEGAL SERVICES - 1.96%
    195,500  FTI CONSULTING INCORPORATED<<+                                                                            7,188,535
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.27%
    251,400  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                         4,457,322
    276,292  CALIPER LIFE SCIENCES INCORPORATED+                                                                       1,563,813
    193,371  DJ ORTHOPEDICS INCORPORATED+                                                                              7,553,071
    588,118  IXIA+                                                                                                     5,046,052
    192,200  SENORX INCORPORATED+                                                                                      1,527,990
    228,669  SPECTRANETICS CORPORATION<<+                                                                              2,371,298
    158,702  STEREOTAXIS INCORPORATED<<+                                                                               1,652,088
    149,900  SYMMETRY MEDICAL INCORPORATED+                                                                            2,546,801

                                                                                                                      26,718,435
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 2.56%
    161,593  KYPHON INCORPORATED<<+                                                                                    7,531,850
    137,400  NORTHSTAR NEUROSCIENCE INCORPORATED                                                                       1,871,388

                                                                                                                       9,403,238
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 6.30%
     39,500  BLUE NILE INCORPORATED<<+                                                                                 1,858,870
     46,000  COLDWATER CREEK INCORPORATED+                                                                               952,200
    221,100  GSI COMMERCE INCORPORATED<<+                                                                              4,886,310
    184,857  PRICELINE.COM INCORPORATED<<+                                                                            10,285,443
    265,484  SHUTTERFLY INCORPORATED<<+                                                                                4,311,460
     21,600  ZUMIEZ INCORPORATED<<+                                                                                      852,336

                                                                                                                      23,146,619
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.01%
    258,430  PETROHAWK ENERGY CORPORATION<<+                                                                           3,734,314
    188,600  TETRA TECHNOLOGIES INCORPORATED<<+                                                                        4,996,014
    121,350  VENOCO INCORPORATED+                                                                                      2,308,077

                                                                                                                      11,038,405
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.86%
    229,331  INNERWORKINGS INCORPORATED<<+                                                                             2,813,891
    206,036  VISTAPRINT LIMITED<<+                                                                                     7,701,626

                                                                                                                      10,515,517
                                                                                                                  --------------
REAL ESTATE - 0.75%
    172,644  HFF INCORPORATED CLASS A+                                                                                 2,758,851
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 0.46%
    36,600   OXFORD INDUSTRIES INCORPORATED<<                                                                          1,698,972
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.52%
    173,900  AIRTRAN HOLDINGS INCORPORATED<<+                                                                          1,914,639
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 3.25%
    120,600  BARNES GROUP INCORPORATED<<                                                                               2,930,580
    222,900  INTERLINE BRANDS INCORPORATED+                                                                            4,872,594

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
    205,889  PSS WORLD MEDICAL INCORPORATED<<+                                                                    $    4,138,369

                                                                                                                      11,941,543
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $318,821,987)                                                                              354,441,356
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 37.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
    627,940  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      627,940
     31,786  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              31,786

                                                                                                                         659,726
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 37.30%
$   376,764  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008           376,779
  1,928,823  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         1,929,555
    458,313  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           456,374
  1,046,567  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007         1,046,661
  1,046,567  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008         1,046,671
  3,139,700  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         3,139,889
  1,674,507  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,674,756)                                                5.36        05/01/2007         1,674,507
  1,674,507  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007         1,667,675
    502,352  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           500,157
    837,253  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007           837,011
    837,253  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007           832,741
  1,046,567  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007         1,043,207
    418,627  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           416,554
    627,940  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           623,827
  1,088,429  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007         1,080,353
  1,758,232  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007         1,740,070
  1,196,770  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007         1,194,149
  2,093,133  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007         2,081,851
  1,388,166  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007         1,384,113
    573,812  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           570,306
    795,391  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           790,300
    151,836  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           150,885
    418,627  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           414,361
    877,023  CHARTA LLC++                                                               5.31        06/22/2007           870,384
    418,627  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           415,642
  2,721,074  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008         2,720,557
    186,708  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           186,353
  1,046,567  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007         1,046,640
    418,627  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           418,610
    447,303  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           447,437
    461,536  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           461,716
 12,558,801  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,560,671)                5.36        05/01/2007        12,558,801
    544,215  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           537,483
    209,313  COMERICA BANK+/-                                                           5.32        02/08/2008           208,960
  1,691,252  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007         1,688,783

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,349,014  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31%       05/21/2007    $    3,339,234
  1,046,567  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         1,046,305
  2,093,133  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007         2,093,113
  1,569,850  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007         1,566,648
    627,940  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007           627,394
  1,621,048  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007         1,618,925
  1,046,567  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007         1,043,971
    202,908  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007           202,316
  1,519,406  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007         1,508,785
  9,164,831  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,166,196)              5.36        05/01/2007         9,164,831
  2,093,133  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007         2,093,280
    273,028  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007           270,405
    523,074  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           523,163
  1,172,155  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007         1,167,372
  1,046,567  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008         1,046,577
     83,725  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007            83,727
  1,465,193  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         1,465,296
  2,721,074  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         2,721,074
  1,046,567  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008         1,046,703
    251,176  K2 (USA) LLC+/-++                                                          5.30        07/16/2007           251,196
    418,627  K2 (USA) LLC+/-++                                                          5.33        09/28/2007           418,627
    127,346  KESTREL FUNDING US LLC                                                     5.27        05/21/2007           126,974
  2,302,447  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         2,302,378
  1,903,496  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007         1,887,430
  2,093,133  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007         2,077,288
    282,280  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007           279,279
  1,255,880  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007         1,241,262
    753,528  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           744,425
  2,567,814  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007         2,536,410
    640,122  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           638,816
    586,956  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           586,868
    523,283  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           523,278
    142,584  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007           142,313
  2,721,074  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007         2,717,101
  1,181,072  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007         1,177,457
  3,014,112  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         3,011,490
    125,588  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007           123,943
  2,679,211  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007         2,679,211
    883,302  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007           883,656
  1,046,567  MORGAN STANLEY+/-                                                          5.31        07/12/2007         1,046,567
  1,046,567  MORGAN STANLEY+/-                                                          5.38        08/07/2007         1,046,567
  1,536,779  MORGAN STANLEY+/-                                                          5.48        07/27/2007         1,537,178
  9,265,864  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $9,267,244)            5.36        05/01/2007         9,265,864
    193,615  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008           193,630
    167,451  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007           167,471
  1,199,993  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,200,437
    781,367  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           780,453
  2,093,133  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008         2,093,259

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY  NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   604,651  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30%       05/15/2007    $      604,651
    209,313  PICAROS FUNDING PLC++                                                      5.27        06/22/2007           207,729
  1,193,086  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007         1,194,756
  1,046,567  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007         1,046,567
    795,391  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007           795,391
    169,335  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        10/22/2007           169,372
    526,256  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           525,182
  1,507,056  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008         1,506,815
    962,841  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008           962,841
    167,451  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007           164,750
    837,253  SLM CORPORATION+/-++                                                       5.33        05/12/2008           836,115
  1,172,155  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,172,600
    837,253  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007           826,185
    242,008  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           242,003
  1,046,567  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007         1,046,630
  1,046,567  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        05/08/2008         1,046,640
    418,627  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           418,016
  2,093,133  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007         2,080,344
    295,927  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           295,365
    961,292  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007           951,218
     88,372  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007            88,073

                                                                                                                     137,050,552
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $137,710,278)                                                          137,710,278
                                                                                                                  --------------

SHARES                                                                                          EXPIRATION DATE
WARRANTS - 0.00%
        108  IMPERIAL CREDIT INDUSTRY+(A)                                                             01/31/08                 0

TOTAL WARRANTS (COST $0)                                                                                                       0
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 3.54%
 13,035,793  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             13,035,793
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,035,793)                                                                       13,035,793
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $469,568,058)*                       137.48%                                                                $  505,187,427

OTHER ASSETS AND LIABILITIES, NET          (37.48)                                                                  (137,732,826)
                                           ------                                                                 --------------

TOTAL NET ASSETS                           100.00%                                                                $  367,454,601
                                           ======                                                                 ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,035,793.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 86.28%

AMUSEMENT & RECREATION SERVICES - 0.25%
     77,200  PINNACLE ENTERTAINMENT INCORPORATED+                                                                 $    2,167,776
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 2.34%
    401,700  CLAIRE'S STORES INCORPORATED                                                                             13,083,369
    321,700  TALBOTS INCORPORATED<<                                                                                    7,559,950

                                                                                                                      20,643,319
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.51%
    133,400  STANDARD PARKING CORPORATION<<+                                                                           4,499,582
                                                                                                                  --------------

BIOPHARMACEUTICALS - 0.49%
    187,700  HUMAN GENOME SCIENCES INCORPORATED<<+                                                                     2,021,529
    156,100  MANNKIND CORPORATION<<+                                                                                   2,269,694

                                                                                                                       4,291,223
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.73%
    152,100  PERINI CORPORATION+                                                                                       6,479,460
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.35%
    205,700  CENTRAL GARDEN & PET COMPANY<<+                                                                           3,046,417
                                                                                                                  --------------

BUSINESS SERVICES - 11.29%
    183,200  AARON RENTS INCORPORATED                                                                                  5,197,384
    137,000  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                            5,290,940
    142,800  CSG SYSTEMS INTERNATIONAL INCORPORATED<<+                                                                 3,824,184
     75,800  F5 NETWORKS INCORPORATED<<+                                                                               5,819,924
    316,400  GARTNER INCORPORATED<<+                                                                                   7,982,772
    172,950  H&E EQUIPMENT SERVICES INCORPORATED+                                                                      4,091,997
    103,600  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          4,887,848
    917,600  INFORMATICA CORPORATION<<+                                                                               13,507,072
    143,400  MACQUARIE INFRASTRUCTURE COMPANY TRUST                                                                    6,105,972
    282,400  ONLINE RESOURCES CORPORATION<<+                                                                           3,117,696
    387,000  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        6,876,990
    202,500  PENNANTPARK INVESTMENT CORPORATION<<+                                                                     3,033,450
    169,600  RENT-A-CENTER INCORPORATED<<+                                                                             4,721,664
    298,500  RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                     4,435,710
    683,300  SONICWALL INCORPORATED+                                                                                   5,575,728
    121,200  THQ INCORPORATED<<+                                                                                       4,044,444
    218,600  VALUECLICK INCORPORATED<<+                                                                                6,251,960
    118,800  VIAD CORPORATION                                                                                          4,851,792

                                                                                                                      99,617,527
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 6.20%
    266,600  ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                                 3,561,776
    267,500  ARRAY BIOPHARMA INCORPORATED<<+                                                                           3,731,625
    169,700  BIOMARIN PHARMACEUTICAL INCORPORATED<<+                                                                   2,742,352
    115,200  FMC CORPORATION                                                                                           8,862,336
    121,687  IMMUCOR INCORPORATED+                                                                                     3,970,647
    265,600  KOOPER HOLDINGS INCORPORATED                                                                              7,686,464
    137,800  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              4,189,120
    188,500  NASTECH PHARMACEUTICAL COMPANY INCORPORATED<<+                                                            2,486,315
    617,900  PERRIGO COMPANY                                                                                          11,740,100
    439,300  SALIX PHARMACEUTICALS LIMITED<<+                                                                          5,719,686

                                                                                                                      54,690,421
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS - 2.63%
    207,300  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                       $    5,918,415
    140,100  CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED                                                2,786,589
    295,500  ESCHELON TELECOM INCORPORATED+                                                                            8,655,195
    110,200  PAETEC HOLDING CORPORATION<<+                                                                             1,149,386
    228,600  TIME WARNER TELECOM INCORPORATED<<+                                                                       4,686,300

                                                                                                                      23,195,885
                                                                                                                  --------------

COMMUNICATIONS EQUIPMENT - 1.01%
    191,600  COMMSCOPE INCORPORATED<<+                                                                                 8,938,140
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 4.90%
    235,100  BANK OF HAWAII CORPORATION                                                                               12,436,790
    107,500  BERKSHIRE HILLS BANCORP INCORPORATED                                                                      3,465,800
     93,497  CULLEN FROST BANKERS INCORPORATED                                                                         4,784,241
    299,510  CVB FINANCIAL CORPORATION                                                                                 3,555,184
    249,400  EURONET WORLDWIDE INCORPORATED<<+                                                                         6,945,790
     65,200  SVB FINANCIAL GROUP<<+                                                                                    3,339,544
    601,500  TAC ACQUISITION CORPORATION<<+(a)                                                                                60
    185,500  WESTAMERICA BANCORPORATION<<                                                                              8,686,965

                                                                                                                      43,214,374
                                                                                                                  --------------

EATING & DRINKING PLACES - 0.89%
    271,100  RARE HOSPITALITY INTERNATIONAL INCORPORATED<<+                                                            7,894,432
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.50%
     82,300  ITC HOLDINGS CORPORATION                                                                                  3,463,184
     63,400  ORMAT TECHNOLOGIES INCORPORATED<<                                                                         2,313,466
    136,550  PNM RESOURCES INCORPORATED                                                                                4,444,703
    114,800  UNISOURCE ENERGY CORPORATION                                                                              4,409,468
    238,550  WASTE CONNECTIONS INCORPORATED<<+                                                                         7,435,604

                                                                                                                      22,066,425
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.38%
    373,000  ARRIS GROUP INCORPORATED<<+                                                                               5,527,860
  1,197,800  FINISAR CORPORATION<<+                                                                                    4,336,036
    343,800  GSI TECHNOLOGY INCORPORATED+                                                                              1,856,520
    107,600  HEXEL CORPORATION<<+                                                                                      2,334,920
    217,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                3,258,150
    238,800  IPG PHOTONICS CORPORATION+                                                                                4,343,772
    379,700  MICROSEMI CORPORATION<<+                                                                                  8,774,867
    519,800  VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                     8,218,038

                                                                                                                      38,650,163
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.90%
    313,000  DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                                  3,549,420
    176,800  INFRASOURCE SERVICES INCORPORATED+                                                                        5,901,584
    159,800  LUMINEX CORPORATION+                                                                                      2,213,230
    320,000  MTC TECHNOLOGIES INCORPORATED+                                                                            6,611,200
    154,600  WATSON WYATT & COMPANY HOLDINGS                                                                           7,286,298

                                                                                                                      25,561,732
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.13%
     89,500  MOBILE MINI INCORPORATED<<+                                                                               2,682,315
    225,500  SHAW GROUP INCORPORATED+                                                                                  7,312,965

                                                                                                                       9,995,280
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS - 0.80%
    124,500  FLOWERS FOODS INCORPORATED                                                                           $    3,883,155
    234,300  SENOMYX INCORPORATED<<+                                                                                   3,156,021

                                                                                                                       7,039,176
                                                                                                                  --------------

HEALTH SERVICES - 1.96%
    168,000  DIALYSIS CORPORATION OF AMERICA+                                                                          1,957,200
    124,600  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       4,369,722
    449,000  SUN HEALTHCARE GROUP INCORPORATED+                                                                        5,630,460
    243,044  SYMBION INCORPORATED+                                                                                     5,327,524

                                                                                                                      17,284,906
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.46%
    350,450  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   5,575,660
    159,000  CRYSTAL RIVER CAPITAL INCORPORATED                                                                        4,176,930
    111,000  DIGITAL REALITY TRUST INCORPORATED<<                                                                      4,489,950
    311,900  NATIONAL RETAIL PROPERTIES INCORPORATED                                                                   7,470,005

                                                                                                                      21,712,545
                                                                                                                  --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.64%
    121,100  GUITAR CENTER INCORPORATED<<+                                                                             5,606,930
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.19%
     48,700  HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                      1,668,949
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.57%
     98,400  ACTUANT CORPORATION CLASS A<<                                                                             5,215,200
    352,600  CRAY INCORPORATED+                                                                                        4,389,870
    628,300  DRESSER RAND GROUP INCORPORATED+                                                                         20,049,053
    671,100  EMULEX CORPORATION+                                                                                      14,079,678
     78,400  IDEX CORPORATION                                                                                          4,113,648
    112,900  INTERMEC INCORPORATED<<+                                                                                  2,521,057
     82,500  MANITOWOC COMPANY INCORPORATED                                                                            5,628,975
    100,500  RITCHIE BROTHERS AUCTIONEERS INCORPORATED                                                                 5,937,540
    520,400  SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                                  17,324,116
    194,229  SHAW INDUSTRIES LIMITED CLASS A                                                                           5,164,157

                                                                                                                      84,423,294
                                                                                                                  --------------

INSURANCE CARRIERS - 4.21%
    447,600  CONSECO INCORPORATED+                                                                                     7,918,044
    132,542  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      4,959,722
    328,253  MAX CAPITAL GROUP LIMITED                                                                                 8,797,180
     35,100  MOLINA HEALTHCARE INCORPORATED+                                                                           1,060,722
    231,700  REINSURANCE GROUP OF AMERICA INCORPORATED<<                                                              14,437,227

                                                                                                                      37,172,895
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY - 1.21%
    209,200  GEO GROUP INCORPORATED+                                                                                  10,711,040
                                                                                                                  --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.43%
    111,400  LAIDLAW INTERNATIONAL INCORPORATED                                                                        3,815,450
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.80%
    474,000  BRUKER BIOSCIENCES CORPORTION+                                                                            5,455,740
    436,400  CEPHEID INCORPORATED<<+                                                                                   4,948,776
    144,000  COOPER COMPANIES INCORPORATED<<                                                                           7,358,400

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
    214,400  DJ ORTHOPEDICS INCORPORATED<<+                                                                       $    8,374,464
     77,500  DRS TECHNOLOGIES INCORPORATED                                                                             3,899,025
    212,400  FEI COMPANY<<+                                                                                            7,901,280
      4,800  HAEMONETICS CORPORATION+                                                                                    229,632
    151,400  POLYMEDICA CORPORATION<<                                                                                  6,122,616
    147,700  SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                     4,875,577
    148,800  TEKTRONIX INCORPORATED                                                                                    4,373,232
     32,700  VARIAN INCORPORATED+                                                                                      1,895,292
    249,400  VEECO INSTRUMENTS INCORPORATED<<+                                                                         4,559,032

                                                                                                                      59,993,066
                                                                                                                  --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.04%
      7,500  KYPHON INCORPORATED+                                                                                        349,575
                                                                                                                  --------------

METAL MINING - 0.91%
     79,400  AGNICO-EAGLE MINES LIMITED<<                                                                              2,801,232
    184,300  PAN AMERICAN SILVER CORPORATION+                                                                          5,206,475

                                                                                                                       8,007,707
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.61%
    388,100  ACCO BRANDS CORPORATION<<+                                                                                9,236,780
    347,600  CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                   4,977,632

                                                                                                                      14,214,412
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.32%
    358,403  APOLLO INVESTMENT CORPORATION<<                                                                           7,874,114
    104,700  COMPUCREDIT CORPORATION<<+                                                                                3,785,952

                                                                                                                      11,660,066
                                                                                                                  --------------

OIL & GAS EXTRACTION - 3.05%
    176,455  BIRCHCLIFF ENERGY LIMITED+                                                                                  723,372
    160,594  DENBURY RESOURCES INCORPORATED+                                                                           5,314,055
    345,510  GALLEON ENERGY INCORPORATED A+                                                                            5,043,033
    260,800  HANOVER COMPRESSOR COMPANY<<+                                                                             5,641,104
    181,800  ST. MARY LAND & EXPLORATION COMPANY                                                                       6,657,516
    149,111  WILLBROS GROUP INCORPORATED<<+                                                                            3,527,966

                                                                                                                      26,907,046
                                                                                                                  --------------

PERSONAL SERVICES - 0.56%
    128,200  REGIS CORPORATION                                                                                         4,901,086
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 0.99%
    167,700  SCHNITZER STEEL INDUSTRY                                                                                  8,705,307
                                                                                                                  --------------

RAILROAD TRANSPORTATION - 0.45%
    107,800  KANSAS CITY SOUTHERN<<+                                                                                   4,004,770
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUST (REIT) - 1.02%
    198,611  HEALTH CARE REIT INCORPORATED                                                                             8,985,162
                                                                                                                  --------------

SOFTWARE - 0.41%
    117,800  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                3,614,104
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.32%
     64,200  CARBO CERAMICS INCORPORATED                                                                               2,789,490
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TEXTILE MILL PRODUCTS - 0.96%
     97,000  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                           $    3,715,100
    279,800  INTERFACE INCORPORATED                                                                                    4,714,630

                                                                                                                       8,429,730
                                                                                                                  --------------

TRANSPORTATION BY AIR - 1.12%
    128,100  AIR CANADA CLASS A+                                                                                       1,927,444
    376,000  REPUBLIC AIRWAYS HOLDINGS INCORPORATED<<+                                                                 7,993,760

                                                                                                                       9,921,204
                                                                                                                  --------------

WATER TRANSPORTATION - 1.42%
    213,400  HORIZON LINES INCORPORATED                                                                                7,257,734
    186,900  SEASPAN CORPORATION                                                                                       5,248,152

                                                                                                                      12,505,886
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.74%
    145,700  AIRGAS INCORPORATED                                                                                       6,490,935
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 0.59%
    331,600  GENESIS MICROCHIP INCORPORATED+                                                                           2,845,126
    102,600  LKQ CORPORATION+                                                                                          2,316,710

                                                                                                                       5,161,836
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $622,983,519)                                                                              761,028,723
                                                                                                                  --------------

INVESTMENT COMPANIES - 0.73%
     53,800  ISHARES RUSSELL 2000 INDEX FUND<<                                                                         4,343,812
    125,388  TECHNOLOGY INVESTMENT CAPITAL CORPORATION<<                                                               2,120,311

TOTAL INVESTMENT COMPANIES (COST $6,172,142)                                                                           6,464,123
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 24.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
  1,001,852  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,001,852
     50,714  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              50,714

                                                                                                                       1,052,566
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.79%
$   601,111  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008           601,135
  3,077,355  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         3,078,525
    731,218  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           728,125
  1,669,753  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007         1,669,904
  1,669,753  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008         1,669,920
  5,009,260  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         5,009,561
  2,671,605  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $2,672,003)                                                5.36        05/01/2007         2,671,605
  2,671,605  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007         2,660,705
    801,482  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           797,979
  1,335,803  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007         1,335,415
  1,335,803  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007         1,328,603
  1,669,753  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007         1,664,393
    667,901  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           664,595
  1,001,852  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           995,290

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,736,543  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30%       06/21/2007    $    1,723,658
  2,805,186  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007         2,776,208
  1,909,396  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007         1,905,215
  3,339,507  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007         3,321,507
  2,214,761  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007         2,208,294
    915,492  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           909,899
  1,269,013  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007         1,260,891
    242,248  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           240,731
    667,901  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           661,095
  1,399,253  CHARTA LLC++                                                               5.31        06/22/2007         1,388,661
    667,901  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           663,139
  4,341,359  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008         4,340,534
    297,884  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           297,318
  1,669,753  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007         1,669,870
    667,901  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           667,875
    713,653  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           713,867
    736,361  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           736,648
 20,037,040  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $20,040,023)                5.36        05/01/2007        20,037,040
    868,272  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           857,531
    333,951  COMERICA BANK+/-                                                           5.32        02/08/2008           333,386
  2,698,321  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007         2,694,382
  5,343,211  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007         5,327,609
  1,669,753  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         1,669,336
  3,339,507  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007         3,339,473
  2,504,630  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007         2,499,521
  1,001,852  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007         1,000,980
  2,586,314  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007         2,582,926
  1,669,753  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007         1,665,612
    323,732  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007           322,786
  2,424,148  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007         2,407,203
 14,622,104  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $14,624,281)             5.36        05/01/2007        14,622,104
  3,339,507  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007         3,339,740
    435,605  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007           431,419
    834,543  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           834,685
  1,870,124  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007         1,862,494
  1,669,753  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008         1,669,770
    133,580  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007           133,583
  2,337,655  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         2,337,818
  4,341,359  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         4,341,359
  1,669,753  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008         1,669,970
    400,741  K2 (USA) LLC+/-++                                                          5.30        07/16/2007           400,773
    667,901  K2 (USA) LLC+/-++                                                          5.33        09/28/2007           667,901
    203,176  KESTREL FUNDING US LLC                                                     5.27        05/21/2007           202,582
  3,673,457  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         3,673,347
  3,036,947  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007         3,011,316
  3,339,507  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007         3,314,227
    450,366  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007           445,578
  2,003,704  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007         1,980,381

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,202,222  KLIO III FUNDING CORPORATION++                                             5.32%       07/23/2007    $    1,187,700
  4,096,840  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007         4,046,736
  1,021,288  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007         1,019,205
    936,464  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           936,324
    834,877  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           834,868
    227,487  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007           227,055
  4,341,359  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007         4,335,020
  1,884,350  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007         1,878,584
  4,808,890  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         4,804,706
    200,370  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007           197,746
  4,274,569  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007         4,274,569
  1,409,272  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007         1,409,836
  1,669,753  MORGAN STANLEY+/-                                                          5.31        07/12/2007         1,669,753
  1,669,753  MORGAN STANLEY+/-                                                          5.38        08/07/2007         1,669,753
  2,451,866  MORGAN STANLEY+/-                                                          5.48        07/27/2007         2,452,503
  4,783,298  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $14,785,499)           5.36        05/01/2007        14,783,298
    308,904  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008           308,929
    267,161  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007           267,193
  1,914,539  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,915,248
  1,246,638  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007         1,245,179
  3,339,507  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008         3,339,707
    964,695  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        05/15/2007           964,695
    333,951  PICAROS FUNDING PLC++                                                      5.27        06/22/2007           331,423
  1,903,519  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007         1,906,184
  1,669,753  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007         1,669,753
  1,269,013  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007         1,269,013
    270,166  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        10/22/2007           270,225
    839,619  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           837,906
  2,404,445  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008         2,404,060
  1,536,173  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008         1,536,173
    267,161  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007           262,851
  1,335,803  SLM CORPORATION+/-++                                                       5.33        05/12/2008         1,333,986
  1,870,124  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,870,834
  1,335,803  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007         1,318,143
    386,114  TRAVELLERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           386,106
  1,669,753  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007         1,669,854
  1,669,753  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        05/08/2008         1,669,870
    667,901  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           666,926
  3,339,507  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007         3,319,102
    472,139  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           471,242
  1,533,702  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007         1,517,631
    140,994  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007           140,522

                                                                                                                     218,658,408
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $219,710,974)                                                          219,710,974
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 12.45%
109,814,019  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $   109,814,019
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $109,814,019)                                                                     109,814,019
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $958,680,654)*                                             124.37%                                         $ 1,097,017,839

OTHER ASSETS AND LIABILITIES, NET                                (24.37)                                            (214,973,763)
                                                                 ------                                          ---------------

TOTAL NET ASSETS                                                 100.00%                                         $   882,044,076
                                                                 ======                                          ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $109,814,019.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 94.31%

APPAREL & ACCESSORY STORES - 0.59%
     79,700  PAYLESS SHOESOURCE INCORPORATED+                                                                    $     2,542,430
    510,600  TWEEN BRANDS INCORPORATED+                                                                               19,995,096

                                                                                                                      22,537,526
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.34%
    493,800  HANESBRANDS INCORPORATED+                                                                                13,130,142
                                                                                                                 ---------------
AUTOMOBILE - 0.12%
    215,000  BRISTOL WEST HOLDINGS INCORPORATED                                                                        4,764,400
                                                                                                                 ---------------
BUSINESS SERVICES - 6.97%
 12,320,800  3COM CORPORATION+                                                                                        49,652,824
  2,052,900  ABM INDUSTRIES INCORPORATED                                                                              57,768,606
  1,391,200  COGNEX CORPORATION                                                                                       29,980,360
    567,800  DELUXE CORPORATION                                                                                       21,491,230
    733,000  ELECTRONICS FOR IMAGING INCORPORATED+                                                                    19,549,110
    805,600  EVERGREEN ENERGY INCORPORATED+                                                                            4,857,768
    452,200  HEALTHCARE SERVICES GROUP                                                                                12,661,600
  1,951,322  KFORCE INCORPORATED+                                                                                     26,791,651
  1,018,700  MPS GROUP INCORPORATED+                                                                                  13,946,003
     25,000  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                     610,750
  1,643,800  VIGNETTE CORPORATION+**                                                                                  30,443,176

                                                                                                                     267,753,078
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS - 3.61%
  1,332,800  ALPHARMA INCORPORATED CLASS A+                                                                           32,387,040
  1,054,000  CALGON CARBON CORPORATION+                                                                                8,337,140
    456,300  OM GROUP INCORPORATED+                                                                                   23,969,439
  5,101,200  ORASURE TECHNOLOGIES INCORPORATED+**                                                                     38,003,940
  1,693,900  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   22,037,639
    566,995  SALIX PHARMACEUTICALS LIMITED+                                                                            7,382,275
  2,097,300  WELLMAN INCORPORATED**                                                                                    6,669,414

                                                                                                                     138,786,887
                                                                                                                 ---------------
COMMUNICATIONS - 3.46%
  1,851,840  CHINA GRENTECH CORPORATION LIMITED ADR+**                                                                18,296,179
  5,687,200  CINCINNATI BELL INCORPORATED+                                                                            28,834,104
    560,300  ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                           5,496,543
  2,820,500  LIGHTBRIDGE INCORPORATED+**                                                                              49,753,620
  2,652,960  MASTEC INCORPORATED+                                                                                     30,429,451

                                                                                                                     132,809,897
                                                                                                                 ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 3.18%
  3,179,600  CHICAGO BRIDGE & IRON COMPANY NV                                                                        110,109,548
    144,500  LAYNE CHRISTENSEN COMPANY+                                                                                5,472,215
    261,600  MATRIX SERVICE COMPANY+                                                                                   6,383,040

                                                                                                                     121,964,803
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS - 0.13%
    203,900  THE COLONIAL BANCGROUP INCORPORATED                                                                       4,905,834
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES - 0.23%
    595,800  EL PASO CORPORATION                                                                                       8,937,000
                                                                                                                 ---------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.60%
  3,227,700  ANDREW CORPORATION+                                                                                 $    35,246,489
  6,124,800  FINISAR CORPORATION+                                                                                     22,171,776
  3,803,000  GRAFTECH INTERNATIONAL LIMITED+                                                                          37,953,940
  1,215,300  NORTEL NETWORKS CORPORATION ADR+                                                                         27,806,064
  1,181,850  OSI SYSTEMS INCORPORATED+**                                                                              31,212,659
  5,276,500  POWER-ONE INCORPORATED+**                                                                                22,477,890

                                                                                                                     176,868,818
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.21%
    311,400  CDI CORPORATION                                                                                           9,223,668
  3,056,600  CV THERAPEUTICS INCORPORATED+**                                                                          25,767,138
    558,400  INFINITY PHARMACEUTICALS INCORPORATED+                                                                    5,863,200
    480,000  SYMYX TECHNOLOGIES INCORPORATED+                                                                          5,524,800

                                                                                                                      46,378,806
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS - 1.34%
  4,432,200  DEL MONTE FOODS COMPANY                                                                                  51,413,520
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES - 0.59%
    954,000  FOOT LOCKER INCORPORATED                                                                                 22,695,660
                                                                                                                 ---------------
HEALTH SERVICES - 3.66%
  1,990,100  CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                                 39,185,069
  1,590,900  GENTIVA HEALTH SERVICES INCORPORATED+**                                                                  29,781,648
    740,000  MANOR CARE INCORPORATED                                                                                  48,018,600
  1,232,400  MDS INCORPORATED+                                                                                        23,403,276

                                                                                                                     140,388,593
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.51%
    904,900  DISCOVERY HOLDING COMPANY CLASS A+                                                                       19,681,575
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.51%
    170,000  BOYD GAMING CORPORATION                                                                                   7,735,000
  1,329,200  EMPIRE RESORTS INCORPORATED+                                                                             11,710,252

                                                                                                                      19,445,252
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.90%
  2,942,400  CRAY INCORPORATED+**                                                                                     36,632,880
  4,059,000  INTERMEC INCORPORATED+**                                                                                 90,637,470
  1,043,200  PROQUEST COMPANY+                                                                                         9,493,120
    245,400  SMITH INTERNATIONAL INCORPORATED                                                                         12,868,776

                                                                                                                     149,632,246
                                                                                                                 ---------------
INSURANCE CARRIERS - 1.57%
  1,064,100  ARGONAUT GROUP INCORPORATED+                                                                             35,764,401
    162,450  DONEGAL GROUP INCORPORATED CLASS A                                                                        2,464,367
    407,900  MERCURY GENERAL CORPORATION                                                                              22,087,785

                                                                                                                      60,316,553
                                                                                                                 ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.85%
  1,385,100  GEO GROUP INCORPORATED+**                                                                                70,917,120
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.66%
  6,206,320  CHAMPION ENTERPRISES INCORPORATED+**                                                                     63,800,970
                                                                                                                 ---------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.97%
    391,300  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                        $    12,224,212
    441,900  ARMOR HOLDINGS INCORPORATED+                                                                             31,595,850
  1,022,300  COHERENT INCORPORATED+                                                                                   32,089,997
  4,370,100  CREDENCE SYSTEMS CORPORATION+                                                                            16,213,071
  1,083,300  INPUT OUTPUT INCORPORATED+                                                                               15,155,367
    397,700  SYMMETRY MEDICAL INCORPORATED+                                                                            6,756,923

                                                                                                                     114,035,420
                                                                                                                 ---------------
METAL MINING - 12.22%
  4,653,680  APEX SILVER MINES LIMITED+**                                                                             69,758,663
  6,011,049  GOLDCORP INCORPORATED                                                                                   146,308,933
    763,000  IPSCO INCORPORATED                                                                                      112,809,550
  1,107,210  MERIDIAN GOLD INCORPORATED+                                                                              27,957,053
  4,704,900  RANDGOLD RESOURCES LIMITED ADR+**                                                                       112,682,355

                                                                                                                     469,516,554
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
  1,010,200  ACCO BRANDS CORPORATION+                                                                                 24,042,760
                                                                                                                 ---------------
MISCELLANEOUS RETAIL - 0.15%
    516,200  SHARPER IMAGE CORPORATION+                                                                                5,827,898
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.26%
    950,700  COVENANT TRANSPORT INCORPORATED CLASS A+**                                                               10,124,955
                                                                                                                 ---------------
OIL & GAS EXTRACTION - 24.67%
    529,600  BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                         1,117,456
    853,700  FOREST OIL CORPORATION+                                                                                  30,084,388
 10,168,100  GLOBAL INDUSTRIES LIMITED+**                                                                            211,089,756
  1,098,100  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                               42,013,306
  1,922,500  HELMERICH & PAYNE INCORPORATED                                                                           62,077,525
  3,429,100  KEY ENERGY SERVICES INCORPORATED+                                                                        63,952,715
    424,200  MARINER ENERGY INCORPORATED+                                                                              9,565,710
  2,651,620  MCMORAN EXPLORATION COMPANY+**                                                                           34,179,382
    665,800  NEWFIELD EXPLORATION COMPANY+                                                                            29,128,750
  6,456,800  NEWPARK RESOURCES INCORPORATED+**                                                                        53,074,896
    475,900  NOBLE ENERGY INCORPORATED                                                                                27,987,679
  1,160,100  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  55,151,154
    212,000  PARKER DRILLING COMPANY+                                                                                  2,302,320
     46,100  PETROHAWK ENERGY CORPORATION+                                                                               666,145
    474,600  PETROHAWK ENERGY CORPORATION                                                                              6,857,970
    927,100  PETROQUEST ENERGY INCORPORATED+                                                                          10,587,482
    308,500  PIONEER NATURAL RESOURCES COMPANY                                                                        15,486,700
    894,000  PRIDE INTERNATIONAL INCORPORATED+                                                                        29,332,140
  4,724,100  RANGE RESOURCES CORPORATION                                                                             172,665,855
    337,600  TRANSOCEAN INCORPORATED+                                                                                 29,101,120
  2,148,700  TRILOGY ENERGY TRUST                                                                                     22,069,718
  1,659,510  WILLBROS GROUP INCORPORATED+**                                                                           39,264,007

                                                                                                                     947,756,174
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS - 1.01%
    708,000  CHESAPEAKE CORPORATION+                                                                                  10,450,080
  2,098,700  WAUSAU PAPER CORPORATION                                                                                 28,248,502

                                                                                                                      38,698,582
                                                                                                                 ---------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 1.57%
    278,200  ASHLAND INCORPORATED                                                                                $    16,678,090
  1,530,800  INTEROIL CORPORATION+**                                                                                  43,444,104

                                                                                                                      60,122,194
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES - 4.84%
    460,000  CARPENTER TECHNOLOGY CORPORATION                                                                         55,830,200
    989,300  ENCORE WIRE CORPORATION                                                                                  27,403,610
  1,754,200  STEEL DYNAMICS INCORPORATED                                                                              77,728,602
    151,300  UNITED STATES STEEL CORPORATION                                                                          15,363,002
     99,270  WEBCO INDUSTRIES INCORPORATED+**                                                                          9,430,603

                                                                                                                     185,756,017
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.59%
    637,500  MCCLATCHY COMPANY CLASS A                                                                                18,423,750
    545,700  R.H. DONNELLEY CORPORATION+                                                                              42,613,713

                                                                                                                      61,037,463
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.08%
    823,100  CONSTAR INTERNATIONAL INCORPORATED+**                                                                     7,267,973
  4,539,470  INTERTAPE POLYMER GROUP INCORPORATED+**                                                                  22,243,403
    285,200  JARDEN CORPORATION+                                                                                      12,018,328

                                                                                                                      41,529,704
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.65%
  2,936,600  US CONCRETE INCORPORATED+**                                                                              24,990,466
                                                                                                                 ---------------
TRANSPORTATION BY AIR - 1.35%
    145,900  AIR CANADA CLASS A+                                                                                       2,195,270
    333,700  EGL INCORPORATED+                                                                                        13,241,216
    175,300  LAN AIRLINES SA ADR+                                                                                     12,823,195
    129,700  PHI INCORPORATED+                                                                                         3,501,900
    759,300  PHI INCORPORATED (NON-VOTING)+**                                                                         20,265,717

                                                                                                                      52,027,298
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT - 1.23%
  5,664,145  FLEETWOOD ENTERPRISES INCORPORATED+**                                                                    47,182,328
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
     74,800  OMNICARE INCORPORATED                                                                                     2,481,113
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $2,563,363,949)                                                                          3,622,257,606
                                                                                                                 ---------------

PREFERRED STOCKS - 0.06%
  3,559,747  STATS CHIPPAC LIMITED ADR+(A)                                                                             2,385,030

TOTAL PREFERRED STOCKS (COST $0)                                                                                       2,385,030
                                                                                                                 ---------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 8.44%
324,285,805  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $   324,285,805
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $324,285,805)                                                                     324,285,805
                                                                                                                 ---------------
Total Investments in Securities
(Cost $2,887,649,754)*                                                                     102.81%               $ 3,948,928,441

OTHER ASSETS AND LIABILITIES, NET                                                           (2.81)                  (107,884,493)
                                                                                           ------                ---------------

TOTAL NET ASSETS                                                                           100.00%               $ 3,841,043,948
                                                                                           ======                ===============

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $324,285,805.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS    SECURITY NAME                                                      STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS - (2.46%)
      (400)  ARMOR HOLDINGS INCORPORATED CALL+                                  $      70.00      08/18/2007     $      (240,000)
      (100)  ARMOR HOLDINGS INCORPORATED CALL+                                         75.00      08/18/2007             (36,000)
      (150)  BOYD GAMING CORPORATION CALL+                                             50.00      05/19/2007              (3,000)
      (150)  BOYD GAMING CORPORATION CALL+                                             45.00      06/16/2007             (36,750)
      (200)  BOYD GAMING CORPORATION CALL+                                             50.00      06/16/2007             (11,000)
    (2,000)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   100.00      06/16/2007          (4,400,000)
    (1,050)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   105.00      06/16/2007          (1,827,000)
      (550)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   110.00      06/16/2007            (726,000)
      (550)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   105.00      09/22/2007          (1,138,500)
      (450)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   110.00      09/22/2007            (774,000)
    (3,500)  CHAMPION ENTERPRISES INCORPORATED CALL+                                   10.00      07/21/2007            (525,000)
    (1,800)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    25.00      07/21/2007          (1,782,000)
      (800)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    30.00      07/21/2007            (448,000)
      (225)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    35.00      07/21/2007             (43,875)
      (400)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    30.00      10/20/2007            (268,000)
    (1,100)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    35.00      10/20/2007            (341,000)
      (300)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    40.00      10/20/2007             (31,500)
      (700)  CV THERAPEUTICS INCORPORATED CALL+                                         7.50      07/21/2007            (122,500)
    (2,300)  CV THERAPEUTICS INCORPORATED CALL+                                        10.00      07/21/2007            (126,500)
      (500)  DELUXE CORPORATION CALL+                                                  40.00      10/20/2007            (115,000)
      (300)  DISCOVERY HOLDING COMPANY CLASS A CALL+                                   17.50      07/21/2007            (132,000)
      (180)  ENCORE WIRE CORPORATION CALL+                                             25.00      05/19/2007             (49,500)
      (500)  ENCORE WIRE CORPORATION CALL+                                             25.00      06/16/2007            (155,000)
      (500)  ENCORE WIRE CORPORATION CALL+                                             25.00      08/18/2007            (180,000)
      (200)  ENCORE WIRE CORPORATION CALL+                                             30.00      08/18/2007             (27,200)
      (100)  GEO GROUP INCORPORATED CALL+                                              50.00      09/22/2007             (48,000)
       (50)  GEO GROUP INCORPORATED CALL+                                              55.00      09/22/2007             (12,500)
      (400)  GLOBAL INDUSTRIES LIMITED CALL+                                           17.50      09/22/2007            (168,000)
    (1,800)  GLOBAL INDUSTRIES LIMITED CALL+                                           20.00      09/22/2007            (468,000)
      (500)  GLOBAL INDUSTRIES LIMITED CALL+                                           22.50      09/22/2007             (85,000)
      (500)  INTERMEC INCORPORATED CALL+                                               22.50      06/16/2007             (62,500)

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS        SECURITY NAME                                                  STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS (CONTINUED)
      (500)  INTERMEC INCORPORATED CALL+                                        $      22.50      09/22/2007     $      (107,500)
      (500)  INTERMEC INCORPORATED CALL+                                               25.00      09/22/2007             (57,500)
      (100)  INTEROIL CORPORATION CALL+                                                22.50      05/19/2007             (59,000)
    (1,140)  INTEROIL CORPORATION CALL+                                                25.00      05/19/2007            (456,000)
      (500)  INTEROIL CORPORATION CALL+                                                30.00      05/19/2007             (72,500)
      (100)  INTEROIL CORPORATION CALL+                                                20.00      06/16/2007             (91,000)
      (700)  INTEROIL CORPORATION CALL+                                                22.50      06/16/2007            (504,000)
    (1,900)  INTEROIL CORPORATION CALL+                                                25.00      06/16/2007          (1,121,000)
      (850)  INTEROIL CORPORATION CALL+                                                30.00      06/16/2007            (289,000)
      (550)  INTEROIL CORPORATION CALL+                                                35.00      06/16/2007            (118,250)
      (500)  INTEROIL CORPORATION CALL+                                                40.00      06/16/2007             (57,500)
      (300)  INTEROIL CORPORATION CALL+                                                25.00      09/22/2007            (231,000)
      (211)  INTEROIL CORPORATION CALL+                                                30.00      09/22/2007            (116,050)
      (200)  INTEROIL CORPORATION CALL+                                                35.00      09/22/2007             (86,000)
    (1,000)  IPSCO INCORPORATED CALL+                                                 135.00      05/19/2007          (1,440,000)
      (100)  IPSCO INCORPORATED CALL+                                                 145.00      05/19/2007            (114,000)
    (1,800)  IPSCO INCORPORATED CALL+                                                  90.00      06/16/2007         (10,440,000)
    (2,000)  IPSCO INCORPORATED CALL+                                                  95.00      06/16/2007         (10,620,000)
      (500)  IPSCO INCORPORATED CALL+                                                 125.00      06/16/2007          (1,245,000)
      (500)  IPSCO INCORPORATED CALL+                                                  90.00      09/22/2007          (2,940,000)
      (500)  IPSCO INCORPORATED CALL+                                                  95.00      09/22/2007          (2,700,000)
      (600)  IPSCO INCORPORATED CALL+                                                 115.00      09/22/2007          (2,130,000)
      (400)  IPSCO INCORPORATED CALL+                                                 120.00      09/22/2007          (1,476,000)
      (230)  IPSCO INCORPORATED CALL+                                                 125.00      09/22/2007            (616,400)
      (300)  JARDEN CORPORATION CALL+                                                  30.00      07/21/2007            (372,000)
      (900)  JARDEN CORPORATION CALL+                                                  35.00      07/21/2007            (693,000)
      (900)  JARDEN CORPORATION CALL+                                                  40.00      07/21/2007            (378,000)
      (750)  JARDEN CORPORATION CALL+                                                  35.00      10/20/2007            (645,000)
      (200)  LIGHTBRIDGE INCORPORATED CALL+                                            15.00      07/21/2007             (53,000)
    (1,000)  LIGHTBRIDGE INCORPORATED CALL+                                            17.50      07/21/2007            (120,000)
      (500)  MANOR CARE INCORPORATED CALL+                                             65.00      05/19/2007             (50,000)
    (1,192)  MATRIX SERVICE COMPANY CALL+                                              17.50      05/19/2007            (810,560)
      (100)  NEWFIELD EXPLORATION COMPANY CALL+                                        45.00      05/19/2007              (8,000)
      (600)  NEWFIELD EXPLORATION COMPANY CALL+                                        45.00      06/16/2007             (87,000)
      (400)  NEWFIELD EXPLORATION COMPANY CALL+                                        50.00      09/22/2007             (46,000)
      (200)  NOBLE ENERGY INCORPORATED CALL+                                           40.00      05/19/2007            (374,000)
      (175)  NOBLE ENERGY INCORPORATED CALL+                                           45.00      05/19/2007            (239,750)
      (900)  NOBLE ENERGY INCORPORATED CALL+                                           50.00      05/19/2007            (882,000)
      (400)  NOBLE ENERGY INCORPORATED CALL+                                           55.00      05/19/2007            (220,000)
      (500)  NOBLE ENERGY INCORPORATED CALL+                                           60.00      05/19/2007             (62,500)
      (200)  NOBLE ENERGY INCORPORATED CALL+                                           60.00      08/18/2007             (69,400)
    (2,063)  OM GROUP INCORPORATED CALL+                                               40.00      06/16/2007          (2,929,460)
    (1,100)  OM GROUP INCORPORATED CALL+                                               45.00      06/16/2007          (1,012,000)
      (400)  OM GROUP INCORPORATED CALL+                                               35.00      09/22/2007            (748,000)
    (1,000)  OM GROUP INCORPORATED CALL+                                               40.00      09/22/2007          (1,440,000)
      (374)  OMNICARE INCORPORATED CALL+                                               35.00      09/21/2007             (74,800)
      (374)  OMNICARE INCORPORATED CALL+                                               37.50      09/21/2007             (43,010)
      (300)  PARKER DRILLING COMPANY CALL+                                             10.00      05/19/2007             (36,000)

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS    SECURITY NAME                                                      STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS (CONTINUED)
      (200)  PARKER DRILLING COMPANY CALL+                                      $      10.00      07/21/2007     $       (32,000)
      (797)  PAYLESS SHOESOURCE INCORPORATED CALL+                                     30.00      06/16/2007            (247,070)
      (250)  R.H. DONNELLEY CORPORATION CALL+                                          70.00      05/19/2007            (212,500)
      (200)  R.H. DONNELLEY CORPORATION CALL+                                          75.00      05/19/2007            (108,000)
      (200)  R.H. DONNELLEY CORPORATION CALL+                                          70.00      11/16/2007            (246,000)
      (200)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      25.00      06/16/2007             (15,000)
      (100)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      25.00      09/22/2007             (18,000)
      (300)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      30.00      09/22/2007             (13,500)
    (1,200)  RANGE RESOURCES CORPORATION CALL+                                         35.00      09/22/2007            (456,000)
    (1,400)  RANGE RESOURCES CORPORATION CALL+                                         37.50      09/22/2007            (357,000)
      (200)  RANGE RESOURCES CORPORATION CALL+                                         40.00      09/22/2007             (30,000)
      (200)  RANGE RESOURCES CORPORATION CALL+                                         40.00      12/21/2007             (59,000)
      (300)  RANGE RESOURCES CORPORATION CALL+                                         42.50      12/21/2007             (58,500)
      (400)  RANGE RESOURCES CORPORATION CALL+                                         45.00      12/21/2007             (52,000)
      (200)  SMITH INTERNATIONAL INCORPORATED CALL+                                    42.50      07/21/2007            (244,000)
      (600)  SMITH INTERNATIONAL INCORPORATED CALL+                                    42.50      07/21/2007            (732,000)
      (200)  SMITH INTERNATIONAL INCORPORATED CALL+                                    50.00      07/21/2007             (98,000)
      (300)  SMITH INTERNATIONAL INCORPORATED CALL+                                    45.00      10/19/2007            (300,000)
      (300)  SMITH INTERNATIONAL INCORPORATED CALL+                                    50.00      10/19/2007            (192,000)
      (250)  SRA INTERNATIONAL INCORPORATED CLASS A CALL+                              22.50      06/16/2007             (62,500)
    (2,000)  STEEL DYNAMICS INCORPORATED CALL+                                         27.50      05/19/2007          (3,340,000)
    (5,489)  STEEL DYNAMICS INCORPORATED CALL+                                         30.00      05/19/2007          (8,343,280)
    (6,190)  STEEL DYNAMICS INCORPORATED CALL+                                         32.50      05/19/2007          (7,242,300)
      (884)  STEEL DYNAMICS INCORPORATED CALL+                                         35.00      05/19/2007            (822,120)
    (1,000)  STEEL DYNAMICS INCORPORATED CALL+                                         30.00      08/18/2007          (1,460,000)
      (400)  STEEL DYNAMICS INCORPORATED CALL+                                         35.00      08/18/2007            (412,000)
      (200)  STEEL DYNAMICS INCORPORATED CALL+                                         40.00      08/18/2007            (128,000)
      (250)  TWEEN BRANDS INCORPORATED CALL+                                           35.00      05/19/2007            (105,000)
      (500)  TWEEN BRANDS INCORPORATED CALL+                                           35.00      08/18/2007            (135,000)
      (525)  UNITED STATES STEEL CORPORATION CALL+                                     55.00      07/21/2007          (2,556,750)
      (693)  UNITED STATES STEEL CORPORATION CALL+                                     65.00      07/21/2007          (2,571,030)
      (295)  UNITED STATES STEEL CORPORATION CALL+                                     70.00      07/21/2007            (949,900)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(56,207,600))                                                          $   (94,462,955)
                                                                                                                 ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    C&B MID CAP            COMMON
                                                                                                     VALUE FUND        STOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................................   $    999,444,161  $  1,107,374,251
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...............................................        170,599,292       128,936,785
   INVESTMENTS IN AFFILIATES ...............................................................         48,663,541        53,943,769
                                                                                               -----------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................      1,218,706,994     1,290,254,805
                                                                                               -----------------------------------
   CASH ....................................................................................                  0             3,309
   RECEIVABLE FOR FUND SHARES ISSUED .......................................................          1,429,491            71,330
   RECEIVABLE FOR INVESTMENTS SOLD .........................................................         15,308,101        11,790,727
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................................            497,786           458,309
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .........................................                  0         3,654,310
                                                                                               -----------------------------------
TOTAL ASSETS ...............................................................................      1,235,942,372     1,306,232,790
                                                                                               -----------------------------------
LIABILITIES
   OPTIONS WRITTEN, AT VALUE ...............................................................                  0         1,431,000
   PAYABLE FOR FUND SHARES REDEEMED ........................................................            392,910           298,851
   PAYABLE FOR INVESTMENTS PURCHASED .......................................................         11,671,321        12,198,424
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................................            836,197           689,805
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..................................................        170,599,292       128,936,785
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................................            272,060           397,070
                                                                                               -----------------------------------
TOTAL LIABILITIES ..........................................................................        183,771,780       143,951,935
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $  1,052,170,592  $  1,162,280,855
                                                                                               ===================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................................................................   $    844,732,284  $    807,613,067
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................................            601,478        (3,480,126)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................         54,281,183        68,201,596
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............        152,555,647       286,389,249
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ...........................................................                  0         3,557,069
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $  1,052,170,592  $  1,162,280,855
                                                                                               -----------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ....................................................................   $     56,854,332  $     62,925,876
   SHARES OUTSTANDING - CLASS A ............................................................          2,422,110         2,950,503
   NET ASSET VALUE PER SHARE - CLASS A .....................................................   $          23.47  $          21.33
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...........................................   $          24.90  $          22.63
   NET ASSETS - CLASS B ....................................................................   $     17,413,086  $     33,435,217
   SHARES OUTSTANDING - CLASS B ............................................................            757,028         1,677,242
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..................................   $          23.00  $          19.93
   NET ASSETS - CLASS C ....................................................................   $     16,524,685  $     19,009,855
   SHARES OUTSTANDING - CLASS C ............................................................            718,152           953,941
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..................................   $          23.01  $          19.93
   NET ASSETS - CLASS D ....................................................................   $    794,099,529               N/A
   SHARES OUTSTANDING - CLASS D ............................................................         33,723,005               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ..................................   $          23.55               N/A
   NET ASSETS - CLASS Z ....................................................................                N/A  $  1,046,909,907
   SHARES OUTSTANDING - CLASS Z ............................................................                N/A        48,217,820
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..................................                N/A  $          21.71
   NET ASSETS - ADMINISTRATOR CLASS ........................................................   $    114,629,039               N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................................          4,849,972               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ......................   $          23.63               N/A
   NET ASSETS - INSTITUTIONAL CLASS ........................................................   $     52,649,921               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ................................................          2,222,583               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ......................   $          23.69               N/A
                                                                                               -----------------------------------
INVESTMENTS AT COST ........................................................................   $  1,066,151,347  $  1,003,865,556
                                                                                               -----------------------------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $    162,598,611  $    123,883,981
                                                                                               -----------------------------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0  $      1,333,759
                                                                                               ===================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        MID CAP         SMALL CAP
                                                                                                    GROWTH FUND       GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................................   $    155,166,461  $    354,441,356
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...............................................         46,682,281       137,710,278
   INVESTMENTS IN AFFILIATES ...............................................................          7,799,772        13,035,793
                                                                                               -----------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................        209,648,514       505,187,427
                                                                                               -----------------------------------
   CASH ....................................................................................             50,000            50,000
   RECEIVABLE FOR FUND SHARES ISSUED .......................................................             27,870           276,191
   RECEIVABLE FOR INVESTMENTS SOLD .........................................................          3,947,346         7,105,095
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................................             14,502            37,045
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .........................................                  0                 0
                                                                                               -----------------------------------
TOTAL ASSETS ...............................................................................        213,688,232       512,655,758
                                                                                               -----------------------------------
LIABILITIES
   OPTIONS WRITTEN, AT VALUE ...............................................................                  0                 0
   PAYABLE FOR FUND SHARES REDEEMED ........................................................             58,217           108,567
   PAYABLE FOR INVESTMENTS PURCHASED .......................................................          5,365,662         6,956,115
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................................            153,505           324,637
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..................................................         46,682,281       137,710,278
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................................             52,229           101,560
                                                                                               -----------------------------------
TOTAL LIABILITIES ..........................................................................         52,311,894       145,201,157
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $    161,376,338  $    367,454,601
                                                                                               ===================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................................................................   $    135,363,439  $    326,292,234
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................................           (631,876)       (1,770,971)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................          5,180,918         7,313,969
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............         21,463,857        35,619,369
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
     SALES .................................................................................                  0                 0
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $    161,376,338  $    367,454,601
                                                                                               -----------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ....................................................................   $    112,015,075  $    153,772,794
   SHARES OUTSTANDING - CLASS A ............................................................         16,701,016        11,090,163
   NET ASSET VALUE PER SHARE - CLASS A .....................................................   $           6.71  $          13.87
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...........................................   $           7.12  $          14.72
   NET ASSETS - CLASS B ....................................................................   $      7,380,443  $     16,427,549
   SHARES OUTSTANDING - CLASS B ............................................................          1,168,611         1,226,511
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..................................   $           6.32  $          13.39
   NET ASSETS - CLASS C ....................................................................   $      2,103,843  $      7,104,518
   SHARES OUTSTANDING - CLASS C ............................................................            333,739           529,788
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..................................   $           6.30  $          13.41
   NET ASSETS - CLASS D ....................................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS D ............................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ..................................                N/A               N/A
   NET ASSETS - CLASS Z ....................................................................   $     39,876,977  $     38,728,954
   SHARES OUTSTANDING - CLASS Z ............................................................          5,970,145         2,805,125
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..................................   $           6.68  $          13.81
   NET ASSETS - ADMINISTRATOR CLASS ........................................................                N/A  $     85,040,655
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................................                N/A         6,081,030
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ......................                N/A  $          13.98
   NET ASSETS - INSTITUTIONAL CLASS ........................................................                N/A  $     66,380,131
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ................................................                N/A         4,714,673
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ......................                N/A  $          14.08
                                                                                               -----------------------------------
INVESTMENTS AT COST ........................................................................   $    188,184,657  $    469,568,058
                                                                                               -----------------------------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $     43,908,743  $    129,697,147
                                                                                               -----------------------------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0  $              0
                                                                                               ===================================

                                                                                                      SMALL CAP
                                                                                                  OPPORTUNITIES         SMALL CAP
                                                                                                           FUND        VALUE FUND
                                                                                               -----------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................................   $    767,492,846  $  3,624,642,636
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...............................................        219,710,974                 0
   INVESTMENTS IN AFFILIATES ...............................................................        109,814,019       324,285,805
                                                                                               -----------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................      1,097,017,839     3,948,928,441
                                                                                               -----------------------------------
   CASH ....................................................................................             50,000                 0
   RECEIVABLE FOR FUND SHARES ISSUED .......................................................          1,527,220           957,208
   RECEIVABLE FOR INVESTMENTS SOLD .........................................................          4,709,941        12,168,892
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................................            763,548         2,708,056
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .........................................                  0                 0
                                                                                               -----------------------------------
TOTAL ASSETS ...............................................................................      1,104,068,548     3,964,762,597
                                                                                               -----------------------------------
LIABILITIES
   OPTIONS WRITTEN, AT VALUE ..............................................................                   0        94,462,955
   PAYABLE FOR FUND SHARES REDEEMED ........................................................             18,961           669,104
   PAYABLE FOR INVESTMENTS PURCHASED .......................................................          1,372,606        23,849,911
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................................            661,442         3,958,582
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..................................................        219,710,974                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................................            260,489           778,097
                                                                                               -----------------------------------
TOTAL LIABILITIES ..........................................................................        222,024,472       123,718,649
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $    882,044,076  $  3,841,043,948
                                                                                               ===================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................................................................   $    694,619,134  $  2,700,414,783
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................................            586,493       (20,067,542)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................         48,501,264       137,671,002
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............        138,337,185     1,061,281,060
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT
     SALES .................................................................................                  0       (38,255,355)
                                                                                               -----------------------------------
TOTAL NET ASSETS ...........................................................................   $    882,044,076  $  3,841,043,948
                                                                                               -----------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ....................................................................                N/A  $    681,404,802
   SHARES OUTSTANDING - CLASS A ............................................................                N/A        20,540,621
   NET ASSET VALUE PER SHARE - CLASS A .....................................................                N/A  $          33.17
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...........................................                N/A  $          35.19
   NET ASSETS - CLASS B ....................................................................                N/A  $    128,627,141
   SHARES OUTSTANDING - CLASS B ............................................................                N/A         4,124,366
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..................................                N/A  $          31.19
   NET ASSETS - CLASS C ....................................................................                N/A  $    144,385,817
   SHARES OUTSTANDING - CLASS C ............................................................                N/A         4,617,236
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..................................                N/A  $          31.27
   NET ASSETS - CLASS D ....................................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS D ............................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ..................................                N/A               N/A
   NET ASSETS - CLASS Z ....................................................................                N/A  $  2,886,626,188
   SHARES OUTSTANDING - CLASS Z ............................................................                N/A        85,991,405
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..................................                N/A  $          33.57
   NET ASSETS - ADMINISTRATOR CLASS ........................................................   $    882,044,076               N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................................         24,119,866               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ......................   $          36.57               N/A
   NET ASSETS - INSTITUTIONAL CLASS ........................................................                N/A               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ......................                N/A               N/A
                                                                                               -----------------------------------
INVESTMENTS AT COST ........................................................................   $    958,680,654  $  2,887,649,754
                                                                                               -----------------------------------
SECURITIES ON LOAN, AT MARKET VALUE ........................................................   $    207,304,699  $              0
                                                                                               -----------------------------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS .......................................................   $              0  $     56,207,600
                                                                                               ===================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

   STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               C&B MID CAP            COMMON
                                                                                VALUE FUND        STOCK FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..........................................................    $  5,534,397   $     3,531,339
   INTEREST ..............................................................           3,347             3,320
   INCOME FROM AFFILIATED SECURITIES .....................................       1,217,818         2,336,858
   SECURITIES LENDING INCOME, NET ........................................         227,523            59,129
                                                                              -------------------------------
TOTAL INVESTMENT INCOME ..................................................       6,983,085         5,930,646
                                                                              -------------------------------
EXPENSES
   ADVISORY FEES .........................................................       3,304,647         4,022,825
   ADMINISTRATION FEES
     FUND LEVEL ..........................................................         227,297           280,850
     CLASS A .............................................................          67,043            88,555
     CLASS B .............................................................          22,815            47,102
     CLASS C .............................................................          19,267            26,235
     CLASS D .............................................................         955,965               N/A
     CLASS Z .............................................................             N/A         2,267,466
     ADMINISTRATOR CLASS .................................................          50,410               N/A
     INSTITUTIONAL CLASS .................................................          19,036               N/A
   CUSTODY FEES ..........................................................          90,919           112,340
   SHAREHOLDER SERVICING FEES (NOTE 3) ...................................       1,076,995         1,404,250
   ACCOUNTING FEES .......................................................          46,159            54,855
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .............................................................          61,112           126,167
     CLASS C .............................................................          51,606            70,273
   PROFESSIONAL FEES .....................................................          14,014            44,076
   REGISTRATION FEES .....................................................          49,559            13,037
   SHAREHOLDER REPORTS ...................................................          53,945            45,297
   TRUSTEES' FEES ........................................................           4,478             4,478
   OTHER FEES AND EXPENSES ...............................................           6,764             5,126
                                                                              -------------------------------
TOTAL EXPENSES ...........................................................       6,122,031         8,612,932
                                                                              -------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................        (415,965)       (1,158,995)
   NET EXPENSES ..........................................................       5,706,066         7,453,937
                                                                              -------------------------------
NET INVESTMENT INCOME (LOSS) .............................................       1,277,019        (1,523,291)
                                                                              -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      55,451,407        72,916,322
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................               0         2,989,111
                                                                              -------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................      55,451,407        75,905,433
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      37,076,766        59,360,451
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................               0         1,636,162
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......      37,076,766        60,996,613
                                                                              -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................      92,528,173       136,902,046
                                                                              -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 93,805,192   $   135,378,755
                                                                              ===============================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................    $          0   $         7,425

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS-- FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                   MID CAP         SMALL CAP
                                                                               GROWTH FUND       GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..........................................................    $    413,488   $       108,670
   INTEREST ..............................................................               0                 0
   INCOME FROM AFFILIATED SECURITIES .....................................          86,853           227,731
   SECURITIES LENDING INCOME, NET ........................................          23,452           214,170
                                                                              -------------------------------
TOTAL INVESTMENT INCOME ..................................................         523,793           550,571
                                                                              -------------------------------
EXPENSES
   ADVISORY FEES .........................................................         582,657         1,555,125
   ADMINISTRATION FEES
     FUND LEVEL ..........................................................          38,844            86,396
     CLASS A .............................................................         150,123           205,179
     CLASS B .............................................................          10,265            26,524
     CLASS C .............................................................           2,828             9,612
     CLASS D .............................................................             N/A               N/A
     CLASS Z .............................................................          87,282            85,381
     ADMINISTRATOR CLASS .................................................             N/A            37,194
     INSTITUTIONAL CLASS .................................................             N/A            24,352
   CUSTODY FEES ..........................................................          15,538            34,558
   SHAREHOLDER SERVICING FEES (NOTE 3) ...................................         194,218           355,878
   ACCOUNTING FEES .......................................................          16,544            32,915
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .............................................................          27,496            71,047
     CLASS C .............................................................           7,574            25,744
   PROFESSIONAL FEES .....................................................           8,576             9,952
   REGISTRATION FEES .....................................................           7,122             6,989
   SHAREHOLDER REPORTS ...................................................          16,410            41,042
   TRUSTEES' FEES ........................................................           4,478             4,478
   OTHER FEES AND EXPENSES ...............................................           1,164             2,367
                                                                              -------------------------------
TOTAL EXPENSES ...........................................................       1,171,119         2,614,733
                                                                              -------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................         (15,450)         (293,191)
   NET EXPENSES ..........................................................       1,155,669         2,321,542
                                                                              -------------------------------
NET INVESTMENT INCOME (LOSS) .............................................        (631,876)       (1,770,971)
                                                                              -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      14,474,147        27,465,643
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................               0                 0
                                                                              -------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................      14,474,147        27,465,643
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......       7,331,794         9,227,273
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..................               0                 0
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......       7,331,794         9,227,273
                                                                              -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON  INVESTMENTS ..................      21,805,941        36,692,916
                                                                              -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM OPERATIONS .........    $ 21,174,065   $    34,921,945
                                                                              ===============================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................    $          0   $             0

                                                                                 SMALL CAP
                                                                             OPPORTUNITIES         SMALL CAP
                                                                                      FUND        VALUE FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .........................................................     $  3,170,002   $     8,009,889
   INTEREST .............................................................            1,880            63,954
   INCOME FROM AFFILIATED SECURITIES ....................................        2,158,440        10,016,043
   SECURITIES LENDING INCOME, NET .......................................          234,794                 0
                                                                              -------------------------------
TOTAL INVESTMENT INCOME .................................................        5,565,116        18,089,886
                                                                              -------------------------------
EXPENSES
   ADVISORY FEES ........................................................        3,650,497        14,702,208
   ADMINISTRATION FEES
     FUND LEVEL .........................................................          207,443           900,540
     CLASS A ............................................................              N/A           920,461
     CLASS B ............................................................              N/A           177,719
     CLASS C ............................................................              N/A           198,742
     CLASS D ............................................................              N/A               N/A
     CLASS Z ............................................................              N/A         6,020,521
     ADMINISTRATOR CLASS ................................................          414,885               N/A
     INSTITUTIONAL CLASS ................................................              N/A               N/A
   CUSTODY FEES .........................................................           82,977           360,216
   SHAREHOLDER SERVICING FEES (NOTE 3) ..................................        1,037,213         4,502,701
   ACCOUNTING FEES ......................................................           29,417           123,761
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ............................................................              N/A           476,033
     CLASS C ............................................................              N/A           532,346
   PROFESSIONAL FEES ....................................................           15,833            47,645
   REGISTRATION FEES ....................................................           11,548            17,962
   SHAREHOLDER REPORTS ..................................................           52,990           173,928
   TRUSTEES' FEES .......................................................            4,478             4,478
   OTHER FEES AND EXPENSES ..............................................           11,892            43,949
                                                                              -------------------------------
TOTAL EXPENSES ..........................................................        5,519,173        29,203,210
                                                                              -------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................         (540,550)       (3,336,219)
   NET EXPENSES .........................................................        4,978,623        25,866,991
                                                                              -------------------------------
NET INVESTMENT INCOME (LOSS) ............................................          586,493        (7,777,105)
                                                                              -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       49,056,190       255,386,673
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .................                0       (60,255,472)
                                                                              -------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................       49,056,190       195,131,201
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       41,075,640       225,557,655
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .................                0       (17,652,207)
                                                                              -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....       41,075,640       207,905,448
                                                                              -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................       90,131,830       403,036,649
                                                                              -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 90,718,323   $   395,259,544
                                                                              ==============================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..............................     $     10,688   $       420,509

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    C&B MID CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    818,180,774    $    697,428,194

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          1,277,019           2,730,785
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         55,451,407          94,249,682
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         37,076,766          64,756,208
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         93,805,192         161,736,675
                                                                                             -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................           (129,710)                  0
     CLASS B .............................................................................                  0                   0
     CLASS C .............................................................................                  0                   0
     CLASS D .............................................................................         (2,464,100)                  0
     CLASS Z .............................................................................                N/A                 N/A
     ADMINISTRATOR CLASS .................................................................           (295,845)            (12,076)
     INSTITUTIONAL CLASS .................................................................           (381,798)           (130,799)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................         (4,798,388)         (2,353,242)
     CLASS B .............................................................................         (1,754,248)           (990,752)
     CLASS C .............................................................................         (1,369,537)           (635,292)
     CLASS D .............................................................................        (69,570,389)        (38,980,147)
     CLASS Z .............................................................................                N/A                 N/A
     ADMINISTRATOR CLASS .................................................................         (9,270,199)         (9,848,215)
     INSTITUTIONAL CLASS .................................................................         (6,136,456)         (4,803,413)
                                                                                             -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (96,170,670)        (57,753,936)
                                                                                             -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................         17,988,110          17,132,776
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................          4,476,487           2,099,310
   COST OF SHARES REDEEMED - CLASS A .....................................................         (7,291,819)         (9,345,783)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A .............................................................................         15,172,778           9,886,303
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................          2,342,488           4,223,769
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................          1,714,929             971,769
   COST OF SHARES REDEEMED - CLASS B .....................................................         (1,996,436)         (2,996,338)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B .............................................................................          2,060,981           2,199,200
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................          4,608,687           4,196,663
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................          1,337,883             624,326
   COST OF SHARES REDEEMED - CLASS C .....................................................           (926,589)         (1,442,234)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C .............................................................................          5,019,981           3,378,755
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...................................................        246,017,522         282,121,035
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...............................................         70,808,233          38,344,337
   COST OF SHARES REDEEMED - CLASS D .....................................................       (132,545,025)       (254,253,816)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS D .............................................................................        184,280,730          66,211,556
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z .....................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z .............................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................         78,114,835          51,479,194
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................          8,092,708           8,604,922
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................        (54,601,590)       (109,339,991)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS .................................................................         31,605,953         (49,255,875)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................         15,925,700          10,408,696
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................          6,495,331           4,934,212
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................        (24,206,158)        (30,993,006)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .................................................................         (1,785,127)        (15,650,098)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        236,355,296          16,769,841
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        233,989,818         120,752,580
                                                                                             -------------------------------------
ENDING NET ASSETS ........................................................................   $  1,052,170,592    $    818,180,774
                                                                                             =====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       COMMON STOCK FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $  1,109,461,730    $  1,126,471,146

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         (1,523,291)         (1,930,791)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         75,905,433         229,719,291
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         60,996,613         (25,567,662)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        135,378,755         202,220,838
                                                                                             -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................                  0                   0
     CLASS B .............................................................................                  0                   0
     CLASS C .............................................................................                  0                   0
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................                  0                   0
     ADMINISTRATOR CLASS .................................................................                N/A                 N/A
     INSTITUTIONAL CLASS .................................................................                N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................        (13,744,701)         (8,532,731)
     CLASS B .............................................................................         (7,596,727)         (4,903,732)
     CLASS C .............................................................................         (4,181,212)         (2,793,965)
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................       (204,174,197)       (136,461,500)
     ADMINISTRATOR CLASS .................................................................                N/A                 N/A
     INSTITUTIONAL CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................       (229,696,837)       (152,691,928)
                                                                                             -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          5,768,952          17,162,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................         13,416,446           8,327,213
   COST OF SHARES REDEEMED - CLASS A .....................................................        (15,050,456)        (25,894,944)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A .............................................................................          4,134,942            (404,910)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................          1,911,414           2,289,357
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................          6,836,229           4,411,969
   COST OF SHARES REDEEMED - CLASS B .....................................................         (5,843,610)         (8,288,399)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B .............................................................................          2,904,033          (1,587,073)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................          2,235,792           2,045,174
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................          3,193,025           2,127,909
   COST OF SHARES REDEEMED - CLASS C .....................................................         (3,314,254)         (6,045,211)
                                                                                             ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C .............................................................................          2,114,563          (1,872,128)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D .....................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS D .............................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................         47,035,155         102,860,820
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................        196,719,918         131,856,248
   COST OF SHARES REDEEMED - CLASS Z .....................................................       (105,771,404)       (297,391,283)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z .............................................................................        137,983,669         (62,674,215)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        147,137,207         (66,538,326)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         52,819,125         (17,009,416)
                                                                                             -------------------------------------
ENDING NET ASSETS ........................................................................   $  1,162,280,855    $  1,109,461,730
                                                                                             =====================================

                                                                                                      MID CAP GROWTH FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    151,216,185    $    168,028,126

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           (631,876)         (1,320,040)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         14,474,147          24,722,316
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          7,331,794          (1,108,834)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         21,174,065          22,293,442
                                                                                             -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................                  0                   0
     CLASS B .............................................................................                  0                   0
     CLASS C .............................................................................                  0                   0
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................                  0                   0
     ADMINISTRATOR CLASS .................................................................                N/A                 N/A
     INSTITUTIONAL CLASS .................................................................                N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................        (13,456,997)         (9,153,397)
     CLASS B .............................................................................           (986,175)           (702,784)
     CLASS C .............................................................................           (265,145)           (148,197)
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................         (4,903,153)         (4,304,881)
     ADMINISTRATOR CLASS .................................................................                N/A                 N/A
     INSTITUTIONAL CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (19,611,470)        (14,309,259)
                                                                                             -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          7,302,829          15,667,655
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................         13,075,686           8,832,003
   COST OF SHARES REDEEMED - CLASS A .....................................................        (13,376,723)        (34,107,576)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A .............................................................................          7,001,792          (9,607,918)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................            368,937             936,898
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................            930,174             685,296
   COST OF SHARES REDEEMED - CLASS B .....................................................         (1,392,079)         (2,831,710)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B .............................................................................            (92,968)         (1,209,516)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................            272,589             682,728
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................            235,024             130,195
   COST OF SHARES REDEEMED - CLASS C .....................................................           (354,118)           (572,612)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C .............................................................................            153,495             240,311
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D .....................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS D .............................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................          2,592,720          12,007,996
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................          4,811,130           4,222,055
   COST OF SHARES REDEEMED - CLASS Z .....................................................         (5,868,611)        (30,449,052)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z .............................................................................          1,535,239         (14,219,001)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .................................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........          8,597,558         (24,796,124)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         10,160,153         (16,811,941)
                                                                                             -------------------------------------
ENDING NET ASSETS ........................................................................   $    161,376,338    $    151,216,185
                                                                                             =====================================

                                                                                                     SMALL CAP GROWTH FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    292,886,990    $    246,389,079

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         (1,770,971)         (3,063,677)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         27,465,643          47,828,868
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          9,227,273          12,326,113
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         34,921,945          57,091,304
                                                                                             -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................                  0                   0
     CLASS B .............................................................................                  0                   0
     CLASS C .............................................................................                  0                   0
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................                  0                   0
     ADMINISTRATOR CLASS .................................................................                  0                   0
     INSTITUTIONAL CLASS .................................................................                  0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................        (15,582,655)         (7,322,891)
     CLASS B .............................................................................         (2,180,416)         (1,606,619)
     CLASS C .............................................................................           (756,886)           (458,429)
     CLASS D .............................................................................                N/A                 N/A
     CLASS Z .............................................................................         (4,055,692)         (2,650,553)
     ADMINISTRATOR CLASS .................................................................         (7,516,815)         (4,004,271)
     INSTITUTIONAL CLASS .................................................................         (6,047,204)         (2,453,357)
                                                                                             -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (36,139,668)        (18,496,120)
                                                                                             -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................         58,113,405          13,137,213
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................         11,256,743           6,623,831
   COST OF SHARES REDEEMED - CLASS A .....................................................        (26,043,504)        (22,592,799)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A .............................................................................         43,326,644          (2,831,755)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................            617,771           1,167,836
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................          2,119,310           1,546,318
   COST OF SHARES REDEEMED - CLASS B .....................................................         (6,183,456)         (6,282,948)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS B .............................................................................         (3,446,375)         (3,568,794)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................            971,255           1,310,482
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................            572,481             346,940
   COST OF SHARES REDEEMED - CLASS C .....................................................           (878,283)         (1,926,096)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS C .............................................................................            665,453            (268,674)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D .....................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS D .............................................................................                N/A                 N/A
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................          1,542,754           3,502,114
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................          3,918,516           2,543,013
   COST OF SHARES REDEEMED - CLASS Z .....................................................         (3,515,729)         (9,449,166)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS Z .............................................................................          1,945,541          (3,404,039)
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................         63,352,610          35,096,322
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................          7,142,538           3,717,705
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................        (47,536,045)        (38,757,968)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS .................................................................         22,959,103              56,059
                                                                                             -------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          7,405,595          19,383,163
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................          5,660,954           2,453,357
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (2,731,581)         (3,916,590)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS .................................................................         10,334,968          17,919,930
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         75,785,334           7,902,727
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         74,567,611          46,497,911
                                                                                             -------------------------------------
ENDING NET ASSETS ........................................................................   $    367,454,601    $    292,886,990
                                                                                             =====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    C&B MID CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................            782,521             795,165
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            201,931             103,823
   SHARES REDEEMED - CLASS A .............................................................           (316,393)           (435,748)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            668,059             463,240
                                                                                             -------------------------------------
   SHARES SOLD - CLASS B .................................................................            104,053             198,791
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             78,956              48,589
   SHARES REDEEMED - CLASS B .............................................................            (88,508)           (140,511)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................             94,501             106,869
                                                                                             -------------------------------------
   SHARES SOLD - CLASS C .................................................................            205,074             197,856
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................             61,568              31,217
   SHARES REDEEMED - CLASS C .............................................................            (41,157)            (68,770)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            225,485             160,303
                                                                                             -------------------------------------
   SHARES SOLD - CLASS D .................................................................         10,692,914          12,843,474
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................          3,182,736           1,892,613
   SHARES REDEEMED - CLASS D .............................................................         (5,765,315)        (11,728,927)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..................................          8,110,335           3,007,160
                                                                                             -------------------------------------
   SHARES SOLD - CLASS Z. ................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS Z .............................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................          3,463,846           2,373,676
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................            362,770             424,108
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................         (2,420,703)         (5,053,290)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          1,405,913          (2,255,506)
                                                                                             -------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................            682,539             476,714
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            289,818             242,381
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................         (1,073,139)         (1,446,042)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................           (100,782)           (726,947)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         10,403,511             755,119
                                                                                             =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $        601,478    $      2,595,912
                                                                                             =====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       COMMON STOCK FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................            275,394             755,974
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            682,424             386,952
   SHARES REDEEMED - CLASS A .............................................................           (730,268)         (1,139,584)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            227,550               3,342
                                                                                             -------------------------------------
   SHARES SOLD - CLASS B .................................................................            101,896             107,255
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................            370,929             214,064
   SHARES REDEEMED - CLASS B .............................................................           (304,081)           (382,595)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................            168,744             (61,276)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS C .................................................................            120,381              97,818
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................            173,345             103,297
   SHARES REDEEMED - CLASS C .............................................................           (172,852)           (279,812)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            120,874             (78,697)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS D .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS D .............................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..................................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - CLASS Z. ................................................................          2,245,653           4,459,393
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................          9,831,080           6,040,092
   SHARES REDEEMED - CLASS Z .............................................................         (4,861,033)        (12,903,131)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................          7,215,700          (2,403,646)
                                                                                             -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          7,732,868          (2,540,277)
                                                                                             =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $     (3,480,126)   $     (1,956,835)
                                                                                             =====================================

                                                                                                      MID CAP GROWTH FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          1,120,970           2,376,981
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................          2,126,113           1,431,443
   SHARES REDEEMED - CLASS A .............................................................         (2,065,636)         (5,192,817)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          1,181,447          (1,384,393)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS B .................................................................             59,830             149,510
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................            160,099             115,955
   SHARES REDEEMED - CLASS B .............................................................           (226,238)           (453,697)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................             (6,309)           (188,232)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS C .................................................................             44,967             108,417
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................             40,521              22,030
   SHARES REDEEMED - CLASS C .............................................................            (58,419)            (92,596)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................             27,069              37,851
                                                                                             -------------------------------------
   SHARES SOLD - CLASS D .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS D .............................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..................................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - CLASS Z. ................................................................            399,710           1,820,866
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................            784,849             685,399
   SHARES REDEEMED - CLASS Z .............................................................           (906,679)         (4,718,980)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................            277,880          (2,212,715)
                                                                                             -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          1,480,087          (3,747,489)
                                                                                             =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $       (631,876)   $              0
                                                                                             =====================================

                                                                                                     SMALL CAP GROWTH FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                               APRIL 30, 2007          YEAR ENDED
                                                                                                  (UNAUDITED)    OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          4,257,797             991,578
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            861,926             541,163
   SHARES REDEEMED - CLASS A .............................................................         (1,929,345)         (1,733,261)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          3,190,378            (200,520)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS B .................................................................             47,113              91,449
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................            167,534             128,967
   SHARES REDEEMED - CLASS B .............................................................           (470,012)           (490,609)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................           (255,365)           (270,193)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS C .................................................................             73,084              99,614
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................             45,220              28,912
   SHARES REDEEMED - CLASS C .............................................................            (67,391)           (151,164)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................             50,913             (22,638)
                                                                                             -------------------------------------
   SHARES SOLD - CLASS D .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS D .............................................................                N/A                 N/A
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..................................                N/A                 N/A
                                                                                             -------------------------------------
   SHARES SOLD - CLASS Z. ................................................................            112,681             262,495
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................           (259,933)            208,103
   SHARES REDEEMED - CLASS Z .............................................................            301,194            (719,056)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................            153,942            (248,458)
                                                                                             -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................          4,550,579           2,619,533
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................            542,746             302,252
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................         (3,423,883)         (2,917,336)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          1,669,442               4,449
                                                                                             -------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................            544,193           1,478,897
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            427,888             199,136
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................           (198,158)           (300,230)
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................            773,923           1,377,803
                                                                                             -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          5,583,233             640,443
                                                                                             =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $     (1,770,971)   $              0
                                                                                             =====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SMALL CAP OPPORTUNITIES FUND
                                                                                               -------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                 APRIL 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)    OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $    800,077,699      $  704,713,980
OPERATIONS :
   NET INVESTMENT INCOME (LOSS) .............................................................           586,493            (811,064)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................        49,056,190         124,977,217
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................        41,075,640          27,479,178
                                                                                               -------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................        90,718,323         151,645,331
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................               N/A                 N/A
      CLASS B ...............................................................................               N/A                 N/A
      CLASS C ...............................................................................               N/A                 N/A
      CLASS Z ...............................................................................               N/A                 N/A
      ADMINISTRATOR CLASS ...................................................................                 0                   0
      INSTITUTIONAL CLASS ...................................................................               N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................               N/A                 N/A
      CLASS B ...............................................................................               N/A                 N/A
      CLASS C ...............................................................................               N/A                 N/A
      CLASS Z ...............................................................................               N/A                 N/A
      ADMINISTRATOR CLASS ...................................................................      (123,821,125)        (55,163,405)
                                                                                               -------------------------------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................      (123,821,125)        (55,163,405)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ........................................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...               N/A                 N/A
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ........................................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...               N/A                 N/A
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ........................................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...               N/A                 N/A
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ......................................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................................               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS Z ........................................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ...               N/A                 N/A
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................       142,671,659         262,833,199
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................       119,828,957          53,050,887
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................      (147,431,437)       (317,002,293)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................       115,069,179          (1,118,207)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL .......................................................       115,069,179          (1,118,207)
                                                                                               -------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS .................................................        81,966,377          95,363,719
                                                                                               -------------------------------------
      ENDING NET ASSETS .....................................................................  $    882,044,076      $  800,077,699
                                                                                               =====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       SMALL CAP VALUE FUND
                                                                                               -------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                 APRIL 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)    OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $  3,500,023,838     $ 2,812,962,837
OPERATIONS :
   NET INVESTMENT INCOME (LOSS) .............................................................        (7,777,105)         (4,853,153)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................       195,131,201         318,769,851
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................       207,905,448         130,505,746
                                                                                               -------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................       395,259,544         444,422,444
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...............................................................................                 0                   0
      CLASS B ...............................................................................                 0                   0
      CLASS C ...............................................................................                 0                   0
      CLASS Z ...............................................................................                 0                   0
      ADMINISTRATOR CLASS ...................................................................               N/A                 N/A
      INSTITUTIONAL CLASS ...................................................................               N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...............................................................................       (58,821,788)        (60,734,940)
      CLASS B ...............................................................................       (12,074,266)        (13,736,061)
      CLASS C ...............................................................................       (13,497,685)        (14,918,850)
      CLASS Z ...............................................................................      (229,863,190)       (196,037,895)
      ADMINISTRATOR CLASS ...................................................................               N/A                 N/A
                                                                                               -------------------------------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................      (314,256,929)       (285,427,746)
                                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................       111,819,660         292,357,377
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................        57,137,850          58,758,631
   COST OF SHARES REDEEMED - CLASS A ........................................................      (156,673,526)       (333,227,961)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        12,283,984          17,888,047
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ......................................................         2,205,404           2,723,906
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................................        11,302,227          12,971,140
   COST OF SHARES REDEEMED - CLASS B ........................................................       (15,127,749)        (25,498,136)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ...        (1,620,118)         (9,803,090)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ......................................................         5,069,292           8,020,523
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................................        11,474,049          12,775,333
   COST OF SHARES REDEEMED - CLASS C ........................................................       (17,501,213)        (28,582,017)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ...          (957,872)         (7,786,161)
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ......................................................       728,193,023       2,038,487,207
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................................       227,358,770         193,439,800
   COST OF SHARES REDEEMED - CLASS Z ........................................................      (705,240,292)     (1,704,159,500)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ...       250,311,501         527,767,507
                                                                                               -------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................               N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL .......................................................       260,017,495         528,066,303
                                                                                               -------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS .................................................       341,020,110         687,061,001
                                                                                               -------------------------------------
      ENDING NET ASSETS .....................................................................  $  3,841,043,948     $ 3,500,023,838
                                                                                               =====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SMALL CAP OPPORTUNITIES FUND
                                                                                               -------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                 APRIL 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)    OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................               N/A                 N/A
   SHARES REDEEMED - CLASS A ................................................................               N/A                 N/A
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................               N/A                 N/A
                                                                                               -------------------------------------
   SHARES SOLD - CLASS B ....................................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................               N/A                 N/A
   SHARES REDEEMED - CLASS B ................................................................               N/A                 N/A
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................               N/A                 N/A
                                                                                               -------------------------------------
   SHARES SOLD - CLASS C ....................................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               N/A                 N/A
   SHARES REDEEMED - CLASS C ................................................................               N/A                 N/A
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................               N/A                 N/A
                                                                                               -------------------------------------
   SHARES SOLD - CLASS Z ....................................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................               N/A                 N/A
   SHARES REDEEMED - CLASS Z ................................................................               N/A                 N/A
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................               N/A                 N/A
                                                                                               -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................         4,019,075           7,238,823
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................         3,514,046           1,585,976
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................        (4,161,261)         (8,824,680)
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................         3,371,860                 119
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         3,371,860                 119
                                                                                               =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $        586,493     $             0
                                                                                               =====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                       SMALL CAP VALUE FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED             FOR THE
                                                                                                 APRIL 30, 2007          YEAR ENDED
                                                                                                    (UNAUDITED)    OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................         3,506,867           9,220,790
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         1,855,125           1,939,872
   SHARES REDEEMED - CLASS A ................................................................        (4,927,724)        (10,520,984)
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................           434,268             639,678
                                                                                               -------------------------------------
   SHARES SOLD - CLASS B ....................................................................            74,210              91,897
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................           389,195             448,363
   SHARES REDEEMED - CLASS B ................................................................          (505,076)           (846,539)
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................           (41,671)           (306,279)
                                                                                               -------------------------------------
   SHARES SOLD - CLASS C ....................................................................           172,556             271,409
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................           394,026             440,529
   SHARES REDEEMED - CLASS C ................................................................          (585,561)           (949,691)
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................           (18,979)           (237,753)
                                                                                               -------------------------------------
   SHARES SOLD - CLASS Z ....................................................................        22,609,126          63,651,310
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................       (21,881,318)          6,323,672
   SHARES REDEEMED - CLASS Z ................................................................         7,296,494         (53,258,370)
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................         8,024,302          16,716,612
                                                                                               -------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................               N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................               N/A                 N/A
                                                                                               -------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................               N/A                 N/A
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         8,397,920          16,812,258
                                                                                               =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $    (20,067,542)    $   (12,290,437)
                                                                                               =====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                     BEGINNING          NET                  AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT           UNREALIZED        FROM NET        FROM NET
                                                     VALUE PER       INCOME       GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                         SHARE       (LOSS)          INVESTMENTS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.79         0.01                 2.39           (0.06)          (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.76         0.05(6)              4.72            0.00           (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.89        (0.09)                2.54            0.00           (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      $18.52        (0.00)                0.37            0.00            0.00

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.38        (0.04)                2.32            0.00           (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.57        (0.11)(6)             4.66            0.00           (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.86        (0.17)                2.46            0.00           (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      $18.52        (0.02)                0.36            0.00            0.00

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.39         0.00                 2.28            0.00           (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.57        (0.12)(6)             4.68            0.00           (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.86        (0.17)                2.46            0.00           (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      $18.52        (0.02)                0.36            0.00            0.00

CLASS D
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.86         0.02                 2.41           (0.08)          (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.79         0.08(6)              4.73            0.00           (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.89        (0.07)                2.55            0.00           (0.58)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............      $17.96        (0.01)                1.11           (0.00)          (0.17)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............      $13.15         0.00                 4.83           (0.02)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............      $14.19        (0.01)               (0.19)          (0.04)          (0.80)

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.93        (0.01)                2.45           (0.08)          (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.82         0.10(6)              4.75           (0.00)          (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.90        (0.03)                2.53            0.00           (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      $18.52         0.00                 0.38            0.00            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $24.02         0.06                 2.42           (0.15)          (2.66)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $20.88         0.16(6)              4.76           (0.04)          (1.74)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............      $18.91        (0.02)                2.57            0.00           (0.58)
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............      $18.52         0.02                 0.37            0.00            0.00

COMMON STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $23.84        (0.02)                2.62            0.00           (5.11)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $22.97        (0.03)(6)             4.08            0.00           (3.18)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........      $22.40        (0.11)                1.06            0.00           (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............      $21.98        (0.14)(6)             2.21            0.00           (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............      $15.87        (0.10)                6.21            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      $19.71        (0.08)(6)            (3.76)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............      $20.15        (0.04)               (0.36)           0.00           (0.04)

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $22.67        (0.10)(6)             2.47            0.00           (5.11)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $22.13        (0.20)(6)             3.92            0.00           (3.18)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........      $21.74        (0.29)                1.06            0.00           (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............      $21.53        (0.29)(6)             2.15            0.00           (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............      $15.67        (0.24)                6.10            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      $19.62        (0.22)(6)            (3.73)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............      $20.16        (0.09)               (0.41)           0.00           (0.04)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...      $22.67        (0.10)(6)             2.47            0.00           (5.11)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............      $22.13        (0.20)(6)             3.92            0.00           (3.18)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........      $21.73        (0.47)                1.25            0.00           (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............      $21.53        (0.30)(6)             2.15            0.00           (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............      $15.68        (0.25)                6.10            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      $19.62        (0.22)(6)            (3.72)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............      $20.16        (0.09)               (0.41)           0.00           (0.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING
                                                      IN EXCESS OF   NET ASSET
                                                          REALIZED   VALUE PER
                                                             GAINS       SHARE
------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.47
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.79
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.76
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            0.00      $18.89

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.38
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.57
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            0.00      $18.86

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.01
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.39
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.57
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            0.00      $18.86

CLASS D
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.55
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.86
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.79
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00      $18.89
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00      $17.96
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00      $13.15

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.63
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.93
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.82
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            0.00      $18.90

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $23.69
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $24.02
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            0.00      $20.88
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            0.00      $18.91

COMMON STOCK FUND
------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $21.33
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $23.84
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            0.00      $22.97
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00      $22.40
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00      $21.98
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00      $15.87
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            0.00      $19.71

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $19.93
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $22.67
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            0.00      $22.13
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00      $21.74
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00      $21.53
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00      $15.67
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            0.00      $19.62

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $19.93
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $22.67
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            0.00      $22.13
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00      $21.73
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00      $21.53
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00      $15.68
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            0.00      $19.62

                                                        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     --------------------------------------------------
                                                     NET INVESTMENT       GROSS   EXPENSES         NET
                                                      INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...             0.17%       1.37%      0.00%       1.37%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............             0.21%       1.40%     (0.02)%      1.38%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            (0.40)%      1.38%      0.00%       1.38%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            (0.18)%      1.41%     (0.01)%      1.40%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.58)%      2.11%      0.00%       2.11%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.54)%      2.15%     (0.02)%      2.13%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            (1.15)%      2.13%      0.00%       2.13%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            (0.95)%      2.16%     (0.01)%      2.15%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.58)%      2.12%      0.00%       2.12%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.55)%      2.15%     (0.02)%      2.13%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            (1.15)%      2.13%      0.00%       2.13%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............            (0.98)%      2.16%     (0.01)%      2.15%

CLASS D
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...             0.29%       1.37%     (0.12)%      1.25%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............             0.35%       1.40%     (0.15)%      1.25%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            (0.27)%      1.37%     (0.12)%      1.25%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            (0.08)%      1.19%     (0.04)%      1.15%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............              0.01%      1.27%      0.00%       1.27%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            (0.07)%      1.54%     (0.17)%      1.37%

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...             0.37%       1.19%     (0.04)%      1.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............             0.46%       1.22%     (0.07)%      1.15%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............            (0.12)%      1.13%     (0.03)%      1.10%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............             0.03%       1.17%     (0.02)%      1.15%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...             0.67%       0.92%     (0.02)%      0.90%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............             0.74%       0.95%     (0.05)%      0.90%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............             0.07%       0.94%     (0.04)%      0.90%
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............             0.40%       0.96%     (0.06)%      0.90%

COMMON STOCK FUND
-------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.23)%      1.35%     (0.04)%      1.31%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.15)%      1.34%     (0.03)%      1.31%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            (0.48)%      1.44%     (0.03)%      1.41%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            (0.62)%      1.58%     (0.04)%      1.54%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            (0.62)%      1.55%     (0.01)%      1.54%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            (0.50)%      1.55%      0.00%       1.55%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            (0.51)%      1.65%     (0.01)%      1.64%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.98)%      2.10%     (0.04)%      2.06%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.90)%      2.09%     (0.03)%      2.06%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            (1.23)%      2.20%     (0.04)%      2.16%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            (1.36)%      2.32%     (0.04)%      2.28%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            (1.41)%      2.35%     (0.01)%      2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            (1.31)%      2.36%      0.00%       2.36%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            (1.12)%      2.55%     (0.29)%      2.26%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.99)%      2.10%     (0.04)%      2.06%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.90)%      2.09%     (0.03)%      2.06%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            (1.25)%      2.21%     (0.04)%      2.17%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            (1.38)%      2.35%     (0.04)%      2.31%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            (1.41)%      2.35%     (0.01)%      2.34%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            (1.31)%      2.37%     (0.01)%      2.36%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            (1.09)%      2.39%     (0.16)%      2.23%

                                                                 PORTFOLIO        NET ASSETS AT
                                                      TOTAL       TURNOVER        END OF PERIOD
                                                     RETURN(2)        RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.84%            20%            $ 56,854
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    24.44%            39%            $ 41,729
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    13.13%            30%            $ 26,795
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............     2.00%            31%            $  4,938

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.44%            20%            $ 17,413
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    23.53%            39%            $ 15,491
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    12.28%            30%            $ 11,429
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............     1.84%            31%            $  2,613

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.44%            20%            $ 16,525
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    23.58%            39%            $ 11,523
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    12.28%            30%            $  6,838
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............     1.84%            31%            $  1,081

CLASS D
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.94%            20%            $794,100
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    24.60%            39%            $611,237
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    13.29%            30%            $469,971
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............     6.18%            31%            $498,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............    36.76%            18%            $301,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............    (2.09)%           30%            $ 81,390

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.97%            20%            $114,629
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    24.79%            39%            $ 82,402
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    13.39%            30%            $118,690
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............     2.05%            31%            $ 81,232

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    11.08%            20%            $ 52,650
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    25.12%            39%            $ 55,799
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 .............    13.71%            30%            $ 63,705
JULY 26, 2004(4) TO OCTOBER 31, 2004 .............     2.11%            31%            $ 17,376

COMMON STOCK FUND
-----------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    12.71%            27%            $ 62,926
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    19.11%            56%            $ 64,915
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........     4.34%            33%            $ 62,462
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............     9.67%            42%            $ 73,612
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    38.50%            42%            $ 81,068
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   (19.48)%           65%            $ 46,402
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............    (1.99)%           89%            $ 27,617

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    12.27%            27%            $ 33,435
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    18.23%            56%            $ 34,205
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........     3.63%            33%            $ 34,744
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............     8.89%            42%            $ 37,908
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    37.40%            42%            $ 38,830
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   (20.13)%           65%            $ 24,208
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............    (2.48)%           89%            $ 15,635

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    12.28%            27%            $ 19,010
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    18.24%            56%            $ 18,885
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........     3.68%            33%            $ 20,177
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............     8.84%            42%            $ 26,375
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    37.31%            42%            $ 34,025
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   (20.08)%           65%            $ 23,137
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............    (2.48)%           89%            $ 14,603

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                     BEGINNING          NET                 AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT          UNREALIZED        FROM NET        FROM NET
                                                     VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                         SHARE       (LOSS)         INVESTMENTS          INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $ 24.18        (0.02)(6)            2.66            0.00           (5.11)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $ 23.25        (0.03)(6)            4.14            0.00           (3.18)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........     $ 22.65        (0.07)               1.05            0.00           (0.38)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............     $ 22.15        (0.08)(6)            2.23            0.00           (1.65)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............     $ 15.97        (0.09)               6.27            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............     $ 19.78        (0.05)(6)           (3.76)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............     $ 20.16        (0.02)              (0.32)           0.00           (0.04)

MID CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $  6.69        (0.03)               0.93            0.00           (0.88)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $  6.37        (0.05)               0.92            0.00           (0.55)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $  6.50         0.00(6)            (0.13)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $  5.84        (0.07)(6)            1.16            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $  5.09         0.02                0.73            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     $  4.77        (0.05)               0.37            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $  4.82        (0.02)              (0.03)           0.00            0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................     $  7.27        (0.05)              (1.78)           0.00           (0.62)

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $  6.37        (0.04)               0.87            0.00           (0.88)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $  6.13        (0.11)               0.90            0.00           (0.55)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $  6.26        (0.01)(6)           (0.12)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $  5.68        (0.12)(6)            1.13            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $  4.99         0.06                0.63            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     $  4.68        (0.06)               0.37            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     $  4.67         0.01                0.00            0.00            0.00

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $  6.36        (0.04)               0.86            0.00           (0.88)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $  6.13        (0.09)               0.87            0.00           (0.55)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $  6.26        (0.01)(6)           (0.12)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $  5.68        (0.12)(6)            1.13            0.00           (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $  4.98         0.07                0.63            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     $  4.68        (0.06)               0.36            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     $  4.67         0.01                0.00            0.00            0.00

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $  6.67        (0.03)               0.92            0.00           (0.88)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $  6.37        (0.07)               0.92            0.00           (0.55)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $  6.50        (0.01)(6)           (0.12)           0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..........     $  5.95        (0.05)(6)            0.60            0.00            0.00

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $ 14.03        (0.05)               1.43            0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $ 12.19        (0.16)               2.93            0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $ 12.53        (0.02)              (0.32)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $ 10.67        (0.13)(6)            2.18            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $  9.44        (0.23)               1.46            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     $  8.93        (0.02)               0.53            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $  8.61        (0.07)               0.39            0.00            0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................     $ 11.85        (0.07)              (3.08)           0.00           (0.09)

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...     $ 13.65        (0.19)               1.47            0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............     $ 11.97        (0.28)               2.89            0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........     $ 12.31        (0.02)              (0.32)           0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $ 10.57        (0.22)(6)            2.15            0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $  9.41        (0.25)               1.41            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     $  8.93        (0.04)               0.52            0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     $  8.88        (0.01)               0.06            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING
                                                      IN EXCESS OF   NET ASSET
                                                          REALIZED   VALUE PER
                                                             GAINS       SHARE
------------------------------------------------------------------------------
COMMON STOCK FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $21.71
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $24.18
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            0.00      $23.25
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            0.00      $22.65
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            0.00      $22.15
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            0.00      $15.97
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            0.00      $19.78

MID CAP GROWTH FUND
------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $ 6.71
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $ 6.69
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $ 6.37
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            0.00      $ 6.50
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            0.00      $ 5.84
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            0.00      $ 5.09
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00      $ 4.77
JULY 1, 2001 TO JUNE 30, 2002 ....................            0.00      $ 4.82

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $ 6.32
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $ 6.37
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $ 6.13
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            0.00      $ 6.26
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            0.00      $ 5.68
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            0.00      $ 4.99
JUNE 9, 2003(4) TO JUNE 30, 2003 .................            0.00      $ 4.68

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $ 6.30
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $ 6.36
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $ 6.13
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            0.00      $ 6.26
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            0.00      $ 5.68
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            0.00      $ 4.98
JUNE 9, 2003(4) TO JUNE 30, 2003 .................            0.00      $ 4.68

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $ 6.68
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $ 6.67
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $ 6.37
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..........            0.00      $ 6.50

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $13.87
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $14.03
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $12.19
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            0.00      $12.53
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            0.00      $10.67
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            0.00      $ 9.44
JULY 1, 2002 TO JUNE 30, 2003 ....................            0.00      $ 8.93
JULY 1, 2001 TO JUNE 30, 2002 ....................            0.00      $ 8.61

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            0.00      $13.39
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            0.00      $13.65
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            0.00      $11.97
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            0.00      $12.31
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            0.00      $10.57
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            0.00      $ 9.41
JUNE 9, 2003(4) TO JUNE 30, 2003 .................            0.00      $ 8.93

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     -------------------------------------------------
                                                     NET INVESTMENT       GROSS   EXPENSES         NET
                                                      INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
------------------------------------------------------------------------------------------------------
COMMON STOCK FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.22)%      1.52%     (0.23)%      1.29%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.13)%      1.51%     (0.22)%      1.29%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........            (0.38)%      1.47%     (0.16)%      1.31%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............            (0.38)%      1.34%     (0.04)%      1.30%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............            (0.42)%      1.36%     (0.01)%      1.35%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............            (0.28)%      1.34%     (0.01)%      1.33%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............            (0.10)%      1.29%      0.00%       1.29%

MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.73)%      1.42%     (0.02)%      1.40%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.69)%      1.48%     (0.08)%      1.40%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (0.96)%      1.41%     (0.01)%      1.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            (1.19)%      1.42%     (0.01)%      1.41%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            (0.44)%      1.50%     (0.07)%      1.43%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            (1.03)%      1.42%      0.00%       1.42%
JULY 1, 2002 TO JUNE 30, 2003 ....................            (0.65)%      1.86%     (0.37)%      1.49%
JULY 1, 2001 TO JUNE 30, 2002 ....................            (0.80)%      3.10%     (1.60)%      1.50%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (1.48)%      2.17%     (0.02)%      2.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (1.43)%      2.23%     (0.08)%      2.15%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (1.71)%      2.16%     (0.01)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            (2.00)%      2.17%     (0.01)%      2.16%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            (0.64)%      2.26%     (0.08)%      2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            (1.78)%      2.17%      0.00%       2.17%
JUNE 9, 2003(4) TO JUNE 30, 2003 .................             3.82%       2.22%     (0.08)%      2.14%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (1.48)%      2.17%     (0.02)%      2.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (1.45)%      2.23%     (0.08)%      2.15%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (1.71)%      2.16%     (0.01)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            (2.00)%      2.17%     (0.01)%      2.16%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            (0.70)%      2.26%     (0.08)%      2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            (1.78)%      2.17%      0.00%       2.17%
JUNE 9, 2003(4) TO JUNE 30, 2003 .................             4.05%       2.22%     (0.10)%      2.12%

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (0.90)%      1.59%     (0.02)%      1.57%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (0.84)%      1.65%     (0.08)%      1.57%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (1.13)%      1.58%     (0.01)%      1.57%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..........            (1.69)%      1.56%     (0.01)%      1.55%

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (1.08)%      1.56%     (0.16)%      1.40%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (1.15)%      1.61%     (0.21)%      1.40%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (1.27)%      1.56%     (0.16)%      1.40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            (1.14)%      1.58%     (0.18)%      1.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            (1.08)%      1.69%     (0.29)%      1.40%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            (1.13)%      1.69%     (0.29)%      1.40%
JULY 1, 2002 TO JUNE 30, 2003 ....................            (1.06)%      1.53%     (0.13)%      1.40%
JULY 1, 2001 TO JUNE 30, 2002 ....................            (0.68)%      1.51%     (0.11)%      1.40%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...            (1.83)%      2.30%     (0.15)%      2.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............            (1.90)%      2.36%     (0.21)%      2.15%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........            (2.02)%      2.31%     (0.16)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............            (1.90)%      2.31%     (0.16)%      2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............            (1.86)%      2.48%     (0.33)%      2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............            (1.88)%      2.43%     (0.28)%      2.15%
JUNE 9, 2003(4) TO JUNE 30, 2003 .................            (1.06)%      2.28%     (0.13)%      2.15%

                                                                 PORTFOLIO        NET ASSETS AT
                                                      TOTAL       TURNOVER        END OF PERIOD
                                                     RETURN(2)        RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
COMMON STOCK FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    12.70%            27%          $1,046,910
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    19.14%            56%          $  991,457
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ...........     4.42%            33%          $1,009,088
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............     9.96%            42%          $1,162,236
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    38.70%            42%          $1,437,055
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............   (19.26)%           65%          $1,362,540
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............    (1.70)%           89%          $1,702,628

MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    14.64%            50%          $  112,015
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    14.38%           123%          $  103,816
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.00)%           13%          $  107,706
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    19.17%           143%          $  111,103
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    14.73%           180%          $   93,024
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     6.71%            55%          $   87,980
JULY 1, 2002 TO JUNE 30, 2003 ....................    (1.04)%          142%          $   85,320
JULY 1, 2001 TO JUNE 30, 2002 ....................   (26.49)%          143%          $   98,526

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    14.23%            50%          $    7,380
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    13.58%           123%          $    7,482
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.08)%           13%          $    8,355
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    18.25%           143%          $    8,829
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    13.83%           180%          $    6,877
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     6.62%            55%          $    5,216
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     0.21%           142%          $    4,599

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    14.07%            50%          $    2,104
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    13.40%           123%          $    1,950
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.08)%           13%          $    1,648
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    18.25%           143%          $    1,657
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    14.06%           180%          $    1,034
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     6.41%            55%          $      607
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     0.21%           142%          $      493

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    14.52%            50%          $   39,877
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    14.05%           123%          $   37,968
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.00)%           13%          $   50,319
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ..........     9.24%           143%          $   52,005

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.42%            60%          $  153,773
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    23.82%           142%          $  110,813
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.71)%           10%          $   98,728
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    19.31%           149%          $  102,926
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    13.03%           171%          $   43,192
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     5.71%            47%          $   83,152
JULY 1, 2002 TO JUNE 30, 2003 ....................     3.72%           169%          $   52,891
JULY 1, 2001 TO JUNE 30, 2002 ....................   (26.68)%          152%          $   46,707

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ...    10.02%            60%          $   16,428
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 .............    22.86%           142%          $   20,226
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ...........    (2.76)%           10%          $   20,966
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    18.46%           149%          $   21,940
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    12.22%           171%          $      702
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) ............     5.38%            47%          $      114
JUNE 9, 2003(4) TO JUNE 30, 2003 .................     0.56%           169%          $       30

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                      BEGINNING          NET                AND  DISTRIBUTIONS   DISTRIBUTIONS
                                                      NET ASSET   INVESTMENT         UNREALIZED       FROM NET        FROM NET
                                                      VALUE PER       INCOME     GAIN (LOSS) ON     INVESTMENT        REALIZED
                                                          SHARE       (LOSS)        INVESTMENTS         INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (CONTINUED)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   13.66        (0.10)              1.39           0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   11.98        (0.25)              2.86           0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ............   $   12.33        (0.02)             (0.33)          0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   10.58        (0.22)(6)           2.16           0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.42        (0.22)              1.38           0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .............   $    8.93        (0.02)              0.51           0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 ..................   $    8.88        (0.01)              0.06           0.00            0.00

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   13.99        (0.08)              1.44           0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   12.18        (0.19)              2.93           0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ............   $   12.52        (0.01)             (0.33)          0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...........   $   11.06        (0.07)(6)           1.53           0.00            0.00

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   14.12        (0.08)              1.48           0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   12.24        (0.13)              2.94           0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ............   $   12.59        (0.01)             (0.34)          0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   10.70        (0.11)(6)           2.19           0.00           (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.44        (0.21)              1.47           0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .............   $    8.94        (0.02)              0.52           0.00            0.00
JUNE 9, 2003(4) TO JUNE 30, 2003 ..................   $    8.88         0.00               0.06           0.00            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   14.19        (0.06)              1.49           0.00           (1.54)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   12.26        (0.11)              2.97           0.00           (0.93)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ............   $   12.61        (0.01)             (0.34)          0.00            0.00
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...........   $   11.10        (0.04)(6)           1.55           0.00            0.00

SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   38.56         0.02               3.97           0.00           (5.98)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   33.97        (0.04)              7.30           0.00           (2.67)
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ............   $   34.93        (0.01)             (0.95)          0.00            0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   33.46        (0.09)              6.05           0.00           (4.49)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $   27.57        (0.08)              6.93           0.00           (0.96)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............   $   22.70        (0.13)              6.32           0.00           (1.32)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............   $   26.49        (0.22)             (2.05)          0.00           (1.52)

SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   32.63        (0.07)              3.57           0.00           (2.96)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   31.17        (0.04)              4.61           0.00           (3.11)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ............   $   29.19        (0.18)              2.67           0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............   $   27.40        (0.27)(6)           5.51           0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............   $   18.92        (0.12)(6)           9.26          (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............   $   20.17         0.03(6)           (1.28)          0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..............   $   17.17        (0.14)(6)           3.18           0.00           (0.04)

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   30.96        (0.19)              3.38           0.00           (2.96)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   29.92        (0.35)              4.50           0.00           (3.11)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ............   $   28.21        (0.40)              2.62           0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............   $   26.79        (0.47)(6)           5.34           0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............   $   18.66        (0.29)(6)           9.08          (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............   $   20.05        (0.14)(6)          (1.25)          0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..............   $   17.16        (0.25)(6)           3.18           0.00           (0.04)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   31.03        (0.19)              3.39           0.00           (2.96)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   29.99        (0.34)              4.49           0.00           (3.11)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ............   $   28.27        (0.44)              2.67           0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............   $   26.83        (0.47)(6)           5.36           0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............   $   18.68        (0.28)(6)           9.09          (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............   $   20.07        (0.13)(6)          (1.26)          0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..............   $   17.17        (0.24)(6)           3.18           0.00           (0.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                          DISTRIBUTIONS      ENDING
                                                           IN EXCESS OF   NET ASSET
                                                               REALIZED   VALUE PER
                                                                  GAINS       SHARE
-----------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (CONTINUED)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   13.41
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   13.66
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            0.00   $   11.98
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            0.00   $   12.33
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            0.00   $   10.58
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................            0.00   $    9.42
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................            0.00   $    8.93

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   13.81
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   13.99
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            0.00   $   12.18
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............            0.00   $   12.52

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   13.98
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   14.12
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            0.00   $   12.24
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            0.00   $   12.59
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            0.00   $   10.70
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................            0.00   $    9.44
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................            0.00   $    8.94

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   14.08
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   14.19
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            0.00   $   12.26
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............            0.00   $   12.61

SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   36.57
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   38.56
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            0.00   $   33.97
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            0.00   $   34.93
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            0.00   $   33.46
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................            0.00   $   27.57
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................            0.00   $   22.70

SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   33.17
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   32.63
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            0.00   $   31.17
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00   $   29.19
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00   $   27.40
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00   $   18.92
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00   $   20.17

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   31.19
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   30.96
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            0.00   $   29.92
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00   $   28.21
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00   $   26.79
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00   $   18.66
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00   $   20.05

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   31.27
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   31.03
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            0.00   $   29.99
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00   $   28.27
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00   $   26.83
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00   $   18.68
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00   $   20.07

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ---------------------------------------------------
                                                          NET INVESTMENT        GROSS    EXPENSES         NET
                                                           INCOME (LOSS)     EXPENSES      WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (CONTINUED)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (1.83)%       2.30%     (0.15)%       2.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (1.90)%       2.36%     (0.21)%       2.15%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            (2.02)%       2.31%     (0.16)%       2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            (1.90)%       2.31%     (0.16)%       2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            (1.86)%       2.48%     (0.33)%       2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................            (1.91)%       2.47%     (0.32)%       2.15%
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................            (1.06)%       2.28%     (0.13)%       2.15%

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (1.25)%       1.72%     (0.15)%       1.57%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (1.32)%       1.78%     (0.21)%       1.57%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            (1.44)%       1.73%     (0.16)%       1.57%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............            (1.33)%       1.72%     (0.15)%       1.57%

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (0.88)%       1.38%     (0.18)%       1.20%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.95)%       1.43%     (0.23)%       1.20%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            (1.07)%       1.38%     (0.18)%       1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            (0.94)%       1.37%     (0.17)%       1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            (1.20)%       1.54%     (0.34)%       1.20%
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................            (0.99)%       1.46%     (0.26)%       1.20%
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................            (1.06)%       1.28%     (0.08)%       1.20%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (0.58)%       1.11%     (0.21)%       0.90%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.64)%       1.16%     (0.26)%       0.90%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            (0.77)%       1.11%     (0.21)%       0.90%
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............            (0.65)%       1.15%     (0.23)%       0.92%

SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             0.14%        1.33%     (0.13)%       1.20%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.11)%       1.34%     (0.14)%       1.20%
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................            (0.35)%       1.33%     (0.13)%       1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................            (0.28)%       1.29%     (0.09)%       1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................            (0.27)%       1.30%     (0.10)%       1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................            (0.57)%       1.31%     (0.11)%       1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................            (0.81)%       1.27%     (0.02)%       1.25%

SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (0.43)%       1.44%      0.00%        1.44%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.15)%       1.44%     (0.01)%       1.43%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            (0.70)%       1.50%     (0.03)%       1.47%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            (0.96)%       1.57%     (0.04)%       1.53%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            (0.55)%       1.56%     (0.02)%       1.54%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             0.14%        1.58%     (0.01)%       1.57%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            (0.73)%       1.60%     (0.01)%       1.59%

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (1.18)%       2.19%      0.00%        2.19%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.91)%       2.19%     (0.01)%       2.18%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            (1.46)%       2.26%     (0.02)%       2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            (1.71)%       2.33%     (0.05)%       2.28%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            (1.37)%       2.36%     (0.01)%       2.35%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            (0.69)%       2.41%     (0.01)%       2.40%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            (1.40)%       2.50%     (0.23)%       2.27%

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (1.18)%       2.19%      0.00%        2.19%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.91)%       2.19%     (0.01)%       2.18%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            (1.46)%       2.26%     (0.02)%       2.24%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            (1.71)%       2.34%     (0.05)%       2.29%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            (1.32)%       2.34%     (0.02)%       2.32%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            (0.64)%       2.38%     (0.01)%       2.37%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            (1.38)%       2.39%     (0.15)%       2.24%

                                                                        PORTFOLIO      NET ASSETS AT
                                                              TOTAL      TURNOVER      END OF PERIOD
                                                             RETURN(2)       RATE(3)  000'S OMITTED)
----------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND (CONTINUED)

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       10.09%           60%        $    7,105
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       22.84%          142%        $    6,543
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................       (2.84)%          10%        $    6,008
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................       18.42%          149%        $    6,271
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       12.31%          171%        $      201
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................        5.49%           47%        $       82
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................        0.56%          169%        $       11

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       10.46%           60%        $   38,729
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       23.59%          142%        $   37,082
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................       (2.72)%          10%        $   35,304
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............       13.20%          149%        $   37,511

ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       10.58%           60%        $   85,041
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       24.07%          142%        $   62,302
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................       (2.78)%          10%        $   53,953
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................       19.54%          149%        $   55,961
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       13.35%          171%        $   33,309
JULY 1, 2003 TO SEPTEMBER 30, 2003(7) .................        5.59%           47%        $      335
JUNE 9, 2003(4) TO JUNE 30, 2003 ......................        0.67%          169%        $       14

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       10.76%           60%        $   66,380
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       24.46%          142%        $   55,921
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................       (2.78)%          10%        $   31,430
APRIL 11, 2005(4) TO SEPTEMBER 30, 2005 ...............       13.60%          149%        $   31,416

SMALL CAP OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       11.46%           30%        $  882,044
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       22.57%           79%        $  800,078
OCTOBER 1, 2005 TO OCTOBER 31, 2005(5) ................       (2.78)%           7%        $  704,714
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .................       18.76%          107%        $  725,651
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       25.25%          113%        $  534,600
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       28.47%          152%        $  381,786
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (9.81)%          97%        $  294,880

SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------
CLASS A
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       11.43%           23%        $  681,405
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       15.44%           33%        $  656,151
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................        8.66%           33%        $  606,811
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       19.89%           34%        $  598,226
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       48.49%           30%        $  673,580
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       (6.20)%          28%        $  334,669
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       17.70%           42%        $  169,000

CLASS B
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       11.01%           23%        $  128,627
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       14.61%           33%        $  128,970
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................        7.99%           33%        $  133,825
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       18.95%           34%        $  136,825
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       47.28%           30%        $  126,152
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       (6.93)%          28%        $   75,782
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       17.07%           42%        $   40,446

CLASS C
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       11.02%           23%        $  144,386
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       14.57%           33%        $  143,872
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................        8.01%           33%        $  146,162
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       19.00%           34%        $  157,329
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       47.34%           30%        $  158,942
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       (6.93)%          28%        $   98,122
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       17.12%           42%        $   38,248

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                      BEGINNING          NET                AND  DISTRIBUTIONS   DISTRIBUTIONS
                                                      NET ASSET   INVESTMENT         UNREALIZED       FROM NET        FROM NET
                                                      VALUE PER       INCOME     GAIN (LOSS) ON     INVESTMENT        REALIZED
                                                          SHARE       (LOSS)        INVESTMENTS         INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ....   $   32.98        (0.05)              3.60           0.00           (2.96)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..............   $   31.45        (0.02)              4.66           0.00           (3.11)
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ............   $   29.40        (0.15)              2.71           0.00           (0.51)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..............   $   27.53        (0.22)(6)           5.54           0.00           (3.45)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..............   $   18.98        (0.09)(6)           9.30          (0.01)          (0.65)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..............   $   20.22         0.04(6)           (1.28)          0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..............   $   17.17        (0.08)(6)           3.17           0.00           (0.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                          DISTRIBUTIONS      ENDING
                                                           IN EXCESS OF   NET ASSET
                                                               REALIZED   VALUE PER
                                                                  GAINS       SHARE
-----------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00   $   33.57
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00   $   32.98
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            0.00   $   31.45
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00   $   29.40
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00   $   27.53
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00   $   18.98
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00   $   20.22

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ---------------------------------------------------
                                                          NET INVESTMENT        GROSS    EXPENSES         NET
                                                           INCOME (LOSS)     EXPENSES      WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            (0.36)%       1.61%     (0.25)%       1.36%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            (0.05)%       1.61%     (0.25)%       1.36%
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................            (0.57)%       1.58%     (0.24)%       1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            (0.79)%       1.40%     (0.04)%       1.36%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            (0.41)%       1.42%     (0.02)%       1.40%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             0.21%        1.49%     (0.01)%       1.48%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            (0.48)%       1.41%      0.00%        1.41%

                                                                       PORTFOLIO       NET ASSETS AT
                                                           TOTAL        TURNOVER       END OF PERIOD
                                                          RETURN(2)         RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS Z
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       11.46%          23%       $  2,886,626
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       15.53%          33%       $  2,571,031
JANUARY 1, 2005 TO OCTOBER 31, 2005(8) ................        8.83%          33%       $  1,926,165
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       20.09%          34%       $  1,359,158
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       48.70%          30%       $  1,167,094
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       (6.13)%         28%       $    658,718
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       17.99%          42%       $    541,384

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Commencement of operations.

(5)   The Fund changed its year end from September 30 to October 31.

(6)   Calculated based upon average shares outstanding.

(7)   The Fund changed its year end from June 30 to September 30.

(8)   The Fund changed its year end from December 31 to October 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund. Each Fund is a diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign security as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investment.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

AFFILIATE SECURITIES

      An affiliate company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates of a Fund at period-end are noted in the Fund's Portfolio of Investments. The following positions were held by the Small Cap Value Fund at April 30, 2007:

                                                                            Market       Unrealized    Dividend   % of Shares
Security Name                                  Shares         Cost           Value        Gain/Loss     Income     Outstanding
-------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LIMITED                     4,653,680   $ 63,338,635   $ 69,758,663   $  6,420,028   $      0       7.96
-------------------------------------------------------------------------------------------------------------------------------
CHAMPION ENTERPRISES INCORPORATED             6,206,320     57,738,038     63,800,970      6,062,932          0       8.10
-------------------------------------------------------------------------------------------------------------------------------
CHINA GRENTECH CORPORATION LIMITED ADR        1,851,840     25,610,008     18,296,179     (7,313,829)         0       7.41
-------------------------------------------------------------------------------------------------------------------------------
CONSTAR INTERNATIONAL INCORPORATED              823,100      7,840,035      7,267,973       (572,062)         0       6.54
-------------------------------------------------------------------------------------------------------------------------------
COVENANT TRANSPORT INCORPORATED CLASS A         950,700     15,843,605     10,124,955     (5,718,650)         0       8.16
-------------------------------------------------------------------------------------------------------------------------------
CRAY INCORPORATED                             2,942,400     32,536,643     36,632,880      4,096,237          0       9.08
-------------------------------------------------------------------------------------------------------------------------------
CROSS COUNTRY HEALTHCARE INCORPORATED         1,990,100     36,940,204     39,185,069      2,244,865          0       6.19
-------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INCORPORATED                  3,056,600     59,838,753     25,767,138    (34,071,615)         0       5.15
-------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD ENTERPRISES INCORPORTED             5,664,145     46,783,232     47,182,328        399,096          0       8.84
-------------------------------------------------------------------------------------------------------------------------------
GENTIVA HEALTH SERVICES INCORPORATED          1,590,900     27,122,801     29,781,648      2,658,847          0       5.75
-------------------------------------------------------------------------------------------------------------------------------
GEO GROUP INCORPORATED                        1,385,100     20,143,454     70,917,120     50,773,666          0       5.65
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL INDUSTRIES LIMITED                    10,168,100    100,606,330    211,089,756    110,483,426          0       8.75
-------------------------------------------------------------------------------------------------------------------------------
INTERMEC INCORPORATED                         4,059,000     81,821,892     90,637,470      8,815,578          0       6.78
-------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORPORATION                          1,530,800     31,347,543     43,444,104     12,096,561          0       5.12
-------------------------------------------------------------------------------------------------------------------------------
INTERTAPE POLYMER GROUP INCORPORATED          4,539,470     37,131,805     22,243,403    (14,888,402)         0      11.08
-------------------------------------------------------------------------------------------------------------------------------
LIGHTBRIDGE INCORPORATED                      2,820,500     24,037,948     49,756,320     25,718,372          0      10.07
-------------------------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION COMPANY                   2,651,620     36,658,854     34,179,382     (2,479,472)         0       9.36
-------------------------------------------------------------------------------------------------------------------------------
NEWPARK RESOURCES INCORPORATED                6,456,800     38,200,284     53,074,896     14,874,612          0       7.19
-------------------------------------------------------------------------------------------------------------------------------
ORASURE TECHNOLOGIES INCORPORATED             5,101,200     42,212,626     38,003,940     (4,208,686)         0      11.06
-------------------------------------------------------------------------------------------------------------------------------
OSI SYSTEMS INCORPORATED                      1,181,850     21,140,098     31,212,659     10,072,561          0       7.01
-------------------------------------------------------------------------------------------------------------------------------
PHI INCORPORATED (NON-VOTING)                   759,300     18,175,045     20,265,717      2,090,672          0       6.11
-------------------------------------------------------------------------------------------------------------------------------
POWER-ONE INCORPORATED                        5,276,500     35,171,243     22,477,890    (12,693,353)         0       6.08
-------------------------------------------------------------------------------------------------------------------------------
RANDGOLD RESOURCES LIMITED ADR                4,704,900     67,883,316    112,682,355     44,799,039    451,500       6.89
-------------------------------------------------------------------------------------------------------------------------------
US CONCRETE INCORPORATED                      2,936,600     21,670,432     24,990,466      3,320,034          0       7.50
-------------------------------------------------------------------------------------------------------------------------------
VIGNETTE CORPORATION                          1,643,800     22,710,475     30,443,176      7,732,701          0       5.40
-------------------------------------------------------------------------------------------------------------------------------
WEBCO INDUSTRIES INCORPORATED                    99,270      5,717,635      9,430,603      3,712,968          0      13.96
-------------------------------------------------------------------------------------------------------------------------------
WELLMAN INCORPORATED                          2,097,300      9,763,561      6,669,414     (3,094,147)    64,701       6.39
-------------------------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INCORPORATED                   1,659,510     23,106,946     39,264,007     16,157,061          0       6.44

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2007.

      At October 31, 2006, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                            Expiration Year      Capital Loss Carryforwards
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                  2007                   $ 5,357,254
--------------------------------------------------------------------------------
                                     2008                     3,028,013
--------------------------------------------------------------------------------
                                     2009                       560,633
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                2007                       748,946
--------------------------------------------------------------------------------
                                     2008                    13,314,868
--------------------------------------------------------------------------------
                                     2009                     4,946,742
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                 2009                     5,004,919
--------------------------------------------------------------------------------
                                     2010                    31,042,725
--------------------------------------------------------------------------------
                                     2011                     1,040,222
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at April 30, 2007 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Fund(s) may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of April 30, 2007, the following Fund had open swap contracts:

                        Swap          Notional          Interest Rate/         Interest Rate/   Maturity   Net Unrealized
Fund               Counter Party     Principal          Index Received           Index Paid       Date      Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK      Lehman Brothers   $13,000,694        Notional Amount          Market Value    06/04/07     $2,575,220
                      Finance                        x (3 Month USD Libor       Appreciation
                                                      plus 30 bps) plus         on Customized
                                                         Market Value           Stock Index*
                                                       Depreciation on
                                                   Customized Stock Index*
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK      Lehman Brothers     5,858,398        Notional Amount          Market Value    06/05/07       (634,087)
                      Finance                        x (3 Month USD Libor       Appreciation
                                                      less 35 bps) plus         on Customized
                                                         Market Value           Stock Index**
                                                       Depreciation on
                                                   Customized Stock Index**
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK      Lehman Brothers     7,656,735        Notional Amount          Market Value    10/29/07      1,496,513
                      Finance                        x (3 Month USD Libor       Appreciation
                                                      plus 30 bps) plus         on Customized
                                                         Market Value          Stock Index***
                                                       Depreciation on
                                                  Customized Stock Index***
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK      Lehman Brothers     5,181,419        Notional Amount          Market Value    04/18/08        216,664
                    Finance                          x (3 Month USD Libor       Appreciation
                                                      less 35 bps) plus         on Customized
                                                        Market Value           Stock Index**
                                                      Depreciation on
                                                  Customized Stock Index****

  * Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: Burlington Northern Santa Fe Corporation, CSX Corporation, Kansas City Southern, Norfolk Southern Corporation and Union Pacific Corporation.

 ** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: Apache Corporation and EOG Resources Incorporated.

*** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: Rio Tinto plc, Freeport-McMoRan Copper & Gold Incorporated and BHP Billiton Limited.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the six-month period ended April 30, 2007, were as follows:

                                                    Common Stock Fund        Small Cap Value Fund
                                                ------------------------   -------------------------
                                                              Premiums                   Premiums
Call Options Written                            Contracts     Received     Contracts     Received
------------------------------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                    (1,830)   $   (384,898)  (191,681)   $ (85,678,282)
------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN                                  (14,176)     (3,250,822)  (300,610)    (172,881,419)
------------------------------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS         5,700       1,289,556    409,094      192,449,956
------------------------------------------------------------------------------------------------------
OPTIONS EXPIRED                                    3,880         775,530      3,650          849,276
------------------------------------------------------------------------------------------------------
OPTIONS SPLIT                                          0               0     10,817        9,052,869
------------------------------------------------------------------------------------------------------
OPTIONS EXERCISED                                  1,026         236,875    (10,057)               0
------------------------------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                          (5,400)   $ (1,333,759)   (78,787)   $ (56,207,600)
------------------------------------------------------------------------------------------------------

                                                                                Small Cap Value Fund
                                                                                ---------------------
                                                                                            Premiums
Put Options Written                                                             Contracts   Received
------------------------------------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                                                          0   $      0
------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN                                                                      (800)   (87,597)
------------------------------------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS                                            800     87,597
------------------------------------------------------------------------------------------------------
OPTIONS EXPIRED                                                                         0          0
------------------------------------------------------------------------------------------------------
OPTIONS SPLIT                                                                           0          0
------------------------------------------------------------------------------------------------------
OPTIONS EXERCISED                                                                       0          0
------------------------------------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                                                                0   $      0
------------------------------------------------------------------------------------------------------

3. EXPENSES
-------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                     Subadvisory
                                                                                                                     Fees (% of
                                                   Advisory Fees                                                       Average
                              Average Daily        (% of Average                                Average Daily         Daily Net
Fund                           Net Assets        Daily Net Assets)         Subadviser             Net Assets           Assets)
---------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND      First $500 million        0.750             Cooke & Bieler, LP      First $250 million      0.550
                             Next $500 million        0.700                                      Next $250 million      0.500
                               Next $2 billion        0.650                                      Next $250 million      0.450
                               Next $2 billion        0.625                                      Over $750 million      0.400
                               Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND           First $500 million        0.750          Wells Capital Management   First $100 million      0.450
                             Next $500 million        0.700               Incorporated           Next $100 million      0.400
                               Next $2 billion        0.650                                      Over $200 million      0.300
                               Next $2 billion        0.625
                               Over $5 billion        0.600

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      Subadvisory
                                                                                                                      Fees (% of
                                                       Advisory Fees                                                    Average
                                   Average Daily       (% of Average                              Average Daily        Daily Net
Fund                                Net Assets       Daily Net Assets)         Subadviser           Net Assets          Assets)
----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND              First $500 million       0.750         Wells Capital Management  First $100 million      0.450
                                  Next $500 million       0.700               Incorporated         Next $100 million      0.400
                                    Next $2 billion       0.650                                    Over $200 million      0.300
                                    Next $2 billion       0.625
                                    Over $5 billion       0.600
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND            First $500 million       0.900         Wells Capital Management  First $100 million      0.550
                                  Next $500 million       0.850               Incorporated         Next $100 million      0.500
                                    Next $2 billion       0.800                                    Over $200 million      0.400
                                    Next $2 billion       0.775
                                    Over $5 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND     First $500 million       0.900           Schroder Investment     First $275 million      0.500
                                  Next $500 million       0.850         Management North America   Over $275 million      0.450
                                    Next $2 billion       0.800               Incorporated
                                    Next $2 billion       0.775
                                    Over $5 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND             First $500 million       0.900         Wells Capital Management  First $100 million      0.550
                                  Next $500 million       0.850               Incorporated         Next $100 million      0.500
                                    Next $2 billion       0.800                                    Over $200 million      0.400
                                    Next $2 billion       0.775
                                    Over $5 billion       0.750

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                          Admin Fees
                                                                        (% of Average
                                            Average Daily Net Assets   Daily Net Assets)
-----------------------------------------------------------------------------------------
FUND LEVEL                                      First $5 billion             0.05
                                                 Next $5 billion             0.04
                                                Over $10 billion             0.03
-----------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, AND CLASS D          All asset levels             0.28
-----------------------------------------------------------------------------------------
CLASS Z                                         All asset levels             0.45
-----------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                             All asset levels             0.10
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                             All asset levels             0.08
-----------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
Fund                                                           Daily Net Assets
--------------------------------------------------------------------------------
ALL SMALL AND MID CAP STOCK FUNDS                                   0.02
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                         % of Average
Share Class                                                            Daily Net Assets
----------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z AND ADMINISTRATOR CLASS         0.25
----------------------------------------------------------------------------------------

      For the six-month period ended April 30 2007, shareholder servicing fees paid were as follows:

                                                                                           Administrator
Fund                              Class A    Class B    Class C    Class D     Class Z        Class
---------------------------------------------------------------------------------------------------------
C&B MIDCAP GROWTH FUND            $ 59,859   $ 20,370   $ 17,202   $853,540          N/A    $  126,024
---------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                   79,067     42,056     23,424        N/A   $1,259,703           N/A
---------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                134,039      9,165      2,524        N/A       48,490           N/A
---------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND              183,195     23,682      8,581        N/A       47,434        92,986
---------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND           N/A        N/A        N/A        N/A          N/A     1,037,213
---------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND               821,840    158,678    177,449        N/A    3,344,734           N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the six-month period ended April 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Fund's Management has contractually committed through February 29, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Fund level expenses, when waived, are waived proportionately among classes based upon relative net assets. Class specific expenses may also be waived within a specific class. The contractual net operating expense ratios in effect for the six-month period ended April 30, 2007, were as follows:

                                                      Net Operating Expense Ratios
                                                      ----------------------------
                                                                                      Administrator   Institutional
Fund                              Class A   Class B   Class C    Class D    Class Z       Class           Class
--------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND*            1.40%      2.15%    2.15%      1.25%       N/A          1.15%          0.90%
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                  1.31%      2.06%    2.06%       N/A       1.29%          N/A            N/A
--------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                1.40%      2.15%    2.15%       N/A       1.57%          N/A            N/A
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND              1.40%      2.15%    2.15%       N/A       1.57%         1.20%          0.90%
--------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND        N/A        N/A      N/A        N/A        N/A          1.20%           N/A
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND               1.44%      2.19%    2.19%       N/A       1.36%          N/A            N/A

* The actual net operating expense ratios in effect for the six-month period ended April 30, 2007, for the C&B Mid Cap Value Fund Classes A, B and C were 1.37%, 2.11% and 2.12% respectively.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended April 30, 2007, were as follows:

Fund                                     Purchases at Cost       Sales Proceeds
--------------------------------------------------------------------------------
C&B MIDCAP GROWTH FUND                     $308,516,167           $176,955,109
--------------------------------------------------------------------------------
COMMON STOCK FUND                           307,906,301            279,930,955
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                          76,437,195             95,715,148
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       230,329,145            200,189,163
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                227,170,659            260,684,308
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        820,537,103            759,838,378

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended April 30, 2007, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of April 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION            WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Wake Forest University, Calloway     None
64                                                  School of Business and
                                                    Accountancy - The Thomas
                                                    Goho Chair of Finance since
                                                    January 2006. Associate Professor
                                                    of Finance from 1999 - 2005.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-                None
64                       (Chairman since 2005)      Founder of Crystal Geyser
                         (Lead Trustee since        Water Company and President
                         2001)                      of Crystal Geyser Roxane Water
                                                    Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
73                                                  of Richard M. Leach Associates
                                                    (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement
                                                    Research. Research Associate
                                                    and Board Member, Penn Aging
                                                    Research Center. Research
                                                    Associate, National Bureau of
                                                    Economic Research.
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS            OTHER INFORMATION
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
62                                                  Developer. Prior thereto,
                                                    Chairman of Whitepoint
                                                    Capital, LLC until 2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of          None
48                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC since 2003.
                                                    Senior Vice President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
46                       Chief Legal Counsel        Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001.
                                                    Vice President and Managing
                                                    Senior Counsel of Wells Fargo
                                                    Bank, N.A. since 1996.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen****       Treasurer, since 2006      Vice President of Financial          None
33                                                  Operations for Wells Fargo
                                                    Funds Management, LLC since
                                                    2006. From 2001 to 2006, Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. and Vice President of Wells
                                                    Fargo Bank, N.A. Auto Finance
                                                    Group. Vice President of
                                                    Portfolio Risk Management for
                                                    Wells Fargo Bank, N.A. Auto
                                                    Finance Group from 2004 to
                                                    2006.
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Chief Compliance Officer             None
45                       Officer, since 2004        of Wells Fargo Funds
                                                    Management, LLC since 2004.
                                                    Chief Compliance Officer for
                                                    Wells Fargo Funds Management,
                                                    LLC from 1997 to 2002. In
                                                    2002, Ms. Peters left Wells
                                                    Fargo Funds Management, LLC
                                                    to pursue personal goals.
--------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

  ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

 *** As of April 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

**** As of May 8, 2007, Stephen W. Leonhardt replaced A. Erdem Cimen as Treasurer of the Funds.

OTHER INFORMATION            WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B MID CAP VALUE FUND, COMMON STOCK FUND, MID CAP GROWTH FUND,
SMALL CAP GROWTH FUND,

SMALL CAP OPPORTUNITIES FUND AND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund and Small Cap Value Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, and Small Cap Value Fund; (iii) an investment sub-advisory agreement with Schroder Investment Management North America Inc. ("Schroder") for the Small Cap Opportunities Fund; and (iv) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Mid Cap Value Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Schroder and Cooke & Bieler (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except the C&B Mid Cap Value Fund, was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Boards noted that the C&B Mid Cap Value Fund's three-year performance was lower than the median performance of its Peer Group and required further review. As part of its further review, the Board

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS            OTHER INFORMATION
--------------------------------------------------------------------------------

received an analysis of, and discussed factors contributing to, the underperformance of the C&B Mid Cap Value Fund, but noted that the Fund's performance improved in 2006, ranking in the top decile of its Peer Group for the one-year period. The Board requested continued reports on the performance of the C&B Mid Cap Value Fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratios were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board also considered and noted Funds Management's recommendation to reduce certain of the Funds' net operating expense ratios in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and noted Funds Management's recommendation to reduce the administration fees for certain Funds in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund was not a material factor in determining whether to renew the agreements. The Board did not consider profitability information with respect to Cooke & Bieler or Schroder, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler and Schroder had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's and Schroder's separate profitability from their relationships with the C&B Mid Cap Value Fund and Small Cap Opportunities Fund were not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services,

OTHER INFORMATION            WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS        LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    104313 06-07
                                                             SMCFLD/SAR122 04-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                             Semi-Annual Report

                             APRIL 30, 2007

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                             - WELLS FARGO ADVANTAGE DISCOVERY FUND(SM)

                             - WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM)

                             - WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

                             - WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM)

                             - WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

                             - WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Discovery Fund .........................................................    2
   Enterprise Fund ........................................................    4
   Mid Cap Disciplined Fund ...............................................    6
   Opportunity Fund .......................................................    8
   Small Cap Disciplined Fund .............................................   10
   Small/Mid Cap Value Fund ...............................................   12
Fund Expenses .............................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Discovery Fund .........................................................   16
   Enterprise Fund ........................................................   22
   Mid Cap Disciplined Fund ...............................................   28
   Opportunity Fund .......................................................   34
   Small Cap Disciplined Fund .............................................   41
   Small/Mid Cap Value Fund ...............................................   47
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   52
   Statements of Operations ...............................................   54
   Statements of Changes in Net Assets ....................................   56
   Financial Highlights ...................................................   60
   Notes to Financial Highlights ..........................................   64
Notes to Financial Statements .............................................   65
--------------------------------------------------------------------------------
Other Information .........................................................   72
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   77
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE SMALL AND MID CAP FUNDS, which covers the six-month period that ended April 30, 2007, you may notice a few changes if you were a shareholder last year at this time. We have abbreviated the content in the semi-annual reports to include fund and benchmark performance, sector distribution percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and stock market in our letter to you. In the next annual report, which will cover the 12-month period ending October 31, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE U.S. ECONOMY AND EQUITY MARKETS
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of slowing during the six-month period. Real Gross Domestic Product (GDP) grew at a rate of 2.5% for the fourth quarter of 2006 and the early estimate for the first quarter of 2007 was 1.3%. During the last 15 years, the GDP grew at an average annual rate of 3.2%.

      A significant decline in housing activity continued to tug at the U.S. economy. Data on mortgage applications, the number of homes listed for sale, and median sale prices confirmed that the housing market had slowed. Sluggish housing sales were seen in the condominium markets and in regions that had previously seen rapid price appreciation. Sales of existing single-family homes and new single-family homes began to stabilize in March and April of 2007. Although homebuilders were still reporting a surplus of unsold units at the end of the period, cancellations had stopped increasing. Areas of the country that missed the rapid appreciation in housing prices began reporting increased demand for homes.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value on the same day. The U.S. equity market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the Federal funds rate at 5.25%. In addition, the Fed left out its previous statement that further interest-rate increases might be needed. The equity market rallied on the Fed's news, and in April the DJIA reported its best monthly performance in over four years, ending at 13,062 on April 30, significantly higher than the 12,216 reported after the market adjustment on February 27.

      Corporations continued to find ways to spend excess cash, with much of this spending concentrated on acquisitions, mergers, and stock buybacks. A buyback is a method used by publicly held companies to repurchase outstanding shares from shareholders. Buybacks allow a company to invest in itself and to reduce the number of shares outstanding in the market. This can benefit shareholders by increasing the ownership stake of each share.

      These factors and strong global growth helped to drive the U.S. equity market during the period. U.S. companies that generate revenue from exports continued to benefit from overseas sales as a result of a weaker U.S. dollar; this also helped to keep domestic products competitive in the global marketplace.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

     Sincerely,

     /s/ Karla M. Rabusch

     Karla M. Rabusch
     President
     WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DISCOVERY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DISCOVERY FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   James M. Leach, CFA                     12/31/1987
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                       Gross      Net
                                                                                      Expense   Expense
                                              6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
-------------------------------------------------------------------------------------------------------
   Administrator Class                          12.08      9.11     12.82     10.68    1.25%     1.15%
-------------------------------------------------------------------------------------------------------
   Institutional Class                          12.16      9.16     12.76     10.65    0.97%     0.95%
-------------------------------------------------------------------------------------------------------
   Investor Class                               11.90      8.83     12.69     10.62    1.58%     1.38%
-------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------
      Russell 2500(TM) Growth Index 4           10.62      7.32     10.53      8.71
-------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                               3.55%
--------------------------------------------------------------------------------
   Equinix Incorporated                                                    2.66%
--------------------------------------------------------------------------------
   McDermott International Incorporated                                    2.59%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                      2.51%
--------------------------------------------------------------------------------
   The Trizetto Group Incorporated                                         2.49%
--------------------------------------------------------------------------------
   Hilton Hotels Corporation                                               2.41%
--------------------------------------------------------------------------------
   BE Aerospace Incorporated                                               2.31%
--------------------------------------------------------------------------------
   Life Time Fitness Incorporated                                          2.30%
--------------------------------------------------------------------------------
   American Tower Corporation Class A                                      2.26%
--------------------------------------------------------------------------------
   GameStop Corporation Class A                                            2.14%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (20%)
Consumer Staples                                 (3%)
Energy                                           (6%)
Financials                                       (4%)
Health Care                                     (17%)
Industrials                                     (20%)
Information Technology                          (17%)
Materials                                        (4%)
Telecommunication Services                       (9%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Discovery Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares returns would be because the Investor Class shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 For the Administrator class and Investor class, the gross expense ratio as stated in the March 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional class, this is the first fiscal year for the Fund, and thus the gross expense ratio for the Institutional Class as stated in the March 1, 2007, prospectus is based on estimates for the current fiscal year, whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ENTERPRISE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS*                     FUND INCEPTION
   Sunjay Goel, CFA                        09/30/1998
   Thomas J. Pence, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                            Gross      Net
                                                                                           Expense   Expense
                                             6-Months**   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------
   Administrator Class                          11.57       6.87     9.89       15.70       1.23%      1.15%
------------------------------------------------------------------------------------------------------------
   Advisor Class                                11.46       6.63     9.61       15.39       1.42%      1.40%
------------------------------------------------------------------------------------------------------------
   Institutional Class                          11.74       7.19     9.97       15.76       0.98%      0.90%
------------------------------------------------------------------------------------------------------------
   Investor Class                               11.37       6.47     9.31       15.35       1.59%      1.57%
------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Growth Index 4          11.77      11.13    11.60        9.13

* AS OF JUNE 18, 2007, JAMES M. LEACH, CFA, WILL REPLACE SUNJAY GOEL, CFA, AS CO-PORTFOLIO MANAGER FOR THE WELLS FARGO ADVANTAGE ENTERPRISE FUND. THOMAS J. PENCE WILL CONTINUE AS CO-MANAGER OF THE FUND.

** RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Goldcorp Incorporated                                                   2.97%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                               2.67%
--------------------------------------------------------------------------------
   McDermott International Incorporated                                    2.47%
--------------------------------------------------------------------------------
   Equinix Incorporated                                                    2.42%
--------------------------------------------------------------------------------
   Loews Corporation - Carolina Group                                      2.41%
--------------------------------------------------------------------------------
   Precision Castparts Corporation                                         2.22%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                      2.16%
--------------------------------------------------------------------------------
   Autodesk Incorporated                                                   2.09%
--------------------------------------------------------------------------------
   Allergan Incorporated                                                   2.06%
--------------------------------------------------------------------------------
   BE Aerospace Incorporated                                               2.01%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (17%)
Consumer Staples                                  (6%)
Energy                                            (8%)
Financials                                        (4%)
Health Care                                      (19%)
Industrials                                      (17%)
Information Technology                           (19%)
Materials                                         (5%)
Telecommunication Services                        (5%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Institutional Class, Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Institutional Class, Class K, Advisor Class and Investor Class shares, respectively, of the Strong Enterprise Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Robert J. Costomiris, CFA               12/31/1998

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                               Gross      Net
                                                                                              Expense   Expense
                                                 6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
---------------------------------------------------------------------------------------------------------------
   Administrator Class                              8.95      15.46    14.29       17.27       1.20%     1.15%
---------------------------------------------------------------------------------------------------------------
   Institutional Class                              9.10      15.71    14.41       17.34       0.92%     0.90%
---------------------------------------------------------------------------------------------------------------
   Investor Class                                   8.91      15.28    14.22       17.23       1.54%     1.31%
---------------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Value Index 4              12.78      19.66    15.95       13.12
---------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Kroger Company                                                          6.45%
--------------------------------------------------------------------------------
   KeySpan Corporation                                                     4.58%
--------------------------------------------------------------------------------
   Barrick Gold Corporation                                                4.48%
--------------------------------------------------------------------------------
   Coca-Cola Enterprises Incorporated                                      4.34%
--------------------------------------------------------------------------------
   Waste Management Incorporated                                           4.33%
--------------------------------------------------------------------------------
   Pall Corporation                                                        4.01%
--------------------------------------------------------------------------------
   Wm. Wrigley Jr. Company                                                 3.73%
--------------------------------------------------------------------------------
   The Hershey Company                                                     3.63%
--------------------------------------------------------------------------------
   Newmont Mining Corporation                                              3.44%
--------------------------------------------------------------------------------
   Del Monte Foods Company                                                 3.43%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                            (6%)
Consumer Staples                                 (29%)
Financials                                        (4%)
Health Care                                      (13%)
Industrials                                       (9%)
Information Technology                           (10%)
Materials                                        (22%)
Utilities                                         (7%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      FUND INCEPTION
   Ann M. Miletti                          12/31/1985
   Richard T. Weiss

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                       Gross      Net
                                                                                      Expense   Expense
                                              6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
-------------------------------------------------------------------------------------------------------
   Administrator Class                          10.50      11.15     9.82     11.54    1.13%     1.04%
-------------------------------------------------------------------------------------------------------
   Advisor Class                                10.38      10.90     9.51     11.20    1.30%     1.29%
-------------------------------------------------------------------------------------------------------
   Investor Class                               10.34      10.82     9.58     11.42    1.47%     1.35%
-------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------
      Russell Midcap(R) Index 4                 12.24      15.24    14.20     12.85
-------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES.THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Weatherford International Limited                                       2.86%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                 2.17%
--------------------------------------------------------------------------------
   Praxair Incorporated                                                    2.14%
--------------------------------------------------------------------------------
   Apache Corporation                                                      2.03%
--------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                               1.94%
--------------------------------------------------------------------------------
   Accenture Limited Class A                                               1.90%
--------------------------------------------------------------------------------
   Red Hat Incorporated                                                    1.79%
--------------------------------------------------------------------------------
   Waters Corporation                                                      1.77%
--------------------------------------------------------------------------------
   CVS Corporation                                                         1.73%
--------------------------------------------------------------------------------
   Cadence Design Systems Incorporated                                     1.73%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (26%)
Consumer Staples                                  (6%)
Energy                                           (11%)
Financials                                       (12%)
Health Care                                      (10%)
Industrials                                      (11%)
Information Technology                           (18%)
Materials                                         (4%)
Utilities                                         (2%)

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Class K, Advisor Class, and Investor Class shares, respectively, of the Strong Opportunity Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.Without these reductions, the Fund's returns would have been lower.

4 The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index.You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   Robert J. Costomiris, CFA               03/28/2002

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                            Gross      Net
                                                                                           Expense   Expense
                                              6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------
   Administrator Class                           6.46       6.99    18.27      17.87        1.39%     1.20%
------------------------------------------------------------------------------------------------------------
   Institutional Class                           6.50       7.14    18.34      17.94        1.11%     1.00%
------------------------------------------------------------------------------------------------------------
   Investor Class                                6.21       6.51    18.07      17.68        1.73%     1.49%
------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------
      Russell 2000(R) Value Index 4              6.36      11.22    13.06      13.51
------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Pall Corporation                                                        4.94%
--------------------------------------------------------------------------------
   Del Monte Foods Company                                                 4.19%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                   3.81%
--------------------------------------------------------------------------------
   BEA Systems Incorporated                                                3.71%
--------------------------------------------------------------------------------
   PerkinElmer Incorporated                                                3.64%
--------------------------------------------------------------------------------
   Corinthian Colleges Incorporated                                        3.61%
--------------------------------------------------------------------------------
   FuelCell Energy Incorporated                                            3.40%
--------------------------------------------------------------------------------
   Playboy Enterprises Incorporated Class B                                3.29%
--------------------------------------------------------------------------------
   Gammon Lake Resources Incorporated                                      3.25%
--------------------------------------------------------------------------------
   Apex Silver Mines Limited                                               3.15%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (12%)
Consumer Staples                                 (16%)
Energy                                            (1%)
Financials                                        (5%)
Health Care                                      (17%)
Industrials                                      (17%)
Information Technology                           (18%)
Materials                                        (13%)
Utilities                                         (1%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGER                       FUND INCEPTION
   I. Charles Rinaldi                      03/28/2002

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

                                                                                            Gross      Net
                                                                                           Expense   Expense
                                              6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------
   Administrator Class                           8.49       5.60    14.59       13.88       1.43%     1.15%
------------------------------------------------------------------------------------------------------------
   Institutional Class                           8.61       5.63    14.49       13.78       1.10%     0.95%
------------------------------------------------------------------------------------------------------------
   Investor Class                                8.30       5.21    14.40       13.69       1.78%     1.49%
------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------
      Russell 2500(TM) Value Index 4             9.72      14.04    14.42       14.53
------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS       WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------
   Global Industries Limited                                               4.99%
--------------------------------------------------------------------------------
   Randgold Resources Limited ADR                                          3.24%
--------------------------------------------------------------------------------
   Encorium Group Incorporated                                             2.97%
--------------------------------------------------------------------------------
   Goldcorp Incorporated                                                   2.94%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                   2.41%
--------------------------------------------------------------------------------
   3Com Corporation                                                        2.33%
--------------------------------------------------------------------------------
   Newpark Resources Incorporated                                          1.93%
--------------------------------------------------------------------------------
   Hill International Incorporated                                         1.73%
--------------------------------------------------------------------------------
   MRV Communications Incorporated                                         1.72%
--------------------------------------------------------------------------------
   Gentex Corporation                                                      1.69%

SECTOR DISTRIBUTION 5 (AS OF APRIL 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (12%)
Energy                                           (20%)
Financials                                       (10%)
Health Care                                       (9%)
Industrials                                      (13%)
Information Technology                           (20%)
Materials                                        (15%)
Telecommunication Services                        (1%)

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares returns would be because the Investor Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

2 For the Administrator class and Investor class, the gross expense ratio as stated in the March 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional Class, this is the first fiscal year for the Fund, and thus the gross expense ratio for the Institutional Class as stated in the March 1, 2007, prospectus is based on estimates for the current fiscal year, whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

3 The investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Russell 2500(TM) Value Index measures the performance of those Russell 2500(TM) companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

5 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (November 1, 2006 to April 30, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning    Ending
                                                                          Account     Account       Expenses    Net Annual
                                                                           Value       Value      Paid During    Expense
   WELLS FARGO ADVANTAGE DISCOVERY FUND                                  11/1/2006   04/30/2007     Period(1)     Ratio
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Discovery Fund - Administrator Class
   Actual                                                                $1,000.00   $1,120.80       $6.05        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,019.09       $5.76        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Discovery Fund - Institutional Class
   Actual                                                                $1,000.00   $1,121.60       $5.00        0.95%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,020.08       $4.76        0.95%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Discovery Fund - Investor Class
   Actual                                                                $1,000.00   $1,119.00       $7.25        1.38%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,017.95       $6.90        1.38%

   WELLS FARGO ADVANTAGE ENTERPRISE FUND
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Enterprise Fund - Administrator Class
   Actual                                                                $1,000.00   $1,115.70       $6.03        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,019.09       $5.76        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Enterprise Fund - Advisor Class
   Actual                                                                $1,000.00   $1,114.60       $7.34        1.40%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,017.85       $7.00        1.40%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Enterprise Fund - Institutional Class
   Actual                                                                $1,000.00   $1,117.40       $4.72        0.90%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,020.33       $4.51        0.90%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Enterprise Fund - Investor Class
   Actual                                                                $1,000.00   $1,113.70       $8.23        1.57%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00   $1,017.01       $7.85        1.57%

FUND EXPENSES                WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning     Ending
                                                                          Account      Account     Expenses     Net Annual
                                                                           Value        Value     Paid During    Expense
   WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND                        11/1/2006   04/30/2007     Period(1)     Ratio
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Disciplined Fund - Administrator Class
   Actual                                                                $1,000.00    $1,089.50      $5.96        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,019.09      $5.76        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Disciplined Fund - Institutional Class
   Actual                                                                $1,000.00    $1,091.00      $4.61        0.89%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,020.38      $4.46        0.89%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Mid Cap Disciplined Fund - Investor Class
   Actual                                                                $1,000.00    $1,089.10      $6.79        1.31%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,018.30      $6.56        1.31%

   WELLS FARGO ADVANTAGE OPPORTUNITY FUND
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Opportunity Fund - Administrator Class
   Actual                                                                $1,000.00    $1,105.00      $5.43        1.04%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,019.64      $5.21        1.04%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Opportunity Fund - Advisor Class
   Actual                                                                $1,000.00    $1,103.80      $6.73        1.29%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,018.40      $6.46        1.29%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Opportunity Fund - Investor Class
   Actual                                                                $1,000.00    $1,103.40      $7.04        1.35%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,018.10      $6.76        1.35%

   WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Disciplined Fund - Administrator Class
   Actual                                                                $1,000.00    $1,064.60      $6.14        1.20%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,018.84      $6.01        1.20%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Disciplined Fund - Institutional Class
   Actual                                                                $1,000.00    $1,065.00      $5.12        1.00%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,019.84      $5.01        1.00%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Disciplined Fund - Investor Class
   Actual                                                                $1,000.00    $1,062.10      $8.03        1.57%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,017.01      $7.85        1.57%

   WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small/Mid Cap Value Fund - Administrator Class
   Actual                                                                $1,000.00    $1,084.90      $5.94        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,019.09      $5.76        1.15%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small/Mid Cap Value Fund - Institutional Class
   Actual                                                                $1,000.00    $1,086.10      $4.91        0.95%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,020.08      $4.76        0.95%
--------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Small/Mid Cap Value Fund - Investor Class
   Actual                                                                $1,000.00    $1,083.00      $7.95        1.54%
--------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                              $1,000.00    $1,017.16      $7.70        1.54%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 93.57%

AEROSPACE, DEFENSE - 2.16%
    194,219  BE AEROSPACE INCORPORATED+                                                                           $    7,118,126
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 2.15%
    137,841  LIFE TIME FITNESS INCORPORATED+                                                                           7,085,027
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 4.87%
    100,800  AEROPOSTALE INCORPORATED+                                                                                 4,147,920
    237,068  CASUAL MALE RETAIL GROUP INCORPORATED+                                                                    2,728,653
     93,761  DSW INCORPORATED CLASS A+                                                                                 3,634,176
     68,193  UNDER ARMOUR INCORPORATED+                                                                                3,443,747
     80,800  URBAN OUTFITTERS INCORPORATED+                                                                            2,081,408

                                                                                                                      16,035,904
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.73%
    125,500  GUESS? INCORPORATED                                                                                       4,944,700
     72,500  PHILLIPS-VAN HEUSEN CORPORATION                                                                           4,052,750

                                                                                                                       8,997,450
                                                                                                                  --------------
BUSINESS SERVICES - 9.78%
     53,100  ALLIANCE DATA SYSTEMS CORPORATION+                                                                        3,380,346
     88,200  CERNER CORPORATION+                                                                                       4,695,768
     87,000  CITRIX SYSTEMS INCORPORATED+                                                                              2,836,200
     86,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       7,733,100
     76,600  F5 NETWORKS INCORPORATED+                                                                                 5,881,348
    393,200  THE TRIZETTO GROUP INCORPORATED+                                                                          7,659,536

                                                                                                                      32,186,298
                                                                                                                  --------------
COMMUNICATIONS - 12.55%
    183,200  AMERICAN TOWER CORPORATION CLASS A+                                                                       6,961,600
     98,300  EQUINIX INCORPORATED+                                                                                     8,205,101
     66,200  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                               5,053,046
    142,631  NII HOLDINGS INCORPORATED+                                                                               10,946,929
     94,450  SAVVIS INCORPORATED+                                                                                      4,870,787
    178,900  SBA COMMUNICATIONS CORPORATION+                                                                           5,263,238

                                                                                                                      41,300,701
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.69%
    122,800  COVANTA HOLDING CORPORATION+                                                                              3,013,512
     86,700  WILLIAMS COMPANIES INCORPORATED                                                                           2,557,650

                                                                                                                       5,571,162
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.97%
     75,257  CIENA CORPORATION+                                                                                        2,194,494
     77,200  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   4,236,736
     86,700  MICROSEMI CORPORATION+                                                                                    2,003,637
    162,100  NVIDIA CORPORATION+                                                                                       5,331,469
    137,700  TESSERA TECHNOLOGIES INCORPORATED+                                                                        5,892,183

                                                                                                                      19,658,519
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.19%
     76,300  GEN-PROBE INCORPORATED+                                                                              $    3,899,693
     79,900  IHS INCORPORATED+                                                                                         3,303,066

                                                                                                                       7,202,759
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.88%
    152,300  LADISH COMPANY INCORPORATED+                                                                              6,192,518
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.44%
     40,000  PILGRIMS PRIDE CORPORATION                                                                                1,460,400
                                                                                                                  --------------
FOOD STORES - 1.40%
     69,825  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                        2,247,667
     42,300  PANERA BREAD COMPANY+                                                                                     2,355,687

                                                                                                                       4,603,354
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.83%
    128,100  DOLLAR GENERAL CORPORATION                                                                                2,734,935
                                                                                                                  --------------
HEALTH SERVICES - 3.05%
     88,600  COVANCE INCORPORATED+                                                                                     5,360,300
     82,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     4,678,100

                                                                                                                      10,038,400
                                                                                                                  --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 4.63%
     57,451  FOSTER WHEELER LIMITED+                                                                                   3,954,352
     55,100  GRANITE CONSTRUCTION INCORPORATED                                                                         3,319,224
    148,500  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     7,968,510

                                                                                                                      15,242,086
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.30%
    214,000  KITE REALTY GROUP TRUST                                                                                   4,280,000
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.99%
    218,250  HILTON HOTELS CORPORATION<<                                                                               7,420,500
     46,200  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                     2,432,430

                                                                                                                       9,852,930
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.01%
    199,100  GAMESTOP CORPORATION CLASS A+                                                                             6,604,147
                                                                                                                  --------------
INSURANCE CARRIERS - 2.22%
     87,200  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      3,263,024
     83,200  PMI GROUP INCORPORATED                                                                                    4,032,704

                                                                                                                       7,295,728
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.96%
    120,700  CORNELL COMPANIES INCORPORATED+                                                                           2,887,144
     62,400  CORRECTIONS CORPORATION OF AMERICA+                                                                       3,544,320

                                                                                                                       6,431,464
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.72%
    228,300  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                      $    4,047,759
     47,900  C.R. BARD INCORPORATED                                                                                    3,981,927
    252,600  EV3 INCORPORATED+<<                                                                                       4,508,910
     62,600  HAEMONETICS CORPORATION+                                                                                  2,994,784

                                                                                                                      15,533,380
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 1.98%
    184,900  CYTYC CORPORATION+<<                                                                                      6,514,026
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 1.18%
     67,100  COVENTRY HEALTH CARE INCORPORATED+<<                                                                      3,880,393
                                                                                                                  --------------
METAL MINING - 3.25%
    230,412  GOLDCORP INCORPORATED                                                                                     5,608,228
    180,200  PAN AMERICAN SILVER CORPORATION+                                                                          5,090,650

                                                                                                                      10,698,878
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.40%
    240,000  COLDWATER CREEK INCORPORATED+                                                                             4,968,000
     74,400  DOLLAR TREE STORES INCORPORATED+                                                                          2,925,408

                                                                                                                       7,893,408
                                                                                                                  --------------
OIL & GAS EXTRACTION - 4.68%
    141,600  CHESAPEAKE ENERGY CORPORATION                                                                             4,779,000
     93,200  NEWFIELD EXPLORATION COMPANY+                                                                             4,077,500
    246,735  TETRA TECHNOLOGIES INCORPORATED+                                                                          6,536,010

                                                                                                                      15,392,510
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.47%
     46,600  PRECISION CASTPARTS CORPORATION                                                                           4,851,526
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.68%
     41,900  NUVEEN INVESTMENTS CLASS A                                                                                2,233,270
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.76%
     32,600  LOEWS CORPORATION - CAROLINA GROUP                                                                        2,494,878
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 3.41%
    192,450  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 6,087,194
     84,300  TRIUMPH GROUP INCORPORATED                                                                                5,126,283

                                                                                                                      11,213,477
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.69%
    114,415  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       2,276,859
                                                                                                                  --------------
WATER TRANSPORTATION - 0.48%
    102,450  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                              1,593,098
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.07%
    117,900  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                3,507,525
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $238,529,665)                                                                              307,975,136
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 3.96%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
     59,398  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $       59,398
      3,007  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               3,007

                                                                                                                          62,405
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.94%
$    35,639  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       05/14/2008            35,640
    182,452  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           182,521
     43,353  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007            43,169
     98,997  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.34        10/25/2007            99,006
     98,997  BANCO SANTANDER TOTTA LOAN+++/-                                            5.32        05/16/2008            99,007
    296,991  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007           297,009
    158,395  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $158,419)                                                            5.36        05/01/2007           158,395
    158,395  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007           157,749
     47,519  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007            47,311
     79,198  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007            79,175
     79,198  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007            78,771
     98,997  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007            98,679
     39,599  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007            39,403
     59,398  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007            59,009
    102,957  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007           102,193
    166,315  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007           164,597
    113,205  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007           112,957
    197,994  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007           196,927
    131,310  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007           130,926
     54,278  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007            53,946
     75,238  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007            74,756
     14,363  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007            14,273
     39,599  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007            39,195
     82,960  CHARTA LLC++                                                               5.31        06/22/2007            82,332
     39,599  CHEYNE FINANCE LLC                                                         5.29        06/19/2007            39,316
    257,392  CHEYNE FINANCE LLC+++/-                                                    5.29        02/25/2008           257,343
     17,661  CHEYNE FINANCE LLC                                                         5.30        05/14/2007            17,628
     98,997  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007            99,004
     39,599  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            39,597
     42,311  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            42,324
     43,658  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            43,675
  1,187,965  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,188,142)                 5.36        05/01/2007         1,187,965
     51,478  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007            50,842
     19,799  COMERICA BANK+/-                                                           5.32        02/08/2008            19,766
    159,979  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007           159,746
    316,791  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007           315,866
     98,997  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008            98,972
    197,994  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           197,992
    148,496  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007           148,193
     59,398  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007            59,347

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   153,339  DEER VALLEY FUNDING LLC++                                                  5.31%       05/10/2007    $      153,138
     98,997  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007            98,752
     19,194  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007            19,138
    143,724  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007           142,719
    866,922  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $867,051)                5.36        05/01/2007           866,922
    197,994  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.37        06/13/2007           198,008
     25,826  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007            25,578
     49,479  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            49,487
    110,877  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007           110,424
     98,997  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008            98,998
      7,920  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.42        05/15/2007             7,920
    138,596  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           138,606
    257,392  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           257,392
     98,997  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        05/23/2008            99,010
     23,759  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            23,761
     39,599  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            39,599
     12,046  KESTREL FUNDING US LLC                                                     5.27        05/21/2007            12,011
    217,794  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008           217,787
    180,056  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007           178,536
    197,994  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007           196,495
     26,701  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007            26,418
    118,796  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007           117,414
     71,278  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007            70,417
    242,895  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007           239,925
     60,551  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007            60,427
     55,522  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007            55,513
     49,499  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            49,498
     13,487  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007            13,462
    257,392  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007           257,017
    111,720  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007           111,378
    285,112  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007           284,864
     11,880  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007            11,724
    253,433  LIQUID FUNDING LIMITED+++/-                                                5.33        11/13/2007           253,433
     83,554  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007            83,587
     98,997  MORGAN STANLEY+/-                                                          5.31        07/12/2007            98,997
     98,997  MORGAN STANLEY+/-                                                          5.38        08/07/2007            98,997
    145,367  MORGAN STANLEY+/-                                                          5.48        07/27/2007           145,405
    876,479  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $876,609)              5.36        05/01/2007           876,479
     18,314  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008            18,316
     15,840  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007            15,841
    113,510  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007           113,552
     73,911  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007            73,825
    197,994  NORTHERN ROCK PLC+++/-SS.                                                  5.34        06/04/2008           198,006
     57,195  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        05/15/2007            57,195
     19,799  PICAROS FUNDING PLC++                                                      5.27        06/22/2007            19,650
    112,857  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007           113,015
     98,997  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.36        12/16/2007            98,997
     75,238  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007            75,238

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    16,018  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37%       10/22/2007    $       16,021
     49,780  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007            49,678
    142,556  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008           142,533
     91,077  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008            91,077
     15,840  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007            15,584
     79,198  SLM CORPORATION+++/-                                                       5.33        05/12/2008            79,090
    110,877  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008           110,919
     79,198  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007            78,151
     22,892  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            22,892
     98,997  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007            99,003
     98,997  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.34        05/08/2008            99,004
     39,599  VERSAILLES CDS LLC++                                                       5.31        05/11/2007            39,541
    197,994  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007           196,784
     27,992  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007            27,939
     90,931  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007            89,976
      8,359  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007             8,331

                                                                                                                      12,963,916
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,026,321)                                                            13,026,321
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 5.23%
 17,223,178  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             17,223,178
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,223,178)                                                                       17,223,178
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $268,779,164)*                                             102.76%                                          $  338,224,635
OTHER ASSETS AND LIABILITIES, NET                                 (2.76)                                              (9,088,680)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  329,135,955
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,223,178.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 93.80%

AEROSPACE, DEFENSE - 1.88%
    145,252  BE AEROSPACE INCORPORATED+                                                                           $    5,323,486
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 1.52%
     83,503  LIFE TIME FITNESS INCORPORATED+                                                                           4,292,054
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 4.78%
     81,000  AEROPOSTALE INCORPORATED+                                                                                 3,333,150
     76,991  DSW INCORPORATED CLASS A+                                                                                 2,984,171
     49,100  LIMITED BRANDS INCORPORATED                                                                               1,353,687
     37,800  NORDSTROM INCORPORATED                                                                                    2,075,976
     41,789  UNDER ARMOUR INCORPORATED+                                                                                2,110,345
     64,700  URBAN OUTFITTERS INCORPORATED+                                                                            1,666,672

                                                                                                                      13,524,001
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.01%
     51,300  PHILLIPS-VAN HEUSEN CORPORATION                                                                           2,867,670
                                                                                                                  --------------
BIOPHARMACEUTICALS - 2.53%
     61,200  CELGENE CORPORATION+                                                                                      3,742,992
     41,900  GILEAD SCIENCES INCORPORATED+                                                                             3,424,068

                                                                                                                       7,167,060
                                                                                                                  --------------
BUSINESS SERVICES - 10.15%
    109,600  ADOBE SYSTEMS INCORPORATED+                                                                               4,554,976
     47,200  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                      3,004,752
    134,100  AUTODESK INCORPORATED+                                                                                    5,534,307
     64,200  CERNER CORPORATION+                                                                                       3,418,008
     73,700  CITRIX SYSTEMS INCORPORATED+                                                                              2,402,620
     64,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       5,721,600
     53,000  F5 NETWORKS INCORPORATED+                                                                                 4,069,340

                                                                                                                      28,705,603
                                                                                                                  --------------
COMMUNICATIONS - 8.59%
    130,700  AMERICAN TOWER CORPORATION CLASS A+                                                                       4,966,600
     76,800  EQUINIX INCORPORATED+                                                                                     6,410,496
     92,390  NII HOLDINGS INCORPORATED+                                                                                7,090,933
     76,100  SAVVIS INCORPORATED+                                                                                      3,924,477
     63,900  SBA COMMUNICATIONS CORPORATION+                                                                           1,879,938

                                                                                                                      24,272,444
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 0.69%
     40,600  MARSHALL & ILSLEY CORPORATION                                                                             1,949,612
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.32%
    105,900  COVANTA HOLDING CORPORATION+                                                                              2,598,786
    134,300  WILLIAMS COMPANIES INCORPORATED                                                                           3,961,850

                                                                                                                       6,560,636
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.59%
     59,457  CIENA CORPORATION+                                                                                   $    1,733,766
     62,400  COOPER INDUSTRIES LIMITED CLASS A                                                                         3,105,024
     68,260  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   3,746,109
     85,100  NETWORK APPLIANCE INCORPORATED+                                                                           3,166,571
     64,100  NVIDIA CORPORATION+                                                                                       2,108,249
    111,445  TESSERA TECHNOLOGIES INCORPORATED+                                                                        4,768,732

                                                                                                                      18,628,451
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.80%
     46,800  GEN-PROBE INCORPORATED+                                                                                   2,391,948
     65,250  IHS INCORPORATED+                                                                                         2,697,435

                                                                                                                       5,089,383
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.44%
     34,000  PILGRIMS PRIDE CORPORATION                                                                                1,241,340
                                                                                                                  --------------
FOOD STORES - 1.58%
     79,606  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                        2,562,517
     34,000  PANERA BREAD COMPANY+                                                                                     1,893,460

                                                                                                                       4,455,977
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.35%
     48,300  JC PENNEY COMPANY INCORPORATED                                                                            3,820,047
                                                                                                                  --------------
HEALTH SERVICES - 2.95%
     71,500  COVANCE INCORPORATED+                                                                                     4,325,750
     70,500  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     4,022,025

                                                                                                                       8,347,775
                                                                                                                  --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 4.49%
     48,418  FOSTER WHEELER LIMITED+                                                                                   3,332,611
     46,800  GRANITE CONSTRUCTION INCORPORATED                                                                         2,819,232
    122,000  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     6,546,520

                                                                                                                      12,698,363
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.39%
    140,300  HILTON HOTELS CORPORATION                                                                                 4,770,200
    106,500  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               4,814,865

                                                                                                                       9,585,065
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.88%
     31,500  DEERE & COMPANY                                                                                           3,446,100
    141,500  GAMESTOP CORPORATION CLASS A+                                                                             4,693,555

                                                                                                                       8,139,655
                                                                                                                  --------------
INSURANCE CARRIERS - 2.15%
     70,000  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      2,619,400
     71,100  PMI GROUP INCORPORATED                                                                                    3,446,217

                                                                                                                       6,065,617
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.39%
    192,600  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                      $    3,414,798
     33,100  C.R. BARD INCORPORATED                                                                                    2,751,603
     50,100  HAEMONETICS CORPORATION+                                                                                  2,396,784
     74,200  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                  3,862,852

                                                                                                                      12,426,037
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 1.40%
    112,100  CYTYC CORPORATION+                                                                                        3,949,279
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 2.37%
     66,150  COVENTRY HEALTH CARE INCORPORATED+<<                                                                      3,825,455
     36,700  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      2,863,334

                                                                                                                       6,688,789
                                                                                                                  --------------
MEDICAL PRODUCTS - 1.93%
     45,000  ALLERGAN INCORPORATED                                                                                     5,454,000
                                                                                                                  --------------
METAL MINING - 4.24%
    323,100  GOLDCORP INCORPORATED                                                                                     7,864,254
    145,500  PAN AMERICAN SILVER CORPORATION+                                                                          4,110,375

                                                                                                                      11,974,629
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.71%
    199,000  COLDWATER CREEK INCORPORATED+                                                                             4,119,300
     97,582  CVS CORPORATION                                                                                           3,536,372

                                                                                                                       7,655,672
                                                                                                                  --------------
OIL & GAS EXTRACTION - 5.78%
     59,800  CANADIAN NATURAL RESOURCES LIMITED                                                                        3,564,678
    145,910  CHESAPEAKE ENERGY CORPORATION                                                                             4,924,463
     69,100  NEWFIELD EXPLORATION COMPANY+                                                                             3,023,125
    182,300  TETRA TECHNOLOGIES INCORPORATED+                                                                          4,829,127

                                                                                                                      16,341,393
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 2.08%
     56,550  PRECISION CASTPARTS CORPORATION                                                                           5,887,421
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.40%
     37,100  NUVEEN INVESTMENTS CLASS A                                                                                1,977,430
     39,599  T. ROWE PRICE GROUP INCORPORATED<<                                                                        1,967,278

                                                                                                                       3,944,708
                                                                                                                  --------------
TOBACCO PRODUCTS - 2.26%
     83,400  LOEWS CORPORATION - CAROLINA GROUP                                                                        6,382,602
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.76%
     69,900  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 2,210,937
     27,100  TEXTRON INCORPORATED                                                                                      2,755,257

                                                                                                                       4,966,194
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.66%
     94,472  HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       1,879,993
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WATER TRANSPORTATION - 0.46%
     84,200  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                         $    1,309,310
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.27%
    120,550  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                3,586,363
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $221,412,553)                                                                              265,180,629
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 3.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.02%
     40,477  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       40,477
      2,049  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               2,049

                                                                                                                          42,526
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.12%
$    24,286  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       05/14/2008            24,287
    124,330  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           124,378
     29,542  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007            29,417
     67,461  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.34        10/25/2007            67,467
     67,461  BANCO SANTANDER TOTTA LOAN+++/-                                            5.32        05/16/2008            67,468
    202,383  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007           202,395
    107,937  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $107,953)                                                  5.36        05/01/2007           107,937
    107,937  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007           107,497
     32,381  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007            32,240
     53,969  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007            53,953
     53,969  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007            53,678
     67,461  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007            67,244
     26,984  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007            26,851
     40,477  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007            40,211
     70,159  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007            69,639
    113,334  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007           112,163
     77,143  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007            76,974
    134,922  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007           134,194
     89,480  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007            89,219
     36,987  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007            36,761
     51,270  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007            50,942
      9,787  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007             9,726
     26,984  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007            26,709
     56,532  CHARTA LLC++                                                               5.31        06/22/2007            56,104
     26,984  CHEYNE FINANCE LLC                                                         5.29        06/19/2007            26,792
    175,398  CHEYNE FINANCE LLC+++/-                                                    5.29        02/25/2008           175,365
     12,035  CHEYNE FINANCE LLC                                                         5.30        05/14/2007            12,012
     67,461  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007            67,466
     26,984  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            26,983
     28,833  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            28,841
     29,750  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            29,762
    809,530  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $809,651)                   5.36        05/01/2007           809,530
     35,080  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007            34,646
     13,492  COMERICA BANK+/-                                                           5.32        02/08/2008            13,469

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   109,017  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31%       05/11/2007    $      108,858
    215,875  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007           215,244
     67,461  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008            67,444
    134,922  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           134,920
    101,191  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007           100,985
     40,477  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007            40,441
    104,491  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007           104,355
     67,461  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007            67,294
     13,079  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007            13,041
     97,940  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007            97,255
    590,758  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $590,846)                5.36        05/01/2007           590,758
    134,922  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.37        06/13/2007           134,931
     17,599  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007            17,430
     33,717  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            33,723
     75,556  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007            75,248
     67,461  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008            67,462
      5,397  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.42        05/15/2007             5,397
     94,445  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            94,452
    175,398  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           175,398
     67,461  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        05/23/2008            67,470
     16,191  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            16,192
     26,984  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            26,984
      8,209  KESTREL FUNDING US LLC                                                     5.27        05/21/2007             8,185
    148,414  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008           148,409
    122,698  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007           121,662
    134,922  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007           133,900
     18,196  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007            18,002
     80,953  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007            80,011
     48,572  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007            47,985
    165,519  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007           163,495
     41,262  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007            41,178
     37,835  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007            37,829
     33,730  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            33,730
      9,191  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007             9,173
    175,398  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007           175,142
     76,131  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007            75,898
    194,287  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007           194,118
      8,095  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007             7,989
    172,700  LIQUID FUNDING LIMITED+++/-                                                5.33        11/13/2007           172,700
     56,937  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007            56,960
     67,461  MORGAN STANLEY+/-                                                          5.31        07/12/2007            67,461
     67,461  MORGAN STANLEY+/-                                                          5.38        08/07/2007            67,461
     99,060  MORGAN STANLEY+/-                                                          5.48        07/27/2007            99,085
    597,270  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $597,359)              5.36        05/01/2007           597,270
     12,480  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008            12,481
     10,794  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007            10,795
     77,351  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007            77,379

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    50,366  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30%       05/09/2007    $       50,307
    134,922  NORTHERN ROCK PLC+++/-SS.                                                  5.34        06/04/2008           134,930
     38,975  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        05/15/2007            38,975
     13,492  PICAROS FUNDING PLC++                                                      5.27        06/22/2007            13,390
     76,905  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007            77,013
     67,461  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.36        12/16/2007            67,461
     51,270  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007            51,270
     10,915  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        10/22/2007            10,918
     33,922  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007            33,853
     97,144  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008            97,128
     62,064  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008            62,064
     10,794  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007            10,620
     53,969  SLM CORPORATION+++/-                                                       5.33        05/12/2008            53,895
     75,556  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008            75,585
     53,969  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007            53,255
     15,600  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            15,599
     67,461  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007            67,465
     67,461  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.34        05/08/2008            67,466
     26,984  VERSAILLES CDS LLC++                                                       5.31        05/11/2007            26,945
    134,922  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007           134,097
     19,075  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007            19,039
     61,964  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007            61,315
      5,696  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007             5,677

                                                                                                                       8,834,167
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,876,693)                                                              8,876,693
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 5.86%
 16,577,457  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             16,577,457
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,577,457)                                                                       16,577,457
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $246,866,703)*                                             102.80%                                          $  290,634,779
OTHER ASSETS AND LIABILITIES, NET                                 (2.80)                                              (7,917,923)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  282,716,856
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,577,457.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 86.93%

AGRICULTURAL PRODUCTION CROPS - 1.99%
    648,000  DELTA & PINE LAND COMPANY                                                                            $   26,723,520
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.01%
      5,800  PDL BIOPHARMA INCORPORATED+                                                                                 146,508
                                                                                                                  --------------
BUSINESS SERVICES - 3.90%
  2,120,000  BEA SYSTEMS INCORPORATED+                                                                                24,994,800
    245,000  ELECTRONIC ARTS INCORPORATED+                                                                            12,350,450
    510,000  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      14,912,400
      5,000  SYMANTEC CORPORATION+<<                                                                                      88,000

                                                                                                                      52,345,650
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 1.22%
    405,000  HOSPIRA INCORPORATED+                                                                                    16,422,750
                                                                                                                  --------------
COMMUNICATIONS - 0.33%
     28,600  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 1,013,298
      3,000  IAC/INTERACTIVECORP+                                                                                        114,360
        368  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                                        41,573
    130,200  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   3,258,906

                                                                                                                       4,428,137
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 0.19%
     30,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                     1,214,400
     89,359  FIRST FINANCIAL BANCORP                                                                                   1,331,449

                                                                                                                       2,545,849
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.67%
    562,000  OSI RESTAURANT PARTNERS INCORPORATED<<                                                                   22,373,220
                                                                                                                  --------------
EDUCATIONAL SERVICES - 2.97%
     55,000  APOLLO GROUP INCORPORATED CLASS A+<<                                                                      2,601,500
  2,695,000  CORINTHIAN COLLEGES INCORPORATED+                                                                        37,271,850

                                                                                                                      39,873,350
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 9.77%
  1,340,000  DUQUESNE LIGHT HOLDINGS INCORPORATED                                                                     26,719,600
  1,290,000  KEYSPAN CORPORATION                                                                                      53,418,900
     15,000  PNM RESOURCES INCORPORATED                                                                                  488,250
  1,350,000  WASTE MANAGEMENT INCORPORATED                                                                            50,503,500

                                                                                                                     131,130,250
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.73%
     40,000  KLA-TENCOR CORPORATION                                                                                    2,222,000
    593,474  NORTEL NETWORKS CORPORATION ADR+<<                                                                       13,578,685
    250,000  XILINX INCORPORATED                                                                                       7,370,000

                                                                                                                      23,170,685
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.11%
    100,000  SERVICEMASTER COMPANY                                                                                     1,539,000
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS - 17.84%
  2,311,000  COCA-COLA ENTERPRISES INCORPORATED<<                                                                 $   50,703,340
    740,000  CONAGRA FOODS INCORPORATED                                                                               18,189,200
  3,455,000  DEL MONTE FOODS COMPANY                                                                                  40,078,000
     58,200  HERCULES INCORPORATED+                                                                                    1,096,488
    657,200  SARA LEE CORPORATION                                                                                     10,784,652
    770,000  THE HERSHEY COMPANY<<                                                                                    42,319,200
    741,600  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                     21,498,984
    538,000  TYSON FOODS INCORPORATED CLASS A                                                                         11,276,480
    740,000  WM. WRIGLEY JR. COMPANY                                                                                  43,571,200

                                                                                                                     239,517,544
                                                                                                                  --------------
FOOD STORES - 6.13%
    555,000  KONINKLIJKE AHOLD NV                                                                                      7,069,145
  2,550,000  KROGER COMPANY                                                                                           75,250,500

                                                                                                                      82,319,645
                                                                                                                  --------------
HEALTH SERVICES - 0.53%
    402,000  NEKTAR THERAPEUTICS+                                                                                      4,972,740
     40,000  TRIAD HOSPITALS INCORPORATED+                                                                             2,125,600

                                                                                                                       7,098,340
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.25%
  1,195,000  APPLIED MATERIALS INCORPORATED<<                                                                         22,967,900
    635,300  INTERMEC INCORPORATED+                                                                                   14,186,249
  1,115,000  PALL CORPORATION                                                                                         46,774,250

                                                                                                                      83,928,399
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.98%
  1,260,000  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                40,017,600
                                                                                                                  --------------
INSURANCE CARRIERS - 0.59%
    220,000  OHIO CASUALTY CORPORATION                                                                                 6,960,800
     10,000  SAFECO CORPORATION                                                                                          667,400
      5,000  TRAVELERS COMPANIES INCORPORATED                                                                            270,500

                                                                                                                       7,898,700
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.52%
    200,000  MILLIPORE CORPORATION+                                                                                   14,766,000
    235,000  PERKINELMER INCORPORATED                                                                                  5,687,000

                                                                                                                      20,453,000
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 3.67%
    640,000  MEDTRONIC INCORPORATED<<                                                                                 33,875,200
    360,000  ST. JUDE MEDICAL INCORPORATED+<<                                                                         15,404,400

                                                                                                                      49,279,600
                                                                                                                  --------------
MEDICAL PRODUCTS - 4.54%
    216,000  BAXTER INTERNATIONAL INCORPORATED                                                                        12,232,080
    700,000  BIOMET INCORPORATED                                                                                      30,240,000
    205,000  ZIMMER HOLDINGS INCORPORATED+<<                                                                          18,548,400

                                                                                                                      61,020,480
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
METAL MINING - 18.89%
    569,700  ANGLOGOLD ASHANTI LIMITED ADR<<                                                                      $   25,391,529
  1,860,000  BARRICK GOLD CORPORATION                                                                                 52,284,600
  1,617,900  GAMMON LAKE RESOURCES INCORPORATED+<<                                                                    26,129,085
  2,115,000  GOLD FIELDS LIMITED ADR<<                                                                                38,006,550
  1,375,000  GOLDCORP INCORPORATED                                                                                    33,467,500
    138,500  IAMGOLD CORPORATION                                                                                       1,124,620
  2,780,000  KINROSS GOLD CORPORATION+<<                                                                              37,057,400
    964,000  NEWMONT MINING CORPORATION<<                                                                             40,198,800

                                                                                                                     253,660,084
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.01%
      6,000  HANOVER COMPRESSOR COMPANY+                                                                                 129,780
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.01%
      5,000  MEADWESTVACO CORPORATION                                                                                    166,800
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.07%
     30,500  CBS CORPORATION CLASS B<<                                                                                   968,985
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.01%
      3,270  SUPERVALU INCORPORATED                                                                                      150,094
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $1,039,147,686)                                                                          1,167,307,970
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 10.60%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%

    648,900  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      648,900
     32,847  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              32,847

                                                                                                                         681,747
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.55%
$   389,340  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        05/14/2008           389,356
  1,993,206  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007         1,993,963
    473,611  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.31         05/30/2007           471,607
  1,081,501  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.34         10/25/2007         1,081,598
  1,081,501  BANCO SANTANDER TOTTA LOAN+++/-                                           5.32         05/16/2008         1,081,609
  3,244,502  BANK OF AMERICA NA SERIES BKNT+/-                                         5.36         06/19/2007         3,244,697
  1,730,401  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,730,659)                                               5.36         05/01/2007         1,730,401
  1,730,401  BUCKINGHAM II CDO LLC                                                     5.31         05/29/2007         1,723,341
    519,120  CAIRN HIGH GRADE FUNDING I LLC++                                          5.27         05/31/2007           516,852
    865,201  CAIRN HIGH GRADE FUNDING I LLC++                                          5.28         05/03/2007           864,950
    865,201  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/07/2007           860,537
  1,081,501  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         05/23/2007         1,078,029
    432,600  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/04/2007           430,459
    648,900  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/15/2007           644,650
  1,124,761  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         06/21/2007         1,116,415
  1,816,921  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/11/2007         1,798,152
  1,236,718  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28         05/16/2007         1,234,009
  2,163,001  CEDAR SPRINGS CAPITAL COMPANY++                                           5.28         06/07/2007         2,151,343
  1,434,502  CEDAR SPRINGS CAPITAL COMPANY++                                           5.29         05/21/2007         1,430,314

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   592,965  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29%       06/12/2007    $      589,342
    821,940  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007           816,680
    156,904  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           155,922
    432,600  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           428,192
    906,298  CHARTA LLC++                                                               5.31        06/22/2007           899,437
    432,600  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           429,516
  2,811,902  CHEYNE FINANCE LLC+++/-                                                    5.29        02/25/2008         2,811,367
    192,940  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           192,573
  1,081,501  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.32        07/16/2007         1,081,576
    432,600  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           432,583
    462,233  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           462,372
    476,942  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           477,128
 12,978,008  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,979,940)                5.36        05/01/2007        12,978,008
    562,380  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007           555,424
    216,300  COMERICA BANK+/-                                                           5.32        02/08/2008           215,935
  1,747,705  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007         1,745,153
  3,460,802  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007         3,450,697
  1,081,501  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008         1,081,230
  2,163,001  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007         2,162,980
  1,622,251  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007         1,618,942
    648,900  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007           648,336
  1,675,158  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007         1,672,964
  1,081,501  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007         1,078,819
    209,681  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007           209,069
  1,570,123  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007         1,559,147
  9,470,749  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,472,159)              5.36        05/01/2007         9,470,749
  2,163,001  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.37        06/13/2007         2,163,153
    282,142  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007           279,431
    540,534  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           540,626
  1,211,281  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007         1,206,339
  1,081,501  HARRIER FINANCE FUNDING LLC+++/-                                           5.30        01/11/2008         1,081,511
     86,520  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.42        05/15/2007            86,522
  1,514,101  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         1,514,207
  2,811,902  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         2,811,902
  1,081,501  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        05/23/2008         1,081,641
    259,560  K2 (USA) LLC+++/-                                                          5.30        07/16/2007           259,581
    432,600  K2 (USA) LLC+++/-                                                          5.33        09/28/2007           432,600
    131,597  KESTREL FUNDING US LLC                                                     5.27        05/21/2007           131,213
  2,379,301  KESTREL FUNDING US LLC+++/-                                                5.29        02/25/2008         2,379,230
  1,967,033  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007         1,950,432
  2,163,001  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007         2,146,627
    291,702  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007           288,602
  1,297,801  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007         1,282,694
    778,680  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007           769,274
  2,653,527  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007         2,621,074
    661,489  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007           660,140
    606,549  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007           606,458
    540,750  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           540,745

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   147,344  LIBERTY HARBOUR CDO II LIMITED                                             5.30%       05/14/2007    $      147,064
  2,811,902  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007         2,807,796
  1,220,495  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007         1,216,760
  3,114,722  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007         3,112,012
    129,780  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007           128,080
  2,768,642  LIQUID FUNDING LIMITED+++/-                                                5.33        11/13/2007         2,768,642
    912,787  METLIFE GLOBAL FUNDING I+++/-                                              5.42        10/05/2007           913,152
  1,081,501  MORGAN STANLEY+/-                                                          5.31        07/12/2007         1,081,501
  1,081,501  MORGAN STANLEY+/-                                                          5.38        08/07/2007         1,081,501
  1,588,076  MORGAN STANLEY+/-                                                          5.48        07/27/2007         1,588,488
  9,575,155  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $9,576,580)            5.36        05/01/2007         9,575,155
    200,078  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008           200,094
    173,040  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007           173,061
  1,240,049  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007         1,240,507
    807,448  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007           806,504
  2,163,001  NORTHERN ROCK PLC+++/-SS.                                                  5.34        06/04/2008         2,163,131
    624,834  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        05/15/2007           624,834
    216,300  PICAROS FUNDING PLC++                                                      5.27        06/22/2007           214,663
  1,232,911  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007         1,234,637
  1,081,501  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.36        12/16/2007         1,081,501
    821,940  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007           821,940
    174,987  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        10/22/2007           175,025
    543,822  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007           542,712
  1,557,361  SEDNA FINANCE INCORPORATED+++/-                                            5.29        04/10/2008         1,557,112
    994,981  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008           994,981
    173,040  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007           170,249
    865,201  SLM CORPORATION+++/-                                                       5.33        05/12/2008           864,024
  1,211,281  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008         1,211,741
    865,201  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007           853,763
    250,086  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           250,081
  1,081,501  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007         1,081,566
  1,081,501  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.34        05/08/2008         1,081,576
    432,600  VERSAILLES CDS LLC++                                                       5.31        05/11/2007           431,969
  2,163,001  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007         2,149,785
    305,805  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007           305,224
    993,380  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007           982,969
     91,322  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007            91,010

                                                                                                                     141,625,235
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $142,306,982)                                                          142,306,982
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 12.89%
173,103,752  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $  173,103,752
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $173,103,752)                                                                     173,103,752
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,354,558,420)*                                         110.42%                                            $1,482,718,704
OTHER ASSETS AND LIABILITIES, NET                              (10.42)                                              (139,880,464)
                                                               ------                                             --------------

TOTAL NET ASSETS                                               100.00%                                            $1,342,838,240
                                                               ======                                             ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $173,103,752.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 78.19%

AMUSEMENT & RECREATION SERVICES - 1.16%
    610,000  INTERNATIONAL GAME TECHNOLOGY                                                                        $   23,265,400
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 2.57%
    460,000  NORDSTROM INCORPORATED<<                                                                                 25,263,200
  1,010,000  URBAN OUTFITTERS INCORPORATED+                                                                           26,017,600

                                                                                                                      51,280,800
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.28%
  1,255,000  AUTONATION INCORPORATED<<+                                                                               25,652,200
                                                                                                                  --------------
BUSINESS SERVICES - 12.26%
  1,410,000  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                   31,302,000
  2,750,000  CNET NETWORKS INCORPORATED+                                                                              23,182,500
    520,770  ELECTRONIC ARTS INCORPORATED<<+                                                                          26,252,002
    932,000  IMS HEALTH INCORPORATED                                                                                  27,335,570
  2,265,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             28,720,200
  1,210,000  JUNIPER NETWORKS INCORPORATED<<+                                                                         27,055,600
    225,000  OMNICOM GROUP INCORPORATED                                                                               23,559,750
  1,535,000  RED HAT INCORPORATED+                                                                                    32,449,900
    915,000  VERISIGN INCORPORATED<<+                                                                                 25,025,250

                                                                                                                     244,882,772
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 6.32%
    644,800  AMYLIN PHARMACEUTICALS INCORPORATED+                                                                     26,649,584
    370,000  CLOROX COMPANY                                                                                           24,819,600
    171,900  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                               5,318,586
  1,215,000  PDL BIOPHARMA INCORPORATED+                                                                              30,690,900
    600,000  PRAXAIR INCORPORATED                                                                                     38,730,000

                                                                                                                     126,208,670
                                                                                                                  --------------
COMMUNICATIONS - 4.39%
    800,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                  26,224,000
  1,065,000  COMCAST CORPORATION CLASS A+                                                                             28,116,000
    150,000  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A<<+                                                    16,945,500
    657,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                  16,444,710

                                                                                                                      87,730,210
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.77%
    580,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                    23,478,400
    295,000  FIFTH THIRD BANCORP                                                                                      11,974,050

                                                                                                                      35,452,450
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.55%
  1,260,000  NISOURCE INCORPORATED                                                                                    30,983,400
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.58%
  9,112,600  ARM HOLDINGS PLC                                                                                         24,243,874
  2,440,000  CELESTICA INCORPORATED+                                                                                  16,567,600
    495,200  MICROSEMI CORPORATION+                                                                                   11,444,072

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    995,000  MOLEX INCORPORATED CLASS A                                                                           $   26,656,050
  3,620,000  SANMINA-SCI CORPORATION+                                                                                 12,489,000

                                                                                                                      91,400,596
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.72%
    880,000  ACCENTURE LIMITED CLASS A<<#                                                                             34,408,000
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.56%
    325,000  FORTUNE BRANDS INCORPORATED                                                                              26,032,500
    490,000  ILLINOIS TOOL WORKS INCORPORATED                                                                         25,141,900

                                                                                                                      51,174,400
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.28%
    780,000  PEPSI BOTTLING GROUP INCORPORATED                                                                        25,591,800
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.40%
    470,000  TARGET CORPORATION<<                                                                                     27,903,900
                                                                                                                  --------------
HEALTH SERVICES - 0.81%
  1,520,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+                                                    16,248,800
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.26%
    620,000  BED BATH & BEYOND INCORPORATED<<+                                                                        25,258,800
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.52%
    500,000  DOVER CORPORATION                                                                                        24,060,000
    625,000  PALL CORPORATION                                                                                         26,218,750

                                                                                                                      50,278,750
                                                                                                                  --------------
INSURANCE CARRIERS - 6.29%
    470,000  ACE LIMITED#                                                                                             27,946,200
    260,000  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     23,868,000
    425,000  MGIC INVESTMENT CORPORATION                                                                              26,184,250
    415,000  RENAISSANCERE HOLDINGS LIMITED                                                                           22,472,250
    324,000  XL CAPITAL LIMITED CLASS A                                                                               25,265,520

                                                                                                                     125,736,220
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.28%
    240,000  MEDTRONIC INCORPORATED<<                                                                                 12,703,200
    347,000  ROCKWELL AUTOMATION INCORPORATED<<                                                                       20,660,380
    540,000  WATERS CORPORATION+#                                                                                     32,092,200

                                                                                                                      65,455,780
                                                                                                                  --------------
METAL MINING - 0.86%
    255,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      17,125,800
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 3.06%
    865,000  CVS CORPORATION                                                                                          31,347,600
  1,205,000  STAPLES INCORPORATED                                                                                     29,884,000

                                                                                                                      61,231,600
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.48%
  1,090,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                29,495,400
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION - 8.15%
    506,000  APACHE CORPORATION                                                                                   $   36,685,000
    550,000  GLOBALSANTAFE CORPORATION                                                                                35,161,500
    455,000  TRANSOCEAN INCORPORATED+                                                                                 39,221,000
    985,000  WEATHERFORD INTERNATIONAL LIMITED<<+                                                                     51,702,650

                                                                                                                     162,770,150
                                                                                                                  --------------
PERSONAL SERVICES - 1.15%
    601,000  REGIS CORPORATION                                                                                        22,976,230
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.12%
    515,000  E.W. SCRIPPS COMPANY CLASS A                                                                             22,299,500
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.09%
    220,000  LEGG MASON INCORPORATED<<                                                                                21,821,800
                                                                                                                  --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.31%
    960,000  ASML HOLDING NV NEW YORK REGISTERED SHARES<<+                                                            26,160,000
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 1.22%
    270,000  MOHAWK INDUSTRIES INCORPORATED+#                                                                         24,343,200
                                                                                                                  --------------
TRANSPORTATION BY AIR - 1.75%
    412,500  AIR CANADA                                                                                                6,206,640
    645,800  AIR CANADA CLASS A+                                                                                       9,716,965
  1,324,200  SOUTHWEST AIRLINES COMPANY                                                                               19,002,270

                                                                                                                      34,925,875
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,172,223,986)                                                                          1,562,062,503
                                                                                                                  --------------
INVESTMENT COMPANIES - 2.94%

STOCK FUNDS - 2.94%
    435,000  ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                    30,197,700
    180,000  MIDCAP SPDR TRUST SERIES 1<<                                                                             28,566,000

                                                                                                                      58,763,700
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $39,827,603)                                                                         58,763,700
                                                                                                                  --------------

CONTRACTS                                                                          STRIKE PRICE  EXPIRATION DATE
OPTIONS - 0.00%

        900  ACCENTURE LIMITED CLASS A PUT                                            $35.00        05/19/2007             4,500
        200  ACE LIMITED PUT                                                           60.00        05/19/2007            19,800
        650  WATERS CORPORATION PUT                                                    55.00        05/19/2007             6,500

TOTAL OPTIONS (PREMIUMS RECEIVED $715,048)                                                                                30,800
                                                                                                                  --------------

SHARES
RIGHTS - 0.00%
    566,000  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

UNITS        SECURITY NAME                                                                        MATURITY DATE        VALUE
EXCHANGEABLE NOTES - 9.27%
    369,400  BAKER HUGHES INCORPORATED+ (J)                                                         07/20/2007    $   28,525,068
    495,000  BEST BUY CORPORATION+ (J)                                                              08/02/2007        23,972,850
    255,000  MEDTRONIC INCORPORATED MTN+ ++ (J)                                                     10/05/2007        13,281,420
    545,000  MEMC ELECTRONIC MATERIALS INCORPORATED MTN+ (J)                                        10/02/2007        31,075,900
    567,000  SANDISK CORPORATION MTN+ ++ (J)                                                        09/13/2007        24,256,260
    350,000  SUNCOR ENERGY INCORPRATED MTN+ ++ (J)                                                  09/04/2007        27,774,600
    284,000  UNITEDHEALTHCARE GROUP INCORPORATED+ (J)                                               05/18/2007        15,063,360
    268,000  WEYERHAEUSER COMPANY MTN+ ++ (J)                                                       09/20/2007        21,236,320

TOTAL EXCHANGEABLE NOTES (COST $178,205,720)                                                                         185,185,778
                                                                                                                  --------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 9.31%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%
    847,619  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      847,619
     42,907  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              42,907

                                                                                                                         890,526
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.26%

$   508,571  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008           508,592
  2,603,602  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         2,604,592
    618,649  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007           616,032
  1,412,698  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007         1,412,825
  1,412,698  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008         1,412,839
  4,238,094  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007         4,238,348
  2,260,317  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $2,260,653)                                                          5.36        05/01/2007         2,260,317
  2,260,317  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007         2,251,095
    678,095  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007           675,132
  1,130,158  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007         1,129,831
  1,130,158  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007         1,124,067
  1,412,698  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007         1,408,163
    565,079  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007           562,282
    847,619  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007           842,067
  1,469,206  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007         1,458,304
  2,373,332  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007         2,348,816
  1,615,448  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007         1,611,910
  2,825,396  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007         2,810,167
  1,873,803  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007         1,868,331
    774,554  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007           769,821
  1,073,650  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007         1,066,779
    204,954  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007           203,671
    565,079  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007           559,321
  1,183,841  CHARTA LLC++                                                               5.31        06/22/2007         1,174,879
    565,079  CHEYNE FINANCE LLC                                                         5.29        06/19/2007           561,050
  3,673,015  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008         3,672,317
    252,025  CHEYNE FINANCE LLC                                                         5.30        05/14/2007           251,546
  1,412,698  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007         1,412,797

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   565,079  CIT GROUP INCORPORATED+/-                                                5.42%         12/19/2007    $      565,057
    603,787  CIT GROUP INCORPORATED+/-                                                5.57          09/20/2007           603,968
    623,000  CIT GROUP INCORPORATED+/-                                                5.59          11/23/2007           623,243
 16,952,375  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $16,954,899)              5.36          05/01/2007        16,952,375
    734,603  COBBLER FUNDING LIMITED++                                                5.33          07/25/2007           725,516
    282,540  COMERICA BANK+/-                                                         5.32          02/08/2008           282,062
  2,282,920  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                             5.31          05/11/2007         2,279,587
  4,520,633  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                             5.31          05/21/2007         4,507,433
  1,412,698  CULLINAN FINANCE CORPORATION+/-++                                        5.32          02/12/2008         1,412,345
  2,825,396  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                            5.28          06/25/2007         2,825,368
  2,119,047  DEER VALLEY FUNDING LLC++                                                5.27          05/15/2007         2,114,724
    847,619  DEER VALLEY FUNDING LLC                                                  5.31          05/07/2007           846,881
  2,188,156  DEER VALLEY FUNDING LLC++                                                5.31          05/10/2007         2,185,290
  1,412,698  DEER VALLEY FUNDING LLC++                                                5.31          05/18/2007         1,409,194
    273,894  DEER VALLEY FUNDING LLC++                                                5.31          05/21/2007           273,094
  2,050,955  DEER VALLEY FUNDING LLC++                                                5.32          06/18/2007         2,036,619
 12,371,058  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $12,372,900)           5.36          05/01/2007        12,371,058
  2,825,396  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                5.37          06/13/2007         2,825,594
    368,545  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.27          07/06/2007           365,003
    706,066  GENWORTH FINANCIAL INCORPORATED+/-                                       5.50          06/15/2007           706,186
  1,582,222  GEORGE STREET FINANCE LLC++                                              5.31          05/29/2007         1,575,766
  1,412,698  HARRIER FINANCE FUNDING LLC+/-++                                         5.30          01/11/2008         1,412,712
    113,016  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                              5.42          05/15/2007           113,018
  1,977,777  IBM CORPORATION SERIES MTN+/-                                            5.35          06/28/2007         1,977,916
  3,673,015  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39          09/17/2007         3,673,015
  1,412,698  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.32          05/23/2008         1,412,882
    339,048  K2 (USA) LLC+/-++                                                        5.30          07/16/2007           339,075
    565,079  K2 (USA) LLC+/-++                                                        5.33          09/28/2007           565,079
    171,897  KESTREL FUNDING US LLC                                                   5.27          05/21/2007           171,395
  3,107,935  KESTREL FUNDING US LLC+/-++                                              5.29          02/25/2008         3,107,842
  2,569,415  KESTREL FUNDING US LLC++                                                 5.30          06/28/2007         2,547,729
  2,825,396  KLIO III FUNDING CORPORATION++                                           5.31          06/22/2007         2,804,008
    381,033  KLIO III FUNDING CORPORATION++                                           5.32          07/13/2007           376,983
  1,695,237  KLIO III FUNDING CORPORATION++                                           5.32          07/20/2007         1,675,505
  1,017,143  KLIO III FUNDING CORPORATION++                                           5.32          07/23/2007         1,004,855
  3,466,139  KLIO III FUNDING CORPORATION++                                           5.33          07/24/2007         3,423,748
    864,063  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.31          05/15/2007           862,300
    792,298  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.32          05/02/2007           792,179
    706,349  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33          06/26/2007           706,342
    192,466  LIBERTY HARBOUR CDO II LIMITED                                           5.30          05/14/2007           192,100
  3,673,015  LIBERTY HARBOUR CDO II LIMITED                                           5.31          05/11/2007         3,667,652
  1,594,258  LIBERTY HARBOUR CDO II LIMITED                                           5.31          05/22/2007         1,589,379
  4,068,570  LIQUID FUNDING LIMITED                                                   5.30          05/07/2007         4,065,030
    169,524  LIQUID FUNDING LIMITED                                                   5.31          07/30/2007           167,303
  3,616,507  LIQUID FUNDING LIMITED+/-++                                              5.33          11/13/2007         3,616,507
  1,192,317  METLIFE GLOBAL FUNDING I+/-++                                            5.42          10/05/2007         1,192,794
  1,412,698  MORGAN STANLEY+/-                                                        5.31          07/12/2007         1,412,698
  1,412,698  MORGAN STANLEY+/-                                                        5.38          08/07/2007         1,412,698

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,074,406  MORGAN STANLEY+/-                                                        5.48%         07/27/2007    $    2,074,945
 12,507,437  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $12,509,299)         5.36          05/01/2007        12,507,437
    261,349  MORGAN STANLEY SERIES EXL+/-                                             5.38          05/15/2008           261,370
    226,032  NATIONAL CITY BANK+/-                                                    5.41          09/04/2007           226,059
  1,619,799  NATIONWIDE BUILDING SOCIETY+/-++                                         5.48          07/20/2007         1,620,399
  1,054,720  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.30          05/09/2007         1,053,486
  2,825,396  NORTHERN ROCK PLC+/-++SS.                                                5.34          06/04/2008         2,825,565
    816,182  PARAGON MORTGAGES PLC SERIES 12A+/-++                                    5.30          05/15/2007           816,182
    282,540  PICAROS FUNDING PLC++                                                    5.27          06/22/2007           280,401
  1,610,476  PREMIUM ASSET TRUST+/-++                                                 5.47          12/21/2007         1,612,730
  1,412,698  PREMIUM ASSET TRUST SERIES 06-B+/-++                                     5.36          12/16/2007         1,412,698
  1,073,650  PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.37          08/27/2007         1,073,650
    228,575  RACERS TRUST SERIES 2004-6-MM+/-++                                       5.37          10/22/2007           228,625
    710,361  REGENCY MARKETS #1 LLC++                                                 5.26          05/15/2007           708,912
  2,034,285  SEDNA FINANCE INCORPORATED+/-++                                          5.29          04/10/2008         2,033,960
  1,299,682  SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.39          04/11/2008         1,299,682
    226,032  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.23          08/20/2007           222,386
  1,130,158  SLM CORPORATION+/-++                                                     5.33          05/12/2008         1,128,621
  1,582,222  STANFIELD VICTORIA FUNDING LLC+/-++                                      5.35          04/03/2008         1,582,823
  1,130,158  TANGO FINANCE CORPORATION                                                5.32          07/31/2007         1,115,218
    326,672  TRAVELERS INSURANCE COMPANY+/-                                           5.39          02/08/2008           326,666
  1,412,698  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.33          06/15/2007         1,412,783
  1,412,698  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.34          05/08/2008         1,412,797
    565,079  VERSAILLES CDS LLC++                                                     5.31          05/11/2007           564,254
  2,825,396  VETRA FINANCE CORPORATION                                                5.28          06/12/2007         2,808,133
    399,454  WHISTLEJACKET CAPITAL LIMITED                                            5.30          05/14/2007           398,695
  1,297,591  WHISTLEJACKET CAPITAL LIMITED                                            5.31          07/12/2007         1,283,993
    119,288  WORLD OMNI VEHICLE LEASING++                                             5.30          05/24/2007           118,882

                                                                                                                     184,996,350
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,886,876)                                                          185,886,876
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 9.58%

MUTUAL FUNDS - 9.39%
187,665,936  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            187,665,936
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.19%
$ 1,800,000  US TREASURY BILL^                                                          4.95        05/31/2007         1,792,650
    500,000  US TREASURY BILL^                                                          4.96        05/31/2007           497,958
    550,000  US TREASURY BILL^                                                          4.98        05/31/2007           547,754
    350,000  US TREASURY BILL^                                                          5.00        05/03/2007           349,902
    500,000  US TREASURY BILL^                                                          5.02        05/10/2007           499,376

                                                                                                                       3,687,640
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $191,353,447)                                                                     191,353,576
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $1,768,212,680)*                                      109.29%                                               $2,183,283,233
OTHER ASSETS AND LIABILITIES, NET                            (9.29)                                                 (185,575,809)
                                                            ------                                                --------------

TOTAL NET ASSETS                                            100.00%                                               $1,997,707,424
                                                            ======                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $187,665,936.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS       SECURITY NAME                                                      STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.21%)
         (900)  ACCENTURE LIMITED CLASS A CALL                                        $35.00        05/19/2007    $     (387,000)
         (200)  ACE LIMITED CALL                                                        6.00        05/19/2007           (15,000)
       (2,700)  MOHAWK INDUSTRIES INCORPORATED CALL                                    80.00        08/18/2007        (3,375,000)
         (650)  WATERS CORPORATION CALL                                                55.00        05/19/2007          (321,100)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(2,378,025))                                                                (4,098,100)
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 81.64%

AGRICULTURAL PRODUCTION CROPS - 2.28%
    299,900  DELTA & PINE LAND COMPANY                                                                            $   12,367,876
                                                                                                                  --------------

AMUSEMENT & RECREATION SERVICES - 2.07%
    905,000  LAKES ENTERTAINMENT INCORPORATED+                                                                        11,203,900
                                                                                                                  --------------

BUSINESS SERVICES - 5.98%
    701,200  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                    12,916,104
  1,405,000  BEA SYSTEMS INCORPORATED+                                                                                16,564,950
    425,300  MIDWAY GAMES INCORPORATED+                                                                                2,934,570

                                                                                                                      32,415,624
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 2.28%
        772  MGI PHARMA INCORPORATED+                                                                                     16,999
  3,624,600  XOMA LIMITED+<<                                                                                          12,323,640

                                                                                                                      12,340,639
                                                                                                                  --------------

COMMUNICATIONS - 0.49%
    230,000  MASTEC INCORPORATED+                                                                                      2,638,100
                                                                                                                  --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.51%
    190,000  COMFORT SYSTEMS USA INCORPORATED                                                                          2,373,100
      9,800  LAYNE CHRISTENSEN COMPANY+                                                                                  371,126

                                                                                                                       2,744,226
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 0.13%
      3,800  CITIZENS FIRST BANCORP INCORPORATED                                                                          80,028
      1,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                     14,469
     22,340  FIRST FINANCIAL BANCORP                                                                                     332,866
      3,800  NBT BANCORP INCORPORATED                                                                                     83,410
        600  PEOPLES BANCORP INCORPORATED                                                                                 15,030
      4,400  UMB FINANCIAL CORPORATION                                                                                   172,128

                                                                                                                         697,931
                                                                                                                  --------------

EATING & DRINKING PLACES - 0.71%
    239,200  BUCA INCORPORATED+<<                                                                                      1,191,216
     33,600  OSI RESTAURANT PARTNERS INCORPORATED                                                                      1,337,616
    107,000  RUBIO'S RESTAURANTS INCORPORATED+<<                                                                       1,332,150

                                                                                                                       3,860,982
                                                                                                                  --------------

EDUCATIONAL SERVICES - 2.97%
  1,165,000  CORINTHIAN COLLEGES INCORPORATED+                                                                        16,111,950
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.89%
  1,128,300  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                              10,493,190
    139,800  CLEAN HARBORS INCORPORATED+                                                                               6,503,496
    527,000  DUQUESNE LIGHT HOLDINGS INCORPORATED                                                                     10,508,380
    135,900  PNM RESOURCES INCORPORATED                                                                                4,423,545

                                                                                                                      31,928,611
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.79%
    130,000  ACTEL CORPORATION+                                                                                   $    1,903,200
      7,800  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 63,258
    385,000  C-COR INCORPORATED+                                                                                       4,743,200
    135,000  EXAR CORPORATION+                                                                                         1,819,800
  2,155,000  FUELCELL ENERGY INCORPORATED+                                                                            15,171,200
    568,000  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    7,707,760

                                                                                                                      31,408,418
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.68%
    282,300  SYMYX TECHNOLOGIES INCORPORATED+                                                                          3,249,273
     60,000  TRIMERIS INCORPORATED+                                                                                      460,200

                                                                                                                       3,709,473
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.36%
     31,000  VALMONT INDUSTRIES INCORPORATED                                                                           1,949,280
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 9.98%
    125,000  CAL-MAINE FOODS INCORPORATED                                                                              1,690,000
    390,000  COCA-COLA ENTERPRISES INCORPORATED                                                                        8,556,600
  1,610,200  DEL MONTE FOODS COMPANY                                                                                  18,678,320
    385,000  HERCULES INCORPORATED+                                                                                    7,253,400
    469,306  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                     13,605,181
    143,000  TYSON FOODS INCORPORATED CLASS A                                                                          2,997,280
    712,500  VERMONT PURE HOLDINGS LIMITED+                                                                            1,353,750

                                                                                                                      54,134,531
                                                                                                                  --------------

FOOD STORES - 1.59%
    479,100  WILD OATS MARKETS INCORPORATED+                                                                           8,638,173
                                                                                                                  --------------

HEALTH SERVICES - 3.65%
  2,177,700  HOOPER HOLMES INCORPORATED+                                                                               9,581,880
    720,000  NEKTAR THERAPEUTICS+                                                                                      8,906,400
     24,600  TRIAD HOSPITALS INCORPORATED+                                                                             1,307,244

                                                                                                                      19,795,524
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.68%
    230,600  MTR GAMING GROUP INCORPORATED+<<                                                                          3,687,294
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.03%
    710,000  ENTEGRIS INCORPORATED+                                                                                    8,321,200
  1,199,000  INFOCUS CORPORATION+                                                                                      3,081,430
    760,000  INTERMEC INCORPORATED+                                                                                   16,970,800
    525,000  PALL CORPORATION                                                                                         22,023,750
     13,600  PLANAR SYSTEMS INCORPORATED+                                                                                102,408
    129,900  ROBBINS & MYERS INCORPORATED                                                                              4,992,057
     12,000  TENNANT COMPANY                                                                                             384,240
    676,000  ULTRATECH INCORPORATED+                                                                                   9,362,600

                                                                                                                      65,238,485
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.60%
    505,100  CRAWFORD & COMPANY CLASS A                                                                                3,227,589
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS - 2.02%
    615,000  CONSECO INCORPORATED+                                                                                $   10,879,350
      2,000  OHIO CASUALTY CORPORATION                                                                                    63,280

                                                                                                                      10,942,630
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.99%
    155,000  MILLIPORE CORPORATION+                                                                                   11,443,650
    670,000  PERKINELMER INCORPORATED                                                                                 16,214,000
    180,100  VITAL SIGNS INCORPORATED                                                                                 10,276,506

                                                                                                                      37,934,156
                                                                                                                  --------------

METAL MINING - 7.86%
    936,300  APEX SILVER MINES LIMITED+                                                                               14,035,137
    896,900  GAMMON LAKE RESOURCES INCORPORATED+<<                                                                    14,484,935
    400,000  KINROSS GOLD CORPORATION+                                                                                 5,332,000
    779,900  MINEFINDERS CORPORATION LIMITED+<<                                                                        8,758,277

                                                                                                                      42,610,349
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.98%
    334,000  LEAPFROG ENTERPRISES INCORPORATED+                                                                        3,660,640
    115,000  LYDALL INCORPORATED+                                                                                      1,672,100

                                                                                                                       5,332,740
                                                                                                                  --------------

MOTION PICTURES - 0.09%
     95,600  WPT ENTERPRISES INCORPORATED+                                                                               503,812
                                                                                                                  --------------

OIL & GAS EXTRACTION - 0.50%
    875,000  SYNTROLEUM CORPORATION+                                                                                   2,738,750
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.72%
    307,000  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        3,889,690
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.71%
  1,500,000  PLAYBOY ENTERPRISES INCORPORATED CLASS B+**                                                              14,685,000
                                                                                                                  --------------

RETAIL, TRADE & SERVICES - 0.04%
     17,000  STRIDE RITE CORPORATION                                                                                     239,700
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 0.99%
    170,000  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 5,377,100
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
    102,700  BIOSCRIP INCORPORATED+                                                                                      365,612
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $409,070,982)                                                                              442,718,145
                                                                                                                  --------------

PREFERRED STOCKS - 0.58%
    127,300  TELEPHONE & DATA SYSTEMS                                                                                  3,179,954

TOTAL PREFERRED STOCKS (COST $3,209,952)                                                                               3,179,954
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 2.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
     54,733  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       54,733
      2,771  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               2,771

                                                                                                                          57,504
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 2.20%
$    32,840  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       05/14/2008    $       32,841
    168,123  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           168,186
     39,948  ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.31        05/30/2007            39,779
     91,222  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.34        10/25/2007            91,230
     91,222  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        05/16/2008            91,231
    273,667  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007           273,683
    145,956  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $145,977)                                                  5.36        05/01/2007           145,956
    145,956  BUCKINGHAM II CDO LLC                                                      5.31        05/29/2007           145,360
     43,787  CAIRN HIGH GRADE FUNDING I LLC++                                           5.27        05/31/2007            43,595
     72,978  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        05/03/2007            72,957
     72,978  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/07/2007            72,584
     91,222  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        05/23/2007            90,929
     36,489  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/04/2007            36,308
     54,733  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/15/2007            54,375
     94,871  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        06/21/2007            94,167
    153,253  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/11/2007           151,670
    104,314  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        05/16/2007           104,086
    182,444  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        06/07/2007           181,461
    120,997  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/21/2007           120,644
     50,015  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/12/2007            49,710
     69,329  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        06/14/2007            68,885
     13,235  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/13/2007            13,152
     36,489  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        07/10/2007            36,117
     76,444  CHARTA LLC++                                                               5.31        06/22/2007            75,866
     36,489  CHEYNE FINANCE LLC                                                         5.29        06/19/2007            36,229
    237,178  CHEYNE FINANCE LLC+/-++                                                    5.29        02/25/2008           237,133
     16,274  CHEYNE FINANCE LLC                                                         5.30        05/14/2007            16,243
     91,222  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007            91,229
     36,489  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            36,487
     38,988  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            39,000
     40,229  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            40,245
  1,094,667  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,094,830)                 5.36        05/01/2007         1,094,667
     47,436  COBBLER FUNDING LIMITED++                                                  5.33        07/25/2007            46,849
     18,244  COMERICA BANK+/-                                                           5.32        02/08/2008            18,214
    147,415  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/11/2007           147,200
    291,911  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.31        05/21/2007           291,059
     91,222  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008            91,199
    182,444  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007           182,443
    136,833  DEER VALLEY FUNDING LLC++                                                  5.27        05/15/2007           136,554
     54,733  DEER VALLEY FUNDING LLC                                                    5.31        05/07/2007            54,686
    141,296  DEER VALLEY FUNDING LLC++                                                  5.31        05/10/2007           141,111
     91,222  DEER VALLEY FUNDING LLC++                                                  5.31        05/18/2007            90,996
     17,686  DEER VALLEY FUNDING LLC++                                                  5.31        05/21/2007            17,635
    132,436  DEER VALLEY FUNDING LLC++                                                  5.32        06/18/2007           131,511
    798,837  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $798,956)                5.36        05/01/2007           798,837
    182,444  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007           182,457
     23,798  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.27        07/06/2007            23,569

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    45,593  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50%       06/15/2007    $       45,601
    102,169  GEORGE STREET FINANCE LLC++                                                5.31        05/29/2007           101,752
     91,222  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008            91,223
      7,298  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.42        05/15/2007             7,298
    127,711  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           127,720
    237,178  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           237,178
     91,222  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        05/23/2008            91,234
     21,893  K2 (USA) LLC+/-++                                                          5.30        07/16/2007            21,895
     36,489  K2 (USA) LLC+/-++                                                          5.33        09/28/2007            36,489
     11,100  KESTREL FUNDING US LLC                                                     5.27        05/21/2007            11,068
    200,689  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008           200,683
    165,915  KESTREL FUNDING US LLC++                                                   5.30        06/28/2007           164,515
    182,444  KLIO III FUNDING CORPORATION++                                             5.31        06/22/2007           181,063
     24,604  KLIO III FUNDING CORPORATION++                                             5.32        07/13/2007            24,343
    109,467  KLIO III FUNDING CORPORATION++                                             5.32        07/20/2007           108,192
     65,680  KLIO III FUNDING CORPORATION++                                             5.32        07/23/2007            64,887
    223,819  KLIO III FUNDING CORPORATION++                                             5.33        07/24/2007           221,082
     55,795  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        05/15/2007            55,681
     51,161  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        05/02/2007            51,153
     45,611  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            45,611
     12,428  LIBERTY HARBOUR CDO II LIMITED                                             5.30        05/14/2007            12,405
    237,178  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/11/2007           236,831
    102,946  LIBERTY HARBOUR CDO II LIMITED                                             5.31        05/22/2007           102,631
    262,720  LIQUID FUNDING LIMITED                                                     5.30        05/07/2007           262,491
     10,947  LIQUID FUNDING LIMITED                                                     5.31        07/30/2007            10,803
    233,529  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007           233,529
     76,992  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007            77,022
     91,222  MORGAN STANLEY+/-                                                          5.31        07/12/2007            91,222
     91,222  MORGAN STANLEY+/-                                                          5.38        08/07/2007            91,222
    133,951  MORGAN STANLEY+/-                                                          5.48        07/27/2007           133,986
    807,643  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $807,764)              5.36        05/01/2007           807,643
     16,876  MORGAN STANLEY SERIES EXL+/-                                               5.38        05/15/2008            16,877
     14,596  NATIONAL CITY BANK+/-                                                      5.41        09/04/2007            14,597
    104,595  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           104,634
     68,107  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.30        05/09/2007            68,027
    182,444  NORTHERN ROCK PLC+/-++SS.                                                  5.34        06/04/2008           182,455
     52,703  PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        05/15/2007            52,703
     18,244  PICAROS FUNDING PLC++                                                      5.27        06/22/2007            18,106
    103,993  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007           104,139
     91,222  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.36        12/16/2007            91,222
     69,329  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007            69,329
     14,760  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        10/22/2007            14,763
     45,870  REGENCY MARKETS #1 LLC++                                                   5.26        05/15/2007            45,777
    131,360  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008           131,339
     83,924  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008            83,924
     14,596  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.23        08/20/2007            14,360
     72,978  SLM CORPORATION+/-++                                                       5.33        05/12/2008            72,879

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   102,169  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35%       04/03/2008    $      102,208
     72,978  TANGO FINANCE CORPORATION                                                  5.32        07/31/2007            72,013
     21,094  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            21,094
     91,222  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007            91,228
     91,222  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        05/08/2008            91,229
     36,489  VERSAILLES CDS LLC++                                                       5.31        05/11/2007            36,436
    182,444  VETRA FINANCE CORPORATION                                                  5.28        06/12/2007           181,330
     25,794  WHISTLEJACKET CAPITAL LIMITED                                              5.30        05/14/2007            25,745
     83,789  WHISTLEJACKET CAPITAL LIMITED                                              5.31        07/12/2007            82,911
      7,703  WORLD OMNI VEHICLE LEASING++                                               5.30        05/24/2007             7,675

                                                                                                                      11,945,778
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,003,282)                                                            12,003,282
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 18.22%
 98,788,414  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             98,788,414
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $98,788,414)                                                                       98,788,414
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $523,072,630)*                                             102.65%                                          $  556,689,795
OTHER ASSETS AND LIABILITIES, NET                                 (2.65)                                             (14,391,117)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  542,298,678
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(a)(2) AND 2(a)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $98,788,414.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.16%

AMUSEMENT & RECREATION SERVICES - 0.98%
    250,270  CENTURY CASINOS INCORPORATED+                                                                        $    2,097,263
                                                                                                                  --------------

BIOPHARMACEUTICALS - 0.43%
    108,430  CV THERAPEUTICS INCORPORATED+                                                                               914,065
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.03%
    148,370  PALM HARBOR HOMES INCORPORATED+                                                                           2,203,295
                                                                                                                  --------------
BUSINESS SERVICES - 11.23%
  1,242,775  3COM CORPORATION+                                                                                         5,008,383
     95,665  ABM INDUSTRIES INCORPORATED                                                                               2,692,013
     23,850  CITRIX SYSTEMS INCORPORATED+                                                                                777,510
     43,460  CLARUS CORPORATION+                                                                                         384,621
    334,730  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                    2,369,888
    504,770  HILL INTERNATIONAL INCORPORATED+                                                                          3,725,203
     65,130  IMS HEALTH INCORPORATED                                                                                   1,910,263
     74,920  KFORCE INCORPORATED+                                                                                      1,028,652
    222,300  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                                   2,194,101
    300,840  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   2,662,434
     72,990  VIGNETTE CORPORATION+                                                                                     1,351,775

                                                                                                                      24,104,843
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.58%
     60,735  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                               1,879,141
    285,857  ORASURE TECHNOLOGIES INCORPORATED+                                                                        2,129,635
    483,860  WELLMAN INCORPORATED                                                                                      1,538,675

                                                                                                                       5,547,451
                                                                                                                  --------------
COMMUNICATIONS - 2.39%
    120,980  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                   1,195,282
    209,525  CINCINNATI BELL INCORPORATED+                                                                             1,062,292
    290,200  COASTAL CONTACTS INCORPORATED                                                                               240,548
    149,125  LIGHTBRIDGE INCORPORATED+                                                                                 2,630,565

                                                                                                                       5,128,687
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.10%
     26,530  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                            918,734
    114,870  COMFORT SYSTEMS USA INCORPORATED                                                                          1,434,726

                                                                                                                       2,353,460
                                                                                                                  --------------
CONSUMER SERVICES - 0.43%
     56,635  EMDEON CORPORATION+                                                                                         914,089
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.85%
      2,780  COMMUNITY BANCORP+                                                                                           85,374
    141,649  FIRST SECURITY GROUP INCORPORATED                                                                         1,562,388
     38,975  MIDWEST BANC HOLDINGS INCORPORATED                                                                          657,508
    105,410  PACIFIC PREMIER BANCORP INCORPORATED+                                                                     1,133,158
     25,950  WESTERN UNION COMPANY                                                                                       546,248

                                                                                                                       3,984,676
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.32%
     46,460  EL PASO CORPORATION                                                                                  $      696,900
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.13%
     82,790  ALCATEL SA ADR                                                                                            1,096,968
    323,585  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                  1,025,764
     79,625  GRAFTECH INTERNATIONAL LIMITED+                                                                             794,658
     91,862  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                              2,191,827
    233,160  MICRON TECHNOLOGY INCORPORATED+                                                                           2,674,345
  1,064,418  MRV COMMUNICATIONS INCORPORATED+                                                                          3,693,530
    107,141  NORTEL NETWORKS CORPORATION ADR+                                                                          2,451,386
     56,535  OSI SYSTEMS INCORPORATED+                                                                                 1,493,089
    409,080  POWER-ONE INCORPORATED+                                                                                   1,742,681
    247,048  RICHARDSON ELECTRONICS LIMITED                                                                            2,166,611
     64,960  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                    267,635

                                                                                                                      19,598,494
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.63%
    118,295  SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,361,575
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
      9,155  CRANE COMPANY                                                                                               389,179
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.86%
    114,900  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                               1,847,592
                                                                                                                  --------------
HEALTH SERVICES - 1.46%
     43,845  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      863,308
     35,060  MANOR CARE INCORPORATED                                                                                   2,275,043

                                                                                                                       3,138,351
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 4.67%
    277,716  AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                          3,257,609
    164,713  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,620,584
     37,740  DISCOVERY HOLDING COMPANY CLASS A+                                                                          820,845
     49,075  SUN COMMUNITIES INCORPORATED                                                                              1,460,472
    124,245  UMH PROPERTIES INCORPORATED                                                                               1,869,887

                                                                                                                      10,029,397
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
     92,540  EMPIRE RESORTS INCORPORATED+                                                                                815,277
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.53%
    149,971  CRAY INCORPORATED+                                                                                        1,867,142
    232,225  INTERMEC INCORPORATED+                                                                                    5,185,584
     18,945  KOMAG INCORPORATED+                                                                                         521,177

                                                                                                                       7,573,903
                                                                                                                  --------------
INSURANCE CARRIERS - 3.29%
    224,305  KMG AMERICA CORPORATION+                                                                                  1,074,421
     38,675  MERCURY GENERAL CORPORATION                                                                               2,094,251
    188,415  NORTH POINTE HOLDINGS CORPORATION+                                                                        2,274,169

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (CONTINUED)
     15,580  NYMAGIC INCORPORATED                                                                                 $      638,001
    459,365  QUANTA CAPITAL HOLDINGS LIMITED+                                                                            978,447

                                                                                                                       7,059,289
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.65%
     69,086  GEO GROUP INCORPORATED+                                                                                   3,537,203
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.80%
    188,327  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                       1,723,192
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.67%
    348,330  CHAMPION ENTERPRISES INCORPORATED+                                                                        3,580,832
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.74%
    465,988  ALLIED HEALTHCARE PRODUCTS INCORPORATED**                                                                 3,145,419
    159,610  CREDENCE SYSTEMS CORPORATION+                                                                               592,153

                                                                                                                       3,737,572
                                                                                                                  --------------
METAL MINING - 10.64%
     22,105  ANGLOGOLD ASHANTI LIMITED ADR                                                                               985,220
    221,525  APEX SILVER MINES LIMITED+                                                                                3,320,660
    259,615  GOLDCORP INCORPORATED                                                                                     6,319,029
     54,045  NEWMONT MINING CORPORATION                                                                                2,253,677
    212,310  NOVAGOLD RESOURCES INCORPORATED+                                                                          3,014,802
    290,505  RANDGOLD RESOURCES LIMITED ADR+                                                                           6,957,595

                                                                                                                      22,850,983
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.73%
    459,985  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                         1,573,149
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.02%
     91,905  ACCO BRANDS CORPORATION+                                                                                  2,187,339
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.29%
     58,225  COVENANT TRANSPORT INCORPORATED CLASS A+                                                                    620,096
                                                                                                                  --------------
OIL & GAS EXTRACTION - 19.32%
     46,650  CANADIAN NATURAL RESOURCES LIMITED                                                                        2,780,807
    516,240  GLOBAL INDUSTRIES LIMITED+                                                                               10,717,142
     85,565  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                3,273,717
    108,270  HELMERICH & PAYNE INCORPORATED                                                                            3,496,038
    179,590  KEY ENERGY SERVICES INCORPORATED+                                                                         3,349,354
    192,985  MCMORAN EXPLORATION COMPANY+                                                                              2,487,577
     19,030  NEWFIELD EXPLORATION COMPANY+                                                                               832,563
    505,170  NEWPARK RESOURCES INCORPORATED+                                                                           4,152,497
     51,955  PETROQUEST ENERGY INCORPORATED+                                                                             593,326
     46,820  PRIDE INTERNATIONAL INCORPORATED+                                                                         1,536,164
     52,742  RANGE RESOURCES CORPORATION                                                                               1,927,720
    306,625  TRILOGY ENERGY TRUST                                                                                      3,149,405
    134,470  WILLBROS GROUP INCORPORATED+                                                                              3,181,560

                                                                                                                      41,477,870
                                                                                                                  --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PAPER & ALLIED PRODUCTS - 0.35%
     56,505  WAUSAU PAPER CORPORATION                                                                             $      760,557
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.68%
     41,680  E.W. SCRIPPS COMPANY CLASS A                                                                              1,804,744
    126,535  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                               1,706,957
     41,177  MCCLATCHY COMPANY CLASS A                                                                                 1,190,015
     13,380  R.H. DONNELLEY CORPORATION+                                                                               1,044,844

                                                                                                                       5,746,560
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.64%
    188,690  CONSTAR INTERNATIONAL INCORPORATED+                                                                       1,666,133
    379,750  INTERTAPE POLYMER GROUP INCORPORATED+                                                                     1,860,775

                                                                                                                       3,526,908
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.01%
    132,820  MARKETAXESS HOLDINGS INCORPORATED+                                                                        2,175,592
                                                                                                                  --------------
SOCIAL SERVICES - 0.54%
     58,410  ABB LIMITED ADR                                                                                           1,165,864
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.69%
    203,970  GENTEX CORPORATION                                                                                        3,630,666
                                                                                                                  --------------
THEATERS & ENTERTAINMENT - 0.66%
     65,070  REGAL ENTERTAINMENT GROUP CLASS A                                                                         1,415,273
                                                                                                                  --------------
TRANSPORTATION BY AIR - 2.04%
    132,710  AIRTRAN HOLDINGS INCORPORATED+                                                                            1,461,137
     57,915  ALASKA AIR GROUP INCORPORATED+                                                                            1,714,284
    121,610  JETBLUE AIRWAYS CORPORATION+                                                                              1,205,155

                                                                                                                       4,380,576
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.42%
    138,790  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    897,971
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 3.80%
    130,310  DELIAS INCORPORATED+                                                                                      1,121,969
  1,698,502  ENCORIUM GROUP INCORPORATED+**                                                                            6,369,383
     48,600  US HOME SYSTEMS INCORPORATED+                                                                               673,596

                                                                                                                       8,164,948
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $189,928,667)                                                                              212,910,937
                                                                                                                  --------------

                                                                                                 EXPIRATION DATE
WARRANTS - 0.84%
    623,945  HILL INTERNATIONAL INCORPORATED                                                        06/23/2008         1,547,384
    453,675  OAKMONT ACQUISITION CORPORATION                                                        07/11/2009           263,132

TOTAL WARRANTS (COST $1,113,339)                                                                                       1,810,516
                                                                                                                  --------------
PREFERRED STOCKS - 0.02%
     71,435  STATS CHIPPAC LIMITED ADR                                                                                    47,861

TOTAL PREFERRED STOCKS (COST $0)                                                                                          47,861
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.34%
    738,102  WELLS FARGO ADVANTAGE MONEY MARKET TRUST +++                                                         $      738,102
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $738,102)                                                                             738,102
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $191,780,108)*                         100.36%                                                              $  215,507,416
OTHER ASSETS AND LIABILITIES, NET             (0.36)                                                                    (779,445)
                                             ------                                                               --------------

TOTAL NET ASSETS                             100.00%                                                              $  214,727,971
                                             ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE 1940 ACT AS FUND HOLDS 5% OR MORE TO THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $738,102.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      DISCOVERY        ENTERPRISE
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................   $   307,975,136   $   265,180,629
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................        13,026,321         8,876,693
   INVESTMENTS IN AFFILIATES ................................................................        17,223,178        16,577,457
                                                                                                ---------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................       338,224,635       290,634,779
                                                                                                ---------------------------------
   CASH .....................................................................................                 0                 0
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................           435,106           384,662
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................         6,598,553         4,280,747
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................            65,342            95,940
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                 0                 0
                                                                                                ---------------------------------
TOTAL ASSETS ................................................................................       345,323,636       295,396,128
                                                                                                ---------------------------------

LIABILITIES
   OPTION WRITTEN, AT VALUE .................................................................                 0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................................            37,622            83,022
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................         2,762,694         3,437,121
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................           275,009           234,598
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................        13,026,321         8,876,693
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................            86,035            47,838
                                                                                                ---------------------------------
TOTAL LIABILITIES ...........................................................................        16,187,681        12,679,272
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $   329,135,955   $   282,716,856
                                                                                                =================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $   250,000,536   $   458,446,661
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................        (1,413,461)         (940,766)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        11,103,409      (218,557,115)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................        69,445,471        43,768,076
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                 0                 0
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $   329,135,955   $   282,716,856
                                                                                                ---------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - ADMINISTRATOR CLASS .........................................................   $    82,796,175   $     2,855,540
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................         3,469,566            85,801
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $         23.86   $         33.28
   NET ASSETS - ADVISOR CLASS ...............................................................               N/A   $     1,645,894
   SHARES OUTSTANDING - ADVISOR CLASS .......................................................               N/A            50,380
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .............................               N/A   $         32.67
   NET ASSETS - INSTITUTIONAL CLASS .........................................................   $        65,605   $    86,609,915
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................             2,745         2,592,444
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......................   $         23.90   $         33.41
   NET ASSETS - INVESTOR CLASS ..............................................................   $   246,274,175   $   191,605,507
   SHARES OUTSTANDING - INVESTOR CLASS ......................................................        10,385,146         5,910,274
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ............................   $         23.71   $         32.42
                                                                                                ---------------------------------
INVESTMENTS AT COST .........................................................................   $   268,779,164   $   246,866,703
                                                                                                ---------------------------------
SECURITIES ON LOAN, AT MARKET VALUE .........................................................   $    12,217,875   $     8,512,271
                                                                                                =================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS ........................................................   $             0   $             0
                                                                                                =================================

(1)  EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        MID CAP
                                                                                                    DISCIPLINED       OPPORTUNITY
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................   $ 1,167,307,970   $ 1,809,730,421
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................       142,306,982       185,886,876
   INVESTMENTS IN AFFILIATES ................................................................       173,103,752       187,665,936
                                                                                                ---------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................     1,482,718,704     2,183,283,233
                                                                                                ---------------------------------
   CASH .....................................................................................             1,705               112
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................         2,585,772           427,121
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................                 0         7,794,253
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................         2,108,970         1,599,497
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                 0         3,851,814
                                                                                                ---------------------------------
TOTAL ASSETS ................................................................................     1,487,415,151     2,196,956,030
                                                                                                ---------------------------------

LIABILITIES
   OPTION WRITTEN, AT VALUE .................................................................                 0         4,098,100
   PAYABLE FOR FUND SHARES REDEEMED .........................................................           884,187           521,322
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................                 0         7,335,071
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................         1,125,501         1,049,815
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................       142,306,982       185,886,876
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................           260,241           357,422
                                                                                                ---------------------------------
TOTAL LIABILITIES ...........................................................................       144,576,911       199,248,606
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $ 1,342,838,240   $ 1,997,707,424
                                                                                                =================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $ 1,159,519,969   $ 1,428,059,819
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................         3,423,952        11,815,936
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        51,734,035       140,625,470
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................       128,160,284       415,074,460
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                 0         2,131,739
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $ 1,342,838,240   $ 1,997,707,424
                                                                                                ---------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - ADMINISTRATOR CLASS .........................................................   $   149,391,176   $   139,729,321
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................         6,261,401         3,107,550
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $         23.86   $         44.96
   NET ASSETS - ADVISOR CLASS ...............................................................               N/A   $    48,432,580
   SHARES OUTSTANDING - ADVISOR CLASS .......................................................               N/A         1,109,875
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .............................               N/A   $         43.64
   NET ASSETS - INSTITUTIONAL CLASS .........................................................   $   127,241,238               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................         5,316,786               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......................   $         23.93               N/A
   NET ASSETS - INVESTOR CLASS ..............................................................   $ 1,066,205,826   $ 1,809,545,523
   SHARES OUTSTANDING - INVESTOR CLASS ......................................................        44,728,560        40,685,300
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ............................   $         23.84   $         44.48
                                                                                                ---------------------------------
INVESTMENTS AT COST .........................................................................   $ 1,354,558,420   $ 1,768,212,680
                                                                                                ---------------------------------
SECURITIES ON LOAN, AT MARKET VALUE .........................................................   $   135,886,618   $   179,069,509
                                                                                                =================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS ........................................................   $             0   $     2,378,025
                                                                                                =================================

                                                                                                      SMALL CAP         SMALL/MID
                                                                                                    DISCIPLINED         CAP VALUE
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................   $   445,898,099   $   214,769,314
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................        12,003,282                 0
   INVESTMENTS IN AFFILIATES ................................................................        98,788,414           738,102
                                                                                                ---------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................       556,689,795       215,507,416
                                                                                                ---------------------------------
   CASH .....................................................................................                 0                 0
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................         1,677,516           221,462
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................           274,323         2,271,846
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................           624,362            47,260
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................................                 0                 0
                                                                                                ---------------------------------
TOTAL ASSETS ................................................................................       559,265,996       218,047,984
                                                                                                ---------------------------------

LIABILITIES
   OPTION WRITTEN, AT VALUE .................................................................                 0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................................           347,484           144,811
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................         3,974,375         2,902,700
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................           514,793           199,897
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................        12,003,282                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................           127,384            72,605
                                                                                                ---------------------------------
TOTAL LIABILITIES ...........................................................................        16,967,318         3,320,013
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $   542,298,678   $   214,727,971
                                                                                                =================================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $   485,122,022   $   184,119,114
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................          (438,057)         (824,788)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        23,997,548         7,705,925
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ................        33,617,165        23,727,720
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES ..                 0                 0
                                                                                                ---------------------------------
TOTAL NET ASSETS ............................................................................   $   542,298,678   $   214,727,971
                                                                                                ---------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - ADMINISTRATOR CLASS .........................................................   $    14,943,455   $    40,541,280
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................           813,244         2,302,944
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................   $         18.38   $         17.60
   NET ASSETS - ADVISOR CLASS ...............................................................               N/A               N/A
   SHARES OUTSTANDING - ADVISOR CLASS .......................................................               N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .............................               N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS .........................................................   $   112,717,757   $        11,162
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................         6,111,242               633
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......................   $         18.44   $         17.63
   NET ASSETS - INVESTOR CLASS ..............................................................   $   414,637,466   $   174,175,529
   SHARES OUTSTANDING - INVESTOR CLASS ......................................................        22,755,668         9,980,132
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ............................   $         18.22   $         17.45
                                                                                                ---------------------------------
INVESTMENTS AT COST .........................................................................   $   523,072,630   $   191,780,108
                                                                                                ---------------------------------
SECURITIES ON LOAN, AT MARKET VALUE .........................................................   $    10,853,706   $             0
                                                                                                =================================
PREMIUMS RECEIVED ON WRITTEN OPTIONS ........................................................   $             0   $             0
                                                                                                =================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                      STATEMENTS OF OPERATIONS--
                             FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      DISCOVERY        ENTERPRISE
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ................................................................................   $       338,274   $       567,758
   INTEREST .................................................................................               438                 0
   INCOME FROM AFFILIATED SECURITIES ........................................................           259,570           279,546
   SECURITIES LENDING INCOME, NET ...........................................................            14,358             7,846
                                                                                                ---------------------------------
TOTAL INVESTMENT INCOME .....................................................................           612,640           855,150
                                                                                                ---------------------------------

EXPENSES
   ADVISORY FEES ............................................................................         1,147,388           951,593
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................            76,493            63,439
      ADMINISTRATOR CLASS ...................................................................            36,969             1,845
      ADVISOR CLASS .........................................................................               N/A             2,333
      INSTITUTIONAL CLASS ...................................................................                12            22,310
      INVESTOR CLASS ........................................................................           522,002           433,414
   CUSTODY FEES .............................................................................            30,597            25,376
   SHAREHOLDER SERVICING FEES (NOTE 3) ......................................................           382,424           247,480
   ACCOUNTING FEES ..........................................................................            22,183            26,880
   PROFESSIONAL FEES ........................................................................            18,256            25,402
   REGISTRATION FEES ........................................................................            17,868            16,734
   SHAREHOLDER REPORTS ......................................................................            25,374            21,474
   TRUSTEES' FEES ...........................................................................             4,478             4,478
   OTHER FEES AND EXPENSES ..................................................................             3,172               632
                                                                                                ---------------------------------
TOTAL EXPENSES ..............................................................................         2,287,216         1,843,390
                                                                                                ---------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................          (261,115)          (47,474)
   NET EXPENSES .............................................................................         2,026,101         1,795,916
                                                                                                ---------------------------------
NET INVESTMENT INCOME (LOSS) ................................................................        (1,413,461)         (940,766)
                                                                                                ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        13,421,625         7,811,090
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0                 0
                                                                                                ---------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        13,421,625         7,811,090
                                                                                                ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        22,374,070        20,457,615
   FORWARD FOREIGN CURRENCY CONTRACTS .......................................................                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0                 0
                                                                                                ---------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................        22,374,070        20,457,615
                                                                                                =================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................        35,795,695        28,268,705
                                                                                                ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $    34,382,234   $    27,327,939
                                                                                                =================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................   $         3,624   $         4,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                        MID CAP
                                                                                                    DISCIPLINED       OPPORTUNITY
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ................................................................................   $     7,863,624   $    20,855,281
   INTEREST .................................................................................             6,980            53,409
   INCOME FROM AFFILIATED SECURITIES ........................................................         4,400,155         4,433,010
   SECURITIES LENDING INCOME, NET ...........................................................            38,690           227,573
                                                                                                ---------------------------------
TOTAL INVESTMENT INCOME .....................................................................        12,309,449        25,569,273

EXPENSES
   ADVISORY FEES ............................................................................         4,176,446         6,877,154
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................           292,662           500,403
      ADMINISTRATOR CLASS ...................................................................            61,663            74,271
      ADVISOR CLASS .........................................................................               N/A            68,570
      INSTITUTIONAL CLASS ...................................................................            52,566               N/A
      INVESTOR CLASS ........................................................................         2,060,792         4,059,206
   CUSTODY FEES .............................................................................           117,065           200,161
   SHAREHOLDER SERVICING FEES (NOTE 3) ......................................................         1,299,041         2,502,013
   ACCOUNTING FEES ..........................................................................            48,841            71,191
   PROFESSIONAL FEES ........................................................................            34,030            32,144
   REGISTRATION FEES ........................................................................            21,807            23,651
   SHAREHOLDER REPORTS ......................................................................            54,877           149,585
   TRUSTEES' FEES ...........................................................................             4,478             4,478
   OTHER FEES AND EXPENSES ..................................................................            11,766            25,388
                                                                                                ---------------------------------
TOTAL EXPENSES ..............................................................................         8,236,034        14,588,215
                                                                                                ---------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................          (942,100)       (1,323,038)
   NET EXPENSES .............................................................................         7,293,934        13,265,177
                                                                                                ---------------------------------
NET INVESTMENT INCOME (LOSS) ................................................................         5,015,515        12,304,096
                                                                                                ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        52,153,025       154,125,203
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0         3,309,423
                                                                                                ---------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        52,153,025       157,434,626
                                                                                                ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        42,398,927        29,026,338
   FORWARD FOREIGN CURRENCY CONTRACTS .......................................................                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0           335,252
                                                                                                ---------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................        42,398,927        29,361,590
                                                                                                =================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................        94,551,952       186,796,216
                                                                                                ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $    99,567,467   $   199,100,312
                                                                                                =================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................   $        28,664   $        30,210

                                                                                                      SMALL CAP         SMALL/MID
                                                                                                    DISCIPLINED         CAP VALUE
                                                                                                           FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ................................................................................   $     1,461,856   $       833,693
   INTEREST .................................................................................             1,789               688
   INCOME FROM AFFILIATED SECURITIES ........................................................         2,113,399           170,621
   SECURITIES LENDING INCOME, NET ...........................................................             8,074                 0
                                                                                                ---------------------------------
TOTAL INVESTMENT INCOME .....................................................................         3,585,118         1,005,002

EXPENSES
   ADVISORY FEES ............................................................................         2,199,754           988,825
   ADMINISTRATION FEES

      FUND LEVEL ............................................................................           122,414            54,935
      ADMINISTRATOR CLASS ...................................................................             5,896            27,458
      ADVISOR CLASS .........................................................................               N/A               N/A
      INSTITUTIONAL CLASS ...................................................................            36,772                 4
      INVESTOR CLASS ........................................................................           868,350           370,828
   CUSTODY FEES .............................................................................            48,966            21,974
   SHAREHOLDER SERVICING FEES (NOTE 3) ......................................................           497,157           274,660
   ACCOUNTING FEES ..........................................................................            28,624            18,275
   PROFESSIONAL FEES ........................................................................            27,707            17,951
   REGISTRATION FEES ........................................................................            22,268             5,444
   SHAREHOLDER REPORTS ......................................................................            21,035            12,529
   TRUSTEES' FEES ...........................................................................             4,478             4,478
   OTHER FEES AND EXPENSES ..................................................................             5,891             2,128
                                                                                                ---------------------------------
TOTAL EXPENSES ..............................................................................         3,889,312         1,799,489
                                                                                                ---------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................          (332,789)         (213,584)
   NET EXPENSES .............................................................................         3,556,523         1,585,905
                                                                                                ---------------------------------
NET INVESTMENT INCOME (LOSS) ................................................................            28,595          (580,903)
                                                                                                ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        23,998,651         9,482,624
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0          (256,661)
                                                                                                ---------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        23,998,651         9,225,963
                                                                                                ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................         6,234,335         9,120,601
   FORWARD FOREIGN CURRENCY CONTRACTS .......................................................                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .....................................                 0          (118,052)
                                                                                                ---------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................         6,234,335         9,002,549
                                                                                                =================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................        30,232,986        18,228,512
                                                                                                ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $    30,261,581   $    17,647,609
                                                                                                =================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................................   $            34   $        44,998

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          DISCOVERY FUND
                                                                                              -------------------------------------
                                                                                                       FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $    286,571,127   $    204,356,236
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................          (1,413,461)        (2,188,937)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          13,421,625         13,453,981
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................          22,374,070         20,210,652
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          34,382,234         31,475,696
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ..................................................................                   0                  0
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                   0                  0
     INVESTOR CLASS .......................................................................                   0                  0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................          (3,584,326)          (392,483)
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                (544)                 0
     INVESTOR CLASS .......................................................................         (11,345,682)       (14,523,677)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................         (14,930,552)       (14,916,160)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................          16,479,357        107,194,181
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................           2,177,815            295,228
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................          (9,017,811)       (45,711,790)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................           9,639,361         61,777,619
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ...........................................................                 N/A                N/A
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................              53,693             10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................                 544                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................                   0                  0
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................              54,237             10,000
                                                                                              -------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................          40,740,786         63,172,518
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................          11,024,729         14,134,442
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................         (38,345,967)       (73,439,224)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................          13,419,548          3,867,736
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................          23,113,146         65,655,355
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          42,564,828         82,214,891
                                                                                               ------------------------------------
ENDING NET ASSETS .........................................................................    $    329,135,955   $    286,571,127
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................             716,026          4,901,446
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........              97,660             14,235
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................            (393,990)        (2,107,236)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................             419,696          2,808,445
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                 N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                 N/A                N/A
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................               2,254                467
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                  24                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                   0                  0
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................               2,278                467
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................           1,783,987          2,948,688
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................             497,057            683,493
   SHARES REDEEMED - INVESTOR CLASS .......................................................          (1,675,610)        (3,414,437)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................             605,434            217,744
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................................           1,027,408          3,026,656
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $     (1,413,461)  $              0
                                                                                               ====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                         ENTERPRISE FUND
                                                                                               ------------------------------------
                                                                                                       FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $    233,433,978   $    216,577,274
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................            (940,766)        (2,250,202)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................           7,811,090         29,782,525
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................          20,457,615          3,022,491
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          27,327,939         30,554,814
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ..................................................................                   0                  0
     ADVISOR CLASS ........................................................................                   0                  0
     INSTITUTIONAL CLASS ..................................................................                   0                  0
     INVESTOR CLASS .......................................................................                   0                  0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................                   0                  0
     ADVISOR CLASS ........................................................................                   0                  0
     INSTITUTIONAL CLASS ..................................................................                   0                  0
     INVESTOR CLASS .......................................................................                   0                  0
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................                   0                  0
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................           4,768,845          1,511,758
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................                   0                  0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................          (4,816,031)        (2,704,343)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................             (47,186)        (1,192,585)
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................              70,100            807,917
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                   0                  0
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................            (374,130)          (693,801)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ...........................................................            (304,030)           114,116
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................          53,372,146         23,290,983
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................                   0                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................          (9,253,404)        (5,305,434)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................          44,118,742         17,985,549
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................           5,191,081         14,601,526
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................                   0                  0
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................         (27,003,668)       (45,206,716)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................         (21,812,587)       (30,605,190)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................          21,954,939        (13,698,110)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          49,282,878         16,856,704
                                                                                               ------------------------------------
ENDING NET ASSETS .........................................................................    $    282,716,856   $    233,433,978
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................             152,437             52,916
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........                   0                  0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................            (152,240)           (94,097)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................                 197            (41,181)
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................               2,261             28,691
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                   0                  0
   SHARES REDEEMED - ADVISOR CLASS ........................................................             (11,940)           (24,559)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................              (9,679)             4,132
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................           1,661,231            800,578
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                   0                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................            (292,347)          (185,133)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................           1,368,884            615,445
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................             167,047            512,464
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................                   0                  0
   SHARES REDEEMED - INVESTOR CLASS .......................................................            (869,907)        (1,609,275)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................            (702,860)        (1,096,811)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................................             656,542           (518,415)
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $       (940,766)  $              0
                                                                                               ====================================

                                                                                                    MID CAP DISCIPLINED FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $    991,299,607   $    707,111,813
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................           5,015,515          4,854,394
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          52,153,025         65,243,158
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................          42,398,927         59,394,097
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          99,567,467         129,491,64
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ..................................................................            (714,398)           (64,616)
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................          (1,242,457)          (282,243)
     INVESTOR CLASS .......................................................................          (4,367,987)                 0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................          (6,333,196)        (7,807,445)
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................          (8,845,203)       (17,355,823)
     INVESTOR CLASS .......................................................................         (49,011,946)       (79,076,105)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................         (70,515,187)      (104,586,232)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................         118,009,788         68,568,134
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................           6,998,647          7,866,615
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................         (76,188,181)       (37,265,589)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................          48,820,254         39,169,160
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ...........................................................                 N/A                N/A
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................          32,037,339         10,742,439
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................          10,001,460         17,448,977
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................         (53,642,481)       (10,905,956)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................         (11,603,682)        17,285,460
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................         486,626,864        410,722,817
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................          51,361,766         75,869,912
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................        (252,718,849)      (283,764,972)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................         285,269,781        202,827,757
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................         322,486,353        259,282,377
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         351,538,633        284,187,794
                                                                                               ------------------------------------

ENDING NET ASSETS .........................................................................    $  1,342,838,240      $ 991,299,607
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................           5,064,551          3,109,846
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........             305,462            381,522
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (3,255,267)        (1,682,137)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................           2,114,746          1,809,231
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                 N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                 N/A                N/A
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................           1,364,203            491,389
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........             434,985            844,670
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................          (2,339,248)          (498,496)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................            (540,060)           837,563
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................          20,992,124         18,573,690
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................           2,245,048          3,684,857
   SHARES REDEEMED - INVESTOR CLASS .......................................................         (10,904,692)       (12,935,340)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................          12,332,480          9,323,207
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................................          13,907,166         11,970,001
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $      3,423,952   $      4,733,279
                                                                                               ====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         OPPORTUNITY FUND
                                                                                               ------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $  2,053,182,794   $  2,189,698,227
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................          12,304,096          4,523,263
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................         157,434,626        351,628,711
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................          29,361,590        (74,824,689)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................         199,100,312        281,327,285
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ..................................................................            (922,325)                 0
     ADVISOR CLASS ........................................................................             (76,971)                 0
     INSTITUTIONAL CLASS ..................................................................                 N/A                N/A
     INVESTOR CLASS                                                                                  (3,783,523)                 0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................         (28,792,059)       (15,408,235)
     ADVISOR CLASS ........................................................................          (8,786,139)       (12,540,328)
     INSTITUTIONAL CLASS ..................................................................                 N/A                N/A
     INVESTOR CLASS .......................................................................        (311,787,186)      (197,243,090)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................        (354,148,203)      (225,191,653)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................          39,126,261         88,636,153
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................          29,696,698         15,396,737
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................         (82,332,812)       (71,561,565)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................         (13,509,853)        32,471,325
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................           7,944,845         13,642,999
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................           8,756,981         12,483,375
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................         (15,810,343)       (94,839,701)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ...........................................................             891,483        (68,713,327)
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................                 N/A                N/A
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................          65,692,814        139,610,742
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................         305,531,879        191,288,208
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................        (259,033,802)      (487,308,013)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................         112,190,891       (156,409,063)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................          99,572,521       (192,651,065)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (55,475,370)      (136,515,433)
                                                                                               ------------------------------------
ENDING NET ASSETS .........................................................................    $  1,997,707,424     $2,053,182,794
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:                                                                                                      -
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................             907,169          1,818,555
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........             700,481            337,056
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (1,916,436)        (1,493,156)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................            (308,786)           662,455
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................             185,915            295,425
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................             213,378            280,140
   SHARES REDEEMED - ADVISOR CLASS ........................................................            (367,912)        (2,073,727)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................              31,381         (1,498,162)
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                 N/A                N/A
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................           1,499,943          2,981,633
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................           7,298,985          4,219,934
   SHARES REDEEMED - INVESTOR CLASS .......................................................          (5,901,857)       (10,405,328)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................           2,897,071         (3,203,761)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           2,619,666         (4,039,468)
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $     11,815,936 $        4,294,659
                                                                                               ====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                    SMALL CAP DISCIPLINED FUND
                                                                                              -------------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $    426,387,948   $    175,316,140
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................              28,595           (805,488)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          23,998,651         21,630,767
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................           6,234,335         24,495,211
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          30,261,581         45,320,490
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ..................................................................                   0                  0
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                   0                  0
     INVESTOR CLASS .......................................................................                   0                  0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................            (529,497)           (65,291)
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................          (3,109,104)        (1,636,462)
     INVESTOR CLASS .......................................................................         (17,653,538)        (8,526,936)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................         (21,292,139)       (10,228,689)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:

   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................          31,226,713          5,475,556
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................             525,096             61,886
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................        (22,947,434)         (1,066,694)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................           8,804,375          4,470,748
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................                 N/A                N/A
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................         151,218,679        123,049,603
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................           3,109,105          1,636,230
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................        (108,793,451)       (69,869,775)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................          45,534,333         54,816,058
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................          95,417,590        230,550,567
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                104
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................          17,156,552          8,230,890
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................         (59,971,562)       (82,088,360)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................          52,602,580        156,693,201
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................         106,941,288        215,980,007
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         115,910,730        251,071,808
                                                                                               ------------------------------------
ENDING NET ASSETS .........................................................................    $    542,298,678   $    426,387,948
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................           1,689,429            319,935
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........              29,483              3,868
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (1,236,930)           (63,533)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................             481,982            260,270
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                 N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                 N/A                N/A
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................           8,578,745          7,460,544
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........             173,985            102,201
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................          (6,160,364)        (4,178,254)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................           2,592,366          3,384,491
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................           5,317,878         13,408,811
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................             969,845            515,707
   SHARES REDEEMED - INVESTOR CLASS .......................................................          (3,337,824)        (4,841,928)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................           2,949,899          9,082,590
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           6,024,247         12,727,351
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $       (438,057)        $ (466,652)
                                                                                               ====================================

                                                                                                     SMALL/MID CAP VALUE FUND
                                                                                               -----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED            FOR THE
                                                                                                 APRIL 30, 2007         YEAR ENDED
                                                                                                    (UNAUDITED)   OCTOBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $    225,361,564   $     69,138,909
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................            (580,903)          (286,343)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................           9,225,963          2,445,342
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................           9,002,549         11,973,068
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          17,647,609         14,132,067
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................
     ADMINISTRATOR CLASS ..................................................................                   0                  0
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                   0                  0
     INVESTOR CLASS .......................................................................                   0                  0
  NET REALIZED GAIN ON SALE OF INVESTMENTS
     ADMINISTRATOR CLASS ..................................................................          (1,079,791)          (712,591)
     ADVISOR CLASS ........................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                (145)                 0
     INVESTOR CLASS .......................................................................          (2,222,873)        (1,083,387)
                                                                                               ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................          (3,302,809)        (1,795,978)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................           7,958,351         48,980,711
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................             706,950            708,247
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................         (46,678,113)       (10,268,955)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .....................................................         (38,012,812)        39,420,003
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..........................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ...........................................................                 N/A                N/A
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................                   0             10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................                 145                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................                   0                  0
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .....................................................                 145             10,000
                                                                                               ------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .............................................          41,183,213        132,696,344
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .........................................                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .........................................           2,148,111          1,035,807
   COST OF SHARES REDEEMED - INVESTOR CLASS ...............................................         (30,297,050)       (29,275,588)
                                                                                               ------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ..........................................................          13,034,274        104,456,563
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...................................................................         (24,978,393)       143,886,566
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         (10,633,593)       156,222,655
                                                                                               ------------------------------------
ENDING NET ASSETS .........................................................................    $    214,727,971   $    225,361,564
                                                                                               ====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................             469,405          3,013,687
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........              42,639             46,811
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (2,779,987)          (646,759)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................         (2,267,943)          2,413,739
                                                                                               ------------------------------------
   SHARES SOLD - ADVISOR CLASS ............................................................                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                 N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ........................................................                 N/A                N/A
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .............................                 N/A                N/A
                                                                                               ------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................................                   0                625
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                   8                  0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                   0                  0
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                   8                625
                                                                                               ------------------------------------
   SHARES SOLD - INVESTOR CLASS ...........................................................           2,450,568          8,410,765
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................             130,505             68,667
   SHARES REDEEMED - INVESTOR CLASS .......................................................          (1,792,722)        (1,853,926)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................             788,351          6,625,506
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (1,479,584)         9,039,870
                                                                                               ------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $       (824,788)  $       (243,885)
                                                                                               ====================================

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                           BEGINNING          NET                AND    DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT         UNREALIZED         FROM NET
                                                           VALUE PER       INCOME     GAIN (LOSS) ON       INVESTMENT
                                                               SHARE       (LOSS)        INVESTMENTS           INCOME
-------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    22.42        (0.10)              2.70             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    20.89        (0.56)              3.62             0.00
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................   $    19.17        (0.05)              1.77             0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    22.43         0.13               2.50             0.00
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................   $    21.42        (0.01)              1.02             0.00

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    22.31        (0.11)              2.67             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    20.84        (0.20)              3.20             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    21.53        (0.17)              0.45             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    19.73        (0.21)              3.22             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $    14.42        (0.12)              5.64            (0.00)(5)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $    16.84        (0.06)             (1.91)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $    16.39        (0.08)              0.76             0.00

ENTERPRISE FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    29.83        (0.11)              3.56             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    25.95         0.07               3.81             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    25.36        (0.14)(6)           0.73             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    21.98        (0.19)(6)           3.57             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $    15.94        (0.10)              6.14             0.00
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 ...............   $    16.32        (0.04)(6)          (0.34)            0.00

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    29.31        (0.04)              3.40             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    25.57        (0.31)              4.05             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    25.04        (0.21)(6)           0.74             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    21.79        (0.27)(6)           3.52             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $    15.86        (0.23)              6.16             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $    22.04        (0.24)(6)          (5.94)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $    28.31        (0.21)             (6.06)            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    29.90        (0.37)              3.88             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    25.95        (0.34)              4.29             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    25.30        (0.10)(6)           0.75             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    21.87        (0.11)(6)           3.54             0.00
JUNE 30, 2003(4) TO DECEMBER 31, 2003 .................   $    18.34        (0.06)              3.59             0.00

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    29.11        (0.16)              3.47             0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    25.43        (0.33)              4.01             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    24.95        (0.25)(6)           0.73             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    21.78        (0.34)(6)           3.51             0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $    15.90        (0.30)              6.18             0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $    22.14        (0.28)(6)          (5.96)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $    28.37        (0.31)             (5.92)            0.00

MID CAP DISCIPLINED FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    23.40         0.09               1.93            (0.15)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    23.25         0.12               3.47            (0.02)
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................   $    21.84         0.05(6)            1.36             0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    23.47         0.13               1.93            (0.19)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    23.28         0.20               3.46            (0.05)
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................   $    21.84         0.07(6)            1.37             0.00

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........   $    23.36         0.08               1.93            (0.12)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................   $    23.23         0.10               3.45             0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................   $    22.34         0.00(5)(6)         1.07             0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................   $    20.13         0.06               4.00            (0.05)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................   $    14.85         0.02               5.99            (0.02)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................   $    17.42         0.01              (2.06)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................   $    15.50        (0.02)              1.94             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                          DISTRIBUTIONS         ENDING
                                                               FROM NET      NET ASSET
                                                               REALIZED      VALUE PER
                                                                  GAINS          SHARE
--------------------------------------------------------------------------------------
DISCOVERY FUND
--------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.16)        $23.86
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           (1.53)        $22.42
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................            0.00         $20.89

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.16)        $23.90
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................            0.00         $22.43

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.16)        $23.71
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           (1.53)        $22.31
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................           (0.97)        $20.84
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................           (1.21)        $21.53
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           (0.21)        $19.73
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................           (0.45)        $14.42
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................           (0.23)        $16.84

ENTERPRISE FUND
--------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00         $33.28
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00         $29.83
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................            0.00         $25.95
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00         $25.36
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00         $21.98
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 ...............            0.00         $15.94

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00         $32.67
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00         $29.31
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................            0.00         $25.57
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00         $25.04
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00         $21.79
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00         $15.86
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00         $22.04

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00         $33.41
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00         $29.90
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................            0.00         $25.95
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00         $25.30
JUNE 30, 2003(4) TO DECEMBER 31, 2003 .................            0.00         $21.87

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........            0.00         $32.42
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................            0.00         $29.11
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................            0.00         $25.43
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................            0.00         $24.95
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................            0.00         $21.78
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................            0.00         $15.90
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................            0.00         $22.14

MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.41)        $23.86
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           (3.42)        $23.40
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................            0.00         $23.25

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.41)        $23.93
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           (3.42)        $23.47
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................            0.00         $23.28

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           (1.41)        $23.84
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           (3.42)        $23.36
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................           (0.18)        $23.23
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................           (1.80)        $22.34
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           (0.71)        $20.13
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................           (0.52)        $14.85
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................           (0.00)(5)     $17.42

                                                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           -----------------------------------------------------
                                                           NET INVESTMENT         GROSS   EXPENSES          NET
                                                            INCOME (LOSS)      EXPENSES     WAIVED     EXPENSES
----------------------------------------------------------------------------------------------------------------
DISCOVERY FUND
----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.75)%        1.23%     (0.08)%       1.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (0.69)%        1.25%     (0.10)%       1.15%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................             (0.76)%        1.24%     (0.11)%       1.13%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.46)%        0.96%     (0.01)%       0.95%
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................             (0.37)%        0.87%      0.00%        0.87%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.98)%        1.58%     (0.20)%       1.38%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (0.91)%        1.58%     (0.20)%       1.38%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................             (1.00)%        1.55%     (0.16)%       1.39%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.11)%        1.44%     (0.04)%       1.40%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.67)%        1.47%     (0.04)%       1.43%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (0.38)%        1.50%     (0.04)%       1.46%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.46)%        1.49%     (0.01)%       1.48%

ENTERPRISE FUND
----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.48)%        1.25%     (0.10)%       1.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (0.63)%        1.23%     (0.08)%       1.15%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................             (0.64)%        1.23%     (0.08)%       1.15%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.83)%        1.34%     (0.20)%       1.14%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (0.82)%        1.30%     (0.14)%       1.16%
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 ...............             (0.63)%        1.32%     (0.18)%       1.14%

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.73)%        1.42%     (0.02)%       1.40%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (0.89)%        1.42%     (0.03)%       1.39%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................             (1.02)%        1.49%     (0.04)%       1.45%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.22)%        1.60%     (0.05)%       1.55%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (1.14)%        1.53%     (0.03)%       1.50%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (1.33)%        1.82%     (0.02)%       1.80%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (1.60)%        2.09%     (0.01)%       2.08%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.21)%        0.98%     (0.08)%       0.90%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (0.39)%        0.98%     (0.08)%       0.90%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................             (0.47)%        0.97%     (0.09)%       0.88%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (0.47)%        0.88%     (0.05)%       0.83%
JUNE 30, 2003(4) TO DECEMBER 31, 2003 .................             (0.67)%        1.18%     (0.21)%       0.97%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........             (0.90)%        1.59%     (0.02)%       1.57%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................             (1.05)%        1.59%     (0.03)%       1.56%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................             (1.23)%        1.69%     (0.04)%       1.65%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................             (1.51)%        1.89%     (0.04)%       1.85%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................             (1.44)%        1.96%     (0.16)%       1.80%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................             (1.51)%        2.02%     (0.06)%       1.96%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (1.22)%        1.76%      0.00%        1.76%

MID CAP DISCIPLINED FUND
----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........              0.95%         1.16%     (0.01)%       1.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................              0.70%         1.20%     (0.05)%       1.15%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................              0.36%         1.20%     (0.06)%       1.14%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........              1.23%         0.89%      0.00%        0.89%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................              0.93%         0.92%     (0.02)%       0.90%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................              0.53%         0.92%     (0.04)%       0.88%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........              1.79%         1.51%     (0.20)%       1.31%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................              0.53%         1.54%     (0.23)%       1.31%
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................              0.02%         1.51%     (0.17)%       1.34%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................              0.36%         1.35%     (0.05)%       1.30%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................              0.13%         1.49%     (0.04)%       1.45%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................              0.09%         1.48%     (0.01)%       1.47%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................             (0.22)%        1.53%     (0.01)%       1.52%

                                                                         PORTFOLIO      NET ASSETS AT
                                                                TOTAL     TURNOVER      END OF PERIOD
                                                               RETURN(2)   RATE(3)    (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
DISCOVERY FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         12.08%          49%      $     82,796
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         15.22%         120%      $     68,374
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................          8.97%         110%      $      5,043

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         12.16%          49%      $         66
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................          4.72%         120%      $         10

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         11.90%          49%      $    246,274
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         14.96%         120%      $    218,187
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          1.68%         110%      $    199,313
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         15.69%         171%      $    191,181
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................         38.34%         302%      $    166,793
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................        (12.12)%        420%      $    133,361
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................          4.17%         502%      $    158,266

ENTERPRISE FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         11.57%          47%      $      2,855
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         14.95%         118%      $      2,553
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          2.33%         116%      $      3,290
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         15.38%         184%      $     12,499
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................         37.89%         261%      $     34,204
AUGUST 30, 2002(4) TO DECEMBER 31, 2002 ...............         (2.33)%        377%      $      3,930

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         11.46%          47%      $      1,646
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         14.63%         118%      $      1,761
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          2.12%         116%      $      1,430
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         14.92%         184%      $      1,529
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................         37.39%         261%      $      1,690
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................        (28.04)%        377%      $      1,244
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................        (22.15)%        630%      $      1,328

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         11.74%          47%      $     86,610
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         15.22%         118%      $     36,587
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          2.57%         116%      $     15,780
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         15.68%         184%      $      7,126
JUNE 30, 2003(4) TO DECEMBER 31, 2003 .................         19.25%         261%      $      2,114

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........         11.37%          47%      $    191,606
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         14.47%         118%      $    192,533
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          1.92%         116%      $    196,077
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         14.55%         184%      $    260,212
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................         36.98%         261%      $    249,221
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................        (28.18)%        377%      $    224,182
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................        (21.96)%        630%      $    372,075

MID CAP DISCIPLINED FUND
-----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          8.95%          39%      $    149,391
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         17.47%         125%      $     97,014
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................          6.46%          94%      $     54,344

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          9.10%          39%      $    127,241
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         17.77%         125%      $    137,471
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................          6.59%          94%      $    116,867

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          8.91%          39%      $  1,066,206
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................         17.26%         125%      $    756,815
JANUARY 1, 2005 TO OCTOBER 31, 2005(7) ................          4.83%          94%      $    535,900
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................         21.18%          62%      $    676,333
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................         40.66%         252%      $    314,764
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................        (11.78)%        431%      $    155,411
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................         12.41%         648%      $     92,412

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                           BEGINNING          NET                AND   DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT         UNREALIZED        FROM NET
                                                           VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT
                                                               SHARE       (LOSS)        INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
---------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $49.05         0.29               4.28           (0.22)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $47.61         0.19               6.18            0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................       $46.65        (0.05)(6)           1.01            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $39.58        (0.14)              7.21            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $28.73        (0.06)(6)          10.91            0.00
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ...............       $29.48         0.02              (0.77)           0.00

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $47.74         0.26               4.14           (0.06)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $46.57         0.23               5.87            0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................       $45.71        (0.12)(6)           0.98            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $38.94        (0.34)              7.11            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $28.37        (0.19)(6)          10.76            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       $38.92        (0.11)            (10.44)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       $42.10        (0.06)(6)          (2.08)          (0.09)

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $48.54         0.26               4.21           (0.09)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $47.29         0.09               6.09            0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................       $46.40        (0.10)(6)           0.99            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $39.45        (0.26)              7.21            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $28.70        (0.14)(6)          10.89            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................       $39.29        (0.08)            (10.51)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................       $42.35         0.07              (2.11)          (0.07)

SMALL CAP DISCIPLINED FUND
---------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $18.11        (0.01)              1.15            0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $16.07         0.01(6)            2.81            0.00
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................       $15.99        (0.01)              0.09            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $18.16         0.00               1.15            0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $16.09         0.03(6)            2.82            0.00
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................       $15.99         0.00               0.10            0.00

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $18.00         0.00               1.09            0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $16.04        (0.06)(6)           2.80            0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................       $16.70        (0.07)             (0.38)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $13.91        (0.06)              3.75            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 9.12        (0.05)              5.71            0.00
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................       $10.00        (0.05)             (0.83)           0.00

SMALL/MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $16.45         0.00               1.38            0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $14.65         0.00               2.12            0.00
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................       $13.22         0.00               1.43            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $16.45         0.02               1.39            0.00
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................       $16.01         0.01               0.43            0.00

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........       $16.34        (0.05)              1.39            0.00
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................       $14.62        (0.01)              2.05            0.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................       $13.83        (0.08)              1.22            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................       $12.01        (0.13)              2.43            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................       $ 7.58        (0.03)              4.46            0.00
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................       $10.00        (0.04)             (2.38)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS      ENDING
                                                              FROM NET   NET ASSET
                                                              REALIZED   VALUE PER
                                                                 GAINS       SHARE
----------------------------------------------------------------------------------
OPPORTUNITY FUND
----------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (8.44)  $   44.96
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (4.93)  $   49.05
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................           0.00   $   47.61
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................           0.00   $   46.65
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           0.00   $   39.58
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ...............           0.00   $   28.73

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (8.44)  $   43.64
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (4.93)  $   47.74
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................           0.00   $   46.57
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................           0.00   $   45.71
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           0.00   $   38.94
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................           0.00   $   28.37
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................          (0.95)  $   38.92

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (8.44)  $   44.48
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (4.93)  $   48.54
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................           0.00   $   47.29
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................           0.00   $   46.40
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           0.00   $   39.45
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................           0.00   $   28.70
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................          (0.95)  $   39.29

SMALL CAP DISCIPLINED FUND
----------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.87)  $   18.38
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.78)  $   18.11
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................           0.00   $   16.07

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.87)  $   18.44
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.78)  $   18.16
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................           0.00   $   16.09

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.87)  $   18.22
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.78)  $   18.00
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.21)  $   16.04
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.90)  $   16.70
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.87)  $   13.91
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................           0.00   $    9.12

SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.23)  $   17.60
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.32)  $   16.45
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................           0.00   $   14.65

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.23)  $   17.63
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................           0.00   $   16.45

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.23)  $   17.45
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.32)  $   16.34
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.35)  $   14.62
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.48)  $   13.83
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................           0.00   $   12.01
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................           0.00   $    7.58

                                                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        -------------------------------------------------
                                                        NET INVESTMENT       GROSS   EXPENSES         NET
                                                         INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           1.35%       1.14%     (0.10)%      1.04%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.48%       1.13%     (0.09)%      1.04%
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.14)%      1.13%     (0.10)%      1.03%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.35)%      1.27%     (0.12)%      1.15%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.20)%      1.55%     (0.36)%      1.19%
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ...............            0.21%      1.22%     (0.06)%      1.16%

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           1.25%       1.32%     (0.03)%      1.29%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.39%       1.30%     (0.01)%      1.29%
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.49)%      1.42%     (0.02)%      1.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.76)%      1.60%     (0.04)%      1.56%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.58)%      1.56%     (0.01)%      1.55%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................          (0.38)%      1.58%     (0.01)%      1.57%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................          (0.28)%      1.66%      0.00%       1.66%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           1.22%       1.49%     (0.14)%      1.35%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.18%       1.47%     (0.12)%      1.35%
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.46)%      1.46%     (0.10)%      1.36%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.55)%      1.39%     (0.04)%      1.35%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.43)%      1.42%     (0.02)%      1.40%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................          (0.23)%      1.41%     (0.01)%      1.40%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................           0.19%       1.29%      0.00%       1.29%

SMALL CAP DISCIPLINED FUND
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           0.25%       1.37%     (0.17)%      1.20%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.08%       1.39%     (0.19)%      1.20%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................          (0.30)%      1.45%     (0.21)%      1.24%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........           0.46%       1.09%     (0.09)%      1.00%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.20%       1.11%     (0.11)%      1.00%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................           0.08%       1.10%     (0.52)%      0.58%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.10)%      1.71%     (0.14)%      1.57%(8)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.37)%      1.73%     (0.12)%      1.61%
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (0.57)%      1.73%     (0.11)%      1.62%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (0.55)%      1.65%     (0.06)%      1.59%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.89)%      1.89%     (0.18)%      1.71%
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................          (0.98)%      2.55%     (0.60)%      1.95%

SMALL/MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.23)%      1.37%     (0.22)%      1.15%
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................           0.08%       1.43%     (0.28)%      1.15%
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................          (0.18)%      1.48%     (0.24)%      1.24%

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.04)%      1.08%     (0.13)%      0.95%
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................           0.53%       1.04%     (0.15)%      0.89%

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........          (0.63)%      1.73%     (0.19)%      1.54%(9)
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................          (0.33)%      1.78%     (0.21)%      1.57%
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................          (1.01)%      1.95%     (0.25)%      1.70%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................          (1.30)%      2.06%     (0.30)%      1.76%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................          (0.55)%      2.86%     (1.06)%      1.80%
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................          (0.74)%      3.56%     (1.64)%      1.92%

                                                                      PORTFOLIO      NET ASSETS AT
                                                            TOTAL      TURNOVER      END OF PERIOD
                                                           RETURN(2)       RATE(3) (000'S OMITTED)
--------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
--------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........     10.50%           21%    $      139,730
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     14.15%           39%    $      167,560
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................      2.06%           35%    $      131,102
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................     17.86%           42%    $        1,337
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................     37.77%           60%    $          145
AUGUST 30(4), 2002 TO DECEMBER 31, 2002 ...............     (2.54)%          71%    $          634

ADVISOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........     10.38%           21%    $       48,433
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     13.86%           39%    $       51,489
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................      1.88%           35%    $      119,986
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................     17.39%           42%    $      137,439
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................     37.26%           60%    $      140,500
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................    (27.11)%          71%    $      103,924
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................     (5.08)%          88%    $       89,132

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........     10.34%           21%    $    1,809,551
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     13.81%           39%    $    1,834,134
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................      1.92%           35%    $    1,938,610
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................     17.62%           42%    $    2,389,496
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................     37.46%           60%    $    2,709,452
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................    (26.95)%          71%    $    2,506,990
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................     (4.80)%          88%    $    3,664,068

SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      6.46%           39%    $       14,943
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     18.17%          100%    $        5,999
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................      0.50%           56%    $        1,141

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      6.50%           39%    $      112,718
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     18.34%          100%    $       63,905
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................      0.63%           56%    $        2,162

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      6.21%           39%    $      414,637
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     17.68%          100%    $      356,484
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................    (2.71)%           56%    $      172,013
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................     27.04%           41%    $      135,287
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................     62.53%          156%    $       39,549
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................    (8.80)%          201%    $        7,871

SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      8.49%           63%    $       40,541
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     14.66%           56%    $       75,172
APRIL 11, 2005(4) TO OCTOBER 31, 2005 .................     10.82%           80%    $       31,613

INSTITUTIONAL CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      8.61%           63%    $           11
AUGUST 31, 2006(4) TO OCTOBER 31, 2006 ................      2.75%           56%    $           10

INVESTOR CLASS
NOVEMBER 1, 2006 TO APRIL 30, 2007 (UNAUDITED) ........      8.30%           63%    $      174,176
NOVEMBER 1, 2005 TO OCTOBER 31, 2006 ..................     14.13%           56%    $      150,180
JANUARY 1, 2005 TO OCTOBER 31, 2005 ...................      8.45%           80%    $       37,526
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................     19.37%          133%    $       17,678
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................     58.44%          132%    $        8,725
MARCH 28, 2002(4) TO DECEMBER 31, 2002 ................   (24.20)%          108%    $        2,509

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   Commencement of operations.

(5)   Amount calculated is less than $0.005.

(6)   Calculated based upon average shares outstanding.

(7)   The Fund changed its fiscal year-end from December 31 to October 31.

(8) Effective March 9, 2007, the expense cap for Small Cap Disciplined Fund - Investor Class changed from 1.61% to 1.49%. The blended expense cap as of April 30, 2007, is 1.57%.

(9) Effective March 9, 2007, the expense cap for Small/MidCap Value Fund - Investor Class changed from 1.57% to 1.49%. The blended expense cap as of April 30, 2007, is 1.54%.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at April 30, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund. Each Fund is a diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign securities as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AFFILIATE SECURITIES

      An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Companies that are affiliates of the Funds at year-end are noted in the Funds' Portfolio of Investments. The following positions were held at April 30, 2007:

Small Cap Disciplined Fund

                                                                              Unrealized   % of Shares
   Security Name                       Shares        Cost      Market Value    Gain/Loss   Outstanding
-------------------------------------------------------------------------------------------------------
   PLAYBOY ENTERPRISES

   INCORPORATED CLASS B              1,500,000   $15,522,555   $ 14,685,000   $ (837,555)       5.29%
-------------------------------------------------------------------------------------------------------

Small/Mid Cap Value Fund

                                                                              Unrealized   % of Shares
   Security Name                      Shares         Cost      Market Value    Gain/Loss   Outstanding
-------------------------------------------------------------------------------------------------------
   ALLIED HEALTHCARE PRODUCTS          465,988   $ 2,445,528   $  3,145,419   $  699,891        5.91%
-------------------------------------------------------------------------------------------------------
   ENCORIUM GROUP INCORPORATED       1,698,502     4,348,617      6,369,383    2,020,766       12.72%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at April 30, 2007.

      At October 31, 2006, the Fund's prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
   Fund                                          Expiration Year   Carryforwards
--------------------------------------------------------------------------------
   ENTERPRISE FUND                                    2009           161,574,640
                                                      2010            64,764,000
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 2007, there were no open futures contracts.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at April 30, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Fund(s) may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of April 30, 2007, the following Fund had open swap contracts:

                      Swap           Notional     Interest Rate/          Interest Rate/         Maturity    Net Unrealized
   Fund           Counter Party     Principal     Index Received            Index Paid             Date        Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------
   OPPORTUNITY   Lehman Brothers   $27,672,112      Market Value        Notional Amount x        16-Apr-08     $  829,792
   FUND              Finance                       Appreciation       (3 Months USD LIBOR)
                                                   on Customized       plus Market Value
                                                    Stock Index*         Appreciation on
                                                                    Customized Stock Index*
---------------------------------------------------------------------------------------------------------------------------
   OPPORTUNITY   Lehman Brothers   $32,004,720      Market Value        Notional Amount x         9-Jul-07     $ (287,874)
   FUND              Finance                       Appreciation       (3 Months USD LIBOR
                                                   on Customized    plus 30 bps) plus Market
                                                   Stock Index**     Value Appreciation on
                                                                    Customized Stock Index**
---------------------------------------------------------------------------------------------------------------------------
   OPPORTUNITY   Lehman Brothers   $17,640,849     Market Value        Notional Amount x         29-Oct-07     $3,309,894
   FUND              Finance                       Appreciation       (3 Months USD LIBOR
                                                   on Customized    plus 30 bps) plus Market
                                                  Stock Index***     Value Appreciation on
                                                                    Customized Stock Index ***
---------------------------------------------------------------------------------------------------------------------------

* Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: AFLAC Incorporated, Amgen Incorporated, Carnival Corporation, Time Warner Incorporated, UnitedHealth Group Incorporated, Viacom Incorporated, Wyeth and Pfizer Incorporated.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: Bank of America Incorporated, City National Corporation, Marshall & IIsley Corporation, Synovus Financial Corporation, SunTrust Banks Incorporated, TCF Financial Corporation, US Bancorp, Wachovia Corporation, and Zions Bancorp.

*** Customized Stock Index consists of the following basket of common stocks valued as of April 30, 2007: Alcan Incorporated, Alcoa Incorporated, Freeport-McMoRan Copper & Gold Incorporated, Rio Tinto plc and BHP Billiton Limited.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions for the six-month period ended April 30, 2007, were as follows:

                                                                    Opportunity Fund
                                                                 ----------------------
   Call Options Written                            Contracts                         Premiums Received
------------------------------------------------------------------------------------------------------
   OPTIONS AT BEGINNING OF PERIOD                    (14,924)                           $(2,033,956)
------------------------------------------------------------------------------------------------------
   OPTIONS WRITTEN                                   (25,831)                            (3,442,275)
------------------------------------------------------------------------------------------------------
   OPTIONS TERMINATED IN CLOSING TRANSACTIONS              0                                      0
------------------------------------------------------------------------------------------------------
   OPTIONS EXPIRED                                    15,624                              1,857,107
------------------------------------------------------------------------------------------------------
   OPTIONS EXERCISED                                  20,681                              1,241,099
------------------------------------------------------------------------------------------------------
   OPTIONS AT END OF PERIOD                           (4,450)                           $(2,378,025)

                                                                Small/Mid Cap Value Fund
                                                                ------------------------
   Call Options Written                            Contracts                         Premiums Received
------------------------------------------------------------------------------------------------------
   OPTIONS AT BEGINNING OF PERIOD                     (1,385)                           $  (732,672)
------------------------------------------------------------------------------------------------------
   OPTIONS WRITTEN                                    (1,806)                              (688,584)
------------------------------------------------------------------------------------------------------
   OPTIONS TERMINATED IN CLOSING TRANSACTIONS          3,083                              1,398,000
------------------------------------------------------------------------------------------------------
   OPTIONS EXPIRED                                        80                                 15,570
------------------------------------------------------------------------------------------------------
   OPTIONS EXERCISED                                      28                                  7,686
------------------------------------------------------------------------------------------------------
   OPTIONS AT END OF PERIOD                                0                            $         0

      Open written call and put option contracts as of April 30, 2007, are disclosed in the Portfolio of Investments.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                       Advisory Fee                                            Subadvisory Fee
                                   Average Daily      (% of Average                         Average Daily       (% of Average
   Fund                             Net Assets       Daily Net Assets)    Subadviser         Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
   DISCOVERY FUND               First $500 million        0.750          Wells Capital   First $100 million         0.450
                                 Next $500 million        0.700             Management    Next $100 million         0.400
                                   Next $2 billion        0.650           Incorporated    Over $200 million         0.350
                                   Next $2 billion        0.625
                                   Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                                                       Advisory Fee                                            Subadvisory Fee
                                   Average Daily      (% of Average                         Average Daily       (% of Average
   Fund                             Net Assets       Daily Net Assets)     Subadviser        Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
   ENTERPRISE FUND              First $500 million        0.750          Wells Capital   First $100 million         0.450
                                 Next $500 million        0.700             Management    Next $100 million         0.400
                                   Next $2 billion        0.650           Incorporated    Over $200 million         0.300
                                   Next $2 billion        0.625
                                   Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------------
   MID CAP DISCIPLINED FUND     First $500 million        0.750          Wells Capital   First $100 million         0.450
                                 Next $500 million        0.700             Management    Next $100 million         0.400
                                   Next $2 billion        0.650           Incorporated    Over $200 million         0.300
                                   Next $2 billion        0.625
                                   Over $5 billion        0.600

-------------------------------------------------------------------------------------------------------------------------------
   OPPORTUNITY FUND             First $500 million        0.750          Wells Capital   First $100 million         0.450
                                 Next $500 million        0.700             Management    Next $100 million         0.400
                                   Next $2 billion        0.650           Incorporated    Over $200 million         0.300
                                   Next $2 billion        0.625
                                   Over $5 billion        0.600
-------------------------------------------------------------------------------------------------------------------------------
   SMALL CAP DISCIPLINED FUND   First $500 million        0.900          Wells Capital   First $100 million         0.550
                                 Next $500 million        0.850             Management   Next $100 million          0.500
                                   Next $2 billion        0.800           Incorporated    Over $200 million         0.400
                                   Next $2 billion        0.775
                                   Over $5 billion        0.750

-------------------------------------------------------------------------------------------------------------------------------
   SMALL/MID CAP VALUE FUND     First $500 million        0.900          Wells Capital   First $100 million         0.450
                                 Next $500 million        0.850             Management    Next $100 million         0.400
                                   Next $2 billion        0.800           Incorporated    Over $200 million         0.350
                                   Next $2 billion        0.775
                                   Over $5 billion        0.750
-------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fees
                                           Average Daily        (% of Average
                                             Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
   FUND LEVEL                             First $5 billion          0.05
                                           Next $5 billion          0.04
                                          Over $10 billion          0.03
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                    All asset levels          0.10
--------------------------------------------------------------------------------
   ADVISOR CLASS                          All asset levels          0.28
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                    All asset levels          0.08
--------------------------------------------------------------------------------
   INVESTOR CLASS                         All asset levels          0.45
--------------------------------------------------------------------------------

      The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   ALL SMALL AND MID CAP STOCK FUNDS                                  0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
   Share Class                                                  Daily Net Assets
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS, ADVISOR CLASS AND INVESTOR CLASS              0.25
--------------------------------------------------------------------------------

      For the six-month period ended April 30, 2007, shareholder servicing fees paid were as follows:

   Fund                                     Administrator   Advisor    Investor
--------------------------------------------------------------------------------
   DISCOVERY FUND                             $ 92,423          N/A   $  290,001
--------------------------------------------------------------------------------
   ENTERPRISE FUND                               4,612      $ 2,083      240,785
--------------------------------------------------------------------------------
   MID CAP DISCIPLINED FUND                    154,156          N/A    1,144,885
--------------------------------------------------------------------------------
   OPPORTUNITY FUND                            185,676       61,223    2,255,114
--------------------------------------------------------------------------------
   SMALL CAP DISCIPLINED FUND                   14,740          N/A      482,417
--------------------------------------------------------------------------------
   SMALL/MID CAP VALUE FUND                     68,645          N/A      206,015

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect for the six-month period ended April 30, 2007, were as follows:

                                                 Net Operating Expense Ratios
                                                 ----------------------------
   Fund                             Administrator   Advisor   Institutional   Investor
------------------------------------------------------------------------------------------
   DISCOVERY FUND*                      1.15%           N/A       0.95%           1.38%
------------------------------------------------------------------------------------------
   ENTERPRISE FUND*                     1.15%          1.40%      0.90%           1.57%
------------------------------------------------------------------------------------------
   MID CAP DISCIPLINED FUND*            1.15%           N/A       0.90%           1.31%
------------------------------------------------------------------------------------------
   OPPORTUNITY FUND*                    1.04%          1.29%       N/A            1.35%
------------------------------------------------------------------------------------------
   SMALL CAP DISCIPLINED FUND*          1.20%           N/A       1.00%           1.49%**
------------------------------------------------------------------------------------------
   SMALL/MID CAP VALUE FUND*            1.15%           N/A       0.95%           1.49%***

  * The Fund's adviser has contractually committed to waive fees through February 29, 2008.

 ** Effective March 1, 2007, the expense cap for Small Cap Disciplined Fund - Investor class changed from 1.61% to 1.49%. The blended expense cap as of April 30, 2007 is 1.57%.

*** Effective March 1, 2007, the expense cap for Small/Mid Cap Value Fund - Investor class changed from 1.57% to 1.49%. The blended expense cap as of April 30, 2007 is 1.54%.

NOTES TO FINANCIAL STATEMENTS

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended April 30, 2007, were as follows:

Fund                                       Purchases at Cost      Sales Proceeds
--------------------------------------------------------------------------------
DISCOVERY FUND                               $ 153,445,634         $ 145,113,162
--------------------------------------------------------------------------------
ENTERPRISE FUND                                136,212,388           115,491,798
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                       671,552,808           392,919,899
--------------------------------------------------------------------------------
OPPORTUNITY FUND                               390,295,534           524,332,933
--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                     227,233,741           158,654,402
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                       135,423,537           151,077,817

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      For the six-month period ended April 30, 2007, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of April 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS            OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund (except Money Market Funds) is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987      Wake Forest University, Calloway    None
64                                            School of Business and
                                              Accountancy - The Thomas Goho
                                              Chair of Finance since January
                                              2006. Associate Professor of
                                              Finance from 1999-2005.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998      Chairman, CEO and Co-Founder of     None
64                   (Chairman since 2005)    Crystal Geyser Water Company and
                     (Lead Trustee since      President of Crystal Geyser
                     2001)                    Roxane Water Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987      Retired. Prior thereto, President   None
73                                            of Richard M. Leach Associates (a
                                              financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006      Professor of Insurance and Risk     None
54                                            Management, Wharton School,
                                              University of Pennsylvania.
                                              Director of the Boettner Center
                                              on Pensions and Retirement
                                              Research. Research Associate and
                                              Board Member, Penn Aging Research
                                              Center. Research Associate,
                                              National Bureau of Economic
                                              Research.
-----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996      Senior Counselor to the public      None
55                                            relations firm of Himle-Horner
                                              and Senior Fellow at the Humphrey
                                              Institute, Minneapolis, Minnesota
                                              (a public policy organization).

OTHER INFORMATION            WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996      Principal of the law firm of        None
66                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate        None
62                                            Developer. Prior thereto,
                                              Chairman of Whitepoint Capital,
                                              LLC until 2004.
-----------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of Wells   None
48                                            Fargo Bank, N.A. and President of
                                              Wells Fargo Funds Management, LLC
                                              since 2003. Senior Vice President
                                              and Chief Administrative Officer
                                              of Wells Fargo Funds Management,
                                              LLC from 2001 to 2003.
-----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000;   Senior Vice President and           None
46                   Chief Legal Counsel      Secretary of Wells Fargo Funds
                     since 2003               Management, LLC since 2001. Vice
                                              President and Managing Senior
                                              Counsel of Wells Fargo Bank, N.A.
                                              since 1996.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen****   Treasurer, since 2006    Vice President of Financial         None
33                                            Operations for Wells Fargo Funds
                                              Management, LLC since 2006. From
                                              2001 to 2006, Vice President of
                                              Wells Fargo Bank, N.A. and Vice
                                              President of Wells Fargo Bank,
                                              N.A. Auto Finance Group. Vice
                                              President of Portfolio Risk
                                              Management for Wells Fargo Bank,
                                              N.A. Auto Finance Group from 2004
                                              to 2006.
-----------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance         Chief Compliance Officer of Wells   None
45                   Officer, since 2004      Fargo Funds Management, LLC since
                                              2004. Chief Compliance Officer
                                              for Wells Fargo Funds Management,
                                              LLC from 1997 to 2002. In 2002,
                                              Ms. Peters left Wells Fargo Funds
                                              Management, LLC to pursue
                                              personal goals.
-----------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLS-FARGO.COM/ADVANTAGEFUNDS.

  ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

 *** As of April 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

**** As of May 8, 2007, Stephen W. Leonhardt replaced A. Erdem Cimen as Treasurer of the Funds.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS            OTHER INFORMATION
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DISCOVERY FUND, ENTERPRISE FUND, MID CAP DISCIPLINED FUND, OPPORTUNITY FUND,

SMALL CAP DISCIPLINED FUND AND SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund and Small/Mid Cap Value Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance results of each Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group,

OTHER INFORMATION            WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratios were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board also considered and noted Funds Management recommendation to reduce the net operating expense ratio of the Enterprise Fund in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved (as applicable) Funds Management's recommendation to reduce and increase certain of the Funds' net operating expense ratios in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is the potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS            OTHER INFORMATION
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS        WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

        ---------------
[LOGO]  WELLS ADVANTAGE
        FARGO FUNDS
        ---------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    104314 06-07
                                                             SMCNLD/SAR123 04-07

ITEM 2. CODE OF ETHICS
=======================
Not required in this filing


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                     Date: June 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By: /s/ Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President

                                                         Date: June 21, 2007


                                                     By: s/ Stephen W. Leonhardt

                                                         Stephen W. Leonhardt
                                                         Treasurer


                                                     Date: June 21, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


    b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


    c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

    d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


    a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date:June 21, 2007

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

    c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

    d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date:June 21, 2007

/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended April 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date:June 21, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended April 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date:June 21, 2007
                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust